1933 Act File No. 33-51247
                                                      1940 Act File No. 811-7129

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   X

    Pre-Effective Amendment No.    ...............................

    Post-Effective Amendment No.   28  ...........................        X

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           X

    Amendment No.   29  ..........................................        X

                    FEDERATED MANAGED ALLOCATION PORTFOLIOS
                        (formerly, Managed Series Trust)
               (Exact Name of Registrant as Specified in Charter)

                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                        (Registrant's Telephone Number)

                          John W. McGonigle, Esquire,
                           Federated Investors Tower,
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

  immediately upon filing pursuant to paragraph (b)
   on February 1, 2007 pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a) (i)
 X  on January 28, 2008 pursuant to paragraph (a) (i)
  _ 75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                    Copies to:

                          Melanie C. Maloney, Esquire
                                      and
                             Jennifer Eck, Esquire
                             Dickstein Shapiro LLP
                              1825 Eye Street, NW
                             Washington, DC  20006




FEDERATED TARGET ETF FUNDS

EACH A PORTFOLIO OF FEDERATED MANAGED ALLOCATION PORTFOLIOS

PROSPECTUS




January 31, 2008





FEDERATED TARGET ETF FUND 2015

FEDERATED TARGET ETF FUND 2025

FEDERATED TARGET ETF FUND 2035

CLASS A SHARES

Mutual funds seeking capital appreciation and current income consistent with its current asset allocation which will emphasize a decreasing allocation to equity securities as the Funds' target year approaches.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

CONTENTS
Risk/Return Summary
What are the Funds' Fees and Expenses?
What are the Funds' Investment Strategies?
What are the Principal Securities in Which the Funds Invest?
What are the Specific Risks of Investing in the Funds?
What Do Shares Cost?
How are the Funds Sold?
Payments to Financial Intermediaries
How to Purchase Shares
How to Redeem and Exchange Shares
Account and Share Information
Who Manages the Funds?
Legal Proceedings
Financial Information
Appendix A: Hypothetical Investment and Expense Information

RISK/RETURN SUMMARY

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

FUND           OBJECTIVE
Federated
Target ETF     To seek capital appreciation and current income consistent with its current asset allocation which will emphasize a
2015           decreasing allocation to equity securities as the Fund's target year approaches
("Target
2015
Fund")
Federated
Target ETF
2025
("Target
2025
Fund")
Federated
Target ETF
2035
("Target
2035
Fund")

While there is no assurance that a Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.



WHAT ARE THE FUNDS' MAIN INVESTMENT STRATEGIES?
The Funds pursue their investment objectives by investing in a mix of equity and fixed-income investments. Each Fund's portfolio is constructed by the Adviser by using an asset allocation process and is managed according to the specific target retirement date reflected in each Fund's name. The Funds will normally invest at least 80% of their assets in exchange-traded funds ("ETFs") in order to achieve exposure to the various asset classes. The following table shows each Fund's neutral position points ("Neutral Position") for both equity and fixed income securities. These allocations are for 2007 and will be adjusted each year at the beginning of January.
 FUND                 EQUITY               FIXED-INCOME
                      NEUTRAL POSITION     NEUTRAL POSITION
 Target 2015 Fund     56%                  44%
 Target 2025 Fund     73%                  27%
 Target 2035 Fund     83%                  17%
The Adviser will have the discretion to adjust the equity and fixed-income allocations of the portfolio by +/- 15% from the stated Neutral Positions based upon its view of the U.S. and foreign economies and securities markets.
  Additionally, as a Fund's target year approaches the Neutral Positions of the Funds will be adjusted. Generally, as the target year approaches, the Fund's allocation to stocks will decrease and the Fund's allocation to fixed income investments will increase. At the target retirement year it is anticipated that the Neutral Positions will be approximately 40% for equity and 60% for fixed income. From the target retirement year, the equity Neutral Point will continue to decrease until it reaches 20% ten years after the target retirement year.
  In selecting ETFs for purchase by a Fund, the Adviser considers the securities index in which the ETF seeks to track, the trading liquidity of the ETF and of the securities in which the ETF invests, and whether or not the ETF has obtained relief from the Securities and Exchange Commission (SEC) that permits investment companies to invest in ETFs to a greater extent than normally permitted by the Investment Company Act of 1940 (1940 Act).
  The Funds may also invest in securities directly, invest in derivative contracts such as options or futures, and may invest in other Funds advised by the Adviser or its affiliates.




WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUNDS?
All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Funds. The primary factors that may reduce the Funds' returns include:
* EXCHANGE-TRADED FUNDS RISKS. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded). In addition, ETFs may be subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF's shares may trade above or below their net asset value; (ii) an active trading market for an ETF's shares may not develop or be maintained; (iii) trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate; and (iv) an ETF may not fulfill its objective of tracking the performance of the index it seeks to track. As with traditional mutual funds, ETFs charge asset-based fees. The Funds will indirectly pay a proportional share of the asset-based fees of the ETFs in which the Funds invest. The net asset value of a Fund will fluctuate with the changes in the value of the ETFs in which the Funds invest. The change in value of the ETFs are due to the change in price of the securities in which the ETFs' invest. Therefore, the Funds net asset value will be indirectly effected by the change in value of the securities in which the ETF invests.
* STOCK MARKET RISKS. The value of equity securities in a Fund's portfolio (or equity securities in which an underlying ETF invests) will fluctuate and, as a result, a Fund's share price may decline suddenly or over a sustained period of time.
* INTEREST RATE RISKS. Prices of fixed-income securities in a Fund's portfolio (or fixed-income securities in which an underlying ETF invests) generally fall when interest rates rise. Interest rate changes have a greater effect on the price of fixed-income securities with longer durations.
* CREDIT RISKS. There is a possibility that issuers of securities in which a Fund may invest (or issuers of securities in which an underlying ETF invests) may default in the payment of interest or principal on the securities when due, which could cause a Fund to lose money.
* RISKS OF FOREIGN INVESTING. Because the Funds invest in securities issued by foreign companies (or because an underlying ETF invests in foreign securities), a Fund's share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.
* CURRENCY RISKS. Because the exchange rates for currencies fluctuate daily, prices of the foreign securities in which a Fund invests (or foreign securities in which an underlying ETF invests) are more volatile than prices of securities traded exclusively in the United States.
* EMERGING MARKET RISKS. Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market centrally planned economies.
* PREPAYMENT RISKS. When homeowners prepay their mortgages in response to lower interest rates, a Fund (or an underlying ETF) will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage-backed securities may not rise to as great an extent as that of other fixed-income securities.
* CALL RISKS. A Fund's performance may be adversely affected by the possibility that an issuer of a security held by a Fund (or held by an underlying ETF) may redeem the security prior to maturity at a price below its current market value.
* SECTOR RISKS. Because the Funds (or the underlying ETFs) may allocate relatively more assets to certain industry sectors than to others, the Funds' performance may be more susceptible to any developments which affect those sectors emphasized by the Funds.
* LIQUIDITY RISKS. The securities and derivative contracts in which the Funds invest (or which an underlying ETF invests) may be less readily marketable and may be subject to greater fluctuation in price than other securities.
* RISKS RELATED TO COMPANY SIZE. Because the smaller companies in which the Funds (or an underlying ETF) may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.
* RISKS ASSOCIATED WITH NONINVESTMENT-GRADE SECURITIES. A Fund (or an underlying ETF) may invest a portion of its assets in securities rated below investment grade which may be subject to greater interest rate, credit and liquidity risks than investment grade securities.
* RISKS OF INVESTING IN DERIVATIVE CONTRACTS AND HYBRID INSTRUMENTS. The Funds' use of derivative contracts (or a derivative contract in which an underlying ETF invests) and hybrid instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Also, derivative contracts and hybrid instruments may involve other risks described in this prospectus, such as stock market, interest rate, credit, currency, liquidity and leverage risks.
    RISKS OF INVESTING IN COMMODITIES
* Because the Funds (or an underlying ETF) may invest in investments whose performance is linked to the price of an underlying commodity or commodity index, the Fund may be subject to the risks of investing in physical commodities. These types of risks include regulatory, economic and political developments, weather events and natural disasters, pestilence, market disruptions and the fact that commodity prices may have greater volatility than investments in traditional securities.
The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.






RISK/RETURN BAR CHART AND TABLE
[TO BE FILIED BY AMENEMENT]






WHAT ARE THE FUND'S FEES AND EXPENSES?

FEDERATED TARGET ETF FUND 2015

FEES AND EXPENSES

WHAT ARE THE FUND'S FEES AND EXPENSES?

FEDERATED TARGET ETF FUND 2025

FEES AND EXPENSES
[TO BE FILED BY AMENDMENT]


WHAT ARE THE FUND'S FEES AND EXPENSES?

FEDERATED TARGET ETF FUND 2035

FEES AND EXPENSES
[TO BE FILED BY AMENDMENT]



[TO BE FILIED BY AMENEMENT]






WHAT ARE THE FUNDS' INVESTMENT STRATEGIES?

The Funds pursue their investment objectives by primarily investing in a mix of equity and fixed-income investments. Each Fund's portfolio is constructed by the Adviser by using an asset allocation process and is managed according to the specific target retirement date reflected in each Fund's name. The Funds will normally invest at least 80% of their assets in ETFs in order to achieve exposure to the various asset classes. The following table shows each Fund's neutral position points ("Neutral Position") for both equity and fixed-income securities. These allocations are for 2007 and will be adjusted each year at the beginning of January.
 FUND                 EQUITY               FIXED-INCOME
                      NEUTRAL POSITION     NEUTRAL POSITION
 Target 2015 Fund     56%                  44%
 Target 2025 Fund     73%                  27%
 Target 2035 Fund     83%                  17%
The Adviser will have the discretion to adjust the equity and fixed income allocations of the portfolio by +/- 15% from the stated Neutral Positions based upon its view of the United States and foreign economies and securities markets.
  Additionally, as a Fund's target year approaches the Neutral Positions of the Funds' will be adjusted. Generally, as the target year approaches, the Fund's allocation to stocks will decrease and the Fund's allocation to fixed-income investments will increase. At the target retirement year it is anticipated that the Neutral Positions will be approximately 40% for equity and 60% for fixed income. From the target retirement year, the equity Neutral Point will continue to decrease until it reaches 20% ten years after the target retirement year.
  Within the equity allocation of a Fund, the Adviser anticipates investing the largest portion of the equity allocation in ETFs that invest in common stocks of domestic companies with large and medium market capitalizations. The Adviser may also over or under weight certain industry sectors relative to market benchmarks by investing in ETFs that invest in industry sectors. The Adviser anticipates that the remaining equity allocation will be invested in ETFs that invest in foreign securities, which may include emerging market securities, and in common stocks of domestic companies with small market capitalizations. The Adviser may increase or decrease the Fund's exposure to growth or value stocks relative to a market benchmark by investing in ETFs that emphasize growth or value stocks. Lastly, the Adviser may over or under weight exposure to certain countries relative to a market index by investing in country specific ETFs.
  In selecting ETFs for purchase by a Fund, the Adviser considers the securities index in which the ETF seeks to track, the trading liquidity of the securities that the ETF invests, and whether or not the ETF has obtained relief from the SEC that permits investment companies to invest in ETFs to a greater extent than normally permitted by the 1940 Act.
  Within the fixed-income allocation the Adviser anticipates investing primarily in ETFs that invest in U.S. dollar-denominated investment-grade, fixed-income securities. Such securities include U.S. government agency and treasury securities, mortgage-backed securities, Treasury Inflation Protected securities, and investment grade corporate debt securities. The Funds may also invest in foreign investment grade debt securities and domestic and foreign non-investment grade securities. Foreign governments or corporations in either emerging or developed market countries issue foreign noninvestment-grade and foreign investment grade securities. The foreign debt securities in which the Fund may invest may be denominated in either foreign currency or U.S. dollars.
  Additionally, the Fund may invest in hybrid instruments which are structured as interest-bearing notes whose amount paid at maturity is determined by the price of an underlying commodity or commodity index. In addition, the Fund may invest in exchange-traded funds whose performance is determined by reference to a commodity or commodity index. Such investments may be based on commodities such as precious metals (e.g., gold, silver), industrial metals (e.g. copper, nickel), agricultural and livestock commodities (e.g., wheat, pork), and energy related commodities (e.g., crude oil and natural gas).
  The Fund may invest a portion of its assets in money market instruments. Such instruments include traditional cash investments such as money market funds, repurchase agreements or Treasury Bills.
  As stated below, the Fund will normally invest at least 80% of its assets in ETF investments. However, the Adviser may also invest directly in securities, invest in derivative contracts such as options or futures, and may invest in other funds advised by the Adviser or its affiliates. The Adviser anticipates that it would invest in securities directly, in derivative contracts or in other funds advised by the adviser when ETFs do not provide sufficient exposure to a particular asset class or when ETFs do not provide sufficient trading liquidity for the Funds.

  The Funds may use derivative contracts and/or hybrid instruments to implement elements of their investment strategy. For example, the Fund may use derivative contracts or hybrid instruments to increase or decrease the portfolio's exposure to the investment(s) underlying the derivative or hybrid. Additionally, by way of example, the Funds (or underlying EFTs) may use derivative contracts to:Increase or decrease the effective duration of the Funds portfolio;
*   Increase or decrease the effective duration of the Funds portfolio;
*   Obtain premiums from the sale of derivative contracts;
*   Realize gains from trading a derivative contract; or
*   Hedge against potential losses.
There can be no assurance that the Funds' use of derivative contracts or hybrid instruments will work as intended.

  Because the Funds refers to ETF investments in their name, the Funds will notify shareholders in advance of any change in their investment policies that would enable the Funds to normally invest less than 80% of their assets in ETF investments.



WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUNDS INVEST?

INVESTING IN EXCHANGE TRADED FUNDS
The Funds may invest in ETFs as an efficient means of carrying out its investment strategies. As with traditional mutual funds, ETFs charge asset-based fees, although these fees tend to be relatively low. ETFs are traded on stock exchanges or on the over-the-counter market. ETFs do not charge initial sales charges or redemption fees and investors pay only customary brokerage fees to buy and sell ETF shares.

EQUITY SECURITIES
Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Funds (or the underlying ETF) cannot predict the income they will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the type of equity security in which the Funds (or underlying ETFs) principally invest.

COMMON STOCKS
Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

FOREIGN SECURITIES
Foreign securities are securities of issuers based outside the United States. The Funds consider an issuer to be based outside the United States if:
* it is organized under the laws of, or has a principal office located in, another country;
*   the principal trading market for its securities is in another country; or
* it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.
Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

FIXED-INCOME SECURITIES
Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time.
  The following describes the types of fixed-income securities in which the Funds (or underlying ETFs) principally invest.

TREASURY SECURITIES
Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

AGENCY SECURITIES
Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.
  The Funds treat mortgage-backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage- backed securities.

CORPORATE DEBT SECURITIES
Corporate debt securities are fixed-income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Funds may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.
  In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

FOREIGN GOVERNMENT SECURITIES
Foreign government securities generally consist of fixed-income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank.

MORTGAGE-BACKED SECURITIES
Mortgage-backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.
  Mortgage-backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.





DERIVATIVE CONTRACTS
Derivative contracts are financial instruments that require payments based upon changes in the values of designated securities, commodities, currencies, indices, or other assets or instruments including other derivative contracts, (each a "Reference Instrument" and collectively, "Reference Instruments"). Each party to a derivative contract is referred to as a counterparty. Some derivative contracts require payments relating to an actual, future trade involving the Reference Instrument. These types of derivatives are frequently referred to as "physically settled" derivatives. Other derivative contracts require payments relating to the income or returns from, or changes in the market value of, a Reference Instrument. These types of derivatives are known as "cash settled" derivatives, since they require cash payments in lieu of delivery of the Reference Instrument.
Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts. The Funds (or underlying ETFs) may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Funds (or underlying ETFs) and the counterparty. OTC contracts do not necessarily have standard terms, so they may be less liquid and more difficult to close out than exchange-traded contracts. In addition, OTC contracts with more specialized terms may be more difficult to value than exchange traded contracts, especially in times of financial stress.
Depending on how the Funds (or underlying ETFs) uses derivative contracts and the relationships between the market value of a derivative contract and the Reference Instrument, derivative contracts may increase or decrease the Funds' (or underlying ETFs) exposure to the risks of the Reference Instrument, and may also expose the Funds to liquidity and leverage risks. OTC contracts also expose the Funds to credit risks in the event that a counterparty defaults on the contract.
Payment obligations arising in connection with derivative contracts are frequently required to be secured with collateral (in the case of OTC contracts) or margin (in the case of exchange-traded contracts, as previously noted).
The Funds (or underlying EFTs) may invest in a derivative contract if it is permitted to own, invest in, or otherwise have economic exposure to the Reference Instrument. The Fund is not required to own a Reference Instrument in order to buy or sell a derivative contract relating to that Reference Instrument. The Fund may trade in the following specific types and/or combinations of derivative contracts:

FUTURES CONTRACTS
Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a Reference Instrument at a specified price, date and time. Entering into a contract to buy a Reference Instrument is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell a Reference Instrument is commonly referred to as selling a contract or holding a short position in the Reference Instrument. Futures contracts are considered to be commodity contracts. The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under that Act. Futures contracts traded OTC are frequently referred to as forward contracts. The Funds (or underlying EFTs) can buy or sell financial futures (such as interest rate futures, index futures and security futures) , as well as, currency futures and currency forward contracts.

OPTION CONTRACTS
Option contracts (also called "options") are rights to buy or sell a Reference Instrument for a specified price (the exercise price) during, or at the end of, a specified period. The seller (or writer) of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. A call option gives the holder (buyer) the right to buy the Reference Instrument from the seller (writer) of the option. A put option gives the holder the right to sell the Reference Instrument to the writer of the option. Options can trade on exchanges or in the OTC market and may be bought or sold on a wide variety of Reference Instruments. Options that are written on futures contracts will be subject to margin requirements similar to those applied to futures contracts.

SWAP CONTRACTS
A swap contract (also known as a "swap") is a type of derivative contract in which two parties agree to pay each other (swap) the returns derived from Reference Instruments. Swaps do not always involve the delivery of the Reference Instruments by either party, and the parties might not own the Reference Instruments underlying the swap. The payments are usually made on a net basis so that, on any given day, the Funds (or underlying ETFs) would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party's payment. Swap agreements are sophisticated instruments that can take many different forms and are known by a variety of names.
Common types of swaps in which the Funds (or underlying ETFs) may invest include interest rate swaps, caps and floors, total return swaps, credit default swaps, currency swaps.

HYBRID INSTRUMENTS
Hybrid instruments combine elements of two different kinds of securities or financial instruments (such as a derivative contract). Frequently, the value of a hybrid instrument is determined by reference to changes in the value of a Reference Instrument (that is a designated security, commodity, currency, index, or other asset or instrument including a derivative contract). The Fund may use hybrid instruments only in connection with permissible investment activities. Hybrid instruments can take on many forms including, but not limited to, the following forms. First, a common form of a hybrid instrument combines elements of a derivative contract with those of another security (typically a fixed-income security). In this case all or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of a Reference Instrument. Second, a hybrid instrument may also combine elements of a fixed-income security and an equity security. Third, hybrid instruments may include convertible securities with conversion terms related to a Reference Instrument.
Depending on the type and terms of the hybrid instrument, its risks may reflect a combination of the risks of investing in the Reference Instrument with the risks of investing in other securities, currencies, and derivative contracts. Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional investments or the Reference Instrument. Hybrid instruments are also potentially more volatile than traditional securities or the Reference Instrument. Moreover, depending on the structure of the particular hybrid, it may expose the Fund to leverage risks or carry liquidity risks.

INVESTMENT RATINGS FOR FIXED-INCOME SECURITIES
Investment grade securities include fixed-income securities rated AAA, the highest rating category, through BBB by a Nationally Recognized Rating Service ("Rating Service") or, if unrated, those securities determined to be of equivalent quality by the Adviser. Noninvestment-grade, fixed-income securities are rated BB or below by a Rating Service or are unrated. When the Funds invest in fixed income securities some will be noninvestment-grade at the time of purchase. Unrated securities will be determined by the Adviser to be of like quality and may have greater risk but a higher yield than comparable rated securities.
  Securities rated BBB or below by Standard and Poor's or Baa by Moody's Investors Service have speculative characteristics.




SECURITIES LENDING
The Funds may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Funds receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.
  The Funds will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Funds must pay interest to the borrower for the use of cash collateral.
  Loans are subject to termination at the option of the Fund or the borrower. The Funds will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Funds may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.
  Securities lending activities are subject to interest rate risks and credit risks.

SPECIAL TRANSACTIONS

DELAYED DELIVERY TRANSACTIONS
Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default. These transactions create leverage risks.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
The Funds may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.
  The Funds may also invest in securities primarily by investing in another investment company (which is not available for general investment by the public) that owns those securities and that is advised by an affiliate of the Adviser. The Funds may also invest in such securities directly. These other investment companies are managed independently of the Funds and incur additional administrative expenses. Therefore, any such investment by the Funds may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional expenses. The Funds may also invest in such securities directly.

WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUNDS?

EXCHANGE-TRADED FUNDS RISKS
An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded). In addition, ETFs may be subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF's shares may trade above or below their net asset value; (ii) an active trading market for an ETF's shares may not develop or be maintained; (iii) trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate; and (iv) an ETF may not fulfill its objective of tracking the performance of the index it seeks to track. As with traditional mutual funds, ETFs charge asset-based fees. The Funds will indirectly pay a proportional share of the asset-based fees of the ETFs in which the Funds invest. The net asset value of a Fund will fluctuate with the changes in the value of the ETFs in which the Funds invest. The change in value of the ETFs are due to the change in price of the securities in which the ETFs' invest. Therefore, the Funds' net asset value will be indirectly effected by the change in value of the securities in which the ETF invests.

STOCK MARKET RISKS
The value of equity securities in each Fund's portfolio (or in an underlying
ETF) will rise and fall. These fluctuations could be a sustained trend or a drastic movement. A Fund's portfolio (or equity securities in which an underlying ETF invests) will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, a Fund's share price may decline.
  The Adviser attempts to manage market risk by limiting the amount each Fund invests in each company's equity securities. However, diversification will not protect a Fund against widespread or prolonged declines in the stock market.

INTEREST RATE RISKS
Prices of fixed-income securities in a Fund's portfolio (or fixed-income securities in which an underlying ETF invests) rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged.
  Interest rate changes have a greater effect on the price of fixed-income securities with longer durations. Duration measures the price sensitivity of a fixed-income security to changes in interest rates.

CREDIT RISKS
Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Funds (or ETF) will lose money. Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investors Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Funds must rely entirely upon the Adviser's credit assessment.
  Fixed-income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.
  Credit risk includes the possibility that a party to a transaction involving the Funds will fail to meet its obligations. This could cause the Funds to lose the benefit of the transaction or prevent the Funds from selling or buying other securities to implement their investment strategies.

RISKS OF FOREIGN INVESTING
Foreign securities (or an underlying ETF which invests in foreign securities) pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.
  Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Funds and their Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.
  Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of a Fund's investments.

CURRENCY RISKS
Exchange rates for currencies fluctuate daily. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.
  The Adviser attempts to manage currency risk by limiting the amount the Funds invest in securities denominated in a particular currency. However, diversification will not protect the Funds against a general increase in the value of the U.S. dollar relative to other currencies.

EMERGING MARKET RISKS
Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. For example, their prices can be significantly more volatile than prices in developed countries. Emerging market economies may also experience more severe downturns (with corresponding currency devaluations) than developed economies. Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies.

CALL AND PREPAYMENT RISKS
Call risk is the possibility that an issuer may redeem a fixed-income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.
  If a fixed-income security is called, the Funds may have to reinvest the proceeds in other fixed-income securities with lower interest rates, higher credit risks, or other less favorable characteristics.
  Unlike traditional fixed-income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage-backed securities include both interest and a partial payment of principal. Partial payment of principal may be composed of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund (or underlying ETF) holding mortgage-backed securities.
  For example, when interest rates decline, the values of mortgage-backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Funds (or underlying ETFs) would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage-backed securities.
  Conversely, when interest rates rise, the values of mortgage-backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage-backed securities, and cause their value to decline more than traditional fixed-income securities.
  Generally, mortgage-backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage-backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the mortgage-backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

SECTOR RISKS
Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or as the market as a whole. As the Adviser allocates more of a Fund's portfolio holdings to a particular sector (or an underlying ETF allocates more), a Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.





LIQUIDITY RISKS
Trading opportunities are more limited for securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Funds (or underlying ETFs) may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Funds' performance. Infrequent trading of securities may also lead to an increase in their price volatility.
  Liquidity risk also refers to the possibility that a Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, a Fund will be required to continue to hold the security or keep the position open, and a Fund could incur losses. OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts. This risk may be increased in times of financial stress, if the trading market for OTC derivative contracts becomes restricted.




RISKS RELATED TO COMPANY SIZE
Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.
  Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.




RISKS ASSOCIATED WITH NONINVESTMENT-GRADE SECURITIES
Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.




RISKS OF INVESTING IN DERIVATIVE CONTRACTS AND HYBRID INSTRUMENTS
The Funds' use of derivative contracts (or a derivative contract in which an underlying ETF invests) and hybrid instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. First, changes in the value of the derivative contracts and hybrid instruments in which the Fund (or ETF) invests may not be correlated with changes in the value of the underlying Reference or Valuation Instruments or, if they are correlated, may move in the opposite direction than originally anticipated. Second, while some strategies involving derivatives may reduce the risk of loss, they may also reduce potential gains or, in some cases, result in losses by offsetting favorable price movements in portfolio holdings. Third, there is a risk that derivative contracts and hybrid instruments may be erroneously priced or improperly valued and, as a result, the Fund may need to make increased cash payments to the counterparty. Fourth, derivative contracts and hybrid instruments may cause the Fund to realize increased ordinary income or short-term capital gains (which are treated as ordinary income for Federal income tax purposes) and, as a result, may increase taxable distributions to shareholders. Fifth, a common provision in over-the-counter (OTC) derivative contracts permits the counterparty to terminate any such contract between it and the Fund, if the value of the Fund's total net assets declines below a specified level over a given time period. Factors that may contribute to such a decline (which usually must be substantial) include significant shareholder redemptions and/or a marked decrease in the market value of the Fund's investments. Any such termination of the Fund's OTC derivative contracts may adversely affect the Fund (for example, by increasing losses and/or costs, and/or preventing the Fund from fully implementing its investment strategies). Finally, derivative contracts and hybrid instruments may also involve other risks described herein, such as stock market, interest rate, credit, currency, liquidity and leverage risks.




RISKS OF INVESTING IN COMMODITIES
Because the Funds (or an underlying ETF) may invest in investments whose performance is linked to the price of an underlying commodity or commodity index, the Funds may be subject to the risks of investing in physical commodities. These types of risks include regulatory, economic and political developments, weather events and natural disasters, pestilence, market disruptions and the fact that commodity prices may have greater volatility than investments in traditional securities.






WHAT DO SHARES COST?

When a Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next calculated net asset value of a Share (NAV) plus any applicable front-end sales charge (public offering price). A Share's NAV is determined as of the end of regular trading on the New York Stock Exchange (NYSE) (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Funds' calculate the NAV of each class by valuing the assets allocated to the Share's class, subtracting the liabilities allocated to the class and dividing the balance by the number of Shares of the class outstanding. The Funds' current NAV and public offering price may be found at FederatedInvestors.com and in the mutual funds section of certain newspapers under "Federated."
You can purchase, redeem or exchange Shares any day the NYSE is open.
When a Fund holds securities that trade principally in foreign markets on days the NYSE is closed, the value of the Fund's assets may change on days you cannot purchase or redeem Shares. This may also occur when the U.S. markets for fixed-income securities are open on a day the NYSE is closed.
In calculating its NAV, the Funds' generally values investments as follows:
         {circle}Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
         {circle}Fixed-income securities acquired with remaining maturities greater than sixty-days are valued using evaluations provided by a pricing service approved by the Board of Trustees (Board).
         {circle}Fixed-income securities acquired with remaining maturities of sixty-days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
         {circle}Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
         {circle}OTC derivative contracts are valued using evaluations provided by a pricing service approved by the Board.
If a Fund cannot obtain a price or evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations from one or more dealers. If any price, quotation, evaluation or other pricing source is not readily available when the NAV is calculated, the Funds' use the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that a Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Shares of other mutual funds are valued based upon their reported NAVs. The prospectuses for these mutual funds explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
FAIR VALUATION AND SIGNIFICANT EVENTS PROCEDURES
The Board has appointed a Valuation Committee comprised of officers of the Funds' and of the Adviser to assist in overseeing the calculation of the NAV. The Board has delegated to the Valuation Committee, among other things, responsibility for determining in good faith the fair value of investments for which market quotations are not readily available. The Board has also authorized the use of pricing services recommended by the Valuation Committee to provide evaluations of the current market value of certain investments for purposes of calculating the NAV. In the event that pricing service evaluations or market quotations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Board. The Funds' Statement of Additional Information (SAI) discusses the methods used by pricing services and the Valuation Committee to value investments.
Using fair value to price investments may result in a value that is different from an investment's most recent closing price and from the prices used by other mutual funds to calculate their NAVs. The Valuation Committee generally will not change an investment's fair value in the absence of new information relating to the investment or its issuer. This may result in less frequent, and larger, changes in fair values as compared to prices based on market quotations or evaluations from pricing services.
The Board also has adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of an evaluation provided by a pricing service or quotation provided by a dealer, include:

         {circle}With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
         {circle}With respect to evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market
                 Committee and other significant trends in U.S. fixed-income markets;
         {circle}Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
         {circle}Announcements concerning matters such as acquisitions, recapitalizations, or litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Valuation Committee uses a pricing service to determine the fair value of securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Funds' may seek to obtain more current quotations or evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment using another method approved by the Board.

The fair valuation of securities following a significant event can serve to reduce arbitrage opportunities for short-term traders to profit at the expense of long-term investors in the Fund. For example, such arbitrage opportunities may exist when the market on which portfolio securities are traded closes before a Fund calculates its NAV, which is typically the case with Asian and European markets. However, there is no assurance that these significant event procedures will prevent dilution of the NAV by short-term traders. See "Account and Share Information-Frequent Trading Policies" for other procedures the Fund employs to deter such short-term trading.

  The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in the Funds. Keep in mind that financial intermediaries may charge you fees for their services in connection with your Share transactions.
                                           MAXIMUM SALES CHARGES
 SHARES OFFERED     MINIMUM                FRONT-END         CONTINGENT
                    INITIAL/SUBSEQUENT     SALES CHARGE2     DEFERRED
                    INVESTMENT                               SALES CHARGE3
                    AMOUNTS1
 Class A            $1,500/$100            5.50%             0.00%
1 The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively. The minimum subsequent investment amount for Systematic Investment Programs (SIP) is $50. Financial intermediaries may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund.
2 Front-End Sales Charge is expressed as a percentage of public offering price. See "Sales Charge When You Purchase."
3  See "Sales Charge When You Redeem."
As shown in the table above, each class of Shares has a different sales charge structure. In addition, the ongoing annual operating expenses ("expense ratios"), as well as the compensation payable to financial intermediaries, also vary among the classes. Before you decide which class to purchase, you should review the different charges and expenses of each class carefully, in light of your personal circumstances, and consult with your financial intermediary.
  Among the important factors to consider are the amount you plan to invest and the length of time you expect to hold your investment. You should consider, for example, that it may be possible to reduce the front-end sales charges imposed on purchases of Class A Shares. Among other ways, Class A Shares have a series of "breakpoints," which means that the front-end sales charges decrease (and can be eliminated entirely) as the amount invested increases. (The breakpoint schedule is set out below under "Sales Charge When You Purchase.")

SALES CHARGE WHEN YOU PURCHASE
The following table lists the sales charges which will be applied to your Share purchase, subject to the breakpoint discounts indicated in the table and described below.
 CLASS A SHARES:
 Purchase Amount                       Sales Charge        Sales Charge
                                       as a Percentage     as a Percentage
                                       of Public           of NAV
                                       Offering Price
 Less than $50,000                     5.50%               5.82%
 $50,000 but less than $100,000        4.50%               4.71%
 $100,000 but less than $250,000       3.75%               3.90%
 $250,000 but less than $500,000       2.50%               2.56%
 $500,000 but less than $1 million     2.00%               2.04%
 $1 million or greater1                0.00%               0.00%
1 A contingent deferred sales charge of 0.75% of the redemption amount applies to Shares redeemed up to 24 months after purchase under certain investment programs where a financial intermediary received an advance payment on the transaction.

REDUCING THE SALES CHARGE WITH BREAKPOINT DISCOUNTS
Your investment may qualify for a reduction or elimination of the sales charge, also known as a breakpoint discount. The breakpoint discounts offered by a Fund are indicated in the table above. You or your financial intermediary must notify the Funds' Transfer Agent of eligibility for any applicable breakpoint discount at the time of purchase.
  In order to receive the applicable breakpoint discount, it may be necessary at the time of purchase for you to inform your financial intermediary or the Transfer Agent of the existence of other accounts in which there are holdings eligible to be aggregated to meet a sales charge breakpoint ("Qualifying Accounts"). Qualifying Accounts mean those Share accounts in the Federated funds held directly or through a financial intermediary or a through a single-participant retirement account by you, your spouse, your parents (if you are under age 21) and/or your children under age 21, which can be linked using tax identification numbers (TINs), social security numbers (SSNs) or broker identification numbers (BINs). Accounts held through 401(k) plans and similar multi-participant retirement plans, or through "Section 529" college savings plans or those accounts which cannot be linked using TINs, SSNs or BINs, are not Qualifying Accounts.
  In order to verify your eligibility for a breakpoint discount, you will be required to provide to your financial intermediary or the Transfer Agent certain information on your New Account Form and may be required to provide account statements regarding Qualifying Accounts. If you purchase through a financial intermediary, you may be asked to provide additional information and records as required by the financial intermediary. Failure to provide proper notification or verification of eligibility for a breakpoint discount may result in your not receiving a breakpoint discount to which you are otherwise entitled. Breakpoint discounts apply only to your current purchase and do not apply retroactively to previous purchases. The sales charges applicable to the Shares offered in this prospectus, and the breakpoint discounts offered with respect to such Shares, are described in full in this prospectus. Because the prospectus is available on Federated's website free of charge, Federated does not disclose this information separately on the website.
  CONTINGENT UPON NOTIFICATION TO THE TRANSFER AGENT, THE SALES CHARGE AT PURCHASE OF CLASS A SHARES ONLY, MAY BE REDUCED OR ELIMINATED BY:

LARGER PURCHASES
* purchasing Class A Shares in greater quantities to reduce the applicable sales charge;

CONCURRENT AND ACCUMULATED PURCHASES
* combining concurrent purchases of and/or current investments in Class A, Class B, Class C, Class F and Class K Shares of any Federated fund made or held by Qualifying Accounts; the purchase amount used in determining the sales charge on your additional Share purchase will be calculated by multiplying the maximum public offering price times the number of Class A, Class B, Class C, Class F and Class K Shares of any Federated fund currently held in Qualifying Accounts and adding the dollar amount of your current purchase; or

LETTER OF INTENT
* signing a letter of intent to purchase a qualifying amount of Class A Shares within 13 months (call your financial intermediary or the Fund for more information). The Funds' custodian will hold Shares in escrow equal to the maximum applicable sales charge. If you complete the Letter of Intent, the Custodian will release the Shares in escrow to your account. If you do not fulfill the Letter of Intent, the Custodian will redeem the appropriate amount from the Shares held in escrow to pay the sales charges that were not applied to your purchases.

ELIMINATING THE SALES CHARGE
CONTINGENT UPON NOTIFICATION TO THE TRANSFER AGENT, THE SALES CHARGE WILL BE ELIMINATED WHEN YOU PURCHASE SHARES:
*   within 120 days of redeeming Shares of an equal or greater amount;
* through a financial intermediary that did not receive a dealer reallowance on the purchase;
*   with reinvested dividends or capital gains;
* as a shareholder that originally became a shareholder of a Federated fund pursuant to the terms of an agreement and plan of reorganization which permits shareholders to acquire Shares at NAV;
* as a Federated Life Member (Federated shareholders who originally were issued shares through the "Liberty Account," which was an account for the Liberty Family of Funds on February 28, 1987, or who invested through an affinity group prior to August 1, 1987, into the Liberty Account) (Class A Shares only);
* as a Trustee, employee or former employee of the Funds, the Adviser, the Distributor and their affiliates, an employee of any financial intermediary that sells Shares according to a sales agreement with the Distributor, an immediate family member of these individuals or a trust, pension or profit-sharing plan for these individuals; or
*   pursuant to the exchange privilege.
The sales charge will not be eliminated if you purchase Shares of the Funds through an exchange of shares of Liberty U.S. Government Money Market Trust unless your Liberty shares were acquired through an exchange of shares on which the sales charge had previously been paid.

SALES CHARGE WHEN YOU REDEEM
Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).
  TO KEEP THE SALES CHARGE AS LOW AS POSSIBLE, THE FUND REDEEMS YOUR SHARES IN THIS ORDER:
*   Shares that are not subject to a CDSC; and
* Shares held the longest (to determine the number of years your Shares have been held, include the time you held shares of other Federated funds that have been exchanged for Shares of this Fund).
The CDSC is then calculated using the Share price at the time of purchase or redemption, whichever is lower.

CLASS A SHARES:

If you make a purchase of Class A Shares in the amount of $1 million or more and your financial intermediary received an advance commission on the sale, you will pay a 0.75% CDSC on any such shares redeemed within 24 months of the purchase.

If your investment qualifies for a reduction or elimination of the CDSC, you or your financial intermediary must notify the Transfer Agent at the time of redemption. If the Transfer Agent is not notified, the CDSC will apply.
  CONTINGENT UPON NOTIFICATION TO THE TRANSFER AGENT, YOU WILL NOT BE CHARGED A CDSC WHEN REDEEMING SHARES:
* following the death of the last surviving shareholder on the account or your post-purchase disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986 (the beneficiary on an account with a Transfer on Death registration is deemed the last surviving shareholder on the account);
* representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 70 1/2;
* purchased within 120 days of a previous redemption of Shares, to the extent that the value of the Shares purchased was equal to or less than the value of the previous redemption;
* purchased by Trustees, employees of the Funds, the Adviser, the Distributor and their affiliates, by employees of a financial intermediary that sells Shares according to a sales agreement with the Distributor, by the immediate family members of the above persons, and by trusts, pension or profit-sharing plans for the above persons;
* purchased through a financial intermediary that did not receive an advance commission on the purchase;
*   purchased with reinvested dividends or capital gains;
* redeemed by the Fund when it closes an account for not meeting the minimum balance requirements; or
* purchased pursuant to the exchange privilege if the Shares were held for the applicable CDSC holding period (the holding period on the shares purchased in the exchange will include the holding period of the shares sold in the exchange).

HOW ARE THE FUNDS SOLD?

The Funds offer three Share classes: Class A Shares, Class K Shares and Institutional Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Class A Shares. All Share classes have different sales charges and other expenses which affect their performance. The additional classes of Shares, which are offered by separate prospectus, may be preferable for shareholders purchasing $25,000 or more. Contact your financial intermediary or call 1-800-341-7400 for more information concerning the other classes.
  The Funds' Distributor, Federated Securities Corp., markets the Shares described in this prospectus to retail and private banking customers of financial institutions or to individuals, directly or through financial intermediaries. Under the Distributor's Contract with the Fund, the Distributor offers Shares on a continuous, best-efforts basis. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

PAYMENTS TO FINANCIAL INTERMEDIARIES

The Funds and their affiliated service providers may pay fees as described below to financial intermediaries (such as broker-dealers, banks, investment advisers or third-party administrators) whose customers are shareholders of the Funds.

FRONT-END SALES CHARGE REALLOWANCES
The Distributor receives a front-end sales charge on certain Share sales. The Distributor pays a portion of this charge to financial intermediaries that are eligible to receive it (the "Dealer Reallowance") and retains any remaining portion of the front-end sales charge.
  When a financial intermediary's customer purchases Shares, the financial intermediary may receive a Dealer Reallowance as follows:
 CLASS A SHARES:
 Purchase Amount                    Dealer Reallowance
                                    as a Percentage of
                                    Public Offering Price
 Less than $50,000                  5.00%
 $50,000 but less than $100,000     4.00%
 $100,000 but less than $250,000    3.25%
 $250,000 but less than $500,000    2.25%
 $500,000 but less than $1 million  1.80%
 $1 million or greater              0.00%

ADVANCE COMMISSIONS
When a financial intermediary's customer purchases Shares, the financial intermediary may receive an advance commission as follows:
 CLASS A SHARES (FOR PURCHASES OVER $1 MILLION):
 Purchase Amount                                  Advance Commission
                                                  as a Percentage of
                                                  Public Offering Price
 First $1 million - $5 million                    0.75%
 Next $5 million - $20 million                    0.50%
 Over $20 million                                 0.25%
Advance commissions are calculated on a year by year basis based on amounts invested during that year. Accordingly, with respect to additional purchase amounts, the advance commission breakpoint resets annually to the first breakpoint on the anniversary of the first purchase.
  Class A Share purchases under this program may be made by Letter of Intent or by combining concurrent purchases. The above advance commission will be paid only on those purchases that were not previously subject to a front-end sales charge or dealer advance commission. Certain retirement accounts may not be eligible for this program.

RULE 12B-1 FEES
The Funds have adopted a Rule 12b-1 Plan, which allows it to pay marketing fees of up to 0.25% of average net assets to the Distributor for the sale, distribution, administration and customer servicing of the Funds' Class A Shares. When the Distributor receives Rule 12b-1 Fees, it may pay some or all of them to financial intermediaries whose customers purchase Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

SERVICE FEES
The Funds may pay Service Fees of up to 0.25% of average net assets to financial intermediaries or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated, for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, the Funds may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. If a financial intermediary receives Service Fees on an account, it is not eligible to also receive Account Administration Fees on that same account.

ACCOUNT ADMINISTRATION FEES
The Funds may pay Account Administration Fees of up to 0.15% of average net assets to banks that are not registered as broker-dealers or investment advisers for providing administrative services to the Funds and shareholders. If a financial intermediary receives Account Administration Fees on an account, it is not eligible to also receive Service Fees or Recordkeeping Fees on that same account.

RECORDKEEPING FEES
The Funds may pay Recordkeeping Fees on an average net assets basis or on a per account per year basis to financial intermediaries for providing recordkeeping services to the Funds and shareholders. If a financial intermediary receives Recordkeeping Fees on an account, it is not eligible to also receive Account Administration Fees or Networking Fees on that same account.

NETWORKING FEES
The Funds may reimburse Networking Fees on a per account per year basis to financial intermediaries for providing administrative services to the Funds and shareholders on certain non-omnibus accounts. If a financial intermediary receives Networking Fees on an account, it is not eligible to also receive Recordkeeping Fees on that same account.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES
The Distributor may pay out of its own resources amounts (including items of material value) to certain financial intermediaries that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediary or its employees or associated persons to recommend or sell Shares of the Funds to you. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor (including the Adviser). These payments are not reflected in the fees and expenses listed in the fee table section of the Funds' prospectus and described above because they are not paid by the Funds.
  These payments are negotiated and may be based on such factors as the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary. These payments may be in addition to payments made by the Funds to the financial intermediary under a Rule 12b-1 Plan and/or Service Fees arrangement. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Funds and/or other Federated funds within the financial intermediary's organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary's organization. You can ask your financial intermediary for information about any payments it receives from the Distributor or the Fund and any services provided.

HOW TO PURCHASE SHARES

You may purchase Shares through a financial intermediary, directly from the Funds or through an exchange from another Federated fund. The Funds reserve the right to reject any request to purchase or exchange Shares.

THROUGH A FINANCIAL INTERMEDIARY
*   Establish an account with the financial intermediary; and
* Submit your purchase order to the financial intermediary before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the financial intermediary forwards the order to the Funds on the same day and the Funds receive payment within three business days. You will become the owner of Shares and receive dividends when the Funds receive your payment.
Financial intermediaries should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND
* Establish your account with the Funds by submitting a completed New Account Form; and
*   Send your payment to the Funds by Federal Reserve wire or check.
You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Funds receive your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Funds or State Street Bank and Trust Company, the Funds' transfer agent.
  An institution may establish an account and place an order by calling the Funds and the Shares will be priced at the next calculated NAV after the Funds receive the order.

BY WIRE
Send your wire to:
    State Street Bank and Trust Company
    Boston, MA
    Dollar Amount of Wire
    ABA Number 011000028
    Attention: EDGEWIRE
    Wire Order Number, Dealer Number or Group Number
    Nominee/Institution Name
    Fund Name and Number and Account Number
You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK
Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and send it to:
    The Federated Funds
    P.O. Box 8600
    Boston, MA 02266-8600
If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, send it to:
    The Federated Funds
    30 Dan Road
    Canton, MA 02021
Payment should be made in U.S. dollars and drawn on a U.S. bank. The Funds reserve the right to reject ANY purchase request. For example, to protect against check fraud the Funds may reject any purchase request involving a check that is not made payable to THE FEDERATED FUNDS (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

THROUGH AN EXCHANGE
You may purchase Shares through an exchange from the same share class of another Federated fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

BY SYSTEMATIC INVESTMENT PROGRAM
Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the SIP section of the New Account Form or by contacting the Funds or your financial intermediary.

BY AUTOMATED CLEARING HOUSE (ACH)
Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

HOW TO REDEEM AND EXCHANGE SHARES

You should redeem or exchange Shares:
* through a financial intermediary if you purchased Shares through a financial intermediary; or
* directly from the Fund if you purchased Shares directly from the Funds. Shares of the Funds may be redeemed for cash or exchanged for shares of the same class of other Federated funds on days on which the Funds computes its NAV. Redemption requests may be made by telephone or in writing.

THROUGH A FINANCIAL INTERMEDIARY
Submit your redemption or exchange request to your financial intermediary by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Funds receive the order from your financial intermediary.

DIRECTLY FROM THE FUND

BY TELEPHONE
You may redeem or exchange Shares by simply calling the Funds at 1-800-341-7400.
  If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.

BY MAIL
You may redeem or exchange Shares by sending a written request to the Fund.
  You will receive a redemption amount based on the next calculated NAV after the Funds receive your written request in proper form.
  Send requests by mail to:
    The Federated Funds
    P.O. Box 8600
    Boston, MA 02266-8600
Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:
    The Federated Funds
    30 Dan Road
    Canton, MA 02021
All requests must include:
*   Fund Name and Share Class, account number and account registration;
*   amount to be redeemed or exchanged;
*   signatures of all shareholders exactly as registered; and
* IF EXCHANGING, the Fund Name and Share Class, account number and account registration into which you are exchanging.
Call your financial intermediary or the Funds if you need special instructions.

SIGNATURE GUARANTEES
Signatures must be guaranteed by a financial institution which is a participant in a Medallion signature guarantee program if:
*   your redemption will be sent to an address other than the address of record;
* your redemption will be sent to an address of record that was changed within the last 30 days;
*   a redemption is payable to someone other than the shareholder(s) of record;
    or
* IF EXCHANGING (TRANSFERRING) into another fund with a different shareholder registration.
A Medallion signature guarantee is designed to protect your account from fraud. Obtain a Medallion signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

PAYMENT METHODS FOR REDEMPTIONS
Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:
* an electronic transfer to your account at a financial institution that is an ACH member; or
* wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND
Although the Funds intend to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Funds' portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS
Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed for up to seven days:
*   to allow your purchase to clear (as discussed below);
*   during periods of market volatility;
* when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets; or
* during any period when the Federal Reserve wire or applicable Federal Reserve banks are closed, other than customary weekend and holiday closings.
If you request a redemption of Shares recently purchased by check (including a cashier's check or certified check), money order, bank draft or ACH, your redemption proceeds may not be made available up to seven calendar days to allow the Fund to collect payment on the instrument used to purchase such Shares. If the purchase instrument does not clear, your purchase order will be canceled and you will be responsible for any losses incurred by the Fund as a result of your canceled order.
  In addition, the right of redemption may be suspended, or the payment of proceeds may be delayed, during any period:
*   when the NYSE is closed, other than customary weekend and holiday closings;
*   when trading on the NYSE is restricted, as determined by the SEC; or
* in which an emergency exists, as determined by the SEC, so that disposal of the Funds' investments or determination of its NAV is not reasonably practicable.
You will not accrue interest or dividends on uncashed redemption checks from the Funds if those checks are undeliverable and returned to a Fund.

EXCHANGE PRIVILEGE
You may exchange Shares of the Funds into shares of the same class of another Federated fund. To do this, you must:
*   ensure that the account registrations are identical;
*   meet any minimum initial investment requirements; and
*   receive a prospectus for the fund into which you wish to exchange.
An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.
  The Funds may modify or terminate the exchange privilege at any time. In addition, the Funds may terminate your exchange privilege if your exchange activity is found to be excessive under the Funds' frequent trading policies. See "Account and Share Information-Frequent Trading Policies."

SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM
You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your financial intermediary or the Funds. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.
  Generally, it is not advisable to continue to purchase Class A Shares subject to a sales charge while redeeming Shares using this program.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS
The Funds will record your telephone instructions. If the Funds do not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES
The Funds do not issue share certificates.

ACCOUNT AND SHARE INFORMATION

CONFIRMATIONS AND ACCOUNT STATEMENTS
You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS
The Funds declare and pay any dividends quarterly to shareholders. Dividends are paid to all shareholders invested in the Funds on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.
  In addition, the Funds pay any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments. Dividends may also be reinvested without sales charges in shares of any class of any other Federated fund of which you are already a shareholder.
  If you have elected to receive dividends and/or capital gain distributions in cash, and your check is returned by the postal or other delivery service as "undeliverable," or you do not respond to mailings from Federated with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and capital gains reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution checks.
  If you purchase Shares just before the record date for a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the record date for a dividend or capital gain. Contact your financial intermediary or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES
Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION
The Funds send an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Funds. Dividends are taxable at different rates depending on the source of dividend income. Capital gains are taxable at different rates depending upon the length of time the Funds hold their assets.
  Fund distributions are expected to be both dividends and capital gains. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

FREQUENT TRADING POLICIES
Frequent or short-term trading into and out of the Funds can have adverse consequences for the Funds and shareholders who use the Funds as a long-term investment vehicle. Such trading in significant amounts can disrupt the Funds' investment strategies (e.g., by requiring it to sell investments at inopportune times or maintain excessive short-term or cash positions to support redemptions), increase brokerage and administrative costs and affect the timing and amount of taxable gains distributed by the Funds. Investors engaged in such trading may also seek to profit by anticipating changes in the Funds' NAV in advance of the time as of which NAV is calculated.
  The Funds' Board has approved policies and procedures intended to discourage excessive frequent or short-term trading of the Fund's Shares. The Funds' fair valuation procedures are intended in part to discourage short-term trading strategies by reducing the potential for these strategies to succeed. See "What Do Shares Cost?" The Funds also monitor trading in Fund Shares in an effort to identify disruptive trading activity. The Funds monitor trades into and out of the Fund within a period of 30 days or less. The size of Share transactions subject to monitoring varies. However, where it is determined that a shareholder has exceeded the detection amounts twice within a period of twelve months, the shareholder will be precluded from making further purchases or exchanges of Fund Shares. The Funds may also monitor trades into and out of the Funds over periods longer than 30 days, and if potentially disruptive trading activity is detected, the shareholder will be precluded from making further purchases or exchanges of Fund Shares. Whether or not the specific monitoring limits are exceeded, the Funds' management or the Adviser may determine from the amount, frequency or pattern of purchases and redemptions or exchanges that a shareholder is engaged in excessive trading that is or could be detrimental to the Funds and other shareholders and may preclude the shareholder from making further purchases or exchanges of Fund Shares. No matter how the Funds define their limits on frequent trading of Fund Shares, other purchases and sales of Fund Shares may have adverse effects on the management of the Funds' portfolio and its performance.
  The Fund's frequent trading restrictions do not apply to purchases and sales of Fund Shares by other Federated funds. These funds impose the same frequent trading restrictions as the Fund at their shareholder level. In addition, allocation changes of the investing Federated fund are monitored, and the managers of the recipient fund must determine that there is no disruption to their management activity. The intent of this exception is to allow investing fund managers to accommodate cash flows that result from non-abusive trading in the investing fund, without being stopped from such trading because the aggregate of such trades exceeds the monitoring limits. Nonetheless, as with any trading in Fund Shares, purchases and redemptions of Fund Shares by other Federated funds could adversely affect the management of the Funds' portfolio and its performance.
  The Funds' objective is that its restrictions on short-term trading should apply to all shareholders, regardless of the number or type of accounts in which Shares are held. However, the Funds anticipate that limitations on its ability to identify trading activity to specific shareholders, including where shares are held through intermediaries in multiple or omnibus accounts, will mean that these restrictions may not be able to be applied uniformly in all cases.

PORTFOLIO HOLDINGS INFORMATION
Information concerning the Funds' portfolio holdings is available in the "Products" section of Federated's website at FEDERATEDINVESTORS.COM. A complete listing of the Funds' portfolio holdings as of the end of each calendar quarter is posted on the website 30 days (or the next business day) after the end of the quarter and remains posted until replaced by the information for the succeeding quarter. Summary portfolio composition information as of the close of each month (except for recent purchase and sale transaction information, which is updated quarterly) is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include identification of the Fund's top ten issuer exposures and percentage breakdowns of the portfolio by effective maturity range, type of security and sector.
  To access this information from the "Products" section of the website, click on "Portfolio Holdings" and select the appropriate link opposite the name of a Fund, or select the name of a Fund from the menus on the "Products" section, and from the Funds' page click on the "Portfolio Holdings" or "Composition" link. A user is required to register on the website the first time the user accesses this information.
  You may also access from the "Products" section of the website portfolio information as of the end of the Funds' fiscal quarters. The Funds' annual and semiannual reports, which contain complete listings of the Funds' portfolio holdings as of the end of the Funds' second and fourth fiscal quarters, may be accessed by selecting the name of a Fund, clicking on "Prospectuses and Regulatory Reports" and selecting the link to the appropriate PDF. Complete listings of the Funds' portfolio holdings as of the end of the Funds's first and third fiscal quarters may be accessed by selecting "Portfolio Holdings" from the "Products" section and then selecting the appropriate link opposite the name of a Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.

WHO MANAGES THE FUND?

The Board of Trustees (the "Board") governs the Funds. The Board selects and oversees the Adviser, Federated Equity Management Company of Pennsylvania. The Adviser manages the Funds' assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides research, quantitative analysis, equity trading and transaction settlement and certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Funds. The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.
  The Adviser has delegated daily management of some Fund assets to the Sub-Adviser, Federated Investment Management Company, who is paid by the Adviser and not by the Fund, based on the portion of securities the Sub-adviser manages. The Sub-Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.
  The Adviser, Sub-Adviser and other subsidiaries of Federated advise approximately 148 equity, fixed-income, and money market mutual funds as well as a variety of customized separately managed accounts, which totaled approximately $237 billion in assets as of December 31, 2006. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1,243 employees. Federated provides investment products to nearly 5,500 investment professionals and institutions.

PORTFOLIO MANAGEMENT INFORMATION

JOHN W. HARRIS
John W. Harris has been the Portfolio Manager for the Fund since March 2006. Mr. Harris initially joined Federated in 1987 as an Investment Analyst. He served as an Investment Analyst and an Assistant Vice President from 1990 through 1992 and as a Senior Investment Analyst and Vice President through May 1993. After leaving the money management field to travel extensively, he rejoined Federated in 1997 as a Senior Investment Analyst and became a Portfolio Manager and an Assistant Vice President of the Fund's Adviser in December 1998. In January 2000, Mr. Harris became a Vice President of the Fund's Adviser. Mr. Harris is a Chartered Financial Analyst. He received his M.B.A. from the University of Pittsburgh.
  The Funds' SAI provides additional information about the Portfolio Manager's compensation, management of other accounts, and ownership of securities in the Funds.




ADVISORY FEES
The Adviser receives an annual investment advisory fee of 0.25% of the Funds' average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Funds for certain operating expenses.
  A discussion of the Board's review of the Funds' investment advisory contract is available in the Funds' Annual Reports dated November 30, 2007.




LEGAL PROCEEDINGS

Since October 2003, Federated and related entities (collectively, "Federated"), and various Federated funds ("Funds"), have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. Specifically, the SEC and NYAG settled proceedings against three Federated subsidiaries involving undisclosed market timing arrangements and late trading. The SEC made findings: that Federated Investment Management Company ("FIMC"), an SEC- registered investment adviser to various Funds, and Federated Securities Corp., an SEC-registered broker-dealer and distributor for the Funds, violated provisions of the Investment Advisers Act and Investment Company Act by approving, but not disclosing, three market timing arrangements, or the associated conflict of interest between FIMC and the funds involved in the arrangements, either to other fund shareholders or to the funds' board; and that Federated Shareholder Services Company, formerly an SEC-registered transfer agent, failed to prevent a customer and a Federated employee from late trading in violation of provisions of the Investment Company Act. The NYAG found that such conduct violated provisions of New York State law. Federated entered into the settlements without admitting or denying the regulators' findings. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay disgorgement and a civil money penalty in the aggregate amount of an additional $72 million and, among other things, agreed that it would not serve as investment adviser to any registered investment company unless (i) at least 75% of the fund's directors are independent of Federated, (ii) the chairman of each such fund is independent of Federated, (iii) no action may be taken by the fund's board or any committee thereof unless approved by a majority of the independent trustees of the fund or committee, respectively, and (iv) the fund appoints a "senior officer" who reports to the independent trustees and is responsible for monitoring compliance by the fund with applicable laws and fiduciary duties and for managing the process by which management fees charged to a fund are approved. The settlements are described in Federated's announcement which, along with previous press releases and related communications on those matters, is available in the "About Us" section of Federated's website at FEDERATEDINVESTORS.COM.
  Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees.
  The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees, and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.




FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS
The Financial Highlights will help you understand the Funds' financial performance for its past five fiscal years, or since inception, if the life of the Funds is shorter. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Funds, assuming reinvestment of any dividends and capital gains.
  This information for the fiscal year ended November 30, 2006 has been audited by KPMG LLP, an independent registered public accounting firm, whose report, along with the Funds' audited financial statements, is included in the Annual Report.
  On August 18, 2006, the Funds' Board, upon recommendation of the Audit Committee, appointed KPMG LLP as the Funds' independent registered public accounting firm for the fiscal year ending November 30, 2006. On the same date, the Funds' former auditor, Deloitte & Touche LLP, resigned. See the Funds' Annual Report for further information regarding the change in independent registered public accounting firm.

FINANCIAL HIGHLIGHTS-FEDERATED TARGET ETF FUND 2015

[TO BE FILIED BY AMENEMENT]




FINANCIAL HIGHLIGHTS-FEDERATED TARGET ETF FUND 2025

[TO BE FILIED BY AMENEMENT]




FINANCIAL HIGHLIGHTS-FEDERATED TARGET ETF FUND 2035

[TO BE FILIED BY AMENEMENT]




APPENDIX A: HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following charts provide additional hypothetical information about the effect of a Funds' expenses, including investment advisory fees and other Fund costs, on the Funds' assumed returns over a 10-year period. Each chart shows the estimated expenses that would be incurred in respect of a hypothetical investment of $10,000, assuming a 5% return each year, and no redemption of Shares. Each chart also assumes that the Funds' annual expense ratio stays the same throughout the 10-year period and that all dividends and distributions are reinvested. The annual expense ratio used in each chart is the same as stated in the "Fees and Expenses" table of this prospectus (and thus may not reflect any fee waiver or expense reimbursement currently in effect). The maximum amount of any sales charge that might be imposed on the purchase of Shares (and deducted from the hypothetical initial investment of $10,000; the "Front-End Sales Charge") is reflected in the "Hypothetical Expenses" column. The hypothetical investment information does not reflect the effect of charges (if any) normally applicable to redemptions of Shares (e.g., deferred sales charges, redemption fees). Mutual fund returns, as well as fees and expenses, may fluctuate over time, and your actual investment returns and total expenses may be higher or lower than those shown below.
[TO BE FILIED BY AMENEMENT]




  A Statement of Additional Information (SAI) dated January 31, 2008, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Funds' SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The SAI contains a description of the Funds' policies and procedures with respect to the disclosure of its portfolio securities. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your financial intermediary or the Fund at 1-800-341-7400.
  These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available on Federated's website at FederatedInvestors.com.
  You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's website at www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.
Investment Company Act File No. 811-7129

Cusip 314212788

Cusip 314212853

Cusip 314212820

34238 (1/08)











FEDERATED TARGET ETF FUNDS

EACH A PORTFOLIO OF FEDERATED MANAGED ALLOCATION PORTFOLIOS

PROSPECTUS


January 31, 2008



FEDERATED TARGET ETF FUND 2015

FEDERATED TARGET ETF FUND 2025

FEDERATED TARGET ETF FUND 2035

CLASS K SHARES

Mutual funds seeking capital appreciation and current income consistent with its current asset allocation which will emphasize a decreasing allocation to equity securities as the Funds' target year approaches.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

CONTENTS
Risk/Return Summary
What are the Fund's Fees and Expenses?
What are the Funds' Investment Strategies?
What are the Principal Securities in Which the Funds Invest?
What are the Specific Risks of Investing in the Funds?
What Do Shares Cost?
How are the Funds Sold?
Payments to Financial Intermediaries
How to Purchase Shares
How to Redeem and Exchange Shares
Account and Share Information
Who Manages the Funds?
Legal Proceedings
Financial Information
Appendix A: Hypothetical Investment and Expense Information

RISK/RETURN SUMMARY

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

FUND           OBJECTIVE
Federated
Target ETF     To seek capital appreciation and current income consistent with its current asset allocation which will emphasize a
2015           decreasing allocation to equity securities as the Fund's target year approaches
("Target
2015
Fund")
Federated
Target ETF
2025
("Target
2025
Fund")
Federated
Target ETF
2035
("Target
2035
Fund")

While there is no assurance that a Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUNDS' MAIN INVESTMENT STRATEGIES?
The Funds pursue their investment objectives by investing in a mix of equity and fixed-income investments. Each Fund's portfolio is constructed by the Adviser by using an asset allocation process and is managed according to the specific target retirement date reflected in each Fund's name. The Funds will normally invest at least 80% of their assets in exchange-traded funds ("ETFs") in order to achieve exposure to the various asset classes. The following table shows each Fund's neutral position points ("Neutral Position") for both equity and fixed income securities. These allocations are for 2007 and will be adjusted each year at the beginning of January.
 FUND                 EQUITY               FIXED-INCOME
                      NEUTRAL POSITION     NEUTRAL POSITION
 Target 2015 Fund     56%                  44%
 Target 2025 Fund     73%                  27%
 Target 2035 Fund     83%                  17%
The Adviser will have the discretion to adjust the equity and fixed-income allocations of the portfolio by +/- 15% from the stated Neutral Positions based upon its view of the U.S. and foreign economies and securities markets.
  Additionally, as a Fund's target year approaches the Neutral Positions of the Funds will be adjusted. Generally, as the target year approaches, the Fund's allocation to stocks will decrease and the Fund's allocation to fixed income investments will increase. At the target retirement year it is anticipated that the Neutral Positions will be approximately 40% for equity and 60% for fixed income. From the target retirement year, the equity Neutral Point will continue to decrease until it reaches 20% ten years after the target retirement year.
  In selecting ETFs for purchase by a Fund, the Adviser considers the securities index in which the ETF seeks to track, the trading liquidity of the ETF and of the securities in which the ETF invests, and whether or not the ETF has obtained relief from the Securities and Exchange Commission (SEC) that permits investment companies to invest in ETFs to a greater extent than normally permitted by the Investment Company Act of 1940 (1940 Act).
  The Funds may also invest in securities directly, invest in derivative contracts such as options or futures, and may invest in other Funds advised by the Adviser or its affiliates.





WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUNDS?
All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Funds. The primary factors that may reduce the Funds' returns include:
* EXCHANGE-TRADED FUNDS RISKS. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded). In addition, ETFs may be subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF's shares may trade above or below their net asset value; (ii) an active trading market for an ETF's shares may not develop or be maintained; (iii) trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate; and (iv) an ETF may not fulfill its objective of tracking the performance of the index it seeks to track. As with traditional mutual funds, ETFs charge asset-based fees. The Funds will indirectly pay a proportional share of the asset-based fees of the ETFs in which the Funds invest. The net asset value of a Fund will fluctuate with the changes in the value of the ETFs in which the Funds invest. The change in value of the ETFs are due to the change in price of the securities in which the ETFs' invest. Therefore, the Funds net asset value will be indirectly effected by the change in value of the securities in which the ETF invests.
* STOCK MARKET RISKS. The value of equity securities in a Fund's portfolio (or equity securities in which an underlying ETF invests) will fluctuate and, as a result, a Fund's share price may decline suddenly or over a sustained period of time.
* INTEREST RATE RISKS. Prices of fixed-income securities in a Fund's portfolio (or fixed-income securities in which an underlying ETF invests) generally fall when interest rates rise. Interest rate changes have a greater effect on the price of fixed-income securities with longer durations.
* CREDIT RISKS. There is a possibility that issuers of securities in which a Fund may invest (or issuers of securities in which an underlying ETF invests) may default in the payment of interest or principal on the securities when due, which could cause a Fund to lose money.
* RISKS OF FOREIGN INVESTING. Because the Funds invest in securities issued by foreign companies (or because an underlying ETF invests in foreign securities), a Fund's share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.
* CURRENCY RISKS. Because the exchange rates for currencies fluctuate daily, prices of the foreign securities in which a Fund invests (or foreign securities in which an underlying ETF invests) are more volatile than prices of securities traded exclusively in the United States.
* EMERGING MARKETS RISKS. Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies.
* PREPAYMENT RISKS. When homeowners prepay their mortgages in response to lower interest rates, a Fund (or an underlying ETF) will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage-backed securities may not rise to as great an extent as that of other fixed-income securities.
* CALL RISKS. A Fund's performance may be adversely affected by the possibility that an issuer of a security held by a Fund (or held by an underlying ETF) may redeem the security prior to maturity at a price below its current market value.
* SECTOR RISKS. Because the Funds (or the underlying ETFs) may allocate relatively more assets to certain industry sectors than to others, the Funds' performance may be more susceptible to any developments which affect those sectors emphasized by the Funds.
* LIQUIDITY RISKS. The securities and derivative contracts in which the Funds invest (or which an underlying ETF invests) may be less readily marketable and may be subject to greater fluctuation in price than other securities.
* RISKS RELATED TO COMPANY SIZE. Because the smaller companies in which the Funds (or an underlying ETF) may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.
* RISKS ASSOCIATED WITH NONINVESTMENT GRADE SECURITIES. A Fund (or an underlying ETF) may invest a portion of its assets in securities rated below investment grade which may be subject to greater interest rate, credit and liquidity risks than investment grade securities.
* RISKS OF INVESTING IN DERIVATIVE CONTRACTS AND HYBRID INSTRUMENTS. The Funds' use of derivative contracts (or a derivative contract in which an underlying ETF invests) and hybrid instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Also, derivative contracts and hybrid instruments may involve other risks described in this prospectus, such as stock market, interest rate, credit, currency, liquidity and leverage risks.
    RISKS OF INVESTING IN COMMODITIES
* Because the Funds (or an underlying ETF) may invest in investments whose performance is linked to the price of an underlying commodity or commodity index, the Fund may be subject to the risks of investing in physical commodities. These types of risks include regulatory, economic and political developments, weather events and natural disasters, pestilence, market disruptions and the fact that commodity prices may have greater volatility than investments in traditional securities.
The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.






RISK/RETURN BAR CHART AND TABLE

[TO BE FILED BY AMENEMENT]

WHAT ARE THE FUND'S FEES AND EXPENSES?




FEDERATED TARGET ETF FUND 2015

FEES AND EXPENSES

[TO BE FILED BY AMENDMENT]

FEDERATED TARGET ETF FUND 2025

FEES AND EXPENSES

[TO BE FILED BY AMENDMENT]

FEDERATED TARGET ETF FUND 2035

FEES AND EXPENSES

[TO BE FILED BY AMENDMENT]







WHAT ARE THE FUNDS' INVESTMENT STRATEGIES?

The Funds pursue their investment objectives by primarily investing in a mix of equity and fixed-income investments. Each Fund's portfolio is constructed by the Adviser by using an asset allocation process and is managed according to the specific target retirement date reflected in each Fund's name. The Funds will normally invest at least 80% of their assets in ETFs in order to achieve exposure to the various asset classes. The following table shows each Fund's neutral position points ("Neutral Position") for both equity and fixed-income securities. These allocations are for 2007 and will be adjusted each year at the beginning of January.
 FUND                 EQUITY               FIXED-INCOME
                      NEUTRAL POSITION     NEUTRAL POSITION
 Target 2015 Fund     56%                  44%
 Target 2025 Fund     73%                  27%
 Target 2035 Fund     83%                  17%
The Adviser will have the discretion to adjust the equity and fixed income allocations of the portfolio by +/- 15% from the stated Neutral Positions based upon its view of the United States and foreign economies and securities markets.
  Additionally, as a Fund's target year approaches the Neutral Positions of the Funds' will be adjusted. Generally, as the target year approaches, the Fund's allocation to stocks will decrease and the Fund's allocation to fixed-income investments will increase. At the target retirement year it is anticipated that the Neutral Positions will be approximately 40% for equity and 60% for fixed income. From the target retirement year, the equity Neutral Point will continue to decrease until it reaches 20% ten years after the target retirement year.
  Within the equity allocation of a Fund, the Adviser anticipates investing the largest portion of the equity allocation in ETFs that invest in common stocks of domestic companies with large and medium market capitalizations. The Adviser may also over or under weight certain industry sectors relative to market benchmarks by investing in ETFs that invest in industry sectors. The Adviser anticipates that the remaining equity allocation will be invested in ETFs that invest in foreign securities, which may include emerging market securities, and in common stocks of domestic companies with small market capitalizations. The Adviser may increase or decrease the Fund's exposure to growth or value stocks relative to a market benchmark by investing in ETFs that emphasize growth or value stocks. Lastly, the Adviser may over or under weight exposure to certain countries relative to a market index by investing in country specific ETFs.
  In selecting ETFs for purchase by a Fund, the Adviser considers the securities index in which the ETF seeks to track, the trading liquidity of the securities that the ETF invests, and whether or not the ETF has obtained relief from the SEC that permits investment companies to invest in ETFs to a greater extent than normally permitted by the 1940 Act.
  Within the fixed-income allocation the Adviser anticipates investing primarily in ETFs that invest in U.S. dollar-denominated investment-grade, fixed-income securities. Such securities include U.S. government agency and treasury securities, mortgage-backed securities, Treasury Inflation Protected securities, and investment grade corporate debt securities. The Funds may also invest in foreign investment grade debt securities and domestic and foreign non-investment grade securities. Foreign governments or corporations in either emerging or developed market countries issue foreign noninvestment-grade and foreign investment grade securities. The foreign debt securities in which the Fund may invest may be denominated in either foreign currency or U.S. dollars.
  Additionally, the Fund may invest in hybrid instruments which are structured as interest-bearing notes whose amount paid at maturity is determined by the price of an underlying commodity or commodity index. In addition, the Fund may invest in exchange-traded funds whose performance is determined by reference to a commodity or commodity index. Such investments may be based on commodities such as precious metals (e.g., gold, silver), industrial metals (e.g. copper, nickel), agricultural and livestock commodities (e.g., wheat, pork), and energy related commodities (e.g., crude oil and natural gas).

  The Fund may invest a portion of its assets in money market instruments. Such instruments include traditional cash investments such as money market funds, repurchase agreements or Treasury Bills.
  As stated below, the Fund will normally invest at least 80% of its assets in ETF investments. However, the Adviser may also invest directly in securities, invest in derivative contracts such as options or futures, and may invest in other funds advised by the Adviser or its affiliates. The Adviser anticipates that it would invest in securities directly, in derivative contracts or in other funds advised by the adviser when ETFs do not provide sufficient exposure to a particular asset class or when ETFs do not provide sufficient trading liquidity for the Funds.

  The Funds may use derivative contracts and/or hybrid instruments to implement elements of their investment strategy. For example, the Fund may use derivative contracts or hybrid instruments to increase or decrease the portfolio's exposure to the investment(s) underlying the derivative or hybrid. Additionally, by way of example, the Funds (or underlying EFTs) may use derivative contracts to:Increase or decrease the effective duration of the Funds portfolio;
*   Increase or decrease the effective duration of the Funds portfolio;
*   Obtain premiums from the sale of derivative contracts;
*   Realize gains from trading a derivative contract; or
*   Hedge against potential losses.
There can be no assurance that the Funds' use of derivative contracts or hybrid instruments will work as intended.

  Because the Funds refers to ETF investments in their name, the Funds will notify shareholders in advance of any change in their investment policies that would enable the Funds to normally invest less than 80% of their assets in ETF investments.




WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUNDS INVEST?

INVESTING IN EXCHANGE TRADED FUNDS
The Funds may invest in ETFs as an efficient means of carrying out its investment strategies. As with traditional mutual funds, ETFs charge asset-based fees, although these fees tend to be relatively low. ETFs are traded on stock exchanges or on the over-the-counter market. ETFs do not charge initial sales charges or redemption fees and investors pay only customary brokerage fees to buy and sell ETF shares.

EQUITY SECURITIES
Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Funds (or the underlying ETF) cannot predict the income they will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the type of equity security in which the Funds (or underlying ETFs) principally invest.

COMMON STOCKS
Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

FOREIGN SECURITIES
Foreign securities are securities of issuers based outside the United States. The Funds consider an issuer to be based outside the United States if:
* it is organized under the laws of, or has a principal office located in, another country;
*   the principal trading market for its securities is in another country; or
* it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.
Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

FIXED-INCOME SECURITIES
Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time.
  The following describes the types of fixed-income securities in which the Funds (or underlying ETFs) principally invest.

TREASURY SECURITIES
Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

AGENCY SECURITIES
Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.
  The Funds treat mortgage-backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage- backed securities.

CORPORATE DEBT SECURITIES
Corporate debt securities are fixed-income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.
  In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

FOREIGN GOVERNMENT SECURITIES
Foreign government securities generally consist of fixed-income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank.

MORTGAGE-BACKED SECURITIES
Mortgage-backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.
  Mortgage-backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.





DERIVATIVE CONTRACTS
Derivative contracts are financial instruments that require payments based upon changes in the values of designated securities, commodities, currencies, indices, or other assets or instruments including other derivative contracts, (each a "Reference Instrument" and collectively, "Reference Instruments"). Each party to a derivative contract is referred to as a counterparty. Some derivative contracts require payments relating to an actual, future trade involving the Reference Instrument. These types of derivatives are frequently referred to as "physically settled" derivatives. Other derivative contracts require payments relating to the income or returns from, or changes in the market value of, a Reference Instrument. These types of derivatives are known as "cash settled" derivatives, since they require cash payments in lieu of delivery of the Reference Instrument.
Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts. The Funds (or underlying ETFs) may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Funds (or underlying ETFs) and the counterparty. OTC contracts do not necessarily have standard terms, so they may be less liquid and more difficult to close out than exchange-traded contracts. In addition, OTC contracts with more specialized terms may be more difficult to value than exchange traded contracts, especially in times of financial stress.
Depending on how the Funds (or underlying ETFs) uses derivative contracts and the relationships between the market value of a derivative contract and the Reference Instrument, derivative contracts may increase or decrease the Funds' (or underlying ETFs) exposure to the risks of the Reference Instrument, and may also expose the Funds to liquidity and leverage risks. OTC contracts also expose the Funds to credit risks in the event that a counterparty defaults on the contract.
Payment obligations arising in connection with derivative contracts are frequently required to be secured with collateral (in the case of OTC contracts) or margin (in the case of exchange-traded contracts, as previously noted).
The Funds (or underlying EFTs) may invest in a derivative contract if it is permitted to own, invest in, or otherwise have economic exposure to the Reference Instrument. The Fund is not required to own a Reference Instrument in order to buy or sell a derivative contract relating to that Reference Instrument. The Fund may trade in the following specific types and/or combinations of derivative contracts:


FUTURES CONTRACTS
Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a Reference Instrument at a specified price, date and time. Entering into a contract to buy a Reference Instrument is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell a Reference Instrument is commonly referred to as selling a contract or holding a short position in the Reference Instrument. Futures contracts are considered to be commodity contracts. The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under that Act. Futures contracts traded OTC are frequently referred to as forward contracts. The Funds (or underlying EFTs) can buy or sell financial futures (such as interest rate futures, index futures and security futures) , as well as, currency futures and currency forward contracts.

OPTION CONTRACTS
Option contracts (also called "options") are rights to buy or sell a Reference Instrument for a specified price (the exercise price) during, or at the end of, a specified period. The seller (or writer) of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. A call option gives the holder (buyer) the right to buy the Reference Instrument from the seller (writer) of the option. A put option gives the holder the right to sell the Reference Instrument to the writer of the option. Options can trade on exchanges or in the OTC market and may be bought or sold on a wide variety of Reference Instruments. Options that are written on futures contracts will be subject to margin requirements similar to those applied to futures contracts.

SWAP CONTRACTS
A swap contract (also known as a "swap") is a type of derivative contract in which two parties agree to pay each other (swap) the returns derived from Reference Instruments. Swaps do not always involve the delivery of the Reference Instruments by either party, and the parties might not own the Reference Instruments underlying the swap. The payments are usually made on a net basis so that, on any given day, the Funds (or underlying ETFs) would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party's payment. Swap agreements are sophisticated instruments that can take many different forms and are known by a variety of names.
Common types of swaps in which the Funds (or underlying ETFs) may invest include interest rate swaps, caps and floors, total return swaps, credit default swaps, currency swaps.

HYBRID INSTRUMENTS
Hybrid instruments combine elements of two different kinds of securities or financial instruments (such as a derivative contract). Frequently, the value of a hybrid instrument is determined by reference to changes in the value of a Reference Instrument (that is a designated security, commodity, currency, index, or other asset or instrument including a derivative contract). The Fund may use hybrid instruments only in connection with permissible investment activities. Hybrid instruments can take on many forms including, but not limited to, the following forms. First, a common form of a hybrid instrument combines elements of a derivative contract with those of another security (typically a fixed-income security). In this case all or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of a Reference Instrument. Second, a hybrid instrument may also combine elements of a fixed-income security and an equity security. Third, hybrid instruments may include convertible securities with conversion terms related to a Reference Instrument.
Depending on the type and terms of the hybrid instrument, its risks may reflect a combination of the risks of investing in the Reference Instrument with the risks of investing in other securities, currencies, and derivative contracts. Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional investments or the Reference Instrument. Hybrid instruments are also potentially more volatile than traditional securities or the Reference Instrument. Moreover, depending on the structure of the particular hybrid, it may expose the Fund to leverage risks or carry liquidity risks.


INVESTMENT RATINGS FOR FIXED-INCOME SECURITIES
Investment grade securities include fixed-income securities rated AAA, the highest rating category, through BBB by a Nationally Recognized Rating Service ("Rating Service") or, if unrated, those securities determined to be of equivalent quality by the Adviser. Noninvestment-grade, fixed-income securities are rated BB or below by a Rating Service or are unrated. When the Funds invest in fixed income securities some will be noninvestment-grade at the time of purchase. Unrated securities will be determined by the Adviser to be of like quality and may have greater risk but a higher yield than comparable rated securities.
  Securities rated BBB or below by Standard and Poor's or Baa by Moody's Investors Service have speculative characteristics.




SECURITIES LENDING
The Funds may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Funds receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.
  The Funds will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Funds must pay interest to the borrower for the use of cash collateral.
  Loans are subject to termination at the option of the Fund or the borrower. The Funds will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Funds may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.
  Securities lending activities are subject to interest rate risks and credit risks.

SPECIAL TRANSACTIONS

DELAYED DELIVERY TRANSACTIONS
Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default. These transactions create leverage risks.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
The Funds may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.
  The Funds may also invest in securities primarily by investing in another investment company (which is not available for general investment by the public) that owns those securities and that is advised by an affiliate of the Adviser. The Funds may also invest in such securities directly. These other investment companies are managed independently of the Funds and incur additional administrative expenses. Therefore, any such investment by the Funds may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional expenses. The Funds may also invest in such securities directly.

WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUNDS?

EXCHANGE-TRADED FUNDS RISKS
An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded). In addition, ETFs may be subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF's shares may trade above or below their net asset value; (ii) an active trading market for an ETF's shares may not develop or be maintained; (iii) trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate; and (iv) an ETF may not fulfill its objective of tracking the performance of the index it seeks to track. As with traditional mutual funds, ETFs charge asset-based fees. The Funds will indirectly pay a proportional share of the asset-based fees of the ETFs in which the Funds invest. The net asset value of a Fund will fluctuate with the changes in the value of the ETFs in which the Funds invest. The change in value of the ETFs are due to the change in price of the securities in which the ETFs invest. Therefore, the Fund's net asset value will be indirectly effected by the change in value of the securities in which the ETF invests.

STOCK MARKET RISKS
The value of equity securities in each Fund's portfolio (or in an underlying
ETF) will rise and fall. These fluctuations could be a sustained trend or a drastic movement. A Fund's portfolio (or equity securities in which an underlying ETF invests) will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, a Fund's share price may decline.
  The Adviser attempts to manage market risk by limiting the amount each Fund invests in each company's equity securities. However, diversification will not protect a Fund against widespread or prolonged declines in the stock market.

INTEREST RATE RISKS
Prices of fixed-income securities in a Fund's portfolio (or fixed-income securities in which an underlying ETF invests) rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged.
  Interest rate changes have a greater effect on the price of fixed-income securities with longer durations. Duration measures the price sensitivity of a fixed-income security to changes in interest rates.

CREDIT RISKS
Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Funds (or ETF) will lose money. Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investors Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Funds must rely entirely upon the Adviser's credit assessment.
  Fixed-income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.
  Credit risk includes the possibility that a party to a transaction involving the Funds will fail to meet its obligations. This could cause the Funds to lose the benefit of the transaction or prevent the Funds from selling or buying other securities to implement their investment strategies.

RISKS OF FOREIGN INVESTING
Foreign securities (or an underlying ETF which invests in foreign securities) pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.
  Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Funds and their Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.
  Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of a Fund's investments.

CURRENCY RISKS
Exchange rates for currencies fluctuate daily. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.
  The Adviser attempts to manage currency risk by limiting the amount the Funds invest in securities denominated in a particular currency. However, diversification will not protect the Funds against a general increase in the value of the U.S. dollar relative to other currencies.

EMERGING MARKET RISKS
Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. For example, their prices can be significantly more volatile than prices in developed countries. Emerging market economies may also experience more severe downturns (with corresponding currency devaluations) than developed economies. Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies.

CALL AND PREPAYMENT RISKS
Call risk is the possibility that an issuer may redeem a fixed-income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.
  If a fixed-income security is called, the Funds may have to reinvest the proceeds in other fixed-income securities with lower interest rates, higher credit risks, or other less favorable characteristics.
  Unlike traditional fixed-income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage-backed securities include both interest and a partial payment of principal. Partial payment of principal may be composed of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund (or underlying ETF) holding mortgage-backed securities.
  For example, when interest rates decline, the values of mortgage-backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Funds (or underlying ETFs) would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage-backed securities.
  Conversely, when interest rates rise, the values of mortgage-backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage-backed securities, and cause their value to decline more than traditional fixed-income securities.
  Generally, mortgage-backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage-backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the mortgage-backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

SECTOR RISKS
Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or as the market as a whole. As the Adviser allocates more of a Fund's portfolio holdings to a particular sector (or an underlying ETF allocates more), a Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.




LIQUIDITY RISKS
Trading opportunities are more limited for securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Funds (or underlying ETFs) may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Funds' performance. Infrequent trading of securities may also lead to an increase in their price volatility.
  Liquidity risk also refers to the possibility that a Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, a Fund will be required to continue to hold the security or keep the position open, and a Fund could incur losses. OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts. This risk may be increased in times of financial stress, if the trading market for OTC derivative contracts becomes restricted.




RISKS RELATED TO COMPANY SIZE
Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.
  Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.




RISKS ASSOCIATED WITH NONINVESTMENT-GRADE SECURITIES
Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.




RISKS OF INVESTING IN DERIVATIVE CONTRACTS AND HYBRID INSTRUMENTS
The Funds' use of derivative contracts (or a derivative contract in which an underlying ETF invests) and hybrid instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. First, changes in the value of the derivative contracts and hybrid instruments in which the Fund (or ETF) invests may not be correlated with changes in the value of the underlying Reference or Valuation Instruments or, if they are correlated, may move in the opposite direction than originally anticipated. Second, while some strategies involving derivatives may reduce the risk of loss, they may also reduce potential gains or, in some cases, result in losses by offsetting favorable price movements in portfolio holdings. Third, there is a risk that derivative contracts and hybrid instruments may be erroneously priced or improperly valued and, as a result, the Fund may need to make increased cash payments to the counterparty. Fourth, derivative contracts and hybrid instruments may cause the Fund to realize increased ordinary income or short-term capital gains (which are treated as ordinary income for Federal income tax purposes) and, as a result, may increase taxable distributions to shareholders. Fifth, a common provision in over-the-counter (OTC) derivative contracts permits the counterparty to terminate any such contract between it and the Fund, if the value of the Fund's total net assets declines below a specified level over a given time period. Factors that may contribute to such a decline (which usually must be substantial) include significant shareholder redemptions and/or a marked decrease in the market value of the Fund's investments. Any such termination of the Fund's OTC derivative contracts may adversely affect the Fund (for example, by increasing losses and/or costs, and/or preventing the Fund from fully implementing its investment strategies). Finally, derivative contracts and hybrid instruments may also involve other risks described herein, such as stock market, interest rate, credit, currency, liquidity and leverage risks.




RISKS OF INVESTING IN COMMODITIES
Because the Funds (or an underlying ETF) may invest in investments whose performance is linked to the price of an underlying commodity or commodity index, the Funds may be subject to the risks of investing in physical commodities. These types of risks include regulatory, economic and political developments, weather events and natural disasters, pestilence, market disruptions and the fact that commodity prices may have greater volatility than investments in traditional securities.






WHAT DO SHARES COST?

When a Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next calculated net asset value of a Share (NAV). A Share's NAV is determined as of the end of regular trading on the New York Stock Exchange (NYSE) (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Funds' calculate the NAV of each class by valuing the assets allocated to the Share's class, subtracting the liabilities allocated to the class and dividing the balance by the number of Shares of the class outstanding. The Funds' current NAV and public offering price may be found at FederatedInvestors.com and in the mutual funds section of certain newspapers under "Federated."
You can purchase, redeem or exchange Shares any day the NYSE is open.
When a Fund holds securities that trade principally in foreign markets on days the NYSE is closed, the value of the Fund's assets may change on days you cannot purchase or redeem Shares. This may also occur when the U.S. markets for fixed-income securities are open on a day the NYSE is closed.
In calculating its NAV, the Funds' generally values investments as follows:
         {circle}Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
         {circle}Fixed-income securities acquired with remaining maturities greater than sixty-days are valued using evaluations provided by a pricing service approved by the Board of Trustees (Board).
         {circle}Fixed-income securities acquired with remaining maturities of sixty-days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
         {circle}Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
         {circle}OTC derivative contracts are valued using evaluations provided by a pricing service approved by the Board.
If a Fund cannot obtain a price or evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations from one or more dealers. If any price, quotation, evaluation or other pricing source is not readily available when the NAV is calculated, the Funds' use the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that a Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Shares of other mutual funds are valued based upon their reported NAVs. The prospectuses for these mutual funds explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
FAIR VALUATION AND SIGNIFICANT EVENTS PROCEDURES
The Board has appointed a Valuation Committee comprised of officers of the Funds' and of the Adviser to assist in overseeing the calculation of the NAV. The Board has delegated to the Valuation Committee, among other things, responsibility for determining in good faith the fair value of investments for which market quotations are not readily available. The Board has also authorized the use of pricing services recommended by the Valuation Committee to provide evaluations of the current market value of certain investments for purposes of calculating the NAV. In the event that pricing service evaluations or market quotations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Board. The Funds' Statement of Additional Information (SAI) discusses the methods used by pricing services and the Valuation Committee to value investments.
Using fair value to price investments may result in a value that is different from an investment's most recent closing price and from the prices used by other mutual funds to calculate their NAVs. The Valuation Committee generally will not change an investment's fair value in the absence of new information relating to the investment or its issuer. This may result in less frequent, and larger, changes in fair values as compared to prices based on market quotations or evaluations from pricing services.
The Board also has adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of an evaluation provided by a pricing service or quotation provided by a dealer, include:

         {circle}With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
         {circle}With respect to evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market
                 Committee and other significant trends in U.S. fixed-income markets;
         {circle}Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
         {circle}Announcements concerning matters such as acquisitions, recapitalizations, or litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Valuation Committee uses a pricing service to determine the fair value of securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Funds' may seek to obtain more current quotations or evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment using another method approved by the Board.

The fair valuation of securities following a significant event can serve to reduce arbitrage opportunities for short-term traders to profit at the expense of long-term investors in the Fund. For example, such arbitrage opportunities may exist when the market on which portfolio securities are traded closes before a Fund calculates its NAV, which is typically the case with Asian and European markets. However, there is no assurance that these significant event procedures will prevent dilution of the NAV by short-term traders. See "Account and Share Information-Frequent Trading Policies" for other procedures the Fund employs to deter such short-term trading.




HOW ARE THE FUNDS SOLD?

The Funds offer three Share classes: Class A Shares, Class K Shares and Institutional Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Class K Shares. All Share classes have different sales charges and other expenses which affect their performance. The additional classes of Shares, which are offered by separate prospectus, may be preferable for shareholders purchasing $25,000 or more. Contact your financial intermediary or call 1-800-341-7400 for more information concerning the other classes.
  The Funds' Distributor, Federated Securities Corp., markets the Shares described in this prospectus generally to 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans and IRA Rollover from such plans, directly or through investment professionals. Under the Distributor's Contract with the Funds, the Distributor offers Shares on a continuous, best-efforts basis. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

PAYMENTS TO FINANCIAL INTERMEDIARIES

The Funds and their affiliated service providers may pay fees as described below to financial intermediaries (such as broker-dealers, banks, investment advisers or third-party administrators) whose customers are shareholders of the Funds.

RULE 12B-1 FEES
The Funds have adopted a Rule 12b-1 Plan, which allows it to pay marketing fees of up to 0.50% of average net assets to the Distributor for the sale, distribution, administration and customer servicing of the Funds' Class K Shares. When the Distributor receives Rule 12b-1 Fees, it may pay some or all of them to financial intermediaries whose customers purchase Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

RECORDKEEPING FEES
The Funds may pay Recordkeeping Fees on an average net assets basis or on a per account per year basis to financial intermediaries for providing recordkeeping services to the Funds and shareholders. If a financial intermediary receives Recordkeeping Fees on an account, it is not eligible to also receive Account Administration Fees or Networking Fees on that same account.

NETWORKING FEES
The Funds may reimburse Networking Fees on a per account per year basis to financial intermediaries for providing administrative services to the Funds and shareholders on certain non-omnibus accounts. If a financial intermediary receives Networking Fees on an account, it is not eligible to also receive Recordkeeping Fees on that same account.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES
The Distributor may pay out of its own resources amounts (including items of material value) to certain financial intermediaries that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediary or its employees or associated persons to recommend or sell Shares of the Funds to you. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor (including the Adviser). These payments are not reflected in the fees and expenses listed in the fee table section of the Funds' prospectus and described above because they are not paid by the Funds.
  These payments are negotiated and may be based on such factors as the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary. These payments may be in addition to payments made by the Funds to the financial intermediary under a Rule 12b-1 Plan and/or Service Fees arrangement. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Funds and/or other Federated funds within the financial intermediary's organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary's organization. You can ask your financial intermediary for information about any payments it receives from the Distributor or the Fund and any services provided.

HOW TO PURCHASE SHARES

You may purchase Shares through a financial intermediary, directly from the Funds or through an exchange from another Federated fund. The Funds reserve the right to reject any request to purchase or exchange Shares.
  The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively.
  An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through financial intermediaries may be subject to a smaller minimum investment amount. Keep in mind that financial intermediaries may charge you fees for their services in connection with your Share transactions.

THROUGH A FINANCIAL INTERMEDIARY
*   Establish an account with the financial intermediary; and
* Submit your purchase order to the financial intermediary before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the financial intermediary forwards the order to the Funds on the same day and the Funds receive payment within one business days. You will become the owner of Shares and receive dividends when the Funds receive your payment.
Financial intermediaries should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND
* Establish your account with the Funds by submitting a completed New Account Form; and
*   Send your payment to the Funds by Federal Reserve wire or check.
You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Funds receive your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Funds or State Street Bank and Trust Company, the Funds' transfer agent.
  An institution may establish an account and place an order by calling the Funds and the Shares will be priced at the next calculated NAV after the Funds receive the order.

BY WIRE
Send your wire to:
    State Street Bank and Trust Company
    Boston, MA
    Dollar Amount of Wire
    ABA Number 011000028
    Attention: EDGEWIRE
    Wire Order Number, Dealer Number or Group Number
    Nominee/Institution Name
    Fund Name and Number and Account Number
You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK
Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and send it to:
    The Federated Funds
    P.O. Box 8600
    Boston, MA 02266-8600
If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, send it to:
    The Federated Funds
    30 Dan Road
    Canton, MA 02021
Payment should be made in U.S. dollars and drawn on a U.S. bank. The Funds reserve the right to reject ANY purchase request. For example, to protect against check fraud the Funds may reject any purchase request involving a check that is not made payable to THE FEDERATED FUNDS (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

THROUGH AN EXCHANGE
You may purchase Shares through an exchange from the same share class of another Federated fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

BY SYSTEMATIC INVESTMENT PROGRAM
Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the SIP section of the New Account Form or by contacting the Funds or your financial intermediary.

BY AUTOMATED CLEARING HOUSE (ACH)
Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

HOW TO REDEEM AND EXCHANGE SHARES

You should redeem or exchange Shares:
* through a financial intermediary if you purchased Shares through a financial intermediary; or
* directly from the Fund if you purchased Shares directly from the Funds. Shares of the Funds may be redeemed for cash or exchanged for shares of the same class of other Federated funds on days on which the Funds computes its NAV. Redemption requests may be made by telephone or in writing.

THROUGH A FINANCIAL INTERMEDIARY
Submit your redemption or exchange request to your financial intermediary by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Funds receive the order from your financial intermediary.

DIRECTLY FROM THE FUND

BY TELEPHONE
You may redeem or exchange Shares by simply calling the Funds at 1-800-341-7400.
  If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.

BY MAIL
You may redeem or exchange Shares by sending a written request to the Fund.
  You will receive a redemption amount based on the next calculated NAV after the Funds receive your written request in proper form.
  Send requests by mail to:
    The Federated Funds
    P.O. Box 8600
    Boston, MA 02266-8600
Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:
    The Federated Funds
    30 Dan Road
    Canton, MA 02021
All requests must include:
*   Fund Name and Share Class, account number and account registration;
*   amount to be redeemed or exchanged;
*   signatures of all shareholders exactly as registered; and
* IF EXCHANGING, the Fund Name and Share Class, account number and account registration into which you are exchanging.
Call your financial intermediary or the Funds if you need special instructions.

SIGNATURE GUARANTEES
Signatures must be guaranteed by a financial institution which is a participant in a Medallion signature guarantee program if:
*   your redemption will be sent to an address other than the address of record;
* your redemption will be sent to an address of record that was changed within the last 30 days;
*   a redemption is payable to someone other than the shareholder(s) of record;
    or
* IF EXCHANGING (TRANSFERRING) into another fund with a different shareholder registration.
A Medallion signature guarantee is designed to protect your account from fraud. Obtain a Medallion signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

PAYMENT METHODS FOR REDEMPTIONS
Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:
* an electronic transfer to your account at a financial institution that is an ACH member; or
* wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND
Although the Funds intend to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Funds' portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS
Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed for up to seven days:
*   to allow your purchase to clear (as discussed below);
*   during periods of market volatility;
* when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets; or
* during any period when the Federal Reserve wire or applicable Federal Reserve banks are closed, other than customary weekend and holiday closings.
If you request a redemption of Shares recently purchased by check (including a cashier's check or certified check), money order, bank draft or ACH, your redemption proceeds may not be made available up to seven calendar days to allow the Fund to collect payment on the instrument used to purchase such Shares. If the purchase instrument does not clear, your purchase order will be cancelled and you will be responsible for any losses incurred by the Fund as a result of your cancelled order.
  In addition, the right of redemption may be suspended, or the payment of proceeds may be delayed, during any period:
*   when the NYSE is closed, other than customary weekend and holiday closings;
*   when trading on the NYSE is restricted, as determined by the SEC; or
* in which an emergency exists, as determined by the SEC, so that disposal of the Funds' investments or determination of its NAV is not reasonably practicable.
You will not accrue interest or dividends on uncashed redemption checks from the Funds if those checks are undeliverable and returned to a Fund.

EXCHANGE PRIVILEGE
You may exchange Shares of the Funds into shares of the same class of another Federated fund. To do this, you must:
*   ensure that the account registrations are identical;
*   meet any minimum initial investment requirements; and
*   receive a prospectus for the fund into which you wish to exchange.
An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.
  The Funds may modify or terminate the exchange privilege at any time. In addition, the Funds may terminate your exchange privilege if your exchange activity is found to be excessive under the Funds' frequent trading policies. See "Account and Share Information-Frequent Trading Policies."

SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM
You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your financial intermediary or the Funds. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS
The Funds will record your telephone instructions. If the Funds do not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES
The Funds do not issue share certificates.

ACCOUNT AND SHARE INFORMATION

CONFIRMATIONS AND ACCOUNT STATEMENTS
You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS
The Funds declare and pay any dividends quarterly to shareholders. Dividends are paid to all shareholders invested in the Funds on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.
  In addition, the Funds pay any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments. Dividends may also be reinvested without sales charges in shares of any class of any other Federated fund of which you are already a shareholder.
  If you have elected to receive dividends and/or capital gain distributions in cash, and your check is returned by the postal or other delivery service as "undeliverable," or you do not respond to mailings from Federated with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and capital gains reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution checks.
  If you purchase Shares just before the record date for a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the record date for a dividend or capital gain. Contact your financial intermediary or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES
Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION
The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Funds. Dividends are taxable at different rates depending on the source of dividend income. Capital gains are taxable at different rates depending upon the length of time the Funds hold their assets.
  Fund distributions are expected to be both dividends and capital gains. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

FREQUENT TRADING POLICIES
Frequent or short-term trading into and out of the Funds can have adverse consequences for the Funds and shareholders who use the Funds as a long-term investment vehicle. Such trading in significant amounts can disrupt the Funds' investment strategies (e.g., by requiring it to sell investments at inopportune times or maintain excessive short-term or cash positions to support redemptions), increase brokerage and administrative costs and affect the timing and amount of taxable gains distributed by the Funds. Investors engaged in such trading may also seek to profit by anticipating changes in the Funds' NAV in advance of the time as of which NAV is calculated.
  The Funds' Board has approved policies and procedures intended to discourage excessive frequent or short-term trading of the Fund's Shares. The Funds' fair valuation procedures are intended in part to discourage short-term trading strategies by reducing the potential for these strategies to succeed. See "What Do Shares Cost?" The Funds also monitor trading in Fund Shares in an effort to identify disruptive trading activity. The Funds monitor trades into and out of the Fund within a period of 30 days or less. The size of Share transactions subject to monitoring varies. However, where it is determined that a shareholder has exceeded the detection amounts twice within a period of twelve months, the shareholder will be precluded from making further purchases or exchanges of Fund Shares. The Funds may also monitor trades into and out of the Funds over periods longer than 30 days, and if potentially disruptive trading activity is detected, the shareholder will be precluded from making further purchases or exchanges of Fund Shares. Whether or not the specific monitoring limits are exceeded, the Funds' management or the Adviser may determine from the amount, frequency or pattern of purchases and redemptions or exchanges that a shareholder is engaged in excessive trading that is or could be detrimental to the Funds and other shareholders and may preclude the shareholder from making further purchases or exchanges of Fund Shares. No matter how the Funds define their limits on frequent trading of Fund Shares, other purchases and sales of Fund Shares may have adverse effects on the management of the Funds' portfolio and its performance.
  The Funds' frequent trading restrictions do not apply to purchases and sales of Fund Shares by other Federated funds. These funds impose the same frequent trading restrictions as the Fund at their shareholder level. In addition, allocation changes of the investing Federated fund are monitored, and the managers of the recipient fund must determine that there is no disruption to their management activity. The intent of this exception is to allow investing fund managers to accommodate cash flows that result from non-abusive trading in the investing fund, without being stopped from such trading because the aggregate of such trades exceeds the monitoring limits. Nonetheless, as with any trading in Fund Shares, purchases and redemptions of Fund Shares by other Federated funds could adversely affect the management of the Funds' portfolio and its performance.
  The Funds' objective is that its restrictions on short-term trading should apply to all shareholders, regardless of the number or type of accounts in which Shares are held. However, the Funds anticipate that limitations on its ability to identify trading activity to specific shareholders, including where shares are held through intermediaries in multiple or omnibus accounts, will mean that these restrictions may not be able to be applied uniformly in all cases.

PORTFOLIO HOLDINGS INFORMATION
Information concerning the Funds' portfolio holdings is available in the "Products" section of Federated's website at FEDERATEDINVESTORS.COM. A complete listing of the Funds' portfolio holdings as of the end of each calendar quarter is posted on the website 30 days (or the next business day) after the end of the quarter and remains posted until replaced by the information for the succeeding quarter. Summary portfolio composition information as of the close of each month (except for recent purchase and sale transaction information, which is updated quarterly) is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include identification of the Fund's top ten issuer exposures and percentage breakdowns of the portfolio by effective maturity range, type of security and sector.
  To access this information from the "Products" section of the website, click on "Portfolio Holdings" and select the appropriate link opposite the name of a Fund, or select the name of a Fund from the menus on the "Products" section, and from the Funds' page click on the "Portfolio Holdings" or "Composition" link. A user is required to register on the website the first time the user accesses this information.
  You may also access from the "Products" section of the website portfolio information as of the end of the Funds' fiscal quarters. The Funds' annual and semiannual reports, which contain complete listings of the Funds' portfolio holdings as of the end of the Funds' second and fourth fiscal quarters, may be accessed by selecting the name of a Fund, clicking on "Prospectuses and Regulatory Reports" and selecting the link to the appropriate PDF. Complete listings of the Funds' portfolio holdings as of the end of the Funds's first and third fiscal quarters may be accessed by selecting "Portfolio Holdings" from the "Products" section and then selecting the appropriate link opposite the name of a Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.

WHO MANAGES THE FUNDS?

The Board of Trustees (the "Board") governs the Funds. The Board selects and oversees the Adviser, Federated Equity Management Company of Pennsylvania. The Adviser manages the Funds' assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides research, quantitative analysis, equity trading and transaction settlement and certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Funds. The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.
  The Adviser has delegated daily management of some Fund assets to the Sub-Adviser, Federated Investment Management Company, who is paid by the Adviser and not by the Fund, based on the portion of securities the Sub-adviser manages. The Sub-Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.
  The Adviser, Sub-Adviser and other subsidiaries of Federated advise approximately 148 equity, fixed-income, and money market mutual funds as well as a variety of customized separately managed accounts, which totaled approximately $237 billion in assets as of December 31, 2006. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1,243 employees. Federated provides investment products to nearly 5,500 investment professionals and institutions.

PORTFOLIO MANAGEMENT INFORMATION

JOHN W. HARRIS
John W. Harris has been the Portfolio Manager for the Fund since March 2006. Mr. Harris initially joined Federated in 1987 as an Investment Analyst. He served as an Investment Analyst and an Assistant Vice President from 1990 through 1992 and as a Senior Investment Analyst and Vice President through May 1993. After leaving the money management field to travel extensively, he rejoined Federated in 1997 as a Senior Investment Analyst and became a Portfolio Manager and an Assistant Vice President of the Fund's Adviser in December 1998. In January 2000, Mr. Harris became a Vice President of the Fund's Adviser. Mr. Harris is a Chartered Financial Analyst. He received his M.B.A. from the University of Pittsburgh.
  The Funds' SAI provides additional information about the Portfolio Manager's compensation, management of other accounts, and ownership of securities in the Funds.




ADVISORY FEES
The Adviser receives an annual investment advisory fee of 0.25% of the Funds' average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Funds for certain operating expenses.
  A discussion of the Board's review of the Funds' investment advisory contract is available in the Funds' Annual Reports dated November 30, 2007.




LEGAL PROCEEDINGS

Since October 2003, Federated and related entities (collectively, "Federated"), and various Federated funds ("Funds"), have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. Specifically, the SEC and NYAG settled proceedings against three Federated subsidiaries involving undisclosed market timing arrangements and late trading. The SEC made findings: that Federated Investment Management Company ("FIMC"), an SEC- registered investment adviser to various Funds, and Federated Securities Corp., an SEC-registered broker-dealer and distributor for the Funds, violated provisions of the Investment Advisers Act and Investment Company Act by approving, but not disclosing, three market timing arrangements, or the associated conflict of interest between FIMC and the funds involved in the arrangements, either to other fund shareholders or to the funds' board; and that Federated Shareholder Services Company, formerly an SEC-registered transfer agent, failed to prevent a customer and a Federated employee from late trading in violation of provisions of the Investment Company Act. The NYAG found that such conduct violated provisions of New York State law. Federated entered into the settlements without admitting or denying the regulators' findings. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay disgorgement and a civil money penalty in the aggregate amount of an additional $72 million and, among other things, agreed that it would not serve as investment adviser to any registered investment company unless (i) at least 75% of the fund's directors are independent of Federated, (ii) the chairman of each such fund is independent of Federated, (iii) no action may be taken by the fund's board or any committee thereof unless approved by a majority of the independent trustees of the fund or committee, respectively, and (iv) the fund appoints a "senior officer" who reports to the independent trustees and is responsible for monitoring compliance by the fund with applicable laws and fiduciary duties and for managing the process by which management fees charged to a fund are approved. The settlements are described in Federated's announcement which, along with previous press releases and related communications on those matters, is available in the "About Us" section of Federated's website at FEDERATEDINVESTORS.COM.
  Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees.
  The board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees, and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

FINANCIAL INFORMATION






FINANCIAL HIGHLIGHTS
The Financial Highlights will help you understand the Funds' financial performance for its past five fiscal years, or since inception, if the life of the Funds is shorter. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Funds, assuming reinvestment of any dividends and capital gains.
  This information for the fiscal year ended November 30, 2007 has been audited by KPMG LLP, an independent registered public accounting firm, whose report, along with the Funds' audited financial statements, is included in the Annual Report.
  On August 18, 2006, the Funds' Board, upon recommendation of the Audit Committee, appointed KPMG LLP as the Funds' independent registered public accounting firm for the fiscal year ending November 30, 2007. On the same date, the Funds' former auditor, Deloitte & Touche LLP, resigned. See the Funds' Annual Report for further information regarding the change in independent registered public accounting firm.

FINANCIAL HIGHLIGHTS-FEDERATED TARGET ETF FUND 2015


FINANCIAL HIGHLIGHTS-FEDERATED TARGET ETF FUND 2025


FINANCIAL HIGHLIGHTS-FEDERATED TARGET ETF FUND 2035


APPENDIX A: HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following charts provide additional hypothetical information about the effect of a Funds' expenses, including investment advisory fees and other Fund costs, on the Funds' assumed returns over a 10-year period. Each chart shows the estimated expenses that would be incurred in respect of a hypothetical investment of $10,000, assuming a 5% return each year, and no redemption of Shares. Each chart also assumes that the Funds' annual expense ratio stays the same throughout the 10-year period and that all dividends and distributions are reinvested. The annual expense ratio used in each chart is the same as stated in the "Fees and Expenses" table of this prospectus (and thus may not reflect any fee waiver or expense reimbursement currently in effect). The maximum amount of any sales charge that might be imposed on the purchase of Shares (and deducted from the hypothetical initial investment of $10,000; the "Front-End Sales Charge") is reflected in the "Hypothetical Expenses" column. The hypothetical investment information does not reflect the effect of charges (if any) normally applicable to redemptions of Shares (e.g., deferred sales charges, redemption fees). Mutual fund returns, as well as fees and expenses, may fluctuate over time, and your actual investment returns and total expenses may be higher or lower than those shown below.

FEDERATED TARGET ETF FUND 2015 - CLASS K SHARES

[TO BE FILED BY AMNEMENT]



FEDERATED TARGET ETF FUND 2025 - CLASS K SHARES

[TO BE FILED BY AMNEMENT]

FEDERATED TARGET ETF FUND 2035 - CLASS K SHARES
[TO BE FILED BY AMNEMENT]



A Statement of Additional Information (SAI) dated January 31, 2008, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Funds' SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The SAI contains a description of the Funds' policies and procedures with respect to the disclosure of its portfolio securities. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your financial intermediary or the Fund at 1-800-341-7400.
  These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available on Federated's website at FederatedInvestors.com.
  You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's website at www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.
Investment Company Act File No. 811-7129

Cusip 314212846

Cusip 314212812

Cusip 314212770

34240 (1/08)











FEDERATED TARGET ETF FUNDS



PROSPECTUS




January 31, 2008





FEDERATED TARGET ETF FUND 2015

FEDERATED TARGET ETF FUND 2025

FEDERATED TARGET ETF FUND 2035

Each a Portfolio of Federated Managed Allocation Portfolios


INSTITUTIONAL SHARES

Mutual funds seeking capital appreciation and current income consistent with its current asset allocation which will emphasize a decreasing allocation to equity securities as the Funds' target year approaches.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.




CONTENTS
Risk/Return Summary
What are the Fund's Fees and Expenses?
What are the Funds' Investment Strategies?
What are the Principal Securities in Which the Funds Invest?
What are the Specific Risks of Investing in the Funds?
What Do Shares Cost?
How are the Funds Sold?
Payments to Financial Intermediaries
How to Purchase Shares
How to Redeem and Exchange Shares
Account and Share Information
Who Manages the Funds?
Legal Proceedings
Financial Information

RISK/RETURN SUMMARY


WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

FUND           OBJECTIVE
Federated
Target ETF     To seek capital appreciation and current income consistent with its current asset allocation which will emphasize
2015           a decreasing allocation to equity securities as the Fund's target year approaches
("Target
2015
Fund")
Federated
Target ETF
2025
("Target
2025
Fund")
Federated
Target ETF
2035
("Target
2035
Fund")




While there is no assurance that a Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUNDS' MAIN INVESTMENT STRATEGIES?
The Funds pursue their investment objectives by investing in a mix of equity and fixed-income investments. Each Fund's portfolio is constructed by the Adviser by using an asset allocation process and is managed according to the specific target retirement date reflected in each Fund's name. The Funds will normally invest at least 80% of their assets in exchange-traded funds ("ETFs") in order to achieve exposure to the various asset classes. The following table shows each Fund's neutral position points ("Neutral Position") for both equity and fixed-income securities. These allocations are for 2007 and will be adjusted each year at the beginning of January.


 FUND                 EQUITY NEUTRAL POSITION     FIXED-INCOME NEUTRAL POSITION
 Target 2015 Fund     56%                         44%
 Target 2025 Fund     73%                         27%
 Target 2035 Fund     83%                         17%

The Adviser will have the discretion to adjust the equity and fixed-income allo-cations of the portfolio by +/- 15% from the stated Neutral Positions based upon its view of the U.S. and foreign economies and securities markets.
 Additionally, as a Fund's target year approaches the Neutral Positions of the Funds' will be adjusted. Generally, as the target year approaches, the Fund's allocation to stocks will decrease and the Fund's allocation to fixed-income investments will increase. At the target retirement year it is anticipated that the Neutral Positions will be approximately 40% for equity and 60% for fixed income. From the target retirement year, the equity Neutral Point will continue to decrease until it reaches 20% ten years after the target retirement year.
 In selecting ETFs for purchase by a Fund, the Adviser considers the securities index in which the ETF seeks to track, the trading liquidity of the ETF and of the securities in which the ETF invests, and whether or not the ETF has obtained relief from the Securities and Exchange Commission (SEC) that permits investment companies to invest in ETFs to a greater extent than normally permitted by the Investment Company Act of 1940 (1940 Act).
 The Funds may also invest in securities directly, invest in derivative contracts such as options or futures, and may invest in other Funds advised by the Adviser or its affiliates.




WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUNDS?
All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Funds. The primary factors that may reduce the Funds' returns include:
* EXCHANGE-TRADED FUNDS RISKS. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded). In addition, ETFs may be subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF's shares may trade above or below their net asset value; (ii) an active trading market for an ETF's shares may not develop or be maintained; (iii) trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate; and (iv) an ETF may not fulfill its objective of tracking the performance of the index it seeks to track. As with traditional mutual funds, ETFs charge asset-based fees. The Funds will indirectly pay a proportional share of the asset-based fees of the ETFs in which the Funds invest. The net asset value of a Fund will fluctuate with the changes in the value of the ETFs in which the Funds invest. The change in value of the ETFs are due to the change in price of the securities in which the ETFs' invest. Therefore, the Funds net asset value will be indirectly effected by the change in value of the securities in which the ETF invests.
* STOCK MARKET RISKS. The value of equity securities in a Fund's portfolio (or equity securities in which an underlying ETF invests) will fluctuate and, as a result, a Fund's share price may decline suddenly or over a sustained period of time.
* INTEREST RATE RISKS. Prices of fixed-income securities in a Fund's portfolio (or fixed-income securities in which an underlying ETF invests) generally fall when interest rates rise. Interest rate changes have a greater effect on the price of fixed-income securities with longer durations.
* CREDIT RISKS. There is a possibility that issuers of securities in which a Fund may invest (or issuers of securities in which an underlying ETF invests) may default in the payment of interest or principal on the securities when due, which could cause a Fund to lose money.
* RISKS OF FOREIGN INVESTING. Because the Funds invest in securities issued by foreign companies (or because an underlying ETF invests in foreign securities), a Fund's share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.
* CURRENCY RISKS. Because the exchange rates for currencies fluctuate daily, prices of the foreign securities in which a Fund invests (or foreign securities in which an underlying ETF invests) are more volatile than prices of securities traded exclusively in the United States.
* EMERGING MARKET RISKS. Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market centrally planned economies.
* PREPAYMENT RISKS. When homeowners prepay their mortgages in response to lower interest rates, a Fund (or an underlying ETF) will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage-backed securities may not rise to as great an extent as that of other fixed-income securities.
* CALL RISKS. A Fund's performance may be adversely affected by the possibility that an issuer of a security held by a Fund (or held by an underlying ETF) may redeem the security prior to maturity at a price below its current market value.
* SECTOR RISKS. Because the Funds (or the underlying ETFs) may allocate relatively more assets to certain industry sectors than to others, the Funds' performance may be more susceptible to any developments which affect those sectors emphasized by the Funds.
* LIQUIDITY RISKS. The securities and derivative contracts in which the Funds invest (or which an underlying ETF invests) may be less readily marketable and may be subject to greater fluctuation in price than other securities.
* RISKS RELATED TO COMPANY SIZE. Because the smaller companies in which the Funds (or an underlying ETF) may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.
* RISKS ASSOCIATED WITH NONINVESTMENT GRADE SECURITIES. A Fund (or an underlying ETF) may invest a portion of its assets in securities rated below investment grade which may be subject to greater interest rate, credit and liquidity risks than investment grade securities.
* RISKS OF INVESTING IN DERIVATIVE CONTRACTS AND HYBRID INSTRUMENTS. The Funds' use of derivative contracts (or a derivative contract in which an underlying ETF invests) and hybrid instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Also, derivative contracts and hybrid instruments may involve other risks described in this prospectus, such as stock market, interest rate, credit, currency, liquidity and leverage risks.
   RISKS OF INVESTING IN COMMODITIES
* Because the Funds (or an underlying ETF) may invest in investments whose performance is linked to the price of an underlying commodity or commodity index, the Fund may be subject to the risks of investing in physical commodities. These types of risks include regulatory, economic and political developments, weather events and natural disasters, pestilence, market disruptions and the fact that commodity prices may have greater volatility than investments in traditional securities.
The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.






RISK/RETURN BAR CHART AND TABLE
[TO BE FILED BY AMENDMENT]









WHAT ARE THE FUND'S FEES AND EXPENSES?


FEDERATED TARGET ETF FUND 2015

FEES AND EXPENSES
[TO BE FILED BY AMENDMENT]





WHAT ARE THE FUND'S FEES AND EXPENSES?


FEDERATED TARGET ETF FUND 2025

FEES AND EXPENSES
[TO BE FILED BY AMENDMENT]


WHAT ARE THE FUND'S FEES AND EXPENSES?


FEDERATED TARGET ETF FUND 2035

FEES AND EXPENSES
[TO BE FILED BY AMENDMENT]







WHAT ARE THE FUNDS' INVESTMENT STRATEGIES?


The Funds pursue their investment objectives by primarily investing in a mix of equity and fixed-income investments. Each Fund's portfolio is constructed by the Adviser by using an asset allocation process and is managed according to the specific target retirement date reflected in each Fund's name. The Funds will normally invest at least 80% of their assets in ETFs in order to achieve exposure to the various asset classes. The following table shows each Fund's neutral position points ("Neutral Position") for both equity and fixed-income securities. These allocations are for 2007 and will be adjusted each year at the beginning of January.
 FUND                 EQUITY NEUTRAL POSITION     FIXED-INCOME NEUTRAL POSITION
 Target 2015 Fund     56%                         44%
 Target 2025 Fund     73%                         27%
 Target 2035 Fund     83%                         17%

The Adviser will have the discretion to adjust the equity and fixed income allocations of the portfolio by +/- 15% from the stated Neutral Positions based upon its view of the United States and foreign economies and securities markets.
 Additionally, as a Fund's target year approaches the Neutral Positions of the Funds' will be adjusted. Generally, as the target year approaches, the Fund's allocation to stocks will decrease and the Fund's allocation to fixed-income investments will increase. At the target retirement year it is anticipated that the Neutral Positions will be approximately 40% for equity and 60% for fixed income. From the target retirement year, the equity Neutral Point will continue to decrease until it reaches 20% ten years after the target retirement year.
 Within the equity allocation of a Fund, the Adviser anticipates investing the largest portion of the equity allocation in ETFs that invest in common stocks of domestic companies with large and medium market capitalizations. The Adviser may also over or under weight certain industry sectors relative to market benchmarks by investing in ETFs that invest in industry sectors. The Adviser anticipates that the remaining equity allocation will be invested in ETFs that invest in foreign securities, which may include emerging market securities, and in common stocks of domestic companies with small market capitalizations. The Adviser may increase or decrease the Fund's exposure to growth or value stocks relative to a market benchmark by investing in ETFs that emphasize growth or value stocks. Lastly, the Adviser may over or under weight exposure to certain countries relative to a market index by investing in country specific ETFs.
 In selecting ETFs for purchase by a Fund, the Adviser considers the securities index in which the ETF seeks to track, the trading liquidity of the securities that the ETF invests, and whether or not the ETF has obtained relief from the SEC that permits investment companies to invest in ETFs to a greater extent than normally permitted by the 1940 Act.
 Within the fixed-income allocation the Adviser anticipates investing primarily in ETFs that invest in U.S. dollar-denominated investment-grade, fixed-income securities. Such securities include U.S. government agency and treasury securities, mortgage-backed securities, Treasury Inflation Protected securities, and investment grade corporate debt securities. The Funds may also invest in foreign investment grade debt securities and domestic and foreign non-investment grade securities. Foreign governments or corporations in either emerging or developed market countries issue foreign noninvestment-grade and foreign investment grade securities. The foreign debt securities in which the Fund may invest may be denominated in either foreign currency or U.S. dollars.
 Additionally, the Fund may invest in hybrid instruments which are structured as interest-bearing notes whose amount paid at maturity is determined by the price of an underlying commodity or commodity index. In addition, the Fund may invest in exchange-traded funds whose performance is determined by reference to a commodity or commodity index. Such investments may be based on commodities such as precious metals (e.g., gold, silver), industrial metals (e.g. copper, nickel), agricultural and livestock commodities (e.g., wheat, pork), and energy related commodities (e.g., crude oil and natural gas).

 The Fund may invest a portion of its assets in money market instruments. Such instruments include traditional cash investments such as money market funds, repurchase agreements or Treasury Bills.
 As stated below, the Fund will normally invest at least 80% of its assets in ETF investments. However, the Adviser may also invest directly in securities, invest in derivative contracts such as options or futures, and may invest in other funds advised by the Adviser or its affiliates. The Adviser anticipates that it would invest in securities directly, in derivative contracts or in other funds advised by the adviser when ETFs do not provide sufficient exposure to a particular asset class or when ETFs do not provide sufficient trading liquidity for the Funds.

 The Funds may use derivative contracts and/or hybrid instruments to implement elements of their investment strategy. For example, the Fund may use derivative contracts or hybrid instruments to increase or decrease the portfolio's exposure to the investment(s) underlying the derivative or hybrid.. Additionally, by way of example, the Funds (or underlying EFTs) may use derivative contracts to:INCREASE OR DECREASE THE EFFECTIVE DURATION OF THE FUNDS PORTFOLIO;
*  INCREASE OR DECREASE THE EFFECTIVE DURATION OF THE FUNDS PORTFOLIO;
*  OBTAIN PREMIUMS FROM THE SALE OF DERIVATIVE CONTRACTS;
*  REALIZE GAINS FROM TRADING A DERIVATIVE CONTRACT; OR
*  HEDGE AGAINST POTENTIAL LOSSES.

There can be no assurance that the Funds' use of derivative contracts or hybrid instruments will work as intended.

 Because the Funds refers to ETF investments in their name, the Funds will notify shareholders in advance of any change in their investment policies that would enable the Funds to normally invest less than 80% of their assets in ETF investments.




WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUNDS INVEST?


INVESTING IN EXCHANGE TRADED FUNDS
The Funds may invest in ETFs as an efficient means of carrying out its invest-ment strategies. As with traditional mutual funds, ETFs charge asset-based fees, although these fees tend to be relatively low. ETFs are traded on stock exchanges or on the over-the-counter market. ETFs do not charge initial sales charges or redemption fees and investors pay only customary brokerage fees to buy and sell ETF shares.

EQUITY SECURITIES
Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Funds (or the underlying ETF) cannot predict the income they will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the type of equity security in which the Funds (or underlying ETFs) principally invest.

COMMON STOCKS
Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

FOREIGN SECURITIES
Foreign securities are securities of issuers based outside the United States. The Funds consider an issuer to be based outside the United States if:
* IT IS ORGANIZED UNDER THE LAWS OF, OR HAS A PRINCIPAL OFFICE LOCATED IN, ANOTHER COUNTRY;
*  THE PRINCIPAL TRADING MARKET FOR ITS SECURITIES IS IN ANOTHER COUNTRY; OR
* IT (OR ITS SUBSIDIARIES) DERIVED IN ITS MOST CURRENT FISCAL YEAR AT LEAST 50% OF ITS TOTAL ASSETS, CAPITALIZATION, GROSS REVENUE OR PROFIT FROM GOODS PRODUCED, SERVICES PERFORMED, OR SALES MADE IN ANOTHER COUNTRY.
Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

FIXED-INCOME SECURITIES
Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time.
 The following describes the types of fixed-income securities in which the Funds (or underlying ETFs) principally invest.

TREASURY SECURITIES
Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

AGENCY SECURITIES
Agency securities are issued or guaranteed by a federal agency or other govern-ment sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.
 The Funds treat mortgage-backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage-backed securities.

CORPORATE DEBT SECURITIES
Corporate debt securities are fixed-income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.
 In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

FOREIGN GOVERNMENT SECURITIES
Foreign government securities generally consist of fixed-income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank.

MORTGAGE-BACKED SECURITIES
Mortgage-backed securities represent interests in pools of mortgages. The mort-gages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

 Mortgage-backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.





DERIVATIVE CONTRACTS
Derivative contracts are financial instruments that require payments based upon changes in the values of designated securities, commodities, currencies, indices, or other assets or instruments including other derivative contracts, (each a "Reference Instrument" and collectively, "Reference Instruments"). Each party to a derivative contract is referred to as a counterparty. Some derivative contracts require payments relating to an actual, future trade involving the Reference Instrument. These types of derivatives are frequently referred to as "physically settled" derivatives. Other derivative contracts require payments relating to the income or returns from, or changes in the market value of, a Reference Instrument. These types of derivatives are known as "cash settled" derivatives, since they require cash payments in lieu of delivery of the Reference Instrument.
Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts. The Funds (or underlying ETFs) may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Funds (or underlying ETFs) and the counterparty. OTC contracts do not necessarily have standard terms, so they may be less liquid and more difficult to close out than exchange-traded contracts. In addition, OTC contracts with more specialized terms may be more difficult to value than exchange traded contracts, especially in times of financial stress.
Depending on how the Funds (or underlying ETFs) uses derivative contracts and the relationships between the market value of a derivative contract and the Reference Instrument, derivative contracts may increase or decrease the Funds' (or underlying ETFs) exposure to the risks of the Reference Instrument, and may also expose the Funds to liquidity and leverage risks. OTC contracts also expose the Funds to credit risks in the event that a counterparty defaults on the contract.
Payment obligations arising in connection with derivative contracts are frequently required to be secured with collateral (in the case of OTC contracts) or margin (in the case of exchange-traded contracts, as previously noted).
The Funds (or underlying EFTs) may invest in a derivative contract if it is permitted to own, invest in, or otherwise have economic exposure to the Reference Instrument. The Fund is not required to own a Reference Instrument in order to buy or sell a derivative contract relating to that Reference Instrument. The Fund may trade in the following specific types and/or combinations of derivative contracts:

FUTURES CONTRACTS
Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a Reference Instrument at a specified price, date and time. Entering into a contract to buy a Reference Instrument is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell a Reference Instrument is commonly referred to as selling a contract or holding a short position in the Reference Instrument. Futures contracts are considered to be commodity contracts. The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under that Act. Futures contracts traded OTC are frequently referred to as forward contracts. The Funds (or underlying EFTs) can buy or sell financial futures (such as interest rate futures, index futures and security futures) , as well as, currency futures and currency forward contracts.

OPTION CONTRACTS
Option contracts (also called "options") are rights to buy or sell a Reference Instrument for a specified price (the exercise price) during, or at the end of, a specified period. The seller (or writer) of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. A call option gives the holder (buyer) the right to buy the Reference Instrument from the seller (writer) of the option. A put option gives the holder the right to sell the Reference Instrument to the writer of the option. Options can trade on exchanges or in the OTC market and may be bought or sold on a wide variety of Reference Instruments. Options that are written on futures contracts will be subject to margin requirements similar to those applied to futures contracts.

SWAP CONTRACTS
A swap contract (also known as a "swap") is a type of derivative contract in which two parties agree to pay each other (swap) the returns derived from Reference Instruments. Swaps do not always involve the delivery of the Reference Instruments by either party, and the parties might not own the Reference Instruments underlying the swap. The payments are usually made on a net basis so that, on any given day, the Funds (or underlying ETFs) would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party's payment. Swap agreements are sophisticated instruments that can take many different forms and are known by a variety of names.
Common types of swaps in which the Funds (or underlying ETFs) may invest include interest rate swaps, caps and floors, total return swaps, credit default swaps, currency swaps.

HYBRID INSTRUMENTS
Hybrid instruments combine elements of two different kinds of securities or financial instruments (such as a derivative contract). Frequently, the value of a hybrid instrument is determined by reference to changes in the value of a Reference Instrument (that is a designated security, commodity, currency, index, or other asset or instrument including a derivative contract). The Fund may use hybrid instruments only in connection with permissible investment activities. Hybrid instruments can take on many forms including, but not limited to, the following forms. First, a common form of a hybrid instrument combines elements of a derivative contract with those of another security (typically a fixed-income security). In this case all or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of a Reference Instrument. Second, a hybrid instrument may also combine elements of a fixed-income security and an equity security. Third, hybrid instruments may include convertible securities with conversion terms related to a Reference Instrument.
Depending on the type and terms of the hybrid instrument, its risks may reflect a combination of the risks of investing in the Reference Instrument with the risks of investing in other securities, currencies, and derivative contracts. Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional investments or the Reference Instrument. Hybrid instruments are also potentially more volatile than traditional securities or the Reference Instrument. Moreover, depending on the structure of the particular hybrid, it may expose the Fund to leverage risks or carry liquidity risks.




INVESTMENT RATINGS FOR FIXED-INCOME SECURITIES
Investment grade securities include fixed-income securities rated AAA, the highest rating category, through BBB by a Nationally Recognized Rating Service ("Rating Service") or, if unrated, those securities determined to be of equivalent quality by the Adviser. Noninvestment-grade, fixed-income securities are rated BB or below by a Rating Service or are unrated. When the Funds invest in fixed income securities some will be noninvestment-grade at the time of purchase. Unrated securities will be determined by the Adviser to be of like quality and may have greater risk but a higher yield than comparable rated securities.
 Securities rated BBB or below by Standard and Poor's or Baa by Moody's Investors Service have speculative characteristics.

SECURITIES LENDING
The Funds may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Funds receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.
 The Funds will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Funds must pay interest to the borrower for the use of cash collateral.
 Loans are subject to termination at the option of the Fund or the borrower. The Funds will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Funds may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.
 Securities lending activities are subject to interest rate risks and credit risks.

SPECIAL TRANSACTIONS

DELAYED DELIVERY TRANSACTIONS
Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default. These transactions create leverage risks.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
The Funds may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.
 The Funds may also invest in securities primarily by investing in another investment company (which is not available for general investment by the public) that owns those securities and that is advised by an affiliate of the Adviser. The Funds may also invest in such securities directly. These other investment companies are managed independently of the Funds and incur additional administrative expenses. Therefore, any such investment by the Funds may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional expenses. The Funds may also invest in such securities directly.

WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUNDS?


EXCHANGE-TRADED FUNDS RISKS
An investment in an ETF generally presents the same primary risks as an invest-ment in a conventional fund (i.e., one that is not exchange traded). In addition, ETFs may be subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF's shares may trade above or below their net asset value; (ii) an active trading market for an ETF's shares may not develop or be maintained; (iii) trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate; and (iv) an ETF may not fulfill its objective of tracking the performance of the index it seeks to track. As with traditional mutual funds, ETFs charge asset-based fees. The Funds will indirectly pay a proportional share of the asset-based fees of the ETFs in which the Funds invest. The net asset value of a Fund will fluctuate with the changes in the value of the ETFs in which the Funds invest. The change in value of the ETFs are due to the change in price of the securities in which the ETFs invest. Therefore, the Funds' net asset value will be indirectly effected by the change in value of the securities in which the ETF invests.

STOCK MARKET RISKS
The value of equity securities in each Fund's portfolio (or in an underlying
ETF) will rise and fall. These fluctuations could be a sustained trend or a drastic movement. A Fund's portfolio (or equity securities in which an underlying ETF invests) will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, a Fund's share price may decline.
 The Adviser attempts to manage market risk by limiting the amount each Fund invests in each company's equity securities. However, diversification will not protect a Fund against widespread or prolonged declines in the stock market.

INTEREST RATE RISKS
Prices of fixed-income securities in a Fund's portfolio (or fixed-income securities in which an underlying ETF invests) rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged.
 Interest rate changes have a greater effect on the price of fixed-income securities with longer durations. Duration measures the price sensitivity of a fixed-income security to changes in interest rates.

CREDIT RISKS
Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Funds (or ETF) will lose money. Many fixed-income securities receive credit ratings from services such as Standard & Poor's and Moody's Investors Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Funds must rely entirely upon the Adviser's credit assessment.
 Fixed-income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.
 Credit risk includes the possibility that a party to a transaction involving the Funds will fail to meet its obligations. This could cause the Funds to lose the benefit of the transaction or prevent the Funds from selling or buying other securities to implement their investment strategies.

RISKS OF FOREIGN INVESTING
Foreign securities (or an underlying ETF which invests in foreign securities) pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.
 Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Funds and their Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.
 Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of a Fund's investments.

CURRENCY RISKS
Exchange rates for currencies fluctuate daily. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.
 The Adviser attempts to manage currency risk by limiting the amount the Funds invest in securities denominated in a particular currency. However, diver-sification will not protect the Funds against a general increase in the value of the U.S. dollar relative to other currencies.

EMERGING MARKET RISKS
Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. For example, their prices can be significantly more volatile than prices in developed countries. Emerging market economies may also experience more severe downturns (with corresponding currency devaluations) than developed economies. Emerging market countries may have relatively unstable governments and may present the risk of nationaliza-tion of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies.

CALL AND PREPAYMENT RISKS
Call risk is the possibility that an issuer may redeem a fixed-income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.
 If a fixed-income security is called, the Funds may have to reinvest the pro-ceeds in other fixed-income securities with lower interest rates, higher credit risks, or other less favorable characteristics.
 Unlike traditional fixed-income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage-backed securities include both interest and a partial payment of principal. Partial payment of principal may be composed of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund (or underlying ETF) holding mortgage-backed securities.
 For example, when interest rates decline, the values of mortgage-backed secu-rities generally rise. However, when interest rates decline, unscheduled prepay-ments can be expected to accelerate, and the Funds (or underlying ETFs) would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage-backed securities.
 Conversely, when interest rates rise, the values of mortgage-backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage-backed securities, and cause their value to decline more than traditional fixed-income securities.

Generally, mortgage-backed securities compensate for the increased risk associ-ated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage-backed secu-rity and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the mortgage-backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.


SECTOR RISKS
Companies with similar characteristics may be grouped together in broad catego-ries called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or as the market as a whole. As the Adviser allocates more of a Fund's portfolio holdings to a particular sector (or an underlying ETF allocates more), a Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.





LIQUIDITY RISKS
Trading opportunities are more limited for securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Funds (or underlying ETFs) may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Funds' performance. Infrequent trading of securities may also lead to an increase in their price volatility.
 Liquidity risk also refers to the possibility that a Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, a Fund will be required to continue to hold the security or keep the position open, and a Fund could incur losses. OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts. This risk may be increased in times of financial stress, if the trading market for OTC derivative contracts becomes restricted.




RISKS RELATED TO COMPANY SIZE
Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.
 Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

RISKS ASSOCIATED WITH NONINVESTMENT-GRADE SECURITIES
Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment-grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

RISKS OF INVESTING IN DERIVATIVE CONTRACTS AND HYBRID INSTRUMENTS
The Funds' use of derivative contracts (or a derivative contract in which an underlying ETF invests) and hybrid instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. First, changes in the value of the derivative contracts and hybrid instruments in which the Fund (or ETF) invests may not be correlated with changes in the value of the underlying Reference or Valuation Instruments or, if they are correlated, may move in the opposite direction than originally anticipated. Second, while some strategies involving derivatives may reduce the risk of loss, they may also reduce potential gains or, in some cases, result in losses by offsetting favorable price movements in portfolio holdings. Third, there is a risk that derivative contracts and hybrid instruments may be erroneously priced or improperly valued and, as a result, the Fund may need to make increased cash payments to the counterparty. Fourth, derivative contracts and hybrid instruments may cause the Fund to realize increased ordinary income or short-term capital gains (which are treated as ordinary income for Federal income tax purposes) and, as a result, may increase taxable distributions to shareholders. Fifth, a common provision in over-the-counter (OTC) derivative contracts permits the counterparty to terminate any such contract between it and the Fund, if the value of the Fund's total net assets declines below a specified level over a given time period. Factors that may contribute to such a decline (which usually must be substantial) include significant shareholder redemptions and/or a marked decrease in the market value of the Fund's investments. Any such termination of the Fund's OTC derivative contracts may adversely affect the Fund (for example, by increasing losses and/or costs, and/or preventing the Fund from fully implementing its investment strategies). Finally, derivative contracts and hybrid instruments may also involve other risks described herein, such as stock market, interest rate, credit, currency, liquidity and leverage risks.





RISKS OF INVESTING IN COMMODITIES
Because the Funds (or an underlying ETF) may invest in investments whose performance is linked to the price of an underlying commodity or commodity index, the Funds may be subject to the risks of investing in physical commodities. These types of risks include regulatory, economic and political developments, weather events and natural disasters, pestilence, market disruptions and the fact that commodity prices may have greater volatility than investments in traditional securities.






WHAT DO SHARES COST?


When a Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next calculated net asset value of a Share (NAV). A Share's NAV is determined as of the end of regular trading on the New York Stock Exchange (NYSE) (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Funds' calculate the NAV of each class by valuing the assets allocated to the Share's class, subtracting the liabilities allocated to the class and dividing the balance by the number of Shares of the class outstanding. The Funds' current NAV and public offering price may be found at FederatedInvestors.com and in the mutual funds section of certain newspapers under "Federated."
You can purchase, redeem or exchange Shares any day the NYSE is open.
When a Fund holds securities that trade principally in foreign markets on days the NYSE is closed, the value of the Fund's assets may change on days you cannot purchase or redeem Shares. This may also occur when the U.S. markets for fixed-income securities are open on a day the NYSE is closed.
In calculating its NAV, the Funds' generally values investments as follows:
      {circle}Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
      {circle}Fixed-income securities acquired with remaining maturities greater than sixty-days are valued using evaluations provided by a pricing service approved by the Board of Trustees (Board).
      {circle}Fixed-income securities acquired with remaining maturities of sixty-days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
      {circle}Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
      {circle}OTC derivative contracts are valued using evaluations provided by a pricing service approved by the Board.
If a Fund cannot obtain a price or evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations from one or more dealers. If any price, quotation, evaluation or other pricing source is not readily available when the NAV is calculated, the Funds' use the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that a Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Shares of other mutual funds are valued based upon their reported NAVs. The prospectuses for these mutual funds explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
FAIR VALUATION AND SIGNIFICANT EVENTS PROCEDURES
The Board has appointed a Valuation Committee comprised of officers of the Funds' and of the Adviser to assist in overseeing the calculation of the NAV. The Board has delegated to the Valuation Committee, among other things, responsibility for determining in good faith the fair value of investments for which market quotations are not readily available. The Board has also authorized the use of pricing services recommended by the Valuation Committee to provide evaluations of the current market value of certain investments for purposes of calculating the NAV. In the event that pricing service evaluations or market quotations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Board. The Funds' Statement of Additional Information (SAI) discusses the methods used by pricing services and the Valuation Committee to value investments.
Using fair value to price investments may result in a value that is different from an investment's most recent closing price and from the prices used by other mutual funds to calculate their NAVs. The Valuation Committee generally will not change an investment's fair value in the absence of new information relating to the investment or its issuer. This may result in less frequent, and larger, changes in fair values as compared to prices based on market quotations or evaluations from pricing services.
The Board also has adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of an evaluation provided by a pricing service or quotation provided by a dealer, include:

      {circle}With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
      {circle}With respect to evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
      {circle}Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
      {circle}Announcements concerning matters such as acquisitions, recapitalizations, or litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Valuation Committee uses a pricing service to determine the fair value of securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Funds' may seek to obtain more current quotations or evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment using another method approved by the Board.

The fair valuation of securities following a significant event can serve to reduce arbitrage opportunities for short-term traders to profit at the expense of long-term investors in the Fund. For example, such arbitrage opportunities may exist when the market on which portfolio securities are traded closes before a Fund calculates its NAV, which is typically the case with Asian and European markets. However, there is no assurance that these significant event procedures will prevent dilution of the NAV by short-term traders. See "Account and Share Information-Frequent Trading Policies" for other procedures the Fund employs to deter such short-term trading.




HOW ARE THE FUNDS SOLD?


The Funds offer three Share classes: Class A Shares, Class K Shares and Institu-tional Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Shares. All Share classes have different sales charges and other expenses which affect their performance. Contact your financial intermediary or call 1-800-341-7400 for more information concerning the other classes.
 The Funds' Distributor, Federated Securities Corp., markets the Shares described in this prospectus generally to 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans and IRA Rollover from such plans, directly or through investment professionals. Under the Distributor's Contract with the Funds, the Distributor offers Shares on a continuous, best-efforts basis. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

PAYMENTS TO FINANCIAL INTERMEDIARIES


The Funds and their affiliated service providers may pay fees as described below to financial intermediaries (such as broker-dealers, banks, investment advisers or third-party administrators) whose customers are shareholders of the Funds.

RECORDKEEPING FEES
The Funds may pay Recordkeeping Fees on an average net assets basis or on a per account per year basis to financial intermediaries for providing recordkeeping services to the Funds and shareholders. If a financial intermediary receives Recordkeeping Fees on an account, it is not eligible to also receive Account Administration Fees or Networking Fees on that same account.

NETWORKING FEES
The Funds may reimburse Networking Fees on a per account per year basis to financial intermediaries for providing administrative services to the Funds and shareholders on certain non-omnibus accounts. If a financial intermediary receives Networking Fees on an account, it is not eligible to also receive Recordkeeping Fees on that same account.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES
The Distributor may pay out of its own resources amounts (including items of material value) to certain financial intermediaries that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediary or its employees or associated persons to recommend or sell Shares of the Funds to you. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor (including the Adviser). These payments are not reflected in the fees and expenses listed in the fee table section of the Funds' prospectus and described above because they are not paid by the Funds.
 These payments are negotiated and may be based on such factors as the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary. These payments may be in addition to payments made by the Funds to the financial intermediary under a Service Fees arrangement. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Funds and/or other Federated funds within the financial intermediary's organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary's organization. You can ask your financial intermediary for information about any payments it receives from the Distributor or the Fund and any services provided.

HOW TO PURCHASE SHARES


You may purchase Shares through a financial intermediary, directly from the Funds or through an exchange from another Federated fund. The Funds reserve the right to reject any request to purchase or exchange Shares.
 The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through financial intermediaries may be subject to a smaller minimum investment amount. Keep in mind that financial intermediaries may charge you fees for their services in connection with your Share transactions.


THROUGH A FINANCIAL INTERMEDIARY
*Establish an account with the financial intermediary; and *Submit your purchase order to the financial intermediary before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the financial intermediary forwards the order to the Funds on the same day and the Funds receive payment within one business days. You will become the owner of Shares and receive dividends when the Funds receive your payment.
Financial intermediaries should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND
*Establish your account with the Funds by submitting a completed New Account
 Form; and
*Send your payment to the Funds by Federal Reserve wire or check.
You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Funds receive your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Funds or State Street Bank and Trust Company, the Funds' transfer agent.
 An institution may establish an account and place an order by calling the Funds and the Shares will be priced at the next calculated NAV after the Funds receive the order.

BY WIRE
Send your wire to:
   State Street Bank and Trust Company
   Boston, MA
   Dollar Amount of Wire
   ABA Number 011000028
   Attention: EDGEWIRE
   Wire Order Number, Dealer Number or Group Number
   Nominee/Institution Name
   Fund Name and Number and Account Number
You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK
Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and send it to:
   The Federated Funds
   P.O. Box 8600
   Boston, MA 02266-8600
If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, send it to:
   The Federated Funds
   30 Dan Road
   Canton, MA 02021
Payment should be made in U.S. dollars and drawn on a U.S. bank. The Funds reserve the right to reject ANY purchase request. For example, to protect against check fraud the Funds may reject any purchase request involving a check that is not made payable to THE FEDERATED FUNDS (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

THROUGH AN EXCHANGE
You may purchase Shares through an exchange from the same share class of another Federated fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

BY SYSTEMATIC INVESTMENT PROGRAM
Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the SIP section of the New Account Form or by contacting the Funds or your financial intermediary.

BY AUTOMATED CLEARING HOUSE (ACH)
Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

HOW TO REDEEM AND EXCHANGE SHARES


You should redeem or exchange Shares:
*through a financial intermediary if you purchased Shares through a financial intermediary; or
*directly from the Fund if you purchased Shares directly from the Funds.
Shares of the Funds may be redeemed for cash or exchanged for shares of the same class of other Federated funds on days on which the Funds computes its NAV. Redemption requests may be made by telephone or in writing.

THROUGH A FINANCIAL INTERMEDIARY
Submit your redemption or exchange request to your financial intermediary by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Funds receive the order from your financial intermediary.

DIRECTLY FROM THE FUND

BY TELEPHONE
You may redeem or exchange Shares by simply calling the Funds at 1-800-341-7400.
 If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive a redemption amount based on that day's NAV.

BY MAIL
You may redeem or exchange Shares by sending a written request to the Fund.
 You will receive a redemption amount based on the next calculated NAV after the Funds receive your written request in proper form.
 Send requests by mail to:
   The Federated Funds
   P.O. Box 8600
   Boston, MA 02266-8600
Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:
   The Federated Funds
   30 Dan Road
   Canton, MA 02021
All requests must include:
*Fund Name and Share Class, account number and account registration;
*amount to be redeemed or exchanged;
*signatures of all shareholders exactly as registered; and *IF EXCHANGING, the Fund Name and Share Class, account number and account registration into which you are exchanging.
Call your financial intermediary or the Funds if you need special instructions.

SIGNATURE GUARANTEES
Signatures must be guaranteed by a financial institution which is a participant in a Medallion signature guarantee program if:
*your redemption will be sent to an address other than the address of record; *your redemption will be sent to an address of record that was changed within the last 30 days;
*a redemption is payable to someone other than the shareholder(s) of record; or *IF EXCHANGING (TRANSFERRING) into another fund with a different shareholder registration.
A Medallion signature guarantee is designed to protect your account from fraud. Obtain a Medallion signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member.
A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

PAYMENT METHODS FOR REDEMPTIONS
Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:
*an electronic transfer to your account at a financial institution that is an
 ACH member; or
*wire payment to your account at a domestic commercial bank that is a Federal
 Reserve System member.

REDEMPTION IN KIND
Although the Funds intend to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Funds' portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS
Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed for up to seven days:
*to allow your purchase to clear (as discussed below);
*during periods of market volatility;
*when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets; or
*during any period when the Federal Reserve wire or applicable Federal Reserve banks are closed, other than customary weekend and holiday closings.

If you request a redemption of Shares recently purchased by check (including a cashier's check or certified check), money order, bank draft or ACH, your redemption proceeds may not be made available up to seven calendar days to allow the Fund to collect payment on the instrument used to purchase such Shares. If the purchase instrument does not clear, your purchase order will be canceled and you will be responsible for any losses incurred by the Fund as a result of your canceled order.
 In addition, the right of redemption may be suspended, or the payment of proceeds may be delayed, during any period:
*when the NYSE is closed, other than customary weekend and holiday closings; *when trading on the NYSE is restricted, as determined by the SEC; or *in which an emergency exists, as determined by the SEC, so that disposal of the
 Funds' investments or determination of its NAV is not reasonably practicable. You will not accrue interest or dividends on uncashed redemption checks from the Funds if those checks are undeliverable and returned to a Fund.

EXCHANGE PRIVILEGE
You may exchange Shares of the Funds into shares of the same class of another Federated fund. To do this, you must:
*ensure that the account registrations are identical;
*meet any minimum initial investment requirements; and *receive a prospectus for the fund into which you wish to exchange.
An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.
 The Funds may modify or terminate the exchange privilege at any time. In addition, the Funds may terminate your exchange privilege if your exchange activity is found to be excessive under the Funds' frequent trading policies. See "Account and Share Information - Frequent Trading Policies."

SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM
You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your financial intermediary or the Funds. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS
The Funds will record your telephone instructions. If the Funds do not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES
The Funds do not issue share certificates.

ACCOUNT AND SHARE INFORMATION


CONFIRMATIONS AND ACCOUNT STATEMENTS
You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS
The Funds declare and pay any dividends quarterly to shareholders. Dividends are paid to all shareholders invested in the Funds on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.
 In addition, the Funds pay any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments. Dividends may also be reinvested without sales charges in shares of any class of any other Federated fund of which you are already a shareholder.
 If you have elected to receive dividends and/or capital gain distributions in cash, and your check is returned by the postal or other delivery service as "undeliverable," or you do not respond to mailings from Federated with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and capital gains reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution checks.

If you purchase Shares just before the record date for a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the record date for a dividend or capital gain. Contact your financial intermediary or the Fund for information concerning when dividends and capital gains will be paid.


ACCOUNTS WITH LOW BALANCES
Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION
The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Funds. Dividends are taxable at different rates depending on the source of dividend income. Capital gains are taxable at different rates depending upon the length of time the Funds hold their assets.
 Fund distributions are expected to be both dividends and capital gains. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

FREQUENT TRADING POLICIES
Frequent or short-term trading into and out of the Funds can have adverse con-sequences for the Funds and shareholders who use the Funds as a long-term investment vehicle. Such trading in significant amounts can disrupt the Funds' investment strategies (e.g., by requiring it to sell investments at inopportune times or maintain excessive short-term or cash positions to support redemptions), increase brokerage and administrative costs and affect the timing and amount of taxable gains distributed by the Funds. Investors engaged in such trading may also seek to profit by anticipating changes in the Funds' NAV in advance of the time as of which NAV is calculated.

The Funds' Board has approved policies and procedures intended to discourage excessive frequent or short-term trading of the Fund's Shares. The Funds' fair valuation procedures are intended in part to discourage short-term trading strategies by reducing the potential for these strategies to succeed. See "What Do Shares Cost?" The Funds also monitor trading in Fund Shares in an effort to identify disruptive trading activity. The Funds monitor trades into and out of the Fund within a period of 30 days or less. The size of Share transactions subject to monitoring varies. However, where it is determined that a shareholder has exceeded the detection amounts twice within a period of twelve months, the shareholder will be precluded from making further purchases or exchanges of Fund Shares. The Funds may also monitor trades into and out of the Funds over periods longer than 30 days, and if potentially disruptive trading activity is detected, the shareholder will be precluded from making further purchases or exchanges of Fund Shares. Whether or not the specific monitoring limits are exceeded, the Funds' management or the Adviser may determine from the amount, frequency or pattern of purchases and redemptions or exchanges that a shareholder is engaged in excessive trading that is or could be detrimental to the Funds and other shareholders and may preclude the shareholder from making further purchases or exchanges of Fund Shares. No matter how the Funds define their limits on frequent trading of Fund Shares, other purchases and sales of Fund Shares may have adverse effects on the management of the Funds' portfolio and its performance.

 The Funds' frequent trading restrictions do not apply to purchases and sales of Fund Shares by other Federated funds. These funds impose the same frequent trading restrictions as the Fund at their shareholder level. In addition, allocation changes of the investing Federated fund are monitored, and the managers of the recipient fund must determine that there is no disruption to their management activity. The intent of this exception is to allow investing fund managers to accommodate cash flows that result from non-abusive trading in the investing fund, without being stopped from such trading because the aggregate of such trades exceeds the monitoring limits. Nonetheless, as with any trading in Fund Shares, purchases and redemptions of Fund Shares by other Federated funds could adversely affect the management of the Funds' portfolio and its performance.
 The Funds' objective is that its restrictions on short-term trading should apply to all shareholders, regardless of the number or type of accounts in which Shares are held. However, the Funds anticipate that limitations on its ability to identify trading activity to specific shareholders, including where shares are held through intermediaries in multiple or omnibus accounts, will mean that these restrictions may not be able to be applied uniformly in all cases.

PORTFOLIO HOLDINGS INFORMATION
Information concerning the Funds' portfolio holdings is available in the "Products" section of Federated's website at FEDERATEDINVESTORS.COM. A complete listing of the Funds' portfolio holdings as of the end of each calendar quarter is posted on the website 30 days (or the next business day) after the end of the quarter and remains posted until replaced by the information for the succeeding quarter. Summary portfolio composition information as of the close of each month (except for recent purchase and sale transaction information, which is updated quarterly) is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include identification of the Fund's top ten issuer exposures and percentage breakdowns of the portfolio by effective maturity range, type of security and sector.
 To access this information from the "Products" section of the website, click on "Portfolio Holdings" and select the appropriate link opposite the name of a Fund, or select the name of a Fund from the menus on the "Products" section, and from the Funds' page click on the "Portfolio Holdings" or "Composition" link. A user is required to register on the website the first time the user accesses this information.
 You may also access from the "Products" section of the website portfolio infor-mation as of the end of the Funds' fiscal quarters. The Funds' annual and semi-annual reports, which contain complete listings of the Funds' portfolio holdings as of the end of the Funds' second and fourth fiscal quarters, may be accessed by selecting the name of a Fund, clicking on "Prospectuses and Regulatory Reports" and selecting the link to the appropriate PDF. Complete listings of the Funds' portfolio holdings as of the end of the Funds's first and third fiscal quarters may be accessed by selecting "Portfolio Holdings" from the "Products" section and then selecting the appropriate link opposite the name of a Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.

WHO MANAGES THE FUNDS?


The Board of Trustees (the "Board") governs the Funds. The Board selects and oversees the Adviser, Federated Equity Management Company of Pennsylvania. The Adviser manages the Funds' assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides research, quantitative analysis, equity trading and transaction settlement and certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Funds. The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser has delegated daily management of some Fund assets to the Sub-Adviser, Federated Investment Management Company, who is paid by the Adviser and not by the Fund, based on the portion of securities the Sub-Adviser manages. The Sub-Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

 The Adviser, Sub-Adviser and other subsidiaries of Federated advise approxi-mately 148 equity, fixed-income, and money market mutual funds as well as a variety of customized separately managed accounts, which totaled approximately $237 billion in assets as of December 31, 2006. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1,243 employees. Federated provides investment products to nearly 5,500 investment professionals and institutions.

PORTFOLIO MANAGEMENT INFORMATION

JOHN W. HARRIS
John W. Harris has been the Portfolio Manager for the Fund since March 2006.
Mr. Harris initially joined Federated in 1987 as an Investment Analyst. He served as an Investment Analyst and an Assistant Vice President from 1990 through 1992 and as a Senior Investment Analyst and Vice President through May 1993. After leaving the money management field to travel extensively, he rejoined Federated in 1997 as a Senior Investment Analyst and became a Portfolio Manager and an Assistant Vice President of the Fund's Adviser in December 1998. In January 2000, Mr. Harris became a Vice President of the Fund's Adviser. Mr. Harris is a Chartered Financial Analyst. He received his M.B.A. from the University of Pittsburgh.
 The Funds' SAI provides additional information about the Portfolio Manager's compensation, management of other accounts, and ownership of securities in the Funds.





ADVISORY FEES
The Adviser receives an annual investment advisory fee of 0.25% of the Funds' average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Funds for certain operating expenses.
 A discussion of the Board's review of the Funds' investment advisory contract is available in the Funds' Annual Reports dated November 30, 2007.


LEGAL PROCEEDINGS


Since October 2003, Federated and related entities (collectively, "Federated"), and various Federated funds ("Funds"), have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading prac-tices including market timing and late trading in concert with certain institu-tional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York
State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. Specifically, the SEC and NYAG settled proceedings against three Federated subsidiaries involving undisclosed market timing arrangements and late trading. The SEC made findings: that Federated Investment Management Company ("FIMC"), an SEC-registered investment adviser to various Funds, and Federated Securities Corp., an SEC-registered broker-dealer and distributor for the Funds, violated provi-sions of the Investment Advisers Act and Investment Company Act by approving, but not disclosing, three market timing arrangements, or the associated conflict of interest between FIMC and the funds involved in the arrangements, either to other fund shareholders or to the funds' board; and that Federated Shareholder Services Company, formerly an SEC-registered transfer agent, failed to prevent a customer and a Federated employee from late trading in violation of provisions of the Investment Company Act. The NYAG found that such conduct violated provisions of New York State law. Federated entered into the settlements without admitting or denying the regulators' findings. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay disgorgement and a civil money penalty in the aggregate amount of an additional $72 million and, among other things, agreed that it would not serve as investment adviser to any registered investment company unless: (i) at least 75% of the fund's directors are independent of Federated; (ii) the chairman of each such fund is independent of Federated; (iii) no action may be taken by the fund's board or any committee thereof unless approved by a majority of the independent trustees of the fund or committee, respectively; and (iv) the fund appoints a "senior officer" who reports to the independent trustees and is responsible for monitoring compliance by the fund with applicable laws and fiduciary duties and for managing the process by which management fees charged to a fund are approved. The settlements are described in Federated's announcement which, along with previous press releases and related communi-cations on those matters, is available in the "About Us" section of Federated's website at FEDERATEDINVESTORS.COM.
 Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees.
 The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees, and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

FINANCIAL INFORMATION


FINANCIAL HIGHLIGHTS
The Financial Highlights will help you understand the Funds' financial perfor-mance for its past five fiscal years, or since inception, if the life of the Funds is shorter. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Funds, assuming reinvestment of any dividends and capital gains.
 This information for the fiscal year ended November 30, 2006 has been audited by KPMG LLP, an independent registered public accounting firm, whose report, along with the Funds' audited financial statements, is included in the Annual Report.
 On August 18, 2006, the Funds' Board, upon recommendation of the Audit Committee, appointed KPMG LLP as the Funds' independent registered public accounting firm for the fiscal year ending November 30, 2006. On the same date, the Funds' former auditor, Deloitte & Touche LLP, resigned. See the Funds' Annual Report for further information regarding the change in independent registered public accounting firm.







APPENDIX A: HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION


The following charts provide additional hypothetical information about the effect of a Funds' expenses, including investment advisory fees and other Fund costs, on the Funds' assumed returns over a 10-year period. Each chart shows the estimated expenses that would be incurred in respect of a hypothetical investment of $10,000, assuming a 5% return each year, and no redemption of Shares. Each chart also assumes that the Funds' annual expense ratio stays the same throughout the 10-year period and that all dividends and distributions are reinvested. The annual expense ratio used in each chart is the same as stated in the "Fees and Expenses" table of this prospectus (and thus may not reflect any fee waiver or expense reimbursement currently in effect). The maximum amount of any sales charge that might be imposed on the purchase of Shares (and deducted from the hypothetical initial investment of $10,000; the "Front-End Sales Charge") is reflected in the "Hypothetical Expenses" column. The hypothetical investment information does not reflect the effect of charges (if any) normally applicable to redemptions of Shares (e.g., deferred sales charges, redemption fees). Mutual fund returns, as well as fees and expenses, may fluctuate over time, and your actual investment returns and total expenses may be higher or lower than those shown below.

FEDERATED TARGET ETF FUND 2015: INSTITUTIONAL SHARES

[TO BE FILED BY AMENDMENT]

FEDERATED TARGET ETF FUND 2025: INSTITUTIONAL SHARES

[TO BE FILED BY AMENDMENT]



FEDERATED TARGET ETF FUND 2035: INSTITUTIONAL SHARES

[TO BE FILED BY AMENDMENT]




A Statement of Additional Information (SAI) dated January 31, 2008, is incorpo-rated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Funds' SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The SAI contains a description of the Funds' policies and procedures with respect to the disclosure of its portfolio securities. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your financial intermediary or the Fund at 1-800-341-7400.

These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available on Federated's website at FederatedInvestors.com.

You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's website at www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference
Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.
Investment Company Act File No. 811-7129

Cusip 314212838

Cusip 314212796

Cusip 314212762

34242 (1/08)















FEDERATED TARGET ETF FUNDS



STATEMENT OF ADDITIONAL INFORMATION







January 31, 2008








Federated Target ETF Fund 2015

Federated Target ETF Fund 2025

Federated Target ETF Fund 2035

(Collectively, the Funds)

CLASS A SHARES

CLASS K SHARES

INSTITUTIONAL SHARES

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses for Federated Target ETF Funds Class A Shares, Class K Shares and Institutional Shares (Funds), dated January 31, 2008.

This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectuses or the Annual Report without charge by calling 1-800-341-7400.




                                         CONTENTS
                                         How are the Funds Organized?...........
                                         Securities in Which the Funds Invest...
                                         What Do Shares Cost?...................
                                         How are the Funds Sold?................
                                         Subaccounting Services.................
                                         Redemption in Kind.....................
                                         Massachusetts Partnership Law..........
                                         Account and Share Information..........
                                         Tax Information........................
                                         Who Manages and Provides Services to
                                         the Funds?.............................
                                         How Do the Funds Measure Performance?..
                                         Who is Federated Investors, Inc.?......
                                         Financial Information..................
                                         Investment Ratings.....................
                                         Addresses..............................
                                         Appendix...............................






HOW ARE THE FUNDS ORGANIZED?

The Funds are a diversified portfolios of Federated Managed Allocation Portfolio (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on November 15, 1993. The Trust may offer separate series of shares representing interests in separate portfolios of securities.

The Board of Trustees (the "Board") has established three classes of shares of the Funds, known as Class A Shares, Class K Shares and Institutional Shares (Shares). This SAI relates to all Shares Classes. The Funds' investment adviser is Federated Equity Management Company of Pennsylvania (Adviser).



SECURITIES IN WHICH THE FUNDS INVEST

In pursuing its investment strategy, the Funds may invest in the following securities for any purpose that is consistent with its investment objective:


SECURITIES DESCRIPTIONS AND TECHNIQUES

EQUITY SECURITIES
Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Funds (or the underlying ETFs)cannot predict the income they will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business.

The following describes the types of equity securities in which the Funds (or the underlying ETFs) invest:


PREFERRED STOCKS
Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. The Funds may also treat such redeemable preferred stock as a fixed income security.


INTERESTS IN OTHER LIMITED LIABILITY COMPANIES
Entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States may issue securities comparable to common or preferred stock.


REAL ESTATE INVESTMENT TRUSTS (REITS)
REITs are real estate investment trusts that lease, operate and finance commercial real estate. REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income. Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market.


WARRANTS
Warrants give a Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.


FIXED INCOME SECURITIES
Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Funds (or the underlying ETFs) invest:


ASSET BACKED SECURITIES
Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass-through certificates. The Funds may also purchase mortgage-related asset backed securities such as home equity loans, second mortgages and manufactured housing obligations. Asset backed securities have prepayment risks.

Like mortgage backed securities, asset backed securities may be issued by a private entity and, although these securities must be investment grade, they can present a credit risk.


ZERO COUPON SECURITIES
Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security. A zero coupon step-up security converts to a coupon security before final maturity.

There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. Treasury STRIPs, IOs and POs are the most common forms of stripped zero coupon securities. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind or PIK securities.


CREDIT ENHANCEMENT
Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security after the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.


CONVERTIBLE SECURITIES
Convertible securities are fixed income securities that the Funds have the option to exchange for equity securities at a specified conversion price. The option allows the Funds to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, a Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, a Fund could realize an additional $2 per share by converting its fixed income securities.

Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Funds to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

The Funds treat convertible securities as both fixed income and equity securities for purposes of their investment policies and limitations, because of their unique characteristics.


MORTGAGE BACKED SECURITIES
Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)
CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class. The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

SEQUENTIAL CMOS
In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

PACS, TACS AND COMPANION CLASSES
More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.

IOS AND POS
CMOs may allocate interest payments to one class (Interest Only or IOs) and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase. POs tend to increase in value when interest rates decline (and prepayments increase) making POs a useful hedge against interest rate risk. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful hedge against interest rate risks.

FLOATERS AND INVERSE FLOATERS
Another variant allocates interest payments between two classes of CMOs. One class (Floaters) receives a share of interest payments based upon a market index such as LIBOR. The other class (Inverse Floaters) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and interest rate risks from the Floater to the Inverse Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the Inverse Floater class.

Z CLASSES
CMOs must allocate all payments received from the underlying mortgages to some class. To capture any unallocated payments, CMOs generally have an accrual (Z) class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off. Once this happens, holders of Z class CMOs receive all payments and prepayments.

TO BE ANNOUNCED SECURITIES (TBAS)
As with other delayed delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage backed transaction, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. The seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage backed securities increase interest rate risks because the underlying mortgages may be less favorable than anticipated by the Fund.

DOLLAR ROLLS
Dollar rolls are transactions where the Funds sell mortgage-backed securities with a commitment to buy similar, but not identical, mortgage-backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage backed securities. Dollar rolls are subject to interest rate risks and credit risks.


MUNICIPAL SECURITIES
Municipal securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, the Funds may invest in taxable municipal securities.


FOREIGN SECURITIES
Foreign securities are securities of issuers based outside the United States. The Funds consider an issuer to be based outside the United States if:

{circle}it is organized under the laws of, or has a principal office located in, another country;

{circle}the principal trading market for its securities is in another country;
  or

{circle}it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.


FOREIGN EXCHANGE CONTRACTS
In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the Funds may enter into spot currency trades. In a spot trade, the Funds agrees to exchange one currency for another at the current exchange rate. The Funds may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease a Fund's exposure to currency risks.







DERIVATIVE CONTRACTS
Derivative contracts are financial instruments that require payments based upon changes in the values of designated securities, commodities, currencies, indices, or other assets or instruments including other derivative contracts, (each a "Reference Instrument" and collectively, "Reference Instruments"). Each party to a derivative contract is referred to as a counterparty. Some derivative contracts require payments relating to an actual, future trade involving the Reference Instrument. These types of derivatives are frequently referred to as "physically settled" derivatives. Other derivative contracts require payments relating to the income or returns from, or changes in the market value of, a Reference Instrument. These types of derivatives are known as "cash settled" derivatives, since they require cash payments in lieu of delivery of the Reference Instrument.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time.
Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they may be less liquid and more difficult to value than exchange-traded contracts. In addition, OTC contracts with more specialized terms may be more difficult to value than exchange traded contracts, especially in times of financial stress.

Depending on how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the Reference Instrument, derivative contracts may increase or decrease the Fund's exposure to the risks of the Reference Instrument, and may also expose the fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

The Fund may invest in a derivative contract if it is permitted to own, invest in, or otherwise have economic exposure to the Reference Instrument. The Fund is not required to own a Reference Instrument in order to buy or sell a derivative contract relating to that Reference Instrument. The Fund may trade in the following types of derivative contracts, including combinations thereof:


FUTURES CONTRACTS
Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a Reference Instrument at a specified price, date and time. Entering into a contract to buy a Reference Instrument is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell a Reference Instrument is commonly referred to as selling a contract or holding a short position in the Reference Instrument. Futures contracts are considered to be commodity contracts. The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under that Act. Futures contracts traded OTC are frequently referred to as forward contracts. The Fund can buy or sell financial futures (such as interest rate futures, index futures and security futures), as well as, currency futures and forward contracts.

CURRENCY FORWARD CONTRACT
A currency forward contract is an obligation to purchase or sell a specific currency at a future date, at a price set at the time of the contract and for a period agreed upon by the parties which may be either a window of time or a fixed number of days from the date of the contract. Forward currency contracts are highly volatile, with a relatively small price movement potentially resulting in substantial gains or losses to the Fund. Additionally, the Fund may lose money on forward currency transactions if changes in currency rates do not occur as anticipated or if the Fund's counterparty to the contract were to default. Currency forward contracts are OTC derivatives.

INTEREST RATE FUTURES
An interest-rate futures contract is an exchange-traded contract for which the Reference Instrument is an interest-bearing fixed income security or an inter-bank deposit. Two examples of common interest rate futures contracts are U.S. Treasury futures contracts and Eurodollar futures contracts. The Reference Instrument for a U.S. Treasury futures contract is a U.S. Treasury security. The Reference Instrument for a Eurodollar futures contract is the London Interbank Offered Rate (commonly referred to as "LIBOR"); Eurodollar futures contracts enable the purchaser to obtain a fixed rate for the lending of funds over a stated period of time and the seller to obtain a fixed rate for a borrowing of funds over that same period.

INDEX FUTURES
An index futures contract is an exchange-traded contract to make or receive a payment based upon changes in the value of an index. An index is a statistical composite that measures changes in the value of designated Reference Instruments. An index is usually computed by a sum product of a list of the designated Reference Instruments' current prices and a list of weights assigned to these Reference Instruments.

SECURITY FUTURES
A security futures contract is an exchange-traded contract to purchase or sell in the future a specific quantity of a security (other than a Treasury security) or a narrow-based securities index at a certain price. Presently, the only available security futures contracts use shares of a single equity security as the Reference Instrument. However, it is possible that in the future security futures contracts will be developed that use a single fixed-income security as the Reference Instrument.

CURRENCY FUTURES AND CURRENCY FORWARD CONTRACTS
A currency futures contract is an exchange-traded contract to buy or sell a particular currency at a specific price at some time in the future (commonly three months or more). A currency forward contract is an OTC derivative that represents an obligation to purchase or sell a specific currency at a future date, at a price set at the time of the contract and for a period agreed upon by the parties which may be either a window of time or a fixed number of days from the date of the contract. Currency futures and forward contracts are highly volatile, with a relatively small price movement potentially resulting in substantial gains or losses to the Fund. Additionally, the Fund may lose money on currency futures and forward contracts if changes in currency rates do not occur as anticipated or if the Fund's counterparty to the contract were to default.

OPTION CONTRACTS
Option contracts (also called "options") are rights to buy or sell a Reference Instrument for a specified price (the exercise price) during, or at the end of, a specified period. The seller (or writer) of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. Options can trade on exchanges or in the OTC market and may be bought or sold on a wide variety of Reference Instruments. Options that are written on futures contracts will be subject to margin requirements similar to those applied to futures contracts.

The Fund may buy and/or sell the following types of options:

CALL OPTIONS
A call option gives the holder (buyer) the right to buy the Reference Instrument from the seller (writer) of the option. The Fund may use call options in the following ways:

{circle}Buy call options on a Reference Instrument in anticipation of an increase in the value of the Reference Instrument; and

{circle}Write call options on a Reference Instrument to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the Reference Instrument. If the Fund writes a call option on a Reference Instrument that it owns and that call option is exercised, the Fund foregoes any possible profit from an increase in the market price of the Reference Instrument over the exercise price plus the premium received.

PUT OPTIONS
A put option gives the holder the right to sell the Reference Instrument to the writer of the option. The Fund may use put options in the following ways:

{circle}Buy put options on a Reference Instrument in anticipation of a decrease in the value of the Reference Instrument; and

{circle}Write put options on a Reference Instrument to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the Reference Instrument. In writing puts, there is a risk that the Fund may be required to take delivery of the Reference Instrument when its current market price is lower than the exercise price.

The Fund may also buy or write options, as needed, to close out existing option positions.

Finally, the Fund may enter into combinations of options contracts in an attempt to benefit from changes in the prices of those options contracts (without regard to changes in the value of the Reference Instrument).

SWAP CONTRACTS
A swap contract (also known as a "swap") is a type of derivative contract in which two parties agree to pay each other (swap) the returns derived from Reference Instruments. Most swaps do not involve the delivery of the underlying assets by either party, and the parties might not own the Reference Instruments. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party's payment. Swap agreements are sophisticated instruments that can take many different forms and are known by a variety of names. Common swap agreements that the Fund may use include:

INTEREST RATE SWAPS
Interest rate swaps are contracts in which one party agrees to make regular payments equal to a fixed or floating interest rate times a stated principal amount (commonly referred to as a "notional principal amount") in return for payments equal to a different fixed or floating rate times the same principal amount, for a specific period. For example, a $10 million London Interbank Offered Rate (commonly referred to as "LIBOR") swap would require one party to pay the equivalent of the London Interbank Offered Rate of interest (which fluctuates) on $10 million principal amount in exchange for the right to receive the equivalent of a stated fixed rate of interest on $10 million principal amount.

CAPS AND FLOORS
Caps and Floors are contracts in which one party agrees to make payments only if an interest rate or index goes above (Cap) or below (Floor) a certain level in return for a fee from the other party.

TOTAL RETURN SWAPS
A total return swap is an agreement between two parties whereby one party agrees to make payments of the total return from a Reference Instrument (or a basket of such instruments) during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another Reference Instrument. Alternately, a total return swap can be structured so that one party will make payments to the other party if the value of a Reference Instrument increases, but receive payments from the other party if the value of that instrument decreases.

CREDIT DEFAULT SWAPS
A credit default swap (CDS) is an agreement between two parties whereby one party (the "Protection Buyer") agrees to make payments over the term of the CDS to the other party (the "Protection Seller"), provided that no designated event of default, restructuring or other credit related event (each a "Credit Event") occurs with respect to Reference Instrument that is usually a particular bond or the unsecured credit of an issuer, in general (the "Reference Obligation"). Many CDS are physically settled, which means that if a Credit Event occurs, the Protection Seller must pay the Protection Buyer the full notional value, or "par value," of the Reference Obligation in exchange for delivery by the Protection Buyer of the Reference Obligation or another similar obligation issued by the issuer of the Reference Obligation (the "Deliverable Obligation"). The Counterparties agree to the characteristics of the Deliverable Obligation at the time that they enter into the CDS. Alternately, a CDS can be "cash settled," which means that upon the occurrence of a Credit Event, the Protection Buyer will receive a payment from the Protection Seller equal to the difference between the par amount of the Reference Obligation and its market value at the time of the Credit Event. The Fund may be either the Protection Buyer or the Protection Seller in a CDS. If the Fund is a Protection Buyer and no Credit Event occurs, the Fund will lose its entire investment in the CDS (i.e., an amount equal to the payments made to the Protection Seller over the term of the
CDS). However, if a Credit Event occurs, the Fund (as Protection Buyer) will deliver the Deliverable Obligation and receive a payment equal to the full notional value of the Reference Obligation, even though the Reference Obligation may have little or no value. If the Fund is the Protection Seller and no Credit Event occurs, the Fund will receive a fixed rate of income throughout the term of the CDS. However, if a Credit Event occurs, the Fund (as Protection Seller) will pay the Protection Buyer the full notional value of the Reference Obligation and receive the Deliverable Obligation from the Protection Buyer. A CDS may involve greater risks than if the Fund invested directly in the Reference Obligation. For example, a CDS may increase credit risk since the Fund has exposure to both the issuer of the Reference Obligation and the Counterparty to the CDS.

CURRENCY SWAPS
Currency swaps are contracts which provide for interest payments in different currencies. The parties might agree to exchange the notional principal amounts of the currencies as well (commonly called a "foreign exchange swap").

TOTAL RETURN SWAPS
A total return swap is an agreement between two parties whereby one party agrees to make payments of the total return from a Reference Instrument (or a basket of such instruments) during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another Reference Instrument. Alternately, a total return swap can be structured so that one party will make payments to the other party if the value of a Reference Instrument increases, but receive payments from the other party if the value of that instrument decreases.

CURRENCY SWAPS
A currency swap is a type of derivative contract in which the parties agree to make periodic interest payments to one another in different currencies. The parties might agree to exchange the notional principal amounts of the currencies as well (commonly called a "foreign exchange swap").









HEDGING
Hedging transactions are intended to reduce specific risks. For example, to protect the Fund against circumstances that would normally cause the Fund's portfolio securities to decline in value, the Fund may buy or sell a derivative contract that would normally increase in value under the same circumstances. The Fund may also attempt to hedge by using combinations of different derivative contracts, or derivative contracts and securities. The Fund's ability to hedge may be limited by the costs of the derivative contracts. The Fund may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that (1) hedge only a portion of its portfolio, (2) use derivative contracts that cover a narrow range of circumstances or (3) involve the sale of derivative contracts with different terms. Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to the Fund.


SPECIAL TRANSACTIONS

REPURCHASE AGREEMENTS
Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Funds' return on the transaction. This return is unrelated to the interest rate on the underlying security. The Funds will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Funds' custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.


REVERSE REPURCHASE AGREEMENTS
Reverse repurchase agreements are repurchase agreements in which a Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Funds. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Funds must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.


SECURITIES LENDING
The Funds may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Funds receive cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay a Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Funds. However, the Funds must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower. The Funds will not have the right to vote on securities while they are on loan, but they will terminate a loan in anticipation of any important vote. The Funds may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to interest rate risks and credit risks. These transactions create leverage risks.









HYBRID INSTRUMENTS
Hybrid instruments combine elements of two different kinds of securities or financial instruments (such as a derivative contract). Frequently, the value of a hybrid instrument is determined by reference to changes in the value of a Reference Instrument (that is a designated security, commodity, currency, index, or other asset or instrument including a derivative contract). Hybrid instruments can take on many forms including, but not limited to, the following forms. First, a common form of a hybrid instrument combines elements of a derivative contract with those of another security (typically a fixed-income security). In this case all or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of a Reference Instrument. Second, a hybrid instrument may also combine elements of a fixed-income security and an equity security. Third, hybrid instruments may include convertible securities with conversion terms related to a Reference Instrument.

Depending on the type and terms of the hybrid instrument, its risks may reflect a combination of the risks of investing in the Reference Instrument with the risks of investing in other securities, currencies and derivative contracts. Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional securities or the Reference Instrument. Hybrid instruments are also potentially more volatile than traditional securities or the Valuation Instrument. Moreover, depending on the structure of the particular hybrid, it may expose the Fund to leverage risks or carry liquidity risks.

CREDIT LINKED NOTE
A credit linked note (CLN) is a type of hybrid instrument in which a special purpose entity issues a structured note (the "Note Issuer") with respect to which the Reference Instrument is a single bond, a portfolio of bonds, or the unsecured credit of an issuer, in general (each a "Reference Credit"). The purchaser of the CLN (the "Note Purchaser") invests a par amount and receives a payment during the term of the CLN that equals a fixed or floating rate of interest equivalent to a high rated funded asset (such as a bank certificate of deposit) plus an additional premium that relates to taking on the credit risk of the Reference Credit. Upon maturity of the CLN, the Note Purchaser will receive a payment equal to (i) the original par amount paid to the Note Issuer, if there is no occurrence of a designated event of default, restructuring or other credit event (each, a "Credit Event") with respect to the issuer of the Reference Credit or (ii) the market value of the Reference Credit, if a Credit Event has occurred. Depending upon the terms of the CLN, it is also possible that the Note Purchaser may be required to take physical delivery of the Reference Credit in the event of Credit Event. Most credit linked notes use a corporate bond (or a portfolio of corporate bonds) as the Reference Credit. However, almost any type of fixed-income security (including foreign government securities), index, or derivative contract (such as a credit default swap) can be used as the Reference Credit.








EQUITY LINKED NOTE
An equity linked note (ELN) is a type of hybrid instrument that provides the noteholder with exposure to a single equity security, a basket of equity securities, or an equity index (the "Reference Equity Instrument"). Typically, an ELN pays interest at agreed rates over a specified time period and, at maturity, either converts into shares of a Reference Equity Instrument or returns a payment to the noteholder based on the change in value of a Reference Equity Instrument.


ASSET SEGREGATION
In accordance with SEC and SEC staff positions regarding the interpretation of the 1940 Act, with respect to derivatives that create a future payment obligation of the Funds, the Funds must "set aside" (referred to sometimes as "asset segregation") liquid assets, or engage in other SEC- or staff-approved measures, while the derivative contracts are open. For example, with respect to forwards and futures contracts that are not contractually required to "cash-settle," the Funds must cover its open positions by setting aside cash or readily marketable securities equal to the contracts' full, notional value. With respect to forwards and futures that are contractually required to "cash-settle," however, the Funds are permitted to set aside cash or readily marketable securities in an amount equal to the Funds' daily marked-to-market
(net) obligations, if any (i.e., the Funds' daily net liability, if any), rather than the notional value.

The Funds will employ another approach to segregating assets to cover options that it sells. If the Funds sell a call option, the Funds will set aside either the Reference Instrument subject to the option, cash or readily marketable securities with a value that equals or exceeds the current market value of the Reference Instrument. In no event, will the value of the cash or readily marketable securities set aside by the Funds be less than the exercise price of the call option. If the Funds sell a put option, the Funds will set aside cash or readily marketable securities with a value that equals or exceeds the exercise price of the put option.

The Funds' asset segregation approach for swap agreements varies among different types of swaps. For example, if the Funds enter into a credit default swap as the Protection Buyer, then it will set aside cash or readily marketable securities necessary to meet any accrued payment obligations under the swap. By comparison, if the Funds enter into a credit default swap as the Protection Seller, then the Funds will set aside cash or readily marketable securities equal to the full notional amount of the swap that must be paid upon the occurrence of a Credit Event. For some other types of swaps, such as interest rate swaps, the Funds will calculate the obligations of the counterparties to the swap on a net basis. Consequently, the Funds' current obligation (or rights) under this type of swap will equal only the net amount to be paid or received under based on the relative values of the positions held by each counterparty to the swap (the "net amount"). The net amount currently owed by or to the Funds will be accrued daily and the Funds will set aside cash or readily marketable securities equal to any accrued but unpaid net amount owed by the Funds under the swap.

The Funds may reduce the liquid assets segregated to cover obligations under a derivative contract by entering into an offsetting derivative contract. For example, if the Funds sels a put option for the same Reference Instrument as a call option the Funds have sold, and the exercise price of the call option is the same as or higher than the exercise price of the put option, then the Funds may net their obligations under the options and set aside cash or readily marketable securities (including any margin deposited for the options) with a value equal to the greater of (a) the current market value of the Reference Instrument deliverable under the call option or (b) the exercise price of the put option.

By setting aside cash or readily marketable securities equal to only its net obligations under swaps and certain cash-settled derivative contracts, the Funds will have the ability to employ leverage to a greater extent than if the Funds were required to segregate cash or readily marketable securities equal to the full notional value of such contracts. The use of leverage involves certain risks. See "Risk Factors." Unless the Funds have other cash or readily marketable securities to set aside, it cannot trade assets set aside in connection with derivative contracts or special transactions without entering into an offsetting derivative contract or terminating a special transaction. This may cause the Funds to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions. The Funds reserve the right to modify its asset segregation policies in the future to comply with any changes in the positions articulated from time to time by the SEC and its staff.

Generally, special transactions do not cash-settle on a net basis. Consequently, with respect to special transactions, the Funds will set aside cash or readily marketable securities with a value that equals or exceeds the Funds' obligations.


INVESTING IN EXCHANGE TRADED FUNDS
The Funds may invest in exchange-traded funds as an efficient means of carrying out its investment strategies. As with traditional mutual funds, exchange-traded funds charge asset-based fees, although these fees tend to be relatively low. Exchange-traded funds do not charge initial sales charges or redemption fees and investors pay only customary brokerage fees to buy and sell exchange-traded funds shares.


INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
Each Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its unvested cash. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by a Fund in shares of other investment companies may be subject to such duplicate expenses.

The Funds may also invest in securities primarily by investing in another investment company (which is not available for general investment by the public) that owns those securities and that is advised by an affiliate of the Adviser. The Funds may also invest in such securities directly. These other investment companies are managed independently of the Fund and incur additional administrative expenses. Therefore, any such investment by the Funds may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional expenses. The Funds may also invest in such securities directly.


INTER-FUND BORROWING AND LENDING ARRANGEMENTS
The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending Federated funds, and an inter-fund loan is only made if it benefits each participating Federated fund. Federated Investors, Inc. (Federated) administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating Federated funds.

For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending Federated fund than market-competitive rates on overnight repurchase agreements (Repo Rate) and more attractive to the borrowing Federated fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (Bank Loan Rate), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.


INVESTMENT RISKS
There are many factors which may affect an investment in the Funds. The Funds' principal risks are described in their prospectuses. Additional risk factors are outlined below.


STOCK MARKET RISKS
{circle}The value of equity securities in each Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. A Fund's portfolio (or an underlying ETF) will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, a Fund's share price may decline.

{circle}The Adviser attempts to manage market risk by limiting the amount each Fund invests in each company. However, diversification will not protect a Fund against widespread or prolonged declines in the stock market.


INTEREST RATE RISKS
{circle}Prices of fixed income securities in a Fund's portfolio (or fixed income securities in which an underlying ETF invests) rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

{circle}Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.


CREDIT RISKS
{circle}Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Funds (or ETF) will lose money.

{circle}Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Funds must rely entirely upon the Adviser's credit assessment.

{circle}Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

{circle}Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause the Funds to lose the benefit of the transaction or prevent the Funds from selling or buying other securities to implement its investment strategy.


RISKS OF FOREIGN INVESTING
{circle}Foreign securities (or an underlying ETF which invests in foreign securities) pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

{circle}Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Funds and their Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

{circle}Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of a Fund's investments.


CURRENCY RISKS
{circle}Exchange rates for currencies fluctuate daily. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.

{circle}The Adviser attempts to manage currency risk by limiting the amount the Funds invest in securities denominated in a particular currency. However, diversification will not protect the Funds against a general increase in the value of the

U.S. dollar relative to other currencies.


CALL AND PREPAYMENT RISKS
{circle}Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

{circle}If a fixed income security is called, the Funds may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

{circle}Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund (or underlying ETF) holding mortgage backed securities.

{circle}For example, when interest rates decline, the values of mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Funds (or underlying ETF) would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage backed securities. Conversely, when interest rates rise, the values of mortgage backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage backed securities, and cause their value to decline more than traditional fixed income securities.

{circle}Generally, mortgage backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the mortgage backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.


SECTOR RISKS
{circle}Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or as the market as a whole. As the Adviser allocates more of a Fund's portfolio holdings to a particular sector (or an underlying ETF allocates more), a Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.


RISKS RELATED TO COMPANY SIZE
{circle}Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

{circle}Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.


RISKS ASSOCIATED WITH NONINVESTMENT GRADE SECURITIES
{circle}Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively and their trading market may be more limited.


LEVERAGE RISKS
{circle}Leverage risk is created when an investment exposes a Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify a Fund's risk of loss and potential for gain.









LIQUIDITY RISKS
{circle}Trading opportunities are more limited for securities that are not widely held, for fixed income securities that have not received any credit ratings or have received ratings below investment grade and for CMOs that have complex terms. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, a Fund (or underlying ETFs) may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Funds' performance. Infrequent trading of securities may also lead to an increase in their price volatility. OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts. This risk may be increased in times of financial stress, if the trading market for OTC derivative contracts becomes restricted.

{circle}Liquidity risk also refers to the possibility that a Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, a Fund will be required to continue to hold the security or keep the position open, and a Fund could incur losses.

{circle}OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.




RISKS OF INVESTING IN EMERGING MARKET COUNTRIES
{circle}Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. For example, the prices of such securities may be significantly more volatile than prices of securities in developed countries. Emerging market economies may also experience more severe downturns (with corresponding currency devaluations) than developed economies. Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies.


RISKS OF INVESTING IN DERIVATIVE CONTRACTS AND HYBRID INSTRUMENTS
{circle}The Funds' use of derivative contracts and hybrid instruments (or a derivative contract or hybrid instrument in which an underlying ETF invests) involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. First, changes in the value of the derivative contracts and hybrid instruments in which the Fund(or ETF) invests may not be correlated with changes in the value of the underlying Reference or Valuation Instruments or, if they are correlated, may move in the opposite direction than originally anticipated. Second, while some strategies involving derivatives may reduce the risk of loss, they may also reduce potential gains or, in some cases, result in losses by offsetting favorable price movements in portfolio holdings. Third, there is a risk that derivative contracts and hybrid instruments may be erroneously priced or improperly valued and, as a result, the Fund (or ETF) may need to make increased cash payments to the counterparty. Fourth, derivative contracts and hybrid instruments may cause the Fund(or ETF) to realize increased ordinary income or short-term capital gains (which are treated as ordinary income for Federal income tax purposes) and, as a result, may increase taxable distributions to shareholders. Fifth, a common provision in OTC derivative contracts permits the counterparty to terminate any such contract between it and the Fund, if the value of the Funds' total net assets declines below a specified level over a given time period. Factors that may contribute to such a decline (which usually must be substantial) include significant shareholder redemptions and/or a marked decrease in the market value of the Funds' investments. Any such termination of the Funds' OTC derivative contracts may adversely affect the Fund (for example, by increasing losses and/or costs, and/or preventing the Fund from fully implementing its investment strategies). Finally, derivative contracts and hybrid instruments may also involve other risks described herein or in the Funds' prospectuess, such as stock market, interest rate, credit, currency, liquidity and leverage risks.


FUNDAMENTAL INVESTMENT OBJECTIVE

FUND           OBJECTIVE
Federated      To seek capital appreciation and current income consistent with its current asset allocation which will emphasize a
Target ETF     decreasing allocation to equity securities as the Fund's target
Fund 2015      year approaches
Federated      To seek capital appreciation and current income consistent with its current asset allocation which will emphasize a
Target ETF     decreasing allocation to equity securities as the Fund's target
Fund 2025      year approaches
Federated      To seek capital appreciation and current income consistent with its current asset allocation which will emphasize a
Target ETF     decreasing allocation to equity securities as the Fund's target
Fund 2035      year approaches

The investment objectives may not be changed by the Funds' Trustees without shareholder approval.


INVESTMENT LIMITATIONS

DIVERSIFICATION OF INVESTMENTS
With respect to securities comprising 75% of the value of its total assets, a Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or if a Fund would own more than 10% of the outstanding voting securities of that issuer.


BORROWING MONEY AND ISSUING SENIOR SECURITIES
A Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940, as amended (1940 Act).


INVESTING IN REAL ESTATE
A Fund may not purchase or sell real estate, provided that this restriction does not prevent a Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. A Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.


INVESTING IN COMMODITIES
The Fund may invest in commodities to the maximum extent permitted under the 1940 Act.


UNDERWRITING
A Fund may not underwrite the securities of other issuers, except that a Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.


LENDING CASH OR SECURITIES
A Fund may not make loans, provided that this restriction does not prevent a Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.


CONCENTRATION OF INVESTMENTS
A Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities (not including Industrial Development Bonds) and bank instruments will not be deemed to constitute an industry.

THE ABOVE LIMITATIONS CANNOT BE CHANGED UNLESS AUTHORIZED BY THE BOARD AND BY THE "VOTE OF A MAJORITY OF ITS OUTSTANDING VOTING SECURITIES," AS DEFINED BY THE 1940 ACT. THE FOLLOWING LIMITATIONS, HOWEVER, MAY BE CHANGED BY THE BOARD WITHOUT SHAREHOLDER APPROVAL. SHAREHOLDERS WILL BE NOTIFIED BEFORE ANY MATERIAL CHANGE IN THESE LIMITATIONS BECOMES EFFECTIVE.


PLEDGING ASSETS
A Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.


BUYING ON MARGIN
A Fund will not purchase securities on margin, provided that a Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities and further provided that a Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.


INVESTING IN ILLIQUID SECURITIES
A Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits that the fund cannot dispose of within seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of a Fund's net assets.

As a matter of non-fundamental policy, for purposes of the commodities policy, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.

For purposes of its policies and limitations, the Funds consider certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items" and "bank instruments". Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

For purposes of applying its policy of concentration, the Funds will not invest more than 25% of its assets in an industry-specific exchange-traded fund. In applying a Fund's concentration restriction: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset backed securities will be classified according to the underlying assets securing such securities. To conform to the current view of the SEC that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, a Fund will not exclude foreign bank instruments from industry concentration limits as long as the policy of the SEC remains in effect. In addition, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry, will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of a Fund's total assets in any one industry will constitute "concentration."




















WHAT DO SHARES COST?

A Share's NAV is determined as of the end of regular trading on the New York Stock Exchange (NYSE) (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Funds calculate the NAV of each class by valuing the assets allocated to the Share's class, subtracting the liabilities allocated to the class and dividing the balance by the number of Shares of the class outstanding. The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the Shareholders of a particular class are entitled. The NAV is calculated to the nearest whole cent per Share.

In calculating its NAV, the Funds generally values investments as follows:

      {circle}Equity securities listed on a U.S. securities exchange or traded through the U.S. national market system are valued at their last reported sale price or official closing price in their principal exchange or market. If a price is not readily available, such equity securities are valued based upon the mean of closing bid and asked quotations from one or more dealers.

      {circle}Other equity securities traded primarily in the U.S. are valued based upon the mean of closing bid and asked quotations from one or more dealers.
      {circle}Equity securities traded primarily through securities exchanges and regulated market systems outside the U.S. are valued at their last reported sale price or official closing price in their principal exchange or market. These prices may be adjusted for significant events occurring after the closing of such exchanges or market systems as described below. If a price is not readily available, such equity securities are valued based upon the mean of closing bid and asked quotations from one or more dealers.
      {circle}Fixed-income securities and repurchase agreements acquired with remaining maturities of greater than sixty-days are valued using evaluations provided by a pricing service approved by the Board. The methods used by pricing services to determine such evaluations are described below. If an evaluation is not readily available, such fixed-income securities are valued based upon the mean of closing bid and asked quotations from one or more dealers.
      {circle}Fixed-income securities and repurchase agreements acquired with remaining maturities of sixty-days or less are valued at their amortized cost as described below.
      {circle}Futures contracts listed on exchanges are valued at their reported settlement price. Option contracts listed on exchanges are valued at their reported closing price. If a price is not readily available, such derivative contracts are valued based upon the mean of closing bid and asked quotations from one or more futures commission merchants.
      {circle}OTC derivative contracts are valued using evaluations provided by various pricing services approved by the Board. The methods used by pricing services to determine such evaluations are described below. If an evaluation is not readily available, such derivative contracts are valued based upon the mean of closing bid and asked quotations from one or more dealers or fair valued using a recognized pricing model for the contract.

      {circle}Shares of other mutual funds are valued based upon their reported NAVs. The prospectuses for these mutual funds explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

If any price, quotation, evaluation or other pricing source is not readily available when the NAV is calculated, the Funds use the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Funds could purchase or sell an investment at the price used to calculate the Funds' NAV. The Funds will not use a pricing service or dealer who is an affiliated person of the Adviser to value investments.

Non-investment assets and liabilities are valued in accordance with Generally Accepted Accounting Principles (GAAP). The NAV calculation includes expenses, dividend income, interest income and other income through the date of the calculation. Changes in holdings of investments and in the number of outstanding Shares are included in the calculation not later than the first business day following such change. Any assets or liabilities denominated in foreign currencies are converted into U.S. dollars using an exchange rate obtained from one or more currency dealers.

The Funds follows procedures that are common in the mutual fund industry regarding errors made in the calculation of its NAV. This means that, generally, the Funds will not correct errors of less than one cent per Share or errors that did not result in net dilution to the Fund.

AMORTIZED COST VALUES

Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Funds then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If the amount payable at maturity exceeds the initial cost (a discount), then the daily accrual is increased; if the initial cost exceeds the amount payable at maturity (a premium), then the daily accrual is decreased. The Funds add the amount of the increase to (in the case of a discount), or subtracts the amount of the decrease from (in the case of a premium), the investment's cost each day. The Funds use this adjusted cost to value the investment.

FAIR VALUATION AND SIGNIFICANT EVENTS PROCEDURES

The Board has appointed a Valuation Committee comprised of officers of the Fund and of the Adviser to assist in overseeing the calculation of the NAV. The Board has delegated to the Valuation Committee, among other matters, responsibility for determining in good faith the fair value of investments for which market quotations are not readily available.

PRICING SERVICE VALUATIONS. Based on the recommendations of the Valuation Committee, the Board has authorized the Funds to use pricing services that provide daily evaluations of the current market value of certain investments, primarily fixed income securities and OTC derivatives contracts. Different pricing services may provide different evaluations for the same security because of differences in their methods of evaluating market values. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. A pricing service may find it more difficult to apply these and other factors to relatively illiquid or volatile investments, which may result in less frequent or more significant changes in the evaluations of these investments. If a pricing service determines that it does not have sufficient information to use its standard methodology, it may evaluate an investment based on the present value of what investors can reasonably expect to receive from the issuer's operations or liquidation.

Some pricing services provide a single evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Funds normally use bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Funds normally use mid evaluations for other types of fixed income securities and OTC derivative contracts.

FAIR VALUATION PROCEDURES. The Board has established procedures for determining the fair value of investments for which evaluations from pricing services and market quotations are not readily available. The procedures define an investment's "fair value" as the price that the Funds might reasonably expect to receive upon its current sale. The procedures assume that any sale would be made to a willing buyer in the ordinary course of trading. The procedures require consideration of factors that vary based on the type of investment and the information available. Factors that may be considered in determining an investment's fair value include: (1) the last reported price at which the investment was traded, (2) information provided by dealers or investment analysts regarding the investment or the issuer, (3) changes in financial conditions and business prospects disclosed in the issuer's financial statements and other reports, (4) publicly announced transactions (such as tender offers and mergers) involving the issuer, (5) comparisons to other investments or to financial indices that are correlated to the investment, (6) with respect to fixed-income investments, changes in market yields and spreads, (7) with respect to investments that have been suspended from trading, the circumstances leading to the suspension, and (8) other factors that might affect the investment's value. The Valuation Committee may also authorize the use of a financial valuation model to determine the fair value of a specific type of investment.

Using fair value to price investments may result in a value that is different from an investment's most recent closing price and from the prices used by other mutual funds to calculate their NAVs. The fair value of an investment will generally remain unchanged in the absence of new information relating to the investment or its issuer. This may result in less frequent, and larger, changes in fair value prices as compared to prices based on market quotations or evaluations from pricing services.

SIGNIFICANT EVENTS. The Board has adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or the time of an evaluation provided by a pricing service or quotation provided by a dealer, include:

              {circle}With respect to securities traded principally in
                 foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

              {circle}With respect to evaluations of fixed-income
                 securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

              {circle}Political or other developments affecting the
                 economy or markets in which an issuer conducts its operations or its securities are traded; and

              {circle}Announcements concerning matters such as
                 acquisitions, recapitalizations, or litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Valuation Committee uses a pricing service to determine the fair value of securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. The pricing service uses models that correlate changes between the closing and opening price of equity securities traded primarily in non-U.S. markets to changes in prices in U.S. traded securities and derivative contracts. The pricing service seeks to employ the model that provides the most significant correlation based on a periodic review of the results. The model uses the correlation to adjust the reported closing price of a foreign equity security based on information available up to the close of the NYSE.

For other significant events, the Funds may seek to obtain more current quotations or evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the fair value of the investment is determined using the methods discussed above in Fair Valuation Procedures.

The fair valuation of securities following a significant event can serve to reduce arbitrage opportunities for short-term traders to profit at the expense of long-term investors in the Funds. For example, such arbitrage opportunities may exist when the market on which portfolio securities are traded closes before the Fund calculates its NAV, which is typically the case with Asian and European markets. However, there is no assurance that these significant event procedures will prevent dilution of the NAV by short-term traders. See "Account and Share Information-Frequent Trading Policies" for other procedures the Funds employ to deter such short-term trading.










HOW ARE THE FUNDS SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous,

best-efforts basis.


RULE 12B-1 PLAN (CLASS A SHARES AND CLASS K SHARES ONLY)
As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor for activities principally intended to result in the sale of Shares such as advertising and marketing of Shares (including printing and distributing prospectuses and sales literature to prospective shareholders and financial intermediaries) and providing incentives to financial intermediaries to sell Shares. The Plan is also designed to cover the cost of administrative services performed in conjunction with the sale of Shares, including, but not limited to, shareholder services, recordkeeping services and educational services, as well as the costs of implementing and operating the Plan. The Rule 12b-1 Plan allows the Distributor to contract with financial intermediaries to perform activities covered by the Plan. The Rule 12b-1 Plan is expected to benefit the Fund in a number of ways. For example, it is anticipated that the Plan will help the Fund attract and retain assets, thus providing cash for orderly portfolio management and Share redemptions and possibly helping to stabilize or reduce other operating expenses.

In addition, the Plan is integral to the multiple class structure of the Fund, which promotes the sale of Shares by providing a range of options to investors. The Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.


ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES
The Distributor may pay out of its own resources amounts (including items of material value) to certain financial intermediaries. In some cases, such payments may be made by, or funded from the resources of, companies affiliated with the Distributor (including the Adviser). While National Association of Securities Dealers (NASD) regulations limit the sales charges that you may bear, there are no limits with regard to the amounts that the Distributor may pay out of its own resources. In addition to the payments which are generally described herein and in the prospectus, the financial intermediary also may receive payments under the Rule 12b-1 Plan and/or Service Fees. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Funds and/or other Federated funds within the financial intermediary's organization by,

for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary's organization. You can ask your financial intermediary for information about any payments it receives from the Distributor or the Federated funds and any services provided.

The following examples illustrate the types of instances in which the Distributor may make additional payments to financial intermediaries.


SUPPLEMENTAL PAYMENTS
The Distributor may make supplemental payments to certain financial intermediaries that are holders or dealers of record for accounts in one or more of the Federated funds. These payments may be based on such factors as the number or value of Shares the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary.


PROCESSING SUPPORT PAYMENTS
The Distributor may make payments to financial intermediaries that sell Federated fund shares to help offset their costs associated with client account maintenance support, statement processing and transaction processing. The types of payments that the Distributor may make under this category include payment of ticket charges on a per transaction basis; payment of networking fees; and payment for ancillary services such as setting up funds on the financial intermediary's mutual fund trading system.


RETIREMENT PLAN PROGRAM SERVICING PAYMENTS
The Distributor may make payments to certain financial intermediaries who sell Federated fund shares through retirement plan programs. A financial intermediary may perform retirement plan program services itself or may arrange with a third party to perform retirement plan program services. In addition to participant recordkeeping, reporting, or transaction processing, retirement plan program services may include services rendered to a plan in connection with fund/investment selection and monitoring; employee enrollment and education; plan balance rollover or separation, or other similar services.


OTHER BENEFITS TO FINANCIAL INTERMEDIARIES
From time to time, the Distributor, at its expense, may provide additional compensation to financial intermediaries that sell or arrange for the sale of Shares. Such compensation may include financial assistance to financial intermediaries that enable the Distributor to participate in or present at conferences or seminars, sales or training programs for invited employees, client and investor events and other financial intermediary-sponsored events.

The Distributor also may hold or sponsor, at its expense, sales events, conferences and programs for employees or associated persons of financial intermediaries and may pay the travel and lodging expenses of attendees. The Distributor also may provide, at its expense, meals and entertainment in conjunction with meetings with financial intermediaries. Other compensation may be offered to the extent not prohibited by applicable laws, regulations or the rules of any self-regulatory agency, such as the NASD.









UNDERWRITING COMMISSIONS
The following chart reflects the total front-end sales charges paid in connection with the sale of Class A Shares of the Fund and the amount retained by the Distributor for the last three fiscal years ended November 30:

[TO BE FILED BY AMENDMENT]










SUBACCOUNTING SERVICES

Certain financial intermediaries may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Financial intermediaries holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the financial intermediary about the services provided, the fees charged for those services, and any restrictions and limitations imposed.



REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Funds' Board determines that payment should be in kind. In such a case, the Funds will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.



MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.



ACCOUNT AND SHARE INFORMATION







VOTING RIGHTS
Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding Shares of all series entitled to vote.

[TO BE FILED BY AMENDMENT]


FEDERATED TARGET ETF FUND 2015
As of January ___, 2008, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class A Shares

As of January ___, 2008, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class K Shares:

As of January __, 2008, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Institutional Shares:


FEDERATED TARGET ETF FUND 2025
As of January ___, 2008, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class A Shares: State Street Bank and Trust Company, Washington, PA, owned approximately 10,023 Shares (13.27%); EMJAY Corporation, Greenwood Village, CO, owned approximately 18,418 Shares (24.39%); Edward Jones & Co., Maryland Heights, MO, owned approximately 29,174 Shares (38.63%).

As of January ___ 2008, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class K Shares:

As of January ___, 2008, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Institutional Shares:


FEDERATED TARGET ETF FUND 2035
As of January ___ 2008, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class A Shares:

 As of January ____, 2008, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class K Shares:



As of January __, 2008, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Institutional Shares:

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.








TAX INFORMATION


FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code (Code) applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

The Fund is entitled to a loss carry-forward, which may reduce the taxable income or gain that the Fund would realize, and to which the shareholder would be subject, in the future.


FOREIGN INVESTMENTS
If the Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions from a Fund may be based on estimates of book income for the year. Book income generally consists solely of the income generated by the securities in the portfolio, whereas tax-basis income includes, in addition, gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed-income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

If the Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the Fund may be subject to federal income taxes upon disposition of PFIC investments.

If more than 50% of the value of the Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund will qualify for certain Code provisions that allow its shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.












WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS?


BOARD OF TRUSTEES
The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Funds (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2006, the Trust comprised 7 portfolios, and the Federated Fund Complex consisted of 45 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term.

[TO BE FILED BY AMENDMENT]

As of January ___, 2008, the Fund's Board and Officers as a group owned less than 1% of each Class of the Fund's outstanding Shares.


INTERESTED TRUSTEES BACKGROUND AND COMPENSATION

NAME             PRINCIPAL OCCUPATION(S) FOR PAST FIVE YEARS,                                             AGGREGATE            TOTAL
BIRTH DATE       OTHER DIRECTORSHIPS HELD AND PREVIOUS POSITION(S)                                     COMPENSATION     COMPENSATION
ADDRESS                                                                                                  FROM FUND+       FROM TRUST
POSITIONS                                                                                              (PAST FISCAL              AND
HELD WITH                                                                                                     YEAR)        FEDERATED
TRUST                                                                                                                   FUND COMPLEX
DATE SERVICE                                                                                                                   (PAST
BEGAN                                                                                                                       CALENDAR
                                                                                                                               YEAR)
JOHN F.          PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex;                        $               $0
DONAHUE*         Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund
Birth Date:      Complex's Executive Committee.
July 28,
1924             PREVIOUS POSITIONS: Chairman of the Federated Fund Complex; Trustee, Federated
TRUSTEE          Investment Management Company and Chairman and Director, Federated Investment
Began            Counseling.
serving:
November
1993

J.               PRINCIPAL OCCUPATIONS: Principal Executive Officer and President of the Federated                $               $0
CHRISTOPHER      Fund Complex; Director or Trustee of some of the Funds in the Federated Fund
DONAHUE*         Complex; President, Chief Executive Officer and Director, Federated Investors,
Birth Date:      Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee,
April 11,        Federated Investment Counseling; Chairman and Director, Federated Global
1949             Investment Management Corp.; Chairman, Federated Equity Management Company of
PRESIDENT        Pennsylvania and Passport Research, Ltd. (Investment advisory subsidiary of
AND TRUSTEE      Federated); Trustee, Federated Shareholder Services Company; Director, Federated
Began            Services Company.
serving:
August 2000      PREVIOUS POSITIONS: President, Federated Investment Counseling; President and
                 Chief Executive Officer, Federated Investment Management Company, Federated
                 Global Investment Management Corp. and Passport Research, Ltd.

LAWRENCE D.      PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex;                        $         $180,000
ELLIS, M.D.*     Professor of Medicine, University of Pittsburgh; Medical Director, University of
Birth Date:      Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist,
October 11,      University of Pittsburgh Medical Center.
1932
3471 Fifth       OTHER DIRECTORSHIPS HELD: Member, National Board of Trustees, Leukemia Society of
Avenue           America.
Suite 1111
Pittsburgh,      PREVIOUS POSITIONS: Trustee, University of Pittsburgh; Director, University of
PA               Pittsburgh Medical Center.
TRUSTEE
Began
serving:
November
1993


* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

NAME             PRINCIPAL OCCUPATION(S) FOR PAST FIVE YEARS,                                          AGGREGATE               TOTAL
BIRTH DATE       OTHER DIRECTORSHIPS HELD AND PREVIOUS POSITION(S)                                  COMPENSATION        COMPENSATION
ADDRESS                                                                                               FROM FUND+      FROM TRUST AND
POSITIONS                                                                                           (PAST FISCAL      FEDERATED FUND
HELD WITH                                                                                                  YEAR)             COMPLEX
TRUST                                                                                                                 (PAST CALENDAR
DATE SERVICE                                                                                                                   YEAR)
BEGAN

THOMAS G.        PRINCIPAL OCCUPATION: Director or Trustee of the Federated Fund Complex.                      $            $198,000
BIGLEY
Birth Date:      OTHER DIRECTORSHIPS HELD: Director, Member of Executive Committee, Children's
February 3,      Hospital of Pittsburgh; Director, University of Pittsburgh.
1934
15 Old           PREVIOUS POSITION: Senior Partner, Ernst & Young LLP.
Timber Trail
Pittsburgh,
PA
TRUSTEE
Began
serving:
November
1994

JOHN T.          PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex;                     $            $198,000
CONROY, JR.      Chairman of the Board, Investment Properties Corporation; Partner or Trustee
Birth Date:      in private real estate ventures in Southwest Florida.
June 23,
1937             PREVIOUS POSITIONS: President, Investment Properties Corporation; Senior Vice
Investment       President, John R. Wood
Properties       and Associates, Inc., Realtors; President, Naples
Corporation      Property Management, Inc. and Northgate Village Development Corporation.
3838 North
Tamiami
Trail
Suite 402
Naples, FL
TRUSTEE
Began
serving:
November
1993

NICHOLAS P.      PRINCIPAL OCCUPATION: Director or Trustee of the Federated Fund Complex.                      $            $198,000
CONSTANTAKIS
Birth Date:      OTHER DIRECTORSHIPS HELD: Director and Member of the Audit Committee, Michael
September 3,     Baker Corporation (engineering and energy services worldwide).
1939
175              PREVIOUS POSITION: Partner, Andersen Worldwide SC.
Woodshire
Drive
Pittsburgh,
PA
TRUSTEE
Began
serving:
January 2000

JOHN F.          PRINCIPAL OCCUPATION: Director or Trustee of the Federated Fund Complex;                      $            $180,000
CUNNINGHAM       Director, WinsorTech.
Birth Date:
March 5,         OTHER DIRECTORSHIPS HELD: Chairman, President and Chief Executive Officer,
1943             Cunningham & Co., Inc. (strategic business consulting); Trustee Associate,
353 El           Boston College.
Brillo Way
Palm Beach,      PREVIOUS POSITIONS: Director, Redgate Communications and EMC Corporation
FL               (computer storage systems); Chairman of the Board and Chief Executive Officer,
TRUSTEE          Computer Consoles, Inc.; President and Chief Operating Officer, Wang
Began            Laboratories; Director, First National Bank of Boston; Director, Apollo
serving:         Computer, Inc.
January 1999

PETER E.         PRINCIPAL OCCUPATION: Director or Trustee of the Federated Fund Complex.                      $            $180,000
MADDEN
Birth Date:      OTHER DIRECTORSHIPS HELD: Board of Overseers,
March 16,        Babson College.
1942
One Royal        PREVIOUS POSITIONS: Representative, Commonwealth of Massachusetts General
Palm Way         Court; President, State Street Bank and Trust Company and State Street
100 Royal        Corporation (retired); Director, VISA USA and VISA International; Chairman and
Palm Way         Director, Massachusetts Bankers Association; Director, Depository Trust
Palm Beach,      Corporation; Director, The Boston
FL               Stock Exchange.
TRUSTEE
Began
serving:
November
1993

CHARLES F.       PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex;                     $            $198,000
MANSFIELD,       Management Consultant.
JR.
Birth Date:      PREVIOUS POSITIONS: Chief Executive Officer, PBTC International Bank; Partner,
April 10,        Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of
1945             Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank
80 South         USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant
Road             Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra
Westhampton      University; Executive Vice President DVC Group, Inc. (marketing,
Beach, NY        communications and technology).
TRUSTEE
Began
serving:
January 1999

JOHN E.          PRINCIPAL OCCUPATIONS: Director or Trustee, and Chairman of the Board of                      $            $234,000
MURRAY, JR.,     Directors or Trustees, of the Federated Fund Complex; Chancellor and Law
J.D., S.J.D.     Professor, Duquesne University; Partner, Murray, Hogue & Lannis.
Birth Date:
December 20,     OTHER DIRECTORSHIPS HELD: Director, Michael Baker
1932             Corp. (engineering, construction, operations and
Chancellor,      technical services).
Duquesne
University       PREVIOUS POSITIONS: President, Duquesne University; Dean and Professor of Law,
Pittsburgh,      University of Pittsburgh School of Law; Dean and Professor of Law, Villanova
PA               University School of Law.
TRUSTEE
Began
serving:
February
1995

THOMAS M.        PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex;                     $             $45,000
O'NEILL          Managing Director and Partner, Navigator Management Company, L.P. (investment
Birth Date:      and strategic consulting).
June 14,
1951             OTHER DIRECTORSHIPS HELD: Director, Midway Pacific (lumber); Board of
95 Standish      Overseers, Children's Hospital of Boston; Visiting Committee on Athletics,
Street           Harvard College.
P.O. Box
2779             PREVIOUS POSITIONS: Chief Executive Officer and President, Managing Director
Duxbury, MA      and Chief Investment Officer, Fleet Investment Advisors; President and Chief
TRUSTEE          Executive Officer, Aeltus Investment Management, Inc.; General Partner,
Began            Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The
serving:         Putnam Companies, Boston, MA; and Credit Analyst and Lending Officer, Fleet
October 2006     Bank.
MARJORIE P.      PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex;                     $            $180,000
SMUTS            Public Relations/Marketing Consultant/Conference Coordinator.
Birth Date:
June 21,         PREVIOUS POSITIONS: National Spokesperson, Aluminum Company of America;
1935             television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.
4905 Bayard
Street
Pittsburgh,
PA
TRUSTEE
Began
serving:
November
1993

JOHN S.          PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex;                     $            $180,000
WALSH            President and Director, Heat Wagon, Inc. (manufacturer of construction
Birth Date:      temporary heaters); President and Director, Manufacturers Products, Inc.
November 28,     (distributor of portable construction heaters); President, Portable Heater
1957             Parts, a division of Manufacturers Products, Inc.
2604 William
Drive            PREVIOUS POSITION: Vice President, Walsh & Kelly, Inc.
Valparaiso,
IN
TRUSTEE
Began
serving:
January 1999

JAMES F.         PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex; Vice                $         $134,415.99
WILL             Chancellor and President, Saint Vincent College.
Birth Date:
October 12,      OTHER DIRECTORSHIPS HELD: Alleghany Corporation.
1938
Saint            PREVIOUS POSITIONS: Chairman, President and Chief Executive Officer, Armco,
Vincent          Inc.; President and Chief Executive Officer, Cyclops Industries; President and
College          Chief Operating Officer, Kaiser Steel Corporation.
Latrobe, PA
TRUSTEE
Began
serving:
April 2006


OFFICERS**

NAME         PRINCIPAL OCCUPATION(S) AND PREVIOUS POSITION(S)
BIRTH DATE
POSITIONS
HELD WITH
TRUST
DATE
SERVICE
BEGAN

JOHN W.      PRINCIPAL OCCUPATIONS: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive
MCGONIGLE    Vice President, Secretary and Director, Federated Investors, Inc.
Birth Date:
October 26,  PREVIOUS POSITIONS: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director,
1938         Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
EXECUTIVE
VICE
PRESIDENT
AND
SECRETARY
Began
serving:
November
1993

RICHARD A.   PRINCIPAL OCCUPATIONS: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President,
NOVAK        Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood
Birth Date:  Services, Inc. and Southpointe Distribution Services, Inc.
December
25, 1963     PREVIOUS POSITIONS: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company;
TREASURER    held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Began
serving:
January
2006

RICHARD B.   PRINCIPAL OCCUPATIONS: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice
FISHER       Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Birth Date:
May 17,      PREVIOUS POSITIONS: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive
1923         Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.
VICE
PRESIDENT
Began
serving:
November
1993

BRIAN P.     PRINCIPAL OCCUPATIONS: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President
BOUDA        and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda
Birth Date:  joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
February
28, 1947
CHIEF
COMPLIANCE
OFFICER
Began
serving:
August 2004

STEPHEN F.   PRINCIPAL OCCUPATIONS: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex;
AUTH         Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated
Birth Date:  Equity Management Company of Pennsylvania.
September
3, 1956      PREVIOUS POSITIONS: Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd.
CHIEF        (Investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division;
INVESTMENT   Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director
OFFICER      and Portfolio Manager, Prudential Investments.
Began
serving:
November
2002

JOHN W.      PRINCIPAL OCCUPATIONS: John W. Harris has been the Fund's Portfolio Manager since inception. He is Vice President of
HARRIS       the Trust. Mr. Harris initially joined Federated in 1987 as an Investment Analyst. He served as an Investment Analyst
Birth Date:  and an Assistant Vice President from 1990 through 1992 and as a Senior Investment Analyst and Vice President through
June 6,      May 1993. After leaving the money management field to travel extensively, he rejoined Federated in 1997 as a Senior
1954         Investment Analyst and became a Portfolio Manager [and an Assistant Vice President of the Fund's Adviser]
VICE         in December 1998. In January 2000, [Mr. Harris became a Vice President of the Fund's Adviser.] Mr. Harris is a
PRESIDENT    Chartered Financial Analyst. He received his M.B.A. from the University
Began        of Pittsburgh.
serving:
November
1999


**Officers do not receive any compensation from the Funds.

In addition, the Funds have appointed an Anti-Money Laundering Compliance
Officer.

COMMITTEES OF THE BOARD

BOARD          COMMITTEE        COMMITTEE FUNCTIONS                                                                        MEETINGS
COMMITTEE      MEMBERS                                                                                                     HELD
                                                                                                                           DURING
                                                                                                                           LAST
                                                                                                                           FISCAL
                                                                                                                           YEAR
Executive      John F.          In between meetings of the full Board, the Executive Committee generally may exercise
               Donahue          all the powers of the full Board in the management and direction of the business and
               John E.          conduct of the affairs of the Trust in such manner as the Executive Committee shall
               Murray, Jr.,     deem to be in the best interests of the Trust. However, the Executive Committee cannot
               J.D., S.J.D.     elect or remove Board members, increase or decrease the number of Trustees, elect or
               John S.          remove any Officer, declare dividends, issue shares or recommend to shareholders any
               Walsh            action requiring shareholder approval.

Audit          Thomas G.        The purposes of the Audit Committee are to oversee the accounting and financial
               Bigley           reporting process of the Funds, the Funds' internal control over financial reporting,
               John T.          and the quality, integrity and independent audit of the Funds' financial statements.
               Conroy, Jr.      The Committee also oversees or assists the Board with the oversight of compliance with
               Nicholas P.      legal requirements relating to those matters, approves the engagement and reviews the
               Constantakis     qualifications, independence and performance of the Funds' independent registered
               Charles F.       public accounting firm, acts as a liaison between the independent registered public
               Mansfield,       accounting firm and the Board and reviews the Fund's internal
               Jr.              audit function.

Nominating     Thomas G.        The Nominating Committee, whose members consist of all Independent Trustees, selects
               Bigley           and nominates persons for election to the Funds' Board when vacancies occur. The
               John T.          Committee will consider candidates recommended by shareholders, Independent Trustees,
               Conroy, Jr.      officers or employees of any of the Fund's agents or service providers and counsel to
               Nicholas P.      the Fund. Any shareholder who desires to have an individual considered for nomination
               Constantakis     by the Committee must submit a recommendation in writing to the Secretary of the Fund,
               John F.          at the Funds' address appearing on the back cover of this Statement of Additional
               Cunningham       Information. The recommendation should include the name and address of both the
               Peter E.         shareholder and the candidate and detailed information concerning the candidate's
               Madden           qualifications and experience. In identifying and evaluating candidates for
               Charles F.       consideration, the Committee shall consider such factors as it deems appropriate.
               Mansfield,       Those factors will ordinarily include: integrity, intelligence, collegiality,
               Jr.              judgment, diversity, skill, business and other experience, qualification as an
               John E.          "Independent Trustee," the existence of material relationships which may create the
               Murray, Jr.      appearance of a lack of independence, financial or accounting knowledge and
               Thomas M.        experience, and dedication
               O'Neill          and willingness to devote the time and attention necessary to fulfill
               Marjorie P.      Board responsibilities.
               Smuts
               John S.
               Walsh
               James F.
               Will


BOARD OWNERSHIP OF SHARES IN THE FUNDS AND IN THE FEDERATED FAMILY OF INVESTMENT COMPANIES AS OF DECEMBER 31, 2006
[TO BE FILED BY AMENDMENT]



 INTERESTED                            DOLLAR RANGE OF                AGGREGATE
 BOARD MEMBER NAME                        SHARES OWNED          DOLLAR RANGE OF
                                          IN THE FUNDS          SHARES OWNED IN
                                                            FEDERATED FAMILY OF
                                                           INVESTMENT COMPANIES
 John F. Donahue                                  None            Over $100,000
 J. Christopher Donahue                           None            Over $100,000
 Lawrence D. Ellis, M.D.                          None            Over $100,000

 INDEPENDENT
 BOARD MEMBER NAME
 Thomas G. Bigley                                 None            Over $100,000
 John T. Conroy, Jr.                              None            Over $100,000
 Nicholas P. Constantakis                         None            Over $100,000
 John F. Cunningham                               None            Over $100,000
 Peter E. Madden                                  None            Over $100,000
 Charles F. Mansfield, Jr.                        None            Over $100,000
 John E. Murray, Jr., J.D., S.J.D.                None            Over $100,000
 Thomas M. O'Neill                                None            Over $100,000
 Marjorie P. Smuts                                None            Over $100,000
 John S. Walsh                                    None            Over $100,000
 James F. Will                                    None                     None








INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.


PORTFOLIO MANAGER INFORMATION







The following information about the Fund['s][s'] Portfolio Manager(s) is provided as of the end of the Fund['s][s'] most recently completed fiscal year. [TO BE FILED BY AMENDMENT]



                                   TOTAL NUMBER OF OTHER
 OTHER ACCOUNTS MANAGED BY             ACCOUNTS MANAGED/
 [INSERT PORTFOLIO MANAGER'S NAME]         TOTAL ASSETS*
 Registered Investment Companies                 #  /  $
 Other Pooled Investment Vehicles                #  /  $
 Other Accounts                                  #  /  $

* None of the Accounts has an advisory fee that is based on the performance of the account.
Dollar value range of shares owned in the Fund:

                                                             NUMBER OF OTHER
                                                           ACCOUNTS MANAGED/
                                   TOTAL NUMBER OF OTHER        TOTAL ASSETS
 OTHER ACCOUNTS MANAGED BY             ACCOUNTS MANAGED/ THAT ARE SUBJECT TO
 [INSERT PORTFOLIO MANAGER'S NAME]          TOTAL ASSETS    PERFORMANCE FEES
 Registered Investment Companies                 #  /  $             #  /  $
 Other Pooled Investment Vehicles                #  /  $             #  /  $
 Other Accounts                                  #  /  $             #  /  $


Dollar value range of shares owned in the Fund:



NARRATIVE DESCRIPTION OF COMPENSATION:  [TO BE FILED BY AMENDMENT]









SERVICES AGREEMENT
Federated Advisory Services Company, an affiliate of the Adviser, provides research, quantitative analysis, equity trading and transaction settlement and certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund.


OTHER RELATED SERVICES
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.


CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING
As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, as well as Shares of the Fund, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.


VOTING PROXIES ON FUND PORTFOLIO SECURITIES
The Board has delegated to the Adviser authority to vote proxies on the securities held in the Fund's portfolio. The Board has also approved the Adviser's policies and procedures for voting the proxies, which are described below.


PROXY VOTING POLICIES
The Adviser's general policy is to cast proxy votes in favor of proposals that the Adviser anticipates will enhance the long-term value of the securities being voted. Generally, this will mean voting for proposals that the Adviser believes will: improve the management of a company; increase the rights or preferences of the voted securities; and/or increase the chance that a premium offer would be made for the company or for the voted securities.

The following examples illustrate how these general policies may apply to proposals submitted by a company's board of directors. However, whether the Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.

On matters of corporate governance, generally the Adviser will vote for proposals to: require independent tabulation of proxies and/or confidential voting by shareholders; reorganize in another jurisdiction (unless it would reduce the rights or preferences of the securities being voted); and repeal a shareholder rights plan (also known as a "poison pill"). The Adviser will generally vote against the adoption of such a plan (unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company).

On matters of capital structure, generally the Adviser will vote: against proposals to authorize or issue shares that are senior in priority or voting rights to the securities being voted; for proposals to grant preemptive rights to the securities being voted; and against proposals to eliminate such preemptive rights.

On matters relating to management compensation, generally the Adviser will vote: for stock incentive plans that align the recipients' interests with the interests of shareholders without creating undue dilution; and against proposals that would permit the amendment or replacement of outstanding stock incentives with new stock incentives having more favorable terms.

On matters relating to corporate transactions, the Adviser will vote proxies relating to proposed mergers, capital reorganizations, and similar transactions in accordance with the general policy, based upon its analysis of the proposed transaction. The Adviser will vote proxies in contested elections of directors in accordance with the general policy, based upon its analysis of the opposing slates and their respective proposed business strategies. Some transactions may also involve proposed changes to the company's corporate governance, capital structure or management compensation. The Adviser will vote on such changes based on its evaluation of the proposed transaction or contested election. In these circumstances, the Adviser may vote in a manner contrary to the general practice for similar proposals made outside the context of such a proposed transaction or change in the board. For example, if the Adviser decides to vote against a proposed transaction, it may vote for anti-takeover measures reasonably designed to prevent the transaction, even though the Adviser typically votes against such measures in other contexts.

The Adviser generally votes against proposals submitted by shareholders without the favorable recommendation of a company's board. The Adviser believes that a company's board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board.

In addition, the Adviser will not vote if it determines that the consequences or costs outweigh the potential benefit of voting. For example, if a foreign market requires shareholders casting proxies to retain the voted shares until the meeting date (thereby rendering the shares "illiquid" for some period of time), the Adviser will not vote proxies for such shares.


PROXY VOTING PROCEDURES
The Adviser has established a Proxy Voting Committee (Proxy Committee), to exercise all voting discretion granted to the Adviser by the Board in accordance with the proxy voting policies. The Adviser has hired Institutional Shareholder Services (ISS) to obtain, vote, and record proxies in accordance with the Proxy Committee's directions. The Proxy Committee directs ISS by means of Proxy Voting Guidelines, and ISS may vote any proxy as directed in the Proxy Voting Guidelines without further direction from the Proxy Committee (and may make any determinations required to implement the Proxy Voting Guidelines). However, if the Proxy Voting Guidelines require case-by-case direction for a proposal, ISS will provide the Proxy Committee with all information that it has obtained regarding the proposal and the Proxy Committee will provide specific direction to ISS. The Adviser's proxy voting procedures generally permit the Proxy Committee to amend the Proxy Voting Guidelines, or override the directions provided in such Guidelines, whenever necessary to comply with the proxy voting policies.


CONFLICTS OF INTEREST
The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of the Fund (and its shareholders) and those of the Adviser or Distributor. This may occur where a significant business relationship exists between the Adviser (or its affiliates) and a company involved with a proxy vote.

A company that is a proponent, opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant business relationship, is referred to as an "Interested Company."

The Adviser has implemented the following procedures in order to avoid concerns that the conflicting interests of the Adviser have influenced proxy votes. Any employee of the Adviser who is contacted by an Interested Company regarding proxies to be voted by the Adviser must refer the Interested Company to a member of the Proxy Committee, and must inform the Interested Company that the Proxy Committee has exclusive authority to determine how the Adviser will vote. Any Proxy Committee member contacted by an Interested Company must report it to the full Proxy Committee and provide a written summary of the communication. Under no circumstances will the Proxy Committee or any member of the Proxy Committee make a commitment to an Interested Company regarding the voting of proxies or disclose to an Interested Company how the Proxy Committee has directed such proxies to be voted. If the Proxy Voting Guidelines already provide specific direction on the proposal in question, the Proxy Committee shall not alter or amend such directions. If the Proxy Voting Guidelines require the Proxy Committee to provide further direction, the Proxy Committee shall do so in accordance with the proxy voting policies, without regard for the interests of the Adviser with respect to the Interested Company. If the Proxy Committee provides any direction as to the voting of proxies relating to a proposal affecting an Interested Company, it must disclose to the Fund's Board information regarding: the significant business relationship; any material communication with the Interested Company; the matter(s) voted on; and how, and why, the Adviser voted as it did.

If the Fund holds shares of another investment company for which the Adviser (or an affiliate) acts as an investment adviser, the Proxy Committee will vote the Fund's proxies in the same proportion as the votes cast by shareholders who are not clients of the Adviser at any shareholders' meeting called by such investment company, unless otherwise directed by the Board.


PROXY VOTING REPORT
A report on "Form N-PX" of how the Fund voted any proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com; select "Products;" select the Fund; then use the link to "Prospectuses and Regulatory Reports" to access the link to Form N-PX. Form N-PX filings are also available at the SEC's website at www.sec.gov.


PORTFOLIO HOLDINGS INFORMATION
Information concerning the Fund's portfolio holdings is available in the "Products" section of Federated's website at FederatedInvestors.com. A complete listing of the Fund's portfolio holdings as of the end of each calendar quarter is posted on the website 30 days (or the next business day) after the end of the quarter and remains posted until replaced by the information for the succeeding quarter. Summary portfolio composition information as of the close of each month (except for recent purchase and sale transaction information, which is updated quarterly) is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include identification of the Fund's top ten issuer exposures and percentage breakdowns of the portfolio by effective maturity range and type of security.

To access this information from the "Products" section of the website, click on "Portfolio Holdings" and select the appropriate link opposite the name of the Fund, or select the name of the Fund from the menus on the "Products" section, and from the Fund's page click on the "Portfolio Holdings" or "Composition" link. A user is required to register on the website the first time the user accesses this information.

You may also access from the "Products" section of the website portfolio information as of the end of the Fund's fiscal quarters. The Fund's annual and semiannual reports, which contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters, may be accessed by selecting the name of the Fund, clicking on "Prospectuses and Regulatory Reports" and selecting the link to the appropriate PDF. Complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters may be accessed by selecting "Portfolio Holdings" from the "Products" section and then selecting the appropriate link opposite the name of the Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.

The disclosure policy of the Funds and the Adviser prohibits the disclosure of portfolio holdings information to any investor or intermediary before the same information is made available to other investors. Employees of the Adviser or its affiliates who have access to nonpublic information concerning the Fund's portfolio holdings are prohibited from trading securities on the basis of this information. Such persons must report all personal securities trades and obtain pre-clearance for all personal securities trades other than mutual fund shares.

Firms that provide administrative, custody, financial, accounting, legal or other services to the Funds may receive nonpublic information about Fund portfolio holdings for purposes relating to their services. The Funds may also provide portfolio holdings information to publications that rate, rank or otherwise categorize investment companies. Traders or portfolio managers may provide "interest" lists to facilitate portfolio trading if the list reflects only that subset of the portfolio for which the trader or portfolio manager is seeking market interest. A list of service providers, publications and other third parties who may receive nonpublic portfolio holdings information appears in the Appendix to this SAI.

The furnishing of nonpublic portfolio holdings information to any third party (other than authorized governmental or regulatory personnel) requires the prior approval of the President of the Adviser and of the Chief Compliance Officer of the Funds. The President of the Adviser and the Chief Compliance Officer will approve the furnishing of nonpublic portfolio holdings information to a third party only if they consider the furnishing of such information to be in the best interests of the Fund and its shareholders. In that regard, and to address possible conflicts between the interests of Fund shareholders and those of the Adviser and its affiliates, the following procedures apply. No consideration may be received by the Fund, the Adviser, any affiliate of the Adviser or any of their employees in connection with the disclosure of portfolio holdings information. Before information is furnished, the third party must sign a written agreement that it will safeguard the confidentiality of the information, will use it only for the purposes for which it is furnished and will not use it in connection with the trading of any security. Persons approved to receive nonpublic portfolio holdings information will receive it as often as necessary for the purpose for which it is provided. Such information may be furnished as frequently as daily and often with no time lag between the date of the information and the date it is furnished. The Board receives and reviews annually a list of the persons who receive nonpublic portfolio holdings information and the purposes for which it is furnished.


BROKERAGE TRANSACTIONS AND INVESTMENT ALLOCATION
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). The Adviser may also direct certain portfolio trades to a broker that, in turn, pays a portion of the Fund's operating expenses. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. Except as noted below, when the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund. Investments for Federated Kaufmann Fund and other accounts managed by that fund's portfolio managers in initial public offerings ("IPO") are made independently from any other accounts, and much of their non-IPO trading may also be conducted independently from other accounts.


RESEARCH SERVICES


Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

[TO BE FILED BY AMENDMENT]


FEDERATED TARGET ETF FUND 2015
For the fiscal year ended, November 30, 2007, the Fund's Adviser directed brokerage transactions to certain brokers due to research services they provided. The total amount of these transactions was $____for which the Fund paid $_____ in brokerage commissions.

[TO BE FILED BY AMENDMENT]




FEDERATED TARGET ETF FUND 2025
For the fiscal year ended, November 30, 2007, the Fund's Adviser directed brokerage transactions to certain brokers due to research services they provided. The total amount of these transactions was $______ for which the Fund paid $_____ in brokerage commissions.

[TO BE FILED BY AMENDMENT]




FEDERATED TARGET ETF FUND 2035
For the fiscal year ended, November 30, 2007, the Fund's Adviser directed brokerage transactions to certain brokers due to research services they provided. The total amount of these transactions was $_______for which the Fund paid $_____ in brokerage commissions.




ADMINISTRATOR
Federated Administrative Services (FAS), a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. FAS provides these at the following annual rates, based on the average aggregate daily net assets of the Fund and most of the other Federated funds:

 MAXIMUM ADMINISTRATIVE FEE     AVERAGE AGGREGATE DAILY
                                NET ASSETS OF THE FEDERATED FUNDS
 0.150 of 1%                    on the first $5 billion
 0.125 of 1%                    on the next $5 billion
 0.100 of 1%                    on the next $10 billion
 0.075 of 1%                    on assets over $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

FAS also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.


CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
State Street Bank and Trust Company, the Fund's registered transfer agent, maintains all necessary shareholder records.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The independent registered public accounting firm for the Fund, KPMG LLP, conducts its audits in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.

The independent registered public accounting firm for the Fund conducts its audits in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.

For the fiscal year ended November 30, 2006, the independent registered public accounting firm for the Fund was Deloitte & Touche LLP. On August 18, 2006, the Fund's Board, upon recommendation of the Audit Committee, and upon completion of the audit for November 30, 2006, appointed KPMG as the Funds' independent registered public accounting firm for the fiscal year ending November 30, 2006. On the same date, the Fund's former auditor, Deloitte & Touche LLP, resigned. See the Funds' Annual Report for further information regarding the change in independent registered public accounting firm.






FEES PAID BY THE FEDERATED TARGET ETF FUND 2015 FOR SERVICES

[TO BE FILED BY AMENDMENT]

FEES PAID BY THE FEDERATED TARGET ETF FUND 2025 FOR SERVICES

[TO BE FILED BY AMENDMENT]

FEES PAID BY THE FEDERATED TARGET ETF FUND 2025 FOR SERVICES

[TO BE FILED BY AMENDMENT]
Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable class of Shares.







HOW DO THE FUNDS MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the SEC's standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.




AVERAGE ANNUAL TOTAL RETURNS AND YIELD
Total returns are given for the Start of Performance periods ended November 30, 2007.

Yield is given for the 30-day period ended November 30, 2007.


FEDERATED TARGET ETF FUND 2015

[TO BE FILED BY AMENDMENT]

FEDERATED TARGET ETF FUND 2025

[TO BE FILED BY AMENDMENT]

FEDERATED TARGET ETF FUND 2035

[TO BE FILED BY AMENDMENT]





 TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

Total returns after taxes are calculated in a similar manner, but reflect additional standard assumptions required by the SEC.

When Shares of a Fund are in existence for less than a year, the Fund may advertise cumulative total return for that specific period of time, rather than annualizing the total return.

YIELD
The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent financial intermediaries charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.



WHO IS FEDERATED INVESTORS, INC.?

Federated and its subsidiaries are dedicated to providing you with world-class investment management. With offices in Pittsburgh, New York City and Frankfurt, Federated is a firm with independent research, product breadth and industry standing.

Federated seeks to achieve superior and sustainable investment performance for a broad array of global clients through a disciplined investment process and an information advantage created by proprietary fundamental research. Federated is distinctive in our disciplined process that integrates proprietary research with trading and portfolio management.


FEDERATED FUNDS OVERVIEW

EQUITIES
As of December 31, 2006, Federated managed 48 equity funds totaling approximately $28.7 billion in assets across growth, value, equity income, international, index and sector allocation styles.


TAXABLE FIXED-INCOME
As of December 31, 2006, Federated managed 35 taxable bond funds including: high-yield, multi-sector, mortgage-backed,

U.S. government, U.S. corporate and international, with assets approximating $15.2 billion.


TAX FREE FIXED-INCOME
As of December 31, 2006, Federated managed 14 municipal bond funds with approximately $2.9 billion in assets and

22 municipal money market funds with approximately $27.6 billion in total assets.


MONEY MARKET FUNDS
As of December 31, 2006, Federated managed $155.2 billion in assets across 51 money market funds, including 17 government, 11 prime, 22 municipal and 1 euro-denominated with assets approximating $63.5 billion, $64.0 billion, $27.6 billion and

$82.9 million.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: Stephen F. Auth, CFA, for Global Equity; Robert J. Ostrowski, CFA, for Taxable Fixed-Income; Mary Jo Ochson, CFA, for Tax Free Fixed-Income; and Deborah A. Cunningham, CFA, for Money Market Funds.



FINANCIAL INFORMATION





The Financial Statements for the Fund for the fiscal year ended November 30, 2007 are incorporated herein by reference to the Annual Report to Shareholders of the Funds dated November 30, 2007.









INVESTMENT RATINGS


STANDARD AND POOR'S LONG-TERM DEBT RATING DEFINITIONS
AAA-HIGHEST CREDIT QUALITY. `AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA-VERY HIGH CREDIT QUALITY. `AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A-HIGH CREDIT QUALITY. `A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB-GOOD CREDIT QUALITY. `BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB-SPECULATIVE. `BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment-grade.

B-HIGHLY SPECULATIVE. `B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C-HIGH DEFAULT RISK. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A `CC' rating indicates that default of some kind appears probable. `C' ratings signal imminent default.

D-IN PAYMENT DEFAULT. The `D' rating category is used when payments on a financial commitment are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The `D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on a financial commitment are jeopardized.


MOODY'S INVESTORS SERVICE LONG-TERM DEBT RATINGS
AAA-Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA-Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A-Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

BAA-Bonds and preferred stock which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA-Bonds and preferred stock which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B-Bonds and preferred stock which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA-Bonds and preferred stock which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA-Bonds and preferred stock which are rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C-Bonds and preferred stock which are rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

NR-Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)-The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody's.

NR(2)-The underlying issuer/obligor/guarantor has other outstanding debt rated AA by S&P or Aa by Moody's.

NR(3)-The underlying issuer/obligor/guarantor has other outstanding debt rated A by S&P or Moody's.


FITCH RATINGS LONG-TERM DEBT RATING DEFINITIONS
AAA-HIGHEST CREDIT QUALITY. `AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA-VERY HIGH CREDIT QUALITY. `AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A-HIGH CREDIT QUALITY. `A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB-GOOD CREDIT QUALITY. `BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB-SPECULATIVE. `BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment-grade.

B-HIGHLY SPECULATIVE. `B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favourable business and economic environment.


MOODY'S INVESTORS SERVICE COMMERCIAL PAPER RATINGS
PRIME-1-Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2-Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


STANDARD AND POOR'S COMMERCIAL PAPER RATINGS
A-1-A short-term obligation rated `A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2-A short-term obligation rated `A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.


FITCH RATINGS COMMERCIAL PAPER RATING DEFINITIONS
F-1-Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the "best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a "+" is added to the assigned rating.

F-2-Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.


A.M. BEST LONG-TERM DEBT RATINGS
An A.M. Best Long-Term Debt Rating (issue credit rating) is an opinion as to the issuer's ability to meet its financial obligations to security holders when due. These ratings are assigned to debt and preferred stock issues.

AAA-EXCEPTIONAL. Assigned to issues where the issuer has, in A.M. Best's opinion, an exceptional ability to meet the terms of the obligation.

AA-VERY STRONG. Assigned to issues where the issuer has, in A.M. Best's opinion, a very strong ability to meet the terms of the obligation.

A-STRONG. Assigned to issues where the issuer has, in A.M. Best's opinion, a strong ability to meet the terms of the obligation.

BBB-ADEQUATE. Assigned to issues where the issuer has, in A.M. Best's opinion, an adequate ability to meet the terms of the obligation; however, is more susceptible to changes in economic or other conditions.

BB-SPECULATIVE. Assigned to issues where the issuer has, in A.M. Best's opinion, speculative credit characteristics, generally due to a moderate margin of principal and interest payment protection and vulnerability to economic changes.

B-VERY SPECULATIVE. Assigned to issues where the issuer has, in A.M. Best's opinion, very speculative credit characteristics, generally due to a modest margin of principal and interest payment protection and extreme vulnerability to economic changes.

CCC, CC, C-EXTREMELY SPECULATIVE. Assigned to issues where the issuer has, in A.M. Best's opinion, extremely speculative credit characteristics, generally due to a minimal margin of principal and interest payment protection and/or limited ability to withstand adverse changes in economic or other conditions.

D-IN DEFAULT. In default on payment of principal, interest or other terms and conditions. The rating also is utilized when a bankruptcy petition, or similar action, has been filed.

Ratings from "aa" to "ccc" may be enhanced with a "+" (plus) or "-" (minus) to indicate whether credit quality is near the top or bottom of a category. A company's Long-Term Credit Rating also may be assigned an Under Review modifier ("u") that generally is event-driven (positive, negative or developing) and indicates that the company's A.M. Best Rating opinion is under review and may be subject to near-term change. Ratings prefixed with an ("i") denote indicative ratings. Ratings may also be assigned a Public Data modifier ("pd") which indicates that a company does not subscribe to A.M. Best's interactive rating process.


A.M. BEST SHORT-TERM DEBT RATINGS
An A.M. Best Short-Term Debt Rating (issue credit rating) is an opinion as to the issuer's ability to meet its obligations having maturities generally less than one year, such as commercial paper.

AMB-1+-STRONGEST. Assigned to issues where the issuer has, in A.M. Best's opinion, the strongest ability to repay short-term debt obligations.

AMB-1-OUTSTANDING. Assigned to issues where the issuer has, in A.M. Best's opinion, an outstanding ability to repay short-term debt obligations.

AMB-2-SATISFACTORY. Assigned to issues where the issuer has, in A.M. Best's opinion, a satisfactory ability to repay short-term debt obligations.

AMB-3-ADEQUATE. Assigned to issues where the issuer has, in A.M. Best's opinion, an adequate ability to repay short-term debt obligations; however, adverse economic conditions will likely lead to a reduced capacity to meet its financial commitments on short-term debt obligations.

AMB-4-SPECULATIVE. Assigned to issues where the issuer has, in A.M. Best's opinion, speculative credit characteristics and is vulnerable to economic or other external changes, which could have a marked impact on the company's ability to meet its commitments on short-term debt obligations.

D-IN DEFAULT. In default on payment of principal, interest or other terms and conditions. The rating also is utilized when a bankruptcy petition, or similar action, has been filed.

A company's Short-Term Credit Rating also may be assigned an Under Review modifier ("u") that generally is event-driven (positive, negative or developing) and indicates that the company's A.M. Best Rating opinion is under review and may be subject to near-term change. Ratings prefixed with an ("i") denote indicative ratings.


A.M. BEST RATING OUTLOOK
A.M. Best Credit Ratings (aaa to c) are assigned a Rating Outlook that indicates the potential direction of a company's rating for an intermediate period, generally defined as the next 12 to 36 months. Public Data Ratings are not assigned an Outlook. Ratings Outlooks are as follows:

POSITIVE-Indicates a company's financial/market trends are favorable, relative to its current rating level, and if continued, the company has a good possibility of having its rating upgraded.

NEGATIVE-Indicates a company is experiencing unfavorable financial/market trends, relative to its current rating level, and if continued, the company has a good possibility of having its rating downgraded.

STABLE-Indicates a company is experiencing stable financial/market trends and that there is a low likelihood that its rating will change in the near term.



ADDRESSES


FEDERATED TARGET ETF FUNDS

Federated Target ETF Fund 2015


Federated Target ETF Fund 2025


Federated Target ETF Fund 2035

Class A Shares

Class K Shares

Institutional Shares

Federated Investors Funds

5800 Corporate Drive

Pittsburgh, PA 15237-7000


DISTRIBUTOR
Federated Securities Corp.

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, PA 15222-3779


INVESTMENT ADVISER
Federated Equity Management Company of Pennsylvania

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, PA 15222-3779


CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
State Street Bank and Trust Company

P.O. Box 8600

Boston, MA 02266-8600


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP

99 High Street

Boston, MA 02110



APPENDIX

The following is a list of persons other than the Adviser and its affiliates that may receive nonpublic portfolio holdings information concerning the Funds:


CUSTODIAN
State Street Bank and Trust Company


SECURITIES LENDING AGENT
Metropolitan West Securities LLC


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP

KPMG


LEGAL COUNSEL
Dickstein Shapiro LLP

ReedSmith LLP


SERVICE PROVIDERS
Bloomberg

Factset

Institutional Shareholder Services, Inc.

Investor Responsibility Research Center

Wilshire Associates, Inc.


INSTITUTIONAL SHAREHOLDER SERVICES, INC.
Investor Responsibility Research Center

Wilshire Associates, Inc.


SECURITY PRICING SERVICES
Reuters

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                                       1










FEDERATED BALANCED ALLOCATION FUND

A PORTFOLIO OF FEDERATED MANAGED ALLOCATION PORTFOLIOS



PROSPECTUS

JANUARY 31, 2008

CLASS A SHARES
CLASS B SHARES
CLASS C SHARES

A mutual fund seeking to provide capital appreciation by investing in a combina-tion of equity and fixed-income mutual funds.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                      CONTENTS
                                      Risk/Return Summary
                                      What are the Fund's Fees and Expenses?
                                      What are the Fund's Investment Strategies?
                                      Information About the Underlying Funds
                                      What are the Principal Securities in Which
                                      Each Underlying Fund Invests?
                                      What are the Specific Risks of Investing in the Fund?
                                      What Do Shares Cost?
                                      Valuation of Portfolio Securities by the Underlying Funds
                                      How is the Fund Sold?
                                      Payments to Financial Intermediaries
                                      How to Purchase Shares
                                      How to Redeem and Exchange Shares
                                      Account and Share Information
                                      Who Manages the Fund?
                                      Legal Proceedings
                                      Financial Information
                                      Appendix A: Hypothetical Investment and
                                      Expense Information

NOT FDIC INSURED  *  MAY LOSE VALUE  *  NO BANK GUARANTEE

RISK/RETURN SUMMARY


WHAT IS THE FUND'S INVESTMENT OBJECTIVE?
The Fund's investment objective is to provide capital appreciation. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?
The Fund pursues its investment objective by investing, under normal market conditions, in a combination of the following Federated mutual funds (referred to herein as collectively as "Underlying Fund(s)" and individually as an "Underlying Fund"):
  Federated InterContinental Fund.
  Federated Capital Appreciation Fund
  Federated Kaufmann Fund
  Federated Intermediate Corporate Bond Fund
The Underlying Funds will, in turn, invest in U.S. and foreign equity or fixed-income securities, depending upon the nature of each Underlying Fund's investment strategy. The Underlying Funds may invest in derivative contracts to implement their investment strategy as more fully discussed herein. The investment strategy of each Underlying Fund is more fully described in the section of this Prospectus entitled "Information about the Underlying Funds."
 The Fund will endeavor to maintain a proportionate allocation (i.e., approximately 25% allocation to each Underlying Fund) among the Underlying Funds (referred to herein as the "Target Allocation Position") except to the extent the Fund maintains a cash position (e.g., in order to meet shareholder redemptions). It is expected that changes in the market value of the Underlying Funds will cause the percentage of the Fund's net assets invested in each Underlying Fund to represent more or less than 25% of the Fund's net assets on any given day. The Fund's adviser (the "Adviser") will manage purchase and redemption requests for Fund shares (and, by extension, the related subsequent purchases of and redemptions from the Underlying Funds) in such a manner that seeks to maintain the Fund's Target Allocation Position to the greatest extent possible. On a quarterly basis, the Fund will reserve the right (but is not required) to rebalance its investments to the Target Allocation Position.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?
All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. Shareholders of the Fund will be exposed to the risks of the Underlying Funds. The types of risks identified by an "X" in the following chart are specific to each Underlying Fund's principal investment strategy. A description of each type of risk is contained in this prospectus under the heading entitled "What are the Specific Risks of Investing in the Fund?".

TYPES OF RISKS                                                           FEDERATED       FEDERATED        FEDERATED     FEDERATED
                                                                         INTERCONTI-     CAPITAL          KAUFMANN      INTERMEDIATE
                                                                         NENTAL          APPRECIATION     FUND          CORPORATE
                                                                         FUND.           FUND                           BOND FUND
Stock Market Risks                                                       X               X                X
Sector Risks                                                                             X                X
Risks Related to Investment for Value
Risks of Investing in ADRs and Domestically Traded Securities of
Foreign Issuers
                                                                         x               X
Liquidity Risks                                                          X               X                X             X
Risks to Related to Company Size                                          X              X                X
Risks Related to Investing for Growth                                                                     X
Risks of Foreign Investing                                                X                               X             X
Currency Risks                                                            X                               X
Leverage Risks                                                            X                               X             X
Interest Rate Risks                                                                                       X             X
Credit Risk                                                               X                               X             X
Call and Prepayment Risks                                                                                               X
Risks Associated With Complex CMOs                                                                                      X
Risks of Investing in Derivative Contracts and Hybrid Instruments
                                                                         X               X                X             X
Emerging Market Risks                                                    X                                X
Custodial Services and Related Investment Costs
                                                                         X                                X
Exchange-Traded Funds Risks                                              X

The Underlying Funds are managed independently of the Fund and incur additional fees and/or expenses, which would therefore be borne indirectly by the Fund in connection with its investments in the Underlying Funds.
 The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

RISK/RETURN BAR CHART AND TABLE

TO BE FILED BY AMENDMENT

WHAT ARE THE FUND'S FEES AND EXPENSES?



TO BE FILED BY AMENDMENT

WHAT ARE THE FUND'S INVESTMENT STRATEGIES?

The Fund pursues its investment objective by investing, under normal market conditions, in a combination of the following Federated mutual funds (referred to herein as collectively as "Underlying Fund(s) and individually as an "Underlying Fund"):
  Federated InterContinental Fund
  Federated Capital Appreciation Fund
  Federated Kaufmann Fund
  Federated Intermediate Corporate Bond Fund
The Underlying Funds will, in turn, invest in U.S. and foreign equity or fixed- income securities, depending upon the nature of each Underlying Fund's investment strategy.
 The Fund will endeavor to maintain a proportionate allocation (i.e., approxi-mately 25% allocation to each Underlying Fund) among the Underlying Funds (referred to herein as the "Target Allocation Position") except to the extent the Fund maintains a cash position (e.g., in order to meet shareholder redemptions). It is expected that changes in the market value of the Underlying Funds will cause the percentage of the Fund's net assets invested in each Underlying Fund to represent more or less than 25% of the Fund's portfolio on any given day. On a daily basis, the Fund's adviser (the "Adviser") will manage purchase and redemption requests for Fund shares (and, by extension, the related subsequent purchases of and redemptions from the Underlying Funds) in such a manner that seeks to maintain the Fund's Target Allocation Position to the greatest extent possible. On a quarterly basis, the Fund will reserve the right (but is not required) to rebalance its investments to the Target Allocation Position with the goal of maintaining the Fund's allocation to the Underlying Funds to within +/-5% of the Target
 Allocation Position. The Fund's quarterly rebalancing may result in capital gains or losses, since it is likely to involve the sale by the Fund of a portion of its ownership interest in one or more of the Underlying Funds.

TEMPORARY DEFENSIVE INVESTMENTS
The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.



INFORMATION ABOUT THE UNDERLYING FUNDS

This section of the Prospectus describes the investment objectives and principal investment strategies of the Underlying Funds. A description of the various types of securities in which the Underlying Funds invest and their risks, immediately follows this section. The Underlying Funds are managed independently of the Fund and incur additional fees and/or expenses, which would therefore be borne indirectly by the Fund in connection with its investments in the Underlying Funds. The Adviser may recommend and invest on behalf of the Fund in additional or different underlying Federated funds without the approval of shareholders.

FEDERATED INTERCONTINENTAL FUND (FICF)
Primarily through investment in foreign companies in developed and emerging markets, FICF attempts to achieve long-term capital appreciation in excess of the returns of broad world markets.
 FICF has a unique approach to investing internationally. In selecting securities, FICF's investment adviser (the "FICF Adviser") focuses first on country selection identifying countries whose stock markets appear attractively valued relative to other countries, have better growth prospects, have attractive macro economic forces working in their favor, and evidence other factors which the FICF Adviser has identified as being correlated with market outperformance. Once a country's stock market has been selected for investment, the FICF Adviser uses bottom up stock picking and optimization models to select a group of stocks which give broad exposure to the targeted market. The models' stock selection criteria includes among other things, growth indicators, valuation indicators, and corporate quality indicators. The FICF Adviser believes that when this country and stock selection is performed such selectivity creates a greater potential for higher returns as compared to spreading investments across many markets.
 The FICF Adviser uses its proprietary country analysis methodology, analyzing each country's aggregate macroeconomic, company fundamental, and market senti-ment measures, to determine which foreign markets are likely to generate the highest returns. The FICF Adviser believes that the foreign markets most worthy of investment have:
{circle}rising earnings expectations
{circle}lower valuation relative to growth
{circle}favorable interest rate environments
{circle}positive technical factors
Countries considered for investment must satisfy the FICF Adviser's criteria for political and economic stability, strength of financial systems, and credit quality. After identifying those countries it believes are worthy of investment, the FICF Adviser uses a global equity optimization process to invest in companies across the industries driving economic growth in the selected countries. This sophisticated process is intended to enable the FICF Adviser to develop a portfolio that captures substantially all of the combined top-ranked countries' stock market movements with only a few companies per selected country. Each company must meet the FICF Adviser's standards for market and industry representation, financial condition, credit rating, and liquidity. A minimum of 50% is invested in developed markets. FICF invests, under normal conditions, primarily in equity securities of foreign-domiciled, publicly traded companies worldwide. Equity securities include common stocks, depositary receipts, warrants, convertible bonds, debentures, and convertible preferred stocks, as well as shares of exchange traded funds.


FICF may use derivative contracts and/or hybrid instruments to implement elements of its investment strategy. For example, FICF may use derivative contracts or hybrid instruments to increase or decrease the portfolio's exposure to the investment(s) underlying the derivative or hybrid. Additionally, by way of example, FICF may use derivative contracts to:

   {circle}Obtain premiums from the sale of derivative contracts;

   {circle}Realize gains from trading a derivative contract; or

   {circle}Hedge against potential losses.

There can be no assurance that FICF's use of derivative contracts or hybrid instruments will work as intended.


PORTFOLIO TURNOVER
FICF actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause FICF to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases FICF's trading costs and may have an adverse impact on FICF's performance.

FEDERATED CAPITAL APPRECIATION FUND (FCAF)
The investment objective of FCAF is to provide capital appreciation.
FCAF pursues its investment objective by investing primarily in common stock (including American Depositary Receipts) of companies with large and medium market capitalizations that offer superior growth prospects or of companies whose stock is undervalued. This includes companies with market capitalizations in excess of $500 million. Market capitalization is determined by multiplying the number of outstanding shares by the current market price per share. FCAF also invests in convertible securities issued by these companies.

FCAF invests primarily in stocks of companies that the FCAF's investment adviser (the "FCAF Adviser") expects to have better future prospects than are reflected in the prices of those stocks. In its stock selection process, FCAF uses fundamental and valuation analysis. The FCAF Adviser evaluates a company's fundamentals and attempts to project long-term future earnings growth rates. In addition, the FCAF Adviser employs valuation analysis as a framework for evaluating how the stock could be valued. The fundamental research is conducted by the FCAF Adviser's staff. Fundamental analysis includes, but is not limited to, examination of a company's product positioning, management quality and sustainability of growth trends. Valuation analysis frequently includes, but is not limited to, examining traditional valuation metrics, such as price-to-earnings, price-to-cashflow and price-to-sales ratios, on both an absolute and relative basis.


FCAF may also seek capital appreciation by buying securities in initial public offerings. FCAF will participate in such offerings without regard to the issuer's market capitalizations. The FCAF Adviser may select initial public offerings based on its fundamental analysis of the issuer.


FCAF may use derivative contracts and/or hybrid instruments to implement elements of its investment strategy. For example, FCAF may use derivative contracts or hybrid instruments to increase or decrease the portfolio's exposure to the investment(s) underlying the derivative or hybrid. Additionally, by way of example, FCAF may use derivative contracts to:

   {circle}Obtain premiums from the sale of derivative contracts;

   {circle}Realize gains from trading a derivative contract; or

   {circle}Hedge against potential losses.


There can be no assurance that FCAF's use of derivative contracts or hybrid instruments will work as intended.


PORTFOLIO TURNOVER

FCAF actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause FCAF to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases FCAF's trading costs and may have an adverse impact on FCAF's performance.

FEDERATED KAUFMANN FUND (FKF)
The investment objective of FKF is to provide capital appreciation.
 In seeking to meet its objective, FKF invests primarily in the stocks of small and medium-sized companies that are traded on national security exchanges, NASDAQ stock market and on the over-the-counter market. Up to 30% of FKF's net assets may be invested in foreign securities. Solely for purposes of complying with this policy an issuer's security will be considered to be a foreign security if the security is denominated in a foreign currency or purchased on a securities exchange outside the United States. Certain securities not included in this definition of foreign securities may still be subject to risks of foreign investing that are described in this prospectus. For example, an issuer that is organized in an offshore jurisdiction but who has its principal place of business and/or whose securities are traded principally on a securities exchange in the United States will not be considered a foreign security for purposes of this policy but may still be subject to risks associated with foreign securities. When investing in foreign securities, FKF's Adviser (as defined below) may emphasize investment in a particular country or group of countries which may subject FKF to the risks of investing in such country or group of countries and/or emerging market risks to a greater extent then if FKF's foreign security exposure was diversified over a greater number of countries. When deciding which securities to buy FKF considers:
   {circle}the growth prospects of existing products and new product development;
   {circle}the economic outlook of the industry;
   {circle}the price of the security and its estimated fundamental value; and {circle}relevant market, economic and political environments.

FKF's investment adviser and sub-adviser (collectively, "the FKF Adviser") use a bottom-up approach to portfolio management. There is an emphasis on individual stock selection rather than trying to time the highs and lows of the market or concentrating in certain industries or sectors. This hands-on approach means that in addition to sophisticated computer analysis, the FKF Adviser may conduct in-depth meetings with management, industry analysts and consultants. Through this interaction with companies, the FKF Adviser seeks to develop a thorough knowledge of the dynamics of the businesses in which FKF invests.


FKF assesses individual companies from the perspective of a long-term investor. It buys stocks of companies that it believes:


   {circle}are profitable and leaders in the industry;


   {circle}have distinct products and services which address substantial markets;


   {circle}can grow annual earnings by at least 20% for the next three to five years; and


   {circle}have superior proven management and solid balance sheets.


Typically, FKF sells an individual security when the company fails to meet expectations, there is a deterioration of underlying fundamentals or the intermediate and long-term prospects become poor.


FKF may loan up to 30% of its total assets in the form of its portfolio securities to unaffiliated broker/dealers, banks or other recognized institutional borrowers to generate additional income. FKF receives cash, U.S. Treasury obligations, and/or other liquid securities as collateral. FKF also may invest up to 15% of its net assets in illiquid securities.


FKF may use derivative contracts and/or hybrid instruments to implement elements of its investment strategy. For example, FKF may use derivative contracts or hybrid instruments to increase or decrease the portfolio's exposure to the investment(s) underlying the derivative or hybrid. Additionally, by way of example, FKF may use derivative contracts to:

   {circle}Increase or decrease the effective duration of the FKF portfolio;

   {circle}Obtain premiums from the sale of derivative contracts;

   {circle}Realize gains from trading a derivative contract; or

   {circle}Hedge against potential losses.

There can be no assurance that FKF's use of derivative contracts or hybrid instruments will work as intended.


FEDERATED INTERMEDIATE CORPORATE BOND FUND (FICBF)
The investment objective of FICBF is to provide current income.

The FICBF investment adviser (the "FICBF Adviser") actively manages FICBF's portfolio seeking current income within FICBF's investment policy parameters for limiting credit risk and Share price volatility attributable to interest rate risk. FICBF limits credit risk by investing exclusively in a diversified portfolio of investment-grade, fixed-income securities, consisting primarily of corporate debt securities, U.S. government mortgage-backed securities, and U.S. Treasury and agency securities. Investment-grade securities are rated in one of the four highest categories BBB or higher) by a nationally recognized statistical rating organization (NRSRO), or if unrated, of comparable quality as determined by the FICBF Adviser.


FICBF's Share price volatility attributable to interest rate risk is managed by maintaining, under normal market conditions, a dollar-weighted average portfolio duration of between three and seven years. Further, the dollar-weighted average portfolio maturity of FICBF will normally be between three and ten years.


Within FICBF's three to seven-year portfolio duration range, the FICBF Adviser may seek to change FICBF's interest rate volatility exposure, by lengthening or shortening duration from time to time based on its interest rate outlook. If the FICBF Adviser expects interest rates to decline, it will generally lengthen FICBF's duration. If the FICBF Adviser expects interest rates to increase, it will generally shorten FICBF's duration. The FICBF Adviser formulates its interest rate outlook and otherwise attempts to anticipate changes in economic and market conditions by analyzing a variety of factors, such as:


   {circle}current and expected U.S. growth;


   {circle}current and expected interest rates and inflation;


   {circle}the Federal Reserve Board's monetary policy; and


   {circle}changes in the supply of or demand for U.S. government securities.


In addition to managing FICBF's portfolio duration, the FICBF Adviser seeks to enhance FICBF's current income by selecting securities, within FICBF's credit-quality range, that the FICBF Adviser expects will offer the best relative value. In other words, in selecting securities, the FICBF Adviser assesses whether FICBF will be adequately compensated for assuming the risks (such as credit risk) of a particular security by comparing the security to other securities without those risks. The FICBF Adviser continually analyzes a variety of economic and market indicators in order to arrive at the projected yield "spread" of each security type. (The spread is the difference between the yield of a security versus the yield of a U.S. Treasury security with a comparable average life.) The security's projected spread is weighed against the security's credit risk (in the case of corporate securities) and its risk of prepayment (in the case of mortgage-backed securities) in order to complete the analysis.


Corporate debt securities generally offer higher yields than U.S. government securities to compensate for credit risk. Similarly, asset and mortgage-backed securities generally offer higher yields versus U.S. Treasury securities and non-mortgage-backed agency securities, to compensate for prepayment risk. The FICBF Adviser invests FICBF's portfolio seeking the higher relative returns of corporate debt securities and asset and mortgage-backed securities, when available, while maintaining appropriate portfolio diversification and attempting to limit the associated credit or prepayment risks.


The FICBF Adviser attempts to manage FICBF's credit risk by selecting corporate debt securities that make default in the payment of principal and interest less likely. The FICBF Adviser uses corporate earnings analysis to determine which business sectors and credit ratings are most advantageous for investment by FICBF. In selecting individual corporate fixed-income securities, the FICBF Adviser analyzes a company's business, competitive position, and financial condition to assess whether the security's credit risk is commensurate with its potential return. Some of the corporate debt securities in which FICBF invests are considered to be "foreign securities," as that term is defined in the prospectus. For example, a corporate debt security will be treated as a "foreign security" if the issuer derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country. The foreign securities in which FICBF invests will be predominately denominated in the U.S. dollar.


The Adviser attempts to manage FICBF's prepayment risk by selecting mortgage-backed securities with characteristics that make prepayment less likely. Characteristics that the FICBF Adviser may consider in selecting securities include the average interest rates of the underlying mortgages and the federal agencies (if any) that securitize the mortgages. The FICBF Adviser attempts to assess the relative returns and risks for mortgage-backed securities by analyzing how the timing, amount and division of cash flows might change in response to changing economic and market conditions.


There is no assurance that the FICBF Adviser's efforts to forecast market interest rates and assess the impact of market interest rates in particular will be successful.


FICBF may use derivative contracts and/or hybrid instruments to implement elements of its investment strategy. For example, FICBF may use derivative contracts or hybrid instruments to increase or decrease the portfolio's exposure to the investment(s) underlying the derivative or hybrid. Additionally, by way of example, FICBF may use derivative contracts to:

   {circle}Increase or decrease the effective duration of the FICBF portfolio;

   {circle}Obtain premiums from the sale of derivative contracts;

   {circle}Realize gains from trading a derivative contract; or

   {circle}Hedge against potential losses.

There can be no assurance that FICBF's use of derivative contracts or hybrid instruments will work as intended.


Because FICBF refers to corporate fixed-income investments in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable FICBF to normally invest less than 80% of its assets in corporate fixed-income investments.


TEMPORARY DEFENSIVE INVESTMENTS
Each Underlying Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause each Underlying Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.







WHAT ARE THE PRINCIPAL SECURITIES IN WHICH EACH UNDERLYING FUND INVESTS?

In pursuing its principal investment strategy, each Underlying Fund may invest in the security types identified by an "X" in the following chart; provided, however, that any such investment by an Underlying Fund must be consistent with that fund's investment objective.
 A description of each security type follows the chart. A reference in these descriptions to an "Underlying Fund" means only such Underlying Funds that have been identified in the chart as being permitted to invest in the particular type of security to which the description applies.

SECURITY TYPES                                                       FEDERATED           FEDERATED        FEDERATED     FEDERATED
                                                                     INTERCONTI-         CAPITAL          KAUFMANN      INTERMEDIATE
                                                                     NENTAL FUND.        APPRECIATION     FUND          CORPORATE
                                                                                         FUND                           BOND FUND
EQUITY SECURITIES                                                    X                   X                X
Common Stocks                                                        X                   X                X
Preferred Stocks                                                     X
Warrants                                                             X
FIXED INCOME SECURITIES                                                                                   X             X
Treasury Securities                                                                                       X             X
Agency Securities                                                                                                       X
Corporate Debt Securities                                            X                                                  X
Asset-Backed Securities                                                                                                 X
Mortgage Backed Securities                                                                                              X
Collateralized Mortgage Obligations (CMOs)
                                                                                                                        X
Sequential CMOs                                                                                                         X
PACs, TACs and Companion Classes                                                                                        X
IOs and Pos                                                                                                             X
Floaters and Inverse Floaters                                                                                           X
Convertible Securities                                               X                   X
FOREIGN SECURITIES                                                   X                                    X             X
Foreign Exchange contracts                                           X
Depositary Receipts                                                  X
American Depositary Receipts and Domestically Traded Securities
of Foreign Issuers
                                                                                         X

DERIVATIVE CONTRACTS                                                 X                   X                X             X
Futures Contracts                                                    X                   X                X             X
Option Contracts                                                     X                   X                X             X
Swap Contracts                                                       X                   X                X             X
ILLIQUID SECURITIES                                                                                       X
SPECIAL TRANSACTIONS
Hybrid Instruments                                                   X                   X                X             X
Asset Segregation                                                    X                                    X             X
Securities Lending                                                   X                                    X             X
INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
                                                                     X                   X


DESCRIPTIONS OF SECURITY TYPES

EQUITY SECURITIES
Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Underlying Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because in most instances, their value is tied more directly to the value of the issuer's business. The following describes the principal types of equity securities in which the Underlying Fund may invest:

COMMON STOCKS
Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.
PREFERRED STOCKS
Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. The Fund may also treat such redeemable preferred stock as a fixed-income security.

WARRANTS
Warrants give the Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.


FIXED-INCOME SECURITIES
Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.
 A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.
 The following describes the types of fixed income securities in which the Underlying Funds may invest:

TREASURY SECURITIES
The Underlying Fund may receive Treasury securities as collateral on portfolio securities loans and may invest in Treasury securities on a short-term basis. Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

AGENCY SECURITIES
Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation,
Farmer's Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export- Import Bank, Overseas Private Investment Corporation and Washington Metropolitan Area Transit Authority Bonds.
 Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association
 and Tennessee Valley Authority in support of such obligations.
 A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation and Resolution Funding Corporation.
 Investors regard agency securities as having low credit risks, but not as low as Treasury securities.

 The Underlying Funds treat mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and pre-payment risks.

CORPORATE DEBT SECURITIES
Corporate debt securities are fixed-income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Underlying Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.
 In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

ASSET-BACKED SECURITIES
Asset-backed securities are payable from pools of obligations other than mortgages. Most asset-backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed-income assets (including other fixed-income securities, such as corporate debt securities) may be used to create an asset-backed security. Asset-backed securities may take the form of notes or pass-through certificates.

MORTGAGE-BACKED SECURITIES
Mortgage-backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.
 Mortgage-backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage-backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments on to the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)
CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage-backed securities. This creates different prepayment and interest rate risks for each CMO class. The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage-backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

SEQUENTIAL CMOS
In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.


PACS, TACS AND COMPANION CLASSES
More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.


IOS AND POS
CMOs may allocate interest payments to one class (Interest Only or IOs) and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful hedge against interest rate risks.


FLOATERS AND INVERSE FLOATERS
Another variant allocates interest payments between two classes of CMOs. One class (Floaters) receives a share of interest payments based upon a market index such as the London Interbank Offered Rate (LIBOR). The other class (Inverse Floaters) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and interest rate risks from the Floater to the Inverse Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the Inverse Floater class.


CONVERTIBLE SECURITIES
Convertible securities are fixed-income securities that the Underlying Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Underlying Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Underlying Fund may hold fixed-income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Underlying Fund could realize an additional $2 per share by converting its fixed-income securities.
 Convertible securities have lower yields than comparable fixed-income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed- income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Underlying Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.
 The Underlying Fund treats convertible securities as both fixed-income and equity securities for purposes of its investment policies and limitations because of their unique characteristics.

FOREIGN SECURITIES
Foreign securities are securities of issuers based outside the United States. The Underlying Fund considers an issuer to be based outside the United States if:
* it is organized under the laws of, or has a principal office located in, another country;
* the principal trading market for its securities is in another country; or
* it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.
Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

FOREIGN EXCHANGE CONTRACTS
In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the Underlying Fund may enter into spot currency trades. In a spot trade, the Underlying Fund agrees to exchange one currency for another at the current exchange rate. The Underlying Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Underlying Fund's exposure to currency risks.


DEPOSITARY RECEIPTS
Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary Receipts (ADRs) are traded outside the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs) and International Depositary Receipts (IDRs), are traded globally or outside the United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.


AMERICAN DEPOSITARY RECEIPTS (ADRS) AND DOMESTICALLY TRADED SECURITIES OF FOREIGN ISSUERS
American Depositary Receipts which are traded in U.S. markets, represent interest in underlying securities issued by a foreign company and not traded in the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The Underlying Fund may also invest directly in securities issued by foreign companies and traded in U.S. dollars in U.S. markets. The Underlying Fund invests in primarily in ADRs and securities of companies with significant operations within the United States.


DERIVATIVE CONTRACTS
Derivative contracts are financial instruments that require payments based upon changes in the values of designated securities, commodities, currencies, indices, or other assets or instruments including other derivative contracts, (each a "Reference Instrument" and collectively, "Reference Instruments"). Each party to a derivative contract is referred to as a counterparty. Some derivative contracts require payments relating to an actual, future trade involving the Reference Instrument. These types of derivatives are frequently referred to as "physically settled" derivatives. Other derivative contracts require payments relating to the income or returns from, or changes in the market value of, a Reference Instrument. These types of derivatives are known as "cash settled" derivatives, since they require cash payments in lieu of delivery of the Reference Instrument.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

The Underlying Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Underlying Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they may be less liquid and more difficult to close out than exchange-traded contracts. In addition, OTC contracts with more specialized terms may be more difficult to value than exchange traded contracts, especially in times of financial stress.

Depending on how the Underlying Fund uses derivative contracts and the relationships between the market value of a derivative contract and the Reference Instrument, derivative contracts may increase or decrease theUnderlying Fund's exposure to the risks of the Reference Instrument, and may also expose the fund to liquidity and leverage risks. OTC contracts also expose the Underlying Fund to credit risks in the event that a counterparty defaults on the contract.

Payment obligations arising in connection with derivative contracts are frequently required to be secured with collateral (in the case of OTC contracts) or margin (in the case of exchange-traded contracts, as previously noted). To the extent necessary to meet such requirements, the Underlying Fund may purchase U.S. Treasury and / or government agency securities.

The Underlying Fund may invest in a derivative contract if it is permitted to own, invest in, or otherwise have economic exposure to the Reference Instrument. The Underlying Fund is not required to own a Reference Instrument in order to buy or sell a derivative contract relating to that Reference Instrument. The Underlying Fund may trade in the following specific types and/or combinations of derivative contracts:


FUTURES CONTRACTS
Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a Reference Instrument at a specified price, date and time. Entering into a contract to buy a Reference Instrument is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell a Reference Instrument is commonly referred to as selling a contract or holding a short position in the Reference Instrument. Futures contracts are considered to be commodity contracts. TheUnderlying Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under that Act. Futures contracts traded OTC are frequently referred to as forward contracts. The Underlying Fund can buy or sell financial futures (such as interest rate futures, index futures and security futures) , as well as, currency futures and currency forward contracts.


OPTION CONTRACTS
Option contracts (also called "options") are rights to buy or sell a Reference Instrument for a specified price (the exercise price) during, or at the end of, a specified period. The seller (or writer) of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. A call option gives the holder (buyer) the right to buy the Reference Instrument from the seller (writer) of the option. A put option gives the holder the right to sell the Reference Instrument to the writer of the option. Options can trade on exchanges or in the OTC market and may be bought or sold on a wide variety of Reference Instruments. Options that are written on futures contracts will be subject to margin requirements similar to those applied to futures contracts.


SWAP CONTRACTS

A swap contract (also known as a "swap") is a type of derivative contract in which two parties agree to pay each other (swap) the returns derived from Reference Instruments. Swaps do not always involve the delivery of the Reference Instruments by either party, and the parties might not own the Reference Instruments underlying the swap. The payments are usually made on a net basis so that, on any given day, the Underlying Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party's payment. Swap agreements are sophisticated instruments that can take many different forms and are known by a variety of names.


Common types of swaps in which the Underlying Funds may invest include interest rate swaps, caps and floors, total return swaps, credit default swaps, currency swaps.


ILLIQUID SECURITIES
Illiquid securities are securities for which there is no readily available market or securities with legal or contractual restrictions. These may include private placements, repurchase agreements that the Fund cannot dispose of within seven days, and securities eligible for resale under Rule 144A of the Securities Act of 1933.

SPECIAL TRANSACTIONS

HYBRID INSTRUMENTS
Hybrid instruments combine elements of two different kinds of securities or financial instruments (such as a derivative contract). Frequently, the value of a hybrid instrument is determined by reference to changes in the value of a Reference Instrument (that is a designated security, commodity, currency, index, or other asset or instrument including a derivative contract). The Underlying Fund may use hybrid instruments only in connection with permissible investment activities. Hybrid instruments can take on many forms including, but not limited to, the following forms. First, a common form of a hybrid instrument combines elements of a derivative contract with those of another security (typically a fixed-income security). In this case all or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of a Reference Instrument. Second, a hybrid instrument may also combine elements of a fixed-income security and an equity security. Third, hybrid instruments may include convertible securities with conversion terms related to a Reference Instrument.

Depending on the type and terms of the hybrid instrument, its risks may reflect a combination of the risks of investing in the Reference Instrument with the risks of investing in other securities, currencies, and derivative contracts. Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional investments or the Reference Instrument. Hybrid instruments are also potentially more volatile than traditional securities or the Reference Instrument. Moreover, depending on the structure of the particular hybrid, it may expose the Fund to leverage risks or carry liquidity risks.


ASSET SEGREGATION
In order to secure its obligations in connection with derivative contracts or special transactions, the Underlying Fund will either own the underlying assets, enter into offsetting transactions or set aside cash or readily marketable securities. This requirement may cause the Underlying Fund to miss favorable trading opportunities, due to a lack of sufficient cash or readily marketable securities. This requirement may also cause the Underlying Fund to realize losses on offsetting or terminated derivative contracts or special transactions.

SECURITIES LENDING
The Underlying Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Underlying Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Underlying Fund the equivalent of any dividends or interest received on the loaned securities.

The Underlying Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Underlying Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Underlying Fund or the borrower. The Underlying Fund will not have the right to vote on securities while they are on loan. However, the Underlying Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Underlying Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon. The Underlying Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to interest rate risks and credit risks.


INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
The Underlying Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of implementing its investment strategies and/or managing its uninvested cash. These other investment companies are managed independently of the Underlying Fund and incur additional fees and/or expenses, which would therefore be borne indirectly by the Underlying fund in connection with any such investment. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the additional fees and/or expenses.

WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?

Shareholders of the Fund will be exposed to the risks of the Underlying Funds. The types of risk identified by an "X" in the following chart are specific to each Underlying Fund's principal investment strategy.
 A description of each type of risk follows the chart. A reference in these descriptions to an "Underlying Fund" means only such Underlying Funds that have been identified in the chart as being exposed to the type of risk to which the description applies.

TYPES OF RISKS                                                           FEDERATED       FEDERATED        FEDERATED     FEDERATED
                                                                         INTERCONTI-     CAPITAL          KAUFMANN      INTERMEDIATE
                                                                         NENTAL FUND     APPRECIATION     FUND          CORPORATE
                                                                                         FUND                           BOND FUND
Stock Market Risks                                                       X               X                X
Sector Risks                                                                             X                X
Risks Related to Investment for Value
Risks of Investing in ADRs and Domestically Traded Securities of
Foreign Issuers
                                                                         X               X
Liquidity Risks                                                          X               X                X             X
Risks to Related to Company Size                                         X               X                X
Risks Related to Investing for Growth                                                                     X
Risks of Foreign Investing                                               X                                X             X
Currency Risks                                                           X                                X
Leverage Risks                                                           X                                X             X
Interest Rate Risks                                                                                       X             X
Credit Risk                                                              X                                X             X
Call and Prepayment Risks                                                                                               X
Risks Associated With Complex CMOs                                                                                      X
Risks of Investing in Derivative Contracts and Hybrid Instruments
                                                                         X               X                X             X
Emerging Market Risks                                                    X                                X
Custodial Services and Related Investment Costs
                                                                         X                                X
Exchange-Traded Funds Risks                                              X

DESCRIPTIONS OF RISKS

STOCK MARKET RISKS
The value of equity securities in the Underlying Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Underlying Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Underlying Fund's Share price may decline.
 The Underlying Fund's Adviser attempts to manage market risk by limiting the amount the Underlying Fund invests in each company's equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.

SECTOR RISKS
Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of the Underlying Fund's portfolio holdings to a particular sector, the Underlying Fund's performance will be more susceptible to any economic, business, or other developments which generally affect the sector.

RISKS RELATING TO INVESTING FOR VALUE
Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

RISKS OF INVESTING IN ADRS AND DOMESTICALLY TRADED SECURITIES OF FOREIGN ISSUERS Because the Underlying Fund may invest in ADRs and other domestically traded securities of foreign companies, the Underlying Fund's Share price may be affected by foreign economic and political conditions, taxation policies, and accounting and auditing standards. Foreign companies may not provide information as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing, and financial reporting standards or regulatory requirements comparable to U.S. companies. These factors may prevent the Underlying Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive, and reliable as the information available concerning companies in the United States.

LIQUIDITY RISKS
Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Underlying Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Underlying Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.
 Liquidity risk also refers to the possibility that the Underlying Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Underlying Fund will be required to continue to hold the security or keep the position open, and the Underlying Fund could incur losses. OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts. This risk may be increased in times of financial stress, if the trading market for OTC derivative contracts becomes restricted.


RISKS RELATED TO COMPANY SIZE
Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.
 Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

RISKS RELATED TO INVESTING FOR GROWTH
Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.


RISKS OF FOREIGN INVESTING
Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.
 Foreign companies may not provide information (including financial statements) as frequently or completely as companies in the United States. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Underlying Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.
 Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Underlying
Fund's investments.

CURRENCY RISKS
Exchange rates for currencies fluctuate daily. Foreign securities are normally denominated and traded in foreign currencies. As a result, the value of the Underlying Fund's foreign investments and the value of the shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar.
 The Adviser attempts to limit currency risk by limiting the amount the Underlying Fund invests in securities denominated in a particular currency. However, diversification will not protect the Underlying Fund against a general increase in the value of the U.S. dollar relative to other currencies.

LEVERAGE RISKS
Leverage risk is created when an investment exposes the Underlying Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Underlying Fund's risk of loss and potential for gain.
 Investments can have these same results if their returns are based on a multiple of a specified index, security, or other benchmark.


INTEREST RATE RISKS
Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of fixed-income securities with longer durations. Duration measures the price sensitivity of a fixed-income security to changes in interest rates.

CREDIT RISKS
Credit risk includes the possibility that a party to a transaction involving the Underlying Fund will fail to meet its obligations. This could cause the Underlying Fund to lose the benefit of the transaction or prevent the Underlying Fund from selling or buying other securities to implement its investment strategy.
 Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Underlying Fund will lose money.
 Many fixed-income securities receive credit ratings from services such as Standard & Poor's and Moody's Investors Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Underlying Fund must rely entirely upon the Adviser's credit assessment.
 Fixed-income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

CALL AND PREPAYMENT RISKS
Call risk is the possibility that an issuer may redeem a fixed-income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.
 If a fixed-income security is called, the Underlying Fund may have to reinvest the proceeds in other fixed-income securities with lower interest rates, higher credit risks or other less favorable characteristics, which may result in a decline in income and the lost opportunity for additional price appreciation on the falling interest rates.
 Prepayment risk is a type of risk that is similar to call risk. Unlike traditional fixed-income securities, which may pay a fixed rate of interest until maturity, when the entire principal amount is due, payments on mortgage-backed securities include both interest and a partial payment of principal. This partial payment of principal may be composed of a scheduled principal payment as well as an unscheduled payment from the voluntary prepayment, refinancing or foreclosure of the underlying loans. These unscheduled payments of principal can adversely affect the price and yield of mortgage-backed securities. For example, during periods of declining interest rates, prepayments can be expected to accelerate, and the Underlying Fund would be required to reinvest the proceeds at the lower interest rates then available. In addition, like other interest-bearing securities, the values of mortgage-backed securities generally fall when interest rates rise. Since rising interest rates generally result in decreased prepayments of mortgage-backed securities, this could cause mortgage securities to have greater average lives than expected and their value may decline more than other fixed-income securities. Conversely, when interest rates fall, their potential for capital appreciation is limited due to the existence of the prepayment feature.
 Generally, mortgage-backed securities compensate for greater prepayment risk by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage-backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the security to decline. Spreads generally increase in response to adverse economic or market conditions.

RISKS ASSOCIATED WITH COMPLEX CMOS
CMOs with complex or highly variable prepayment terms, such as companion classes, generally entail greater market, prepayment and liquidity risks than other mortgage-backed securities. For example, their prices are more volatile and their trading market may be more limited.

RISKS OF INVESTING IN DERIVATIVE CONTRACTS AND HYBRID INSTRUMENTS
The Underlying Fund's use of derivative contracts and hybrid instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. First, changes in the value of the derivative contracts and hybrid instruments in which the Underlying Fund invests may not be correlated with changes in the value of the underlying Reference Instruments or, if they are correlated, may move in the opposite direction than originally anticipated. Second, while some strategies involving derivatives may reduce the risk of loss, they may also reduce potential gains or, in some cases, result in losses by offsetting favorable price movements in portfolio holdings. Third, there is a risk that derivative contracts and hybrid instruments may be erroneously priced or improperly valued and, as a result, the Underlying Fund may need to make increased cash payments to the counterparty. Fourth, derivative contracts and hybrid instruments may cause the Underlying Fund to realize increased ordinary income or short-term capital gains (which are treated as ordinary income for Federal income tax purposes) and, as a result, may increase taxable distributions to shareholders. Fifth, a common provision in OTC derivative contracts permits the counterparty to terminate any such contract between it and the Underlying Fund, if the value of the Underlying Fund's total net assets declines below a specified level over a given time period. Factors that may contribute to such a decline (which usually must be substantial) include significant shareholder redemptions and/or a marked decrease in the market value of the Underlying Fund's investments. Any such termination of the Underlying Fund's OTC derivative contracts may adversely affect the Underlying Fund (for example, by increasing losses and/or costs, and/or preventing the Underlying Fund from fully implementing its investment strategies). Finally, derivative contracts and hybrid instruments may also involve other risks described in this prospectus or in the Fund's SAI, such as stock market, interest rate, credit, currency, liquidity and leverage risks.




EMERGING MARKET RISKS
Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. For example, their prices can be significantly more volatile than prices in developed countries. Emerging market economies may also experience more severe downturns (with corresponding currency devaluations) than developed economies. Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies.

CUSTODIAL SERVICES AND RELATED INVESTMENT COSTS
Custodial services and other costs relating to investment in international securities markets generally are more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of the Underlying Fund to make intended securities purchases due to settlement problems could cause the Underlying Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result in losses to the Underlying Fund due to a subsequent decline in value of the portfolio security. In addition, security settlement and clearance procedures in some emerging market countries may not fully protect the Underlying Fund against loss of its assets.


EXCHANGE-TRADED FUNDS RISKS
An investment in an exchange-traded fund (ETF) generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded) that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate up or down, and the Underlying Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs may be subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF's shares may trade above or below their net asset value; (ii) an active trading market for an ETF's shares may not develop or be maintained; or (iii) trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally.










WHAT DO SHARES COST?


When the Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next calculated net asset value of a Share (NAV) plus any applicable front-end sales charge (public offering price). A Share's NAV is determined as of the end of regular trading on the New York Stock Exchange (NYSE) (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund calculates the NAV of each class by valuing the assets allocated to the Share's class, subtracting the liabilities allocated to the class and dividing the balance by the number of Shares of the class outstanding. The Fund's current NAV and public offering price may be found at FederatedInvestors.com and in the mutual funds section of certain newspapers under "Federated."
You can purchase, redeem or exchange Shares any day the NYSE is open. The Fund's net asset value (NAV) per Share fluctuates and is based upon the reported net asset values of the Underlying Funds. Information regarding the valuation of portfolio securities by the Underlying Funds can be found at the end of this section of this Prospectus. The prospectuses for the Underlying Funds explain the circumstances under which the Underlying Funds will use fair value pricing and the effects of using fair value pricing.


The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that financial intermediaries may charge you fees for their services in connection with your Share transactions.

                                           MAXIMUM SALES CHARGES
                    MINIMUM
                    INITIAL/SUBSEQUENT                       CONTINGENT
                    INVESTMENT             FRONT-END         DEFERRED
 SHARES OFFERED     AMOUNTS1               SALES CHARGE2     SALES CHARGE3
 Class A            $1,500/$100            5.50%             0.00%
 Class B            $1,500/$100            None              5.50%
 Class C            $1,500/$100            None              1.00%
1 The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively. The minimum subsequent investment amount for Systematic Investment Programs (SIP) is $50. Financial intermediaries may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund.
To maximize your return and minimize the sales charges and marketing fees, purchases of Class B Shares are generally limited to $100,000 and purchases of Class C Shares are generally limited to $1,000,000. Purchases in excess of these limits may be made in Class A Shares. If your Shares are held on the books of the Fund in the name of a financial intermediary, you may be subject to rules of your financial intermediary that differ from those of the Fund. See "Purchase Limits on Class B and Class C Shares" below. After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. This conversion is a non-taxable event.
2 Front-End Sales Charge is expressed as a percentage of public offering price. See "Sales Charge When You Purchase."
3 See "Sales Charge When You Redeem."
As shown in the table above, each class of Shares has a different sales charge structure. In addition, the ongoing annual operating expenses ("expense ratios"), as well as the compensation payable to financial intermediaries, also vary among the classes. Before you decide which class to purchase, you should review the different charges and expenses of each class carefully, in light of your personal circumstances, and consult with your financial intermediary.

Among the important factors to consider are the amount you plan to invest and the length of time you expect to hold your investment. You should consider, for example, that it may be possible to reduce the front-end sales charges imposed on purchases of Class A Shares. Among other ways, Class A Shares have a series of "breakpoints," which means that the front-end sales charges decrease (and can be eliminated entirely) as the amount invested increases. (The breakpoint schedule is set out below under "Sales Charge When You Purchase.") On the other hand, Class B Shares do not have front-end sales charges, but the deferred sales charges imposed on redemptions of Class B Shares do not vary at all in relation to the amounts invested. Rather, these charges decrease with the passage of time (ultimately going to zero after seven years). Finally, Class C Shares do not have front-end sales charges, but do impose a contingent deferred sales charge only if redeemed within one year after purchase; however, the asset-based 12b-1 fees charged to Class C Shares are greater than those charged to Class A Shares and comparable to those charged to Class B Shares.

You should also consider that the expense ratio for Class A Shares will be lower than that for Class B or Class C Shares. Thus, the fact that no front-end charges are ever imposed on purchases of Class B Shares and Class C Shares does not always make them preferable to Class A Shares.


SALES CHARGE WHEN YOU PURCHASE
The following table lists the sales charges which will be applied to your Share purchase, subject to the breakpoint discounts indicated in the table and described below.

 CLASS A SHARES
                                       Sales Charge
                                       as a Percentage     Sales Charge
                                       of Public           as a Percentage
 Purchase Amount                       Offering Price      of NAV
 Less than $50,000                     5.50%               5.82%
 $50,000 but less than $100,000        4.50%               4.71%
 $100,000 but less than $250,000       3.75%               3.90%
 $250,000 but less than $500,000       2.50%               2.56%
 $500,000 but less than $1 million     2.00%               2.04%
 $1 million or greater1                0.00%               0.00%
1 A contingent deferred sales charge of 0.75% of the redemption amount applies to Shares redeemed up to 24 months after purchase under certain investment programs where a financial intermediary received an advance payment on the transaction.

REDUCING THE SALES CHARGE WITH BREAKPOINT DISCOUNTS

Your investment may qualify for a reduction or elimination of the sales charge, also known as a breakpoint discount. The breakpoint discounts offered by the Fund are indicated in the table above. You or your financial intermediary must notify the Fund's Transfer Agent of eligibility for any applicable breakpoint discount at the time of purchase.

In order to receive the applicable breakpoint discount, it may be necessary at the time of purchase for you to inform your financial intermediary or the Transfer Agent of the existence of other accounts in which there are holdings eligible to be aggregated to meet a sales charge breakpoint ("Qualifying Accounts"). Qualifying Accounts mean those Share accounts in the Federated funds held directly or through a financial intermediary or a through a single-participant retirement account by you, your spouse, your parents (if you are under age 21) and/or your children under age 21, which can be linked using tax identification numbers (TINs), social security numbers (SSNs) or broker identification numbers (BINs). Accounts held through 401(k) plans and similar multi-participant retirement plans, or through "Section 529" college savings plans or those accounts which cannot be linked using TINs, SSNs or BINs, are not Qualifying Accounts.

In order to verify your eligibility for a breakpoint discount, you will be required to provide to your financial intermediary or the Transfer Agent certain information on your New Account Form and may be required to provide account statements regarding Qualifying Accounts. If you purchase through a financial intermediary, you may be asked to provide additional information and records as required by the financial intermediary. Failure to provide proper notification or verification of eligibility for a breakpoint discount may result in your not receiving a breakpoint discount to which you are otherwise entitled. Breakpoint discounts apply only to your current purchase and do not apply retroactively to previous purchases. The sales charges applicable to the Shares offered in this prospectus, and the breakpoint discounts offered with respect to such Shares, are described in full in this prospectus. Because the prospectus is available on Federated's website free of charge, Federated does not disclose this information separately on the website.


CONTINGENT UPON NOTIFICATION TO THE TRANSFER AGENT, THE SALES CHARGE AT PURCHASE OF CLASS A SHARES ONLY, MAY BE REDUCED OR ELIMINATED BY:

LARGER PURCHASES
 {circle}purchasing Class A Shares in greater quantities to reduce the applicable sales charge;


CONCURRENT AND ACCUMULATED PURCHASES
   {circle}combining concurrent purchases of and/or current investments in Class
      A, Class B, Class C, Class F and Class K Shares of any Federated fund made or held by Qualifying Accounts; the purchase amount used in determining the sales charge on your additional Share purchase will be calculated by multiplying the maximum public offering price times the number of Class A, Class B, Class C, Class F and Class K Shares of any Federated fund currently held in Qualifying Accounts and adding the dollar amount of your current purchase; or


LETTER OF INTENT
   {circle}signing a letter of intent to purchase a qualifying amount of Class A
      Shares within 13 months (call your financial intermediary or the Fund for more information). The Fund's custodian will hold Shares in escrow equal to the maximum applicable sales charge. If you complete the Letter of Intent, the Custodian will release the Shares in escrow to your account. If you do not fulfill the Letter of Intent, the Custodian will redeem the appropriate amount from the Shares held in escrow to pay the sales charges that were not applied to your purchases.


PURCHASE LIMITS ON CLASS B AND CLASS C SHARES

In order to maximize shareholder returns and minimize sales charges and marketing fees, an investor's purchases of Class B Shares are generally limited to $100,000 and an investor's purchases of Class C Shares are generally limited to $1,000,000. In applying the limit, the dollar amount of the current purchase is added to the product obtained by multiplying the maximum public offering price times the number of Class A, Class B, Class C, Class F and Class K Shares of any Federated fund currently held in linked Qualifying Accounts. If the sum of these two amounts would equal or exceed the limit, then the current purchase order will not be processed. Instead, the Distributor will attempt to contact the investor or the investor's financial intermediary to offer the opportunity to convert the order to Class A Shares. If your Shares are held on the books of the Fund in the name of a financial intermediary, you may be subject to rules of your financial intermediary that differ from those of the Fund.


ELIMINATING THE SALES CHARGE

CONTINGENT UPON NOTIFICATION TO THE TRANSFER AGENT, THE SALES CHARGE WILL BE ELIMINATED WHEN YOU PURCHASE SHARES:

      {circle}within 120 days of redeeming Shares of an equal or greater amount;

      {circle}through a financial intermediary that did not receive a dealer reallowance on the purchase;

      {circle}with reinvested dividends or capital gains;

      {circle}as a shareholder that originally became a shareholder of a Federated fund pursuant to the terms of an agreement and plan of reorganization which permits shareholders to acquire Shares at NAV;

      {circle}as a Federated Life Member (Federated shareholders who originally were issued shares through the "Liberty Account," which was an account for the Liberty Family of Funds on February 28, 1987, or who invested through an affinity group prior to August 1, 1987, into the Liberty Account) (Class A Shares only);

      {circle}as a Trustee, employee or former employee of the Fund, the Adviser, the Distributor and their affiliates, an employee of any financial intermediary that sells Shares according to a sales agreement with the Distributor, an immediate family member of these individuals or a trust, pension or profit-sharing plan for these individuals; or

      {circle}pursuant to the exchange privilege.

The sales charge will not be eliminated if you purchase Shares of the Fund through an exchange of shares of Liberty U.S. Government Money Market Trust unless your Liberty shares were acquired through an exchange of shares on which the sales charge had previously been paid.


SALES CHARGE WHEN YOU REDEEM
Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).

TO KEEP THE SALES CHARGE AS LOW AS POSSIBLE, THE FUND REDEEMS YOUR SHARES IN THIS ORDER:

   {circle}Shares that are not subject to a CDSC; and

   {circle}Shares held the longest (to determine the number of years your Shares have been held, include the time you held shares of other Federated funds that have been exchanged for Shares of this Fund).

The CDSC is then calculated using the Share price at the time of purchase or redemption, whichever is lower.

CLASS A SHARES

If you make a purchase of Class A Shares in the amount of $1 million or more and your financial intermediary received an advance commission on the sale, you will pay a 0.75% CDSC on any such shares redeemed within 24 months of the purchase.

CLASS B SHARES:
Shares Held Up To:                                               CDSC
1 Year                                                           5.50%
2 Years                                                          4.75%
3 Years                                                          4.00%
4 Years                                                          3.00%
5 Years                                                          2.00%
6 Years                                                          1.00%
7 Years or More                                                  0.00%
CLASS C SHARES:
You will pay a 1.00% CDSC if you redeem Shares within 12 months of the purchase date.


If your investment qualifies for a reduction or elimination of the CDSC, you or your financial intermediary must notify the Transfer Agent at the time of redemption. If the Transfer Agent is not notified, the CDSC will apply.

CONTINGENT UPON NOTIFICATION TO THE TRANSFER AGENT, YOU WILL NOT BE CHARGED A CDSC WHEN REDEEMING SHARES:

   {circle}following the death of the last surviving shareholder on the account or your post-purchase disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986 (the beneficiary on an account with a Transfer on Death registration is deemed the last surviving shareholder on the account);

   {circle}representing minimum required distributions from an Individual
      Retirement Account or other retirement plan to a shareholder who has attained the age of 70 1/2;

   {circle}purchased within 120 days of a previous redemption of Shares, to the extent that the value of the Shares purchased was equal to or less than the value of the previous redemption;

   {circle}purchased by Trustees, employees of the Fund, the Adviser, the Distributor and their affiliates, by employees of a financial intermediary that sells Shares according to a sales agreement with the Distributor, by the immediate family members of the above persons, and by trusts, pension or profit-sharing plans for the above persons;

   {circle}purchased through a financial intermediary that did not receive an advance commission on the purchase;

   {circle}purchased with reinvested dividends or capital gains;

   {circle}redeemed by the Fund when it closes an account for not meeting the minimum balance requirements; or

   {circle}purchased pursuant to the exchange privilege if the Shares were held for the applicable CDSC holding period (the holding period on the shares purchased in the exchange will include the holding period of the shares sold in the exchange); or

   {circle}which are qualifying redemptions of Class B Shares under a Systematic
      Withdrawal Program .











VALUATION OF PORTFOLIO SECURITIES BY THE UNDERLYING FUNDS

In calculating its NAV, the Underlying Funds generally value investments as follows:
      {circle}Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
      {circle}Fixed-income securities acquired with remaining maturities greater than sixty-days are valued using evaluations provided by a pricing service approved by the Board of Trustees of the Underlying Fund (Board) .
      {circle}Fixed-income securities acquired with remaining maturities of sixty-days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
      {circle}Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
      {circle}OTC derivative contracts are valued using evaluations provided by a pricing service approved by the Board of the Underlying Fund.
If the Underlying Fund cannot obtain a price or evaluation from a pricing service for an investment, the Underlying Fund may attempt to value the investment based upon the mean of bid and asked quotations from one or more dealers. If any price, quotation, evaluation or other pricing source is not readily available when the NAV is calculated, the Underlying Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Underlying Fund could purchase or sell an investment at the price used to calculate the Underlying Fund's NAV.
Shares of other mutual funds are valued based upon their reported NAVs. The prospectuses for these mutual funds explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
FAIR VALUATION AND SIGNIFICANT EVENTS PROCEDURES

The Board of the Underlying Fund has appointed a Valuation Committee comprised of officers of the Underlying Fund and of the Adviser to assist in overseeing the calculation of the NAV. The Board of the Underlying Fund has delegated to the Valuation Committee, among other things, responsibility for determining in good faith the fair value of investments for which market quotations are not readily available. The Board of the Underlying Fund has also authorized the use of pricing services recommended by the Valuation Committee to provide evaluations of the current market value of certain investments for purposes of calculating the NAV. In the event that pricing service evaluations or market quotations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Board of the Underlying Fund. The Statement of Additional Information (SAI) of each Underlying Fund discusses the methods used by pricing services and the Valuation Committee to value investments.


Using fair value to price investments may result in a value that is different from an investment's most recent closing price and from the prices used by other mutual funds to calculate their NAVs. The Valuation Committee generally will not change an investment's fair value in the absence of new information relating to the investment or its issuer. This may result in less frequent, and larger, changes in fair values as compared to prices based on market quotations or evaluations from pricing services.


The Board of the Underlying Fund also has adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of an evaluation provided by a pricing service or quotation provided by a dealer, include:

      {circle}With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
      {circle}With respect to evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
      {circle}Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
      {circle}Announcements concerning matters such as acquisitions, recapitalizations, or litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Valuation Committee uses a pricing service to determine the fair value of securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Underlying Fund may seek to obtain more current quotations or evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment using another method approved by the Board.


The fair valuation of securities following a significant event can serve to reduce arbitrage opportunities for short-term traders to profit at the expense of long-term investors in the Underlying Fund. For example, such arbitrage opportunities may exist when the market on which portfolio securities are traded closes before the Underlying Fund calculates its NAV, which is typically the case with Asian and European markets. However, there is no assurance that these significant event procedures will prevent dilution of the NAV by short-term traders. See "Account and Share Information-Frequent Trading Policies" in each Underlying Fund's Prospectus for other procedures the Underlying Fund employs to deter such short-term trading.







HOW IS THE FUND SOLD?

The Fund offers three Share classes: Class A Shares, Class B Shares and Class C Shares, each representing interests in a single portfolio of securities.

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to individuals or financial institutions, directly or through financial intermediaries. Under the Distributor's Contract with the Fund, the Distributor offers Shares on a continuous, best-efforts basis. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).



PAYMENTS TO FINANCIAL INTERMEDIARIES

The Fund and its affiliated service providers may pay fees as described below to financial intermediaries (such as broker-dealers, banks, investment advisers or third-party administrators) whose customers are shareholders of the Fund.


FRONT-END SALES CHARGE REALLOWANCES
The Distributor receives a front-end sales charge on certain Share sales. The Distributor pays a portion of this charge to financial intermediaries that are eligible to receive it (the "Dealer Reallowance") and retains any remaining portion of the front-end sales charge.

When a financial intermediary's customer purchases Shares, the financial intermediary may receive a Dealer Reallowance as follows:


CLASS A SHARES
                                   DEALER REALLOWANCE
                                   AS A PERCENTAGE OF
 PURCHASE AMOUNT                   PUBLIC OFFERING PRICE
 Less than $50,000                 5.00%
 $50,000 but less than $100,000    4.00%
 $100,000 but less than $250,000   3.25%
 $250,000 but less than $500,000   2.25%
 $500,000 but less than $1 million 1.80%
 $1 million or greater             0.00%

ADVANCE COMMISSIONS
When a financial intermediary's customer purchases Shares, the financial intermediary may receive an advance commission as follows:


CLASS A SHARES (FOR PURCHASES OVER $1 MILLION)
                               ADVANCE COMMISSION
                               AS A PERCENTAGE OF
 PURCHASE AMOUNT               PUBLIC OFFERING PRICE
 First $1 million - $5 million 0.75%
 Next $5 million - $20 million 0.50%
 Over $20 million              0.25%
Advance commissions are calculated on a year by year basis based on amounts invested during that year. Accordingly, with respect to additional purchase amounts, the advance commission breakpoint resets annually to the first breakpoint on the anniversary of the first purchase.

Class A Share purchases under this program may be made by Letter of Intent or by combining concurrent purchases. The above advance commission will be paid only on those purchases that were not previously subject to a front-end sales charge or dealer advance commission. Certain retirement accounts may not be eligible for this program.

                      ADVANCE COMMISSION
                      AS A PERCENTAGE OF
 CLASS B SHARES       PUBLIC OFFERING PRICE
 All Purchase Amounts Up to 5.00%
                               ADVANCE COMMISSION
                               AS A PERCENTAGE OF
 CLASS C SHARES                PUBLIC OFFERING PRICE
 All Purchase Amounts          1.00%

RULE 12B-1 FEES
The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees of up to 0.75% of average net assets to the Distributor for the sale, distribution, administration and customer servicing of the Fund's Class A, Class B and Class C Shares. When the Distributor receives Rule 12b-1 Fees, it may pay some or all of them to financial intermediaries whose customers purchase Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.


SERVICE FEES

The Fund may pay Service Fees of up to 0.25% of average net assets to financial intermediaries or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated, for providing services to shareholders and maintaining shareholder
accounts.   Intermediaries that receive Service Fees may include a company affiliated with management of Federated. If a financial intermediary receives Service Fees on an account, it is not eligible to also receive Account Administration Fees on that same account.

ACCOUNT ADMINISTRATION FEES
The Fund may pay Account Administration Fees of up to 0.25% of average net assets to banks that are not registered as broker-dealers or investment advisers for providing administrative services to the Funds and shareholders. If a financial intermediary receives Account Administration Fees on an account, it is not eligible to also receive Service Fees or Recordkeeping Fees on that same account.


RECORDKEEPING FEES
The Fund may pay Recordkeeping Fees on an average net assets basis or on a per account per year basis to financial intermediaries for providing recordkeeping services to the Funds and shareholders. If a financial intermediary receives Recordkeeping Fees on an account, it is not eligible to also receive Account Administration Fees or Networking Fees on that same account.


NETWORKING FEES
The Fund may reimburse Networking Fees on a per account per year basis to financial intermediaries for providing administrative services to the Funds and shareholders on certain non-omnibus accounts. If a financial intermediary receives Networking Fees on an account, it is not eligible to also receive Recordkeeping Fees on that same account.


ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES
The Distributor may pay out of its own resources amounts (including items of material value) to certain financial intermediaries that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediary or its employees or associated persons to recommend or sell Shares of the Fund to you. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor (including the Adviser). These payments are not reflected in the fees and expenses listed in the fee table section of the Fund's prospectus and described above because they are not paid by the Fund.

These payments are negotiated and may be based on such factors as the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary. These payments may be in addition to payments made by the Fund to the financial intermediary under a Rule 12b-1 Plan and/or Service Fees arrangement. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Fund and/or other Federated funds within the financial intermediary's organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary's organization. You can ask your financial intermediary for information about any payments it receives from the Distributor or the Fund and any services provided.

HOW TO PURCHASE SHARES

You may purchase Shares through a financial intermediary, directly from the Fund or through an exchange from another Federated fund. The Fund reserves the right to reject any request to purchase or exchange Shares.

Where the Fund offers more than one Share class and you do not specify the class choice on your New Account Form or form of payment (e.g., Federal Reserve wire or check), you automatically will receive Class A Shares.


THROUGH A FINANCIAL INTERMEDIARY
{circle}Establish an account with the financial intermediary; and

{circle}Submit your purchase order to the financial intermediary before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the financial intermediary forwards the order to the Fund on the same day and the Fund receives payment within three business days. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Financial intermediaries should send payments according to the instructions in the sections "By Wire" or "By Check."


DIRECTLY FROM THE FUND
{circle}Establish your account with the Fund by submitting a completed New
  Account Form; and

{circle}Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.


BY WIRE
Send your wire to:

   State Street Bank and Trust Company
   Boston, MA
   Dollar Amount of Wire
   ABA Number 011000028
   Attention: EDGEWIRE
   Wire Order Number, Dealer Number or Group Number
   Nominee/Institution Name
   Fund Name and Number and Account Number
You cannot purchase Shares by wire on holidays when wire transfers are restricted.


BY CHECK
Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and send it to:

   The Federated Funds
   P.O. Box 8600
   Boston, MA 02266-8600
If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, send it to:

  The Federated Funds
  30 Dan Road
  Canton, MA 02021
Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject ANY purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to THE FEDERATED FUNDS (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.


BY AUTOMATIC INVESTMENTS
You may establish an account with your financial intermediary to automatically purchase Shares on predetermined dates or when your bank account reaches a certain level. Under this program, participating financial intermediaries are responsible for prompt transmission of orders and may charge you for this service. You should read this prospectus along with your financial intermediary's agreement or materials describing this service.


THROUGH AN EXCHANGE
You may purchase Shares through an exchange from the same share class of another Federated fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.


BY SYSTEMATIC INVESTMENT PROGRAM
Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the SIP section of the New Account Form or by contacting the Fund or your financial intermediary. The minimum investment amount for SIPs is $50.


BY AUTOMATED CLEARING HOUSE (ACH)
Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.


RETIREMENT INVESTMENTS
You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your financial intermediary or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

HOW TO REDEEM AND EXCHANGE SHARES

You should redeem or exchange Shares:

{circle}through a financial intermediary if you purchased Shares through a financial intermediary; or

{circle}directly from the Fund if you purchased Shares directly from the Fund.

Shares of the Fund may be redeemed for cash or exchanged for shares of the same class of other Federated funds on days on which the Fund computes its NAV. Redemption requests may be made by telephone or in writing.


THROUGH A FINANCIAL INTERMEDIARY
Submit your redemption or exchange request to your financial intermediary by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your financial intermediary.


DIRECTLY FROM THE FUND

BY TELEPHONE
You may redeem or exchange Shares by simply calling the Fund at 1-800-341-7400.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.


BY MAIL
You may redeem or exchange Shares by sending a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

  The Federated Funds
  P.O. Box 8600
  Boston, MA 02266-8600
Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:

  The Federated Funds
  30 Dan Road
  Canton, MA 02021
All requests must include:

{circle}Fund Name and Share Class, account number and account registration;

{circle}amount to be redeemed or exchanged;

{circle}signatures of all shareholders exactly as registered; and

{circle}IF EXCHANGING, the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your financial intermediary or the Fund if you need special instructions.


SIGNATURE GUARANTEES
Signatures must be guaranteed by a financial institution which is a participant in a Medallion signature guarantee program if:

{circle}your redemption will be sent to an address other than the address of record;

{circle}your redemption will be sent to an address of record that was changed within the last 30 days;

{circle}a redemption is payable to someone other than the shareholder(s) of record; or

{circle}IF EXCHANGING (TRANSFERRING) into another fund with a different shareholder registration.

A Medallion signature guarantee is designed to protect your account from fraud. Obtain a Medallion signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.


PAYMENT METHODS FOR REDEMPTIONS
Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

{circle}an electronic transfer to your account at a financial institution that is an ACH member; or

{circle}wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.


REDEMPTION IN KIND
Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.


LIMITATIONS ON REDEMPTION PROCEEDS


Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed for up to seven days:

{circle}to allow your purchase to clear (as discussed below);

{circle}during periods of market volatility;

{circle}when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets; or

{circle}during any period when the Federal Reserve wire or applicable Federal
  Reserve banks are closed, other than customary weekend and holiday closings.

If you request a redemption of Shares recently purchased by check (including a cashier's check or certified check), money order, bank draft or ACH, your redemption proceeds may not be made available up to seven calendar days to allow the Fund to collect payment on the instrument used to purchase such Shares. If the purchase instrument does not clear, your purchase order will be cancelled and you will be responsible for any losses incurred by the Fund as a result of your cancelled order.

In addition, the right of redemption may be suspended, or the payment of proceeds may be delayed, during any period:

{circle}when the NYSE is closed, other than customary weekend and holiday closings;

{circle}when trading on the NYSE is restricted, as determined by the SEC; or

{circle}in which an emergency exists, as determined by the SEC, so that disposal of the Fund's investments or determination of its NAV is not reasonably practicable.

You will not accrue interest or dividends on uncashed redemption checks from the Fund if those checks are undeliverable and returned to the Fund.


REDEMPTIONS FROM RETIREMENT ACCOUNTS
In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.


EXCHANGE PRIVILEGE
You may exchange Shares of the Fund into shares of the same class of another Federated fund. To do this, you must:

{circle}ensure that the account registrations are identical;

{circle}meet any minimum initial investment requirements; and

{circle}receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

The Fund may modify or terminate the exchange privilege at any time. In addition, the Fund may terminate your exchange privilege if your exchange activity is found to be excessive under the Fund's frequent trading policies. See "Account and Share Information - Frequent Trading Policies."


SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM
You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your financial intermediary or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

Generally, it is not advisable to continue to purchase Shares subject to a sales charge while redeeming Shares using this program.


SYSTEMATIC WITHDRAWAL PROGRAM (SWP) ON CLASS B SHARES
You will not be charged a CDSC on SWP redemptions if:

{circle}you redeem 12% or less of your account value in a single year;

{circle}you reinvest all dividends and capital gains distributions; and

{circle}your account has at least a $10,000 balance when you establish the SWP.
  (You cannot aggregate multiple Class B Share accounts to meet this minimum balance.)

You will be subject to a CDSC on redemption amounts that exceed the 12% annual limit. In measuring the redemption percentage, your account is valued when you establish the SWP and then annually at calendar year-end. You can redeem monthly, quarterly, or semi-annually.


ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS
The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.


SHARE CERTIFICATES
The Fund does not issue share certificates.



ACCOUNT AND SHARE INFORMATION


CONFIRMATIONS AND ACCOUNT STATEMENTS
You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.


DIVIDENDS AND CAPITAL GAINS
The Fund declares and pays any dividends annually to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments. Dividends may also be reinvested without sales charges in shares of any class of any other Federated fund of which you are already a shareholder.

If you have elected to receive dividends and/or capital gain distributions in cash, and your check is returned by the postal or other delivery service as "undeliverable," or you do not respond to mailings from Federated with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and capital gains reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution checks.

If you purchase Shares just before the record date for a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the record date for a dividend or capital gain. Contact your financial intermediary or the Fund for information concerning when dividends and capital gains will be paid.


ACCOUNTS WITH LOW BALANCES
Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.


TAX INFORMATION
The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable at different rates depending on the source of dividend income. Capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be both dividends and capital gains. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.


FREQUENT TRADING POLICIES
Frequent or short-term trading into and out of the Fund can have adverse consequences for the Fund and shareholders who use the Fund as a long-term investment vehicle. Such trading in significant amounts can disrupt the Fund's investment strategies (e.g., by requiring it to sell investments at inopportune times or maintain excessive short-term or cash positions to support redemptions), increase brokerage and administrative costs and affect the timing and amount of taxable gains distributed by the Fund. Investors engaged in such trading may also seek to profit by anticipating changes in the Fund's NAV in advance of the time as of which NAV is calculated.

The Fund's Board has approved policies and procedures intended to discourage excessive frequent or short-term trading of the Fund's Shares. The Fund's fair valuation procedures are intended in part to discourage short-term trading strategies by reducing the potential for these strategies to succeed. See "What Do Shares Cost?" The Fund also monitors trading in Fund Shares in an effort to identify disruptive trading activity. The Fund monitors trades into and out of the Fund within a period of 30 days or less. The size of Share transactions subject to monitoring varies. However, where it is determined that a shareholder has exceeded the detection amounts twice within a period of twelve months, the shareholder will be precluded from making further purchases or exchanges of Fund Shares. The Fund may also monitor trades into and out of the Fund over periods longer than 30 days, and if potentially disruptive trading activity is detected, the shareholder will be precluded from making further purchases or exchanges of Fund Shares. Whether or not the specific monitoring limits are exceeded, the Fund's management or the Adviser may determine from the amount, frequency or pattern of purchases and redemptions or exchanges that a shareholder is engaged in excessive trading that is or could be detrimental to the Fund and other shareholders and may preclude the shareholder from making further purchases or exchanges of Fund Shares. No matter how the Fund defines its limits on frequent trading of Fund Shares, other purchases and sales of Fund Shares may have adverse effects on the management of the Fund's portfolio and its performance.

The Fund's frequent trading restrictions do not apply to purchases and sales of Fund Shares by other Federated funds. These funds impose the same frequent trading restrictions as the Fund at their shareholder level. In addition, allocation changes of the investing Federated fund are monitored, and the managers of the recipient fund must determine that there is no disruption to their management activity. The intent of this exception is to allow investing fund managers to accommodate cash flows that result from non-abusive trading in the investing fund, without being stopped from such trading because the aggregate of such trades exceeds the monitoring limits. Nonetheless, as with any trading in Fund Shares, purchases and redemptions of Fund Shares by other Federated funds could adversely affect the management of the Fund's portfolio and its performance.

The Fund's objective is that its restrictions on short-term trading should apply to all shareholders that are subject to the restrictions, regardless of the number or type of accounts in which Shares are held. However, the Fund anticipates that limitations on its ability to identify trading activity to specific shareholders, including where shares are held through intermediaries in multiple or omnibus accounts, will mean that these restrictions may not be able to be applied uniformly in all cases.


PORTFOLIO HOLDINGS INFORMATION
Information concerning the Fund's portfolio holdings is available in the "Products" section of Federated's website at FederatedInvestors.com. A complete listing of the Fund's portfolio holdings as of the end of each calendar quarter is posted on the website 30 days (or the next business day) after the end of the quarter and remains posted until replaced by the information for the succeeding quarter. Summary portfolio composition information as of the close of each month (except for recent purchase and sale transaction information, which is updated quarterly) is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include identification of the Fund's top ten holdings, recent purchase and sale transactions and a percentage breakdown of the portfolio by composition.

To access this information from the "Products" section of the website, click on the "Portfolio Holdings" link under "Related Information" and select the appropriate link opposite the name of the Fund, or select the name of the Fund, and from the Fund's page click on the "Portfolio Holdings" or "Composition" link.

You may also access portfolio information as of the end of the Fund's fiscal quarters from the "Products" section of the website. The Fund's annual and semiannual reports, which contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters, may be accessed by selecting the "Prospectuses and Regulatory Reports" link under "Related Information" and selecting the link to the appropriate PDF. Complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters may be accessed by selecting "Portfolio Holdings" from the "Products" section and then selecting the appropriate link opposite the name of the Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.







WHO MANAGES THE FUND?

The Board governs the Fund. The Board selects and oversees the Adviser, Federated Global Investment Management Corp. The Adviser manages the Fund's assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides research, quantitative analysis, equity trading and transaction settlement and certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund. The address of the Adviser is 450 Lexington Avenue, Suite 3700, New York, NY 10017-3943. The address of FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise approximately 148 equity, fixed-income, and money market mutual funds as well as a variety of customized separately managed accounts, which totaled approximately $237 billion in assets as of December 31, 2006. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1,243 employees. Federated provides investment products to nearly 5,500 investment professionals and institutions.


PORTFOLIO MANAGEMENT INFORMATION

PHILIP J. ORLANDO


Philip J. Orlando, Chartered Financial Analyst, has been the Portfolio Manager responsible for the asset allocation of the Fund since August 2007. Mr. Orlando joined Federated in March 2003 as a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser. Currently, Mr. Orlando is the Chief Equity Market Strategist of the Fund's Adviser. From November 1995 to March 2003, Mr. Orlando was the Chief Investment Officer and Senior Equity Portfolio Manager at Value Line Asset Management. Mr. Orlando earned his B.A. in Journalism and M.B.A with a concentration in Economics from New York University.


PORTFOLIO MANAGEMENT INFORMATION FOR THE UNDERLYING FUNDS

FEDERATED INTERCONTINENTAL FUND (FICF)
 . The Fund is the successor to the Rochdale Atlas Portfolio, a series of Rochdale Investment Trust pursuant to a reorganization that was completed on or about August 24, 2007. Prior to that date the Fund had no investment operations. Ms. Kaplan and Mr. Pazzanese have been the Portfolio Managers of the Fund since August 2007 and were the portfolio managers of the Rochdale Atlas Portfolio, a series of Rochdale Investment Trust since February 2004 and
January 2007 respectively.

AUDREY H. KAPLAN
Ms. Kaplan has been the Fund's Portfolio Manager since August 2007. Prior to joining Federated, Ms. Kaplan was employed with Rochdale Investment Management LLC where she served as a Portfolio Manager for several portfolios including the Rochdale Investment Trust Atlas Portfolio and Senior Vice President in Quantitative Research from February 2004 to August 2007. Prior to joining Rochdale, Ms. Kaplan was a Quantitative Analyst Consultant with the Hedge Fund Expansion Strategy of BlueCrest Capital Management from December 2002 to December 2003, Vice President and European Quantitative Strategist with Merrill Lynch International from August 2000 to December 2002, and Project Manager of Global Emerging Markets Research with Robert Fleming & Co., Ltd from
February 1998 to December 1999. Ms. Kaplan has 18 years of experience in quantitative analysis, portfolio strategy, and research. Ms. Kaplan earned her B.S. in computer and systems engineering from Rensselaer Polytechnic Institute and her Masters in Finance from London Business School.

GEOFFREY C. PAZZANESE
Mr. Pazzanese has been the Fund's Portfolio Manager since August 2007. Prior to joining Federated, Mr. Pazzanese was employed with Rochdale Investment Management LLC where he served as a Quantitative Analyst and Senior Quanti-tative Analyst from January 2001 to August 2007. He was promoted to Portfolio Manager of the Rochdale Investment Trust Atlas Portfolio in January 2007. Prior to joining Rochdale, Mr. Pazzanese worked as a Quantitative Research Associate with Merrill Lynch in New York from April 2000 to January 2001 and Area Sales Manager for AXIS SpA from April 1992 to July 1998. Mr. Pazzanese received his B.S. in both Physics and Italian from the University of Wisconsin- Madison and his Master's degree in International Management from Thunderbird School of Global Management.

FEDERATED CAPITAL APPRECIATION FUND (FCAF)

Carol R. Miller is the lead Portfolio Manager responsible for managing the Fund. Dean J. Kartsonas is a Portfolio Manager responsible for managing the Fund.


Carol R. Miller has been the Fund's Portfolio Manager since November 2005. Ms. Miller joined Federated as a Senior Vice President and Senior Portfolio Manager in November 2005. Ms. Miller was an Adjunct Professor of the Portfolio Management Course at Ohio State University from March 2005 until June 2005. From April 2003 until September 2004, Ms. Miller served as Managing Director, Growth Team Leader at Banc One Investment Advisors and from December 1999 until April 2003, she served as Director of Equity Securities at Nationwide Insurance. Ms. Miller is a Chartered Financial Analyst. She earned her B.S. in Finance and Accounting from Ohio State University and her M.B.A. in Finance from Ohio State University.


Dean J. Kartsonas has been the Fund's Portfolio Manager since May 2007. Mr. Kartsonas joined Federated as an Investment Analyst in Federated's high yield department in September 1994. From March 2000 through May 2007 he has served as a Portfolio Manager and a Senior Investment Analyst in Federated's equity department. He became a Vice President in January 2004 and is a Chartered Financial Analyst. He earned his B.S. from Cornell University and his M.B.A. from the University of Pittsburgh.


FEDERATED KAUFMANN FUND (FKF)

LAWRENCE AURIANA
Lawrence Auriana has been FKF's Portfolio Manager since February 1986. He is Vice President of the Trust. Mr. Auriana joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Auriana was President and Treasurer of Edgemont Asset Management Corp., and Chairman of the Board and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Auriana earned a B.S. in Economics from Fordham University and has been engaged in the securities business since 1965.

HANS P. UTSCH
Hans P. Utsch has been FKF's Portfolio Manager since February 1986. He is Vice President of the Trust. Mr. Utsch joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Utsch was Chairman of the Board and Secretary of Edgemont Asset Management Corp., and President and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to FKF). Mr. Utsch graduated from Amherst College and holds an M.B.A. from Columbia University. He has been engaged in the securities business since 1962.

JONATHAN ART
Jonathan Art has been a Portfolio Manager of the Fund since October 2003.
Mr. Art was an investment analyst with Edgemont Asset Management Corp., Adviser to the Kaufmann Fund (predecessor to the Federated Kaufmann Fund) from 1995 to 2001. He has been an investment analyst with the Fund's current Adviser since April 2001. Mr. Art earned a B.E.S. in Mathematical Sciences from The John Hopkins University and an M.S. in Management from the Massachusetts Institute of Technology.

MARK BAUKNIGHT
Mark Bauknight has been a Portfolio Manager of the Fund since October 2003. Mr. Bauknight was an investment analyst with Edgemont Asset Management Corp., Adviser to the Kaufmann Fund (predecessor to the Federated Kaufmann Fund) from 1997 to 2001. He has been an investment analyst with the Fund's current Adviser since April 2001. Mr. Bauknight earned a B.A. in Economics and a B.A. in Political Science from the University of North Carolina at Chapel Hill and an M.B.A. from the University of Oxford.

FEDERATED INTERMEDIATE CORPORATE BOND FUND (FICBF)

JOSEPH M. BALESTRINO
Joseph M. Balestrino has been the Portfolio Manager of FICBF since January 1994. He is Vice President of the Trust. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the FICBF Adviser since 1998. He was a Portfolio Manager and a Vice President of the FICBF Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the FICBF Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

ADVISORY FEES
The Adviser does not receive an annual investment advisory fee.
 A discussion of the Board's review of the Fund's investment advisory contract is available in the Fund's Annual Report dated November 30, 2007.




LEGAL PROCEEDINGS

Since October 2003, Federated and related entities (collectively, "Federated"), and various Federated funds ("Funds"), have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. Specifically, the SEC and NYAG settled proceedings against three Federated subsidiaries involving undisclosed market timing arrangements and late trading. The SEC made findings: that Federated Investment Management Company ("FIMC"), an SEC-registered investment adviser to various Funds, and Federated Securities Corp., an SEC-registered broker-dealer and distributor for the Funds, violated provisions of the Investment Advisers Act and Investment Company Act by approving, but not disclosing, three market timing arrangements, or the associated conflict of interest between FIMC and the funds involved in the arrangements, either to other fund shareholders or to the funds' board; and that Federated Shareholder Services Company, formerly an SEC-registered transfer agent, failed to prevent a customer and a Federated employee from late trading in violation of provisions of the Investment Company Act. The NYAG found that such conduct violated provisions of New York State law. Federated entered into the settlements without admitting or denying the regulators' findings. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay disgorgement and a civil money penalty in the aggregate amount of an additional $72 million and, among other things, agreed that it would not serve as investment adviser to any registered investment company unless (i) at least 75% of the fund's directors are independent of Federated, (ii) the chairman of each such fund is independent of Federated, (iii) no action may be taken by the fund's board or any committee thereof unless approved by a majority of the independent trustees of the fund or committee, respectively, and (iv) the fund appoints a "senior officer" who reports to the independent trustees and is responsible for monitoring compliance by the fund with applicable laws and fiduciary duties and for managing the process by which management fees charged to a fund are approved. The settlements are described in Federated's announcement which, along with previous press releases and related communications on those matters, is available in the "About Us" section of Federated's website at FederatedInvestors.com.

Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees.

The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees, and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.



FINANCIAL INFORMATION


FINANCIAL HIGHLIGHTS
The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information for the fiscal year ended November 30, 2007 has been audited by KPMG LLP, an independent registered public accounting firm, whose report, along with the Fund's audited financial statements, is included in the Annual Report. As discussed in the Annual Report, the information for prior years was audited by Deloitte & Touche LLP, another independent registered public accounting firm.




APPENDIX A: HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

TO BE FILED BY AMENDMENT

A Statement of Additional Information (SAI) dated January 31, 2008, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The SAI contains a description of the Fund's policies and procedures with respect to the disclosure of its portfolio securities. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your financial intermediary or the Fund at 1-800-341-7400.

These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available on Federated's website at FederatedInvestors.com.

You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's website at www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Investment Company Act File No. 811-7129


Cusip314212887


Cusip314212879


Cusip314212861





33969 (1/08)








                                      8










FEDERATED BALANCED ALLOCATION FUND

A PORTFOLIO OF FEDERATED MANAGED ALLOCATION PORTFOLIOS


STATEMENT OF ADDITIONAL INFORMATION

JANUARY 31, 2008


CLASS A SHARES
CLASS B SHARES
CLASS C SHARES
This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Federated Balanced Allocation Fund
(Fund), dated January 31, 2008.

This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectus or the Annual Report without charge by calling 1-800-341-7400.






                                         CONTENTS
[GRAPHIC OMITTED]
                                         How is the Fund Organized?.............
                                         Securities in Which the Fund Invests...
                                         Securities in Which the Underlying
                                         Funds Invest...........................
                                         What Do Shares Cost?...................
                                         Valuation INformation for the
                                         Underlying Funds.......................
                                         How is the Fund Sold?..................
                                         Exchanging Securities for Shares.......
                                         Subaccounting Services.................
                                         Redemption in Kind.....................
                                         Massachusetts Partnership Law..........
                                         Account and Share Information..........
                                         Tax Information........................
                                         Who Manages and Provides Services to
                                         the Fund?..............................
                                         How Does the Fund Measure Performance?.
                                         Who is Federated Investors, Inc.?......
                                         Financial Information..................
                                         Investment Ratings.....................
                                         Addresses..............................
                                         Appendix...............................

[GRAPHIC OMITTED]

[GRAPHIC OMITTED]
Federated Balanced Allocation Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FEDERATEDINVESTORS.COM
or call 1-800-341-7400.
Federated Securities Corp., Distributor

33970 (1/08)

Federated is a registered mark
of Federated Investors, Inc.
2007 {copyright}Federated Investors, Inc.


                                -0-

HOW IS THE FUND ORGANIZED?

The Fund is a diversified portfolio of Federated Managed Allocation Portfolios (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on November 15, 1993. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Trust changed its name from Managed Series Trust to Federated Managed Allocation Portfolios on January 31, 2000.

The Board of Trustees (the "Board") has established three classes of shares of the Fund, known as Class A Shares, Class B Shares and Class C Shares (Shares). This SAI relates to all classes of Shares. The Fund's investment adviser is Federated Equity Management Company of Pennsylvania (Adviser).





SECURITIES IN WHICH THE FUND INVESTS

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective:


SECURITIES DESCRIPTIONS AND TECHNIQUES

HEDGING
Hedging transactions are intended to reduce specific risks. For example, to protect the Fund against circumstances that would normally cause the Fund's portfolio securities to decline in value, the Fund may buy or sell a derivative contract that would normally increase in value under the same circumstances. The Fund may also attempt to hedge by using combinations of different derivative contracts, or derivative contracts and securities. The Fund's ability to hedge may be limited by the costs of the derivative contracts. The Fund may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that (1) hedge only a portion of its portfolio, (2) use derivative contracts that cover a narrow range of circumstances or (3) involve the sale of derivative contracts with different terms. Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to the Fund.







SECURITIES IN WHICH THE UNDERLYING FUNDS INVEST

Each Underlying Fund may invest in the security types identified by an "X" in the following chart; provided, however, that any such investment by an Underlying Fund must be consistent with that fund's investment objective.

A description of each security type follows the chart. A reference in these descriptions to an "Underlying Fund" means only such Underlying Funds that have been identified in the chart as being permitted to invest in the particular type of security to which the description applies:

SECURITIES                                                  FEDERATED         FEDERATED     FEDERATED  FEDERATED
                                                            INTERCONTINENTAL  CAPITAL       KAUFMANN   INTERMEDIATE
                                                            FUND              APPRECIATION  FUND       CORPORATE
                                                                              FUND                     BOND
Equity Securities                                           X                 X             X
Common Stocks                                                                 X             X
Preferred Stocks                                                              X             X
Interests in Other Limited Liability Companies              X                               X
Real Estate Investment Trusts (REITs)                       X                 X             X
Warrants                                                    X                 X             X
Fixed Income Securities                                     X                 X             X          X
Treasury Securities                                         X                 X             X          X
Agency Securities                                           X                 X             X          X
Corporate Debt Securities                                   X                 X             X          X
Commercial Paper                                            X                 X             X          X
Demand Instruments                                                            X                        X
Surplus Notes                                                                                          X
Capital Securities                                                                                     X
Set Up Perpetual Subordinated Securities                                                               X
Zero Coupon Securities                                                        X                        X
Bank Instruments                                                              X             X          X
Municipal Securities                                                                                   X
Mortgage Backed Securities                                                                             X
Collateralized Mortgage Obligations (CMOs)                                                             X
Sequential CMOs                                                                                        X
PACs, TACs and Companion Classes                                                                       X
IOs and POs                                                                                            X
Floaters and Inverse Floaters                                                                          X
Z Classes and Residual Classes                                                                         X
Non-Governmental Mortgage Backed Securities                                                            X
Commercial Mortgage Backed Securities                                                                  X
Asset Backed Securities                                                                                X
Convertible Securities                                      X                 X             X          X
Credit Enhancement                                                                                     X
Foreign Securities                                                            X             X          X
Depositary Receipts                                                           X             X
Foreign Exchange Contracts                                                    X             X          X
Foreign Government Securities                               X                 X                        X
ADRs and Domestically Traded Securities of Foreign issuers                    X
Derivative Contracts                                        X                 X             X          X
Futures Contracts                                           X                 X             X          X
Currency Forward Contracts                                  X                 X             X
Options Contracts                                           X                 X             X          X
Swaps Contracts                                             X                 X             X          X
Interest Rate Swaps                                         X                 X             X          X
Total Return Swaps                                          X                 X             X          X
Credit Default Swaps                                        X                 X             X          X
Currency Swaps                                              X                 X             X          X
Caps and Floors                                             X                 X             X          X
Hedging                                                     X                 X             X          X
Hybrid Instruments                                          X                 X             X          X
Credit Linked Notes                                         X                 X             X          X
Equity Linked Notes                                         X                 X             X
Inter-Fund Borrowing and Lending Arrangements               X                 X             X          X
Repurchase Agreements                                       X                 X             X          X
Reverse Repurchase Agreements                               X                               X          X
Securities Lending                                          X                 X             X          X
Asset Segregation                                           X                 X             X          X
Delayed Delivery Transactions                               X                 X             X          X
To Be Announced Securities (TBAs)                                                                      X
Dollar Rolls                                                                                           X
Investing in Securities of Other Investment Companies       X                 X             X          X
Illiquid Securities                                         X                               X
Borrowing for Leverage                                                                      X
Short Sales                                                 X                               X

SECURITIES DESCRIPTIONS AND TECHNIQUES

EQUITY SECURITIES
Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Underlying Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Underlying Fund may invest:


COMMON STOCKS
Common stocks are the most prevalent type of equity security. Common stockholders receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.


PREFERRED STOCKS
Holders of preferred stock have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred Stocks may also permit the issuer to redeem the stock. The Underlying Fund may treat such redeemable preferred stock as a fixed income security.


INTERESTS IN OTHER LIMITED LIABILITY COMPANIES
Entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States may issue securities comparable to common or preferred stock.


REAL ESTATE INVESTMENT TRUSTS (REITS)
REITs are real estate investment trusts that lease, operate and finance commercial real estate. REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income. Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market.


WARRANTS
Warrants give the Underlying Fund the option to buy the issuer's equity securities at a specified price (the exercise price) by a specified future date (the expiration date). The Underlying Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.


FIXED INCOME SECURITIES
Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Underlying Fund may invest:


TREASURY SECURITIES
Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.


AGENCY SECURITIES
Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer's Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation and Washington Metropolitan Area Transit Authority Bonds.

Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Tennessee Valley Authority in support of such obligations.

A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation and Resolution

Funding Corporation.

Investors regard agency securities as having low credit risks, but not as low as Treasury securities.

The Underlying Funds treat mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency.

Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.


CORPORATE DEBT SECURITIES
Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Underlying Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

COMMERCIAL PAPER
Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

DEMAND INSTRUMENTS
Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Underlying Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

SURPLUS NOTES
Surplus notes are subordinated debt instruments issued by mutual and stock insurance companies. Mutual insurance companies generally issue surplus notes to raise capital. Stock insurance companies primarily issue surplus notes in transactions with affiliates. Surplus notes are treated by insurers as equity capital, or "surplus" for regulatory reporting purposes. Surplus notes typically are subordinated to any other debt.

CAPITAL SECURITIES
Capital securities are subordinated securities, generally with a 30-50 year maturity and a 5-10 year call protection. Dividend payments generally can be deferred by the issuer for up to 5 years. These securities generally are unsecured and subordinated to all senior debt securities of the issuer, therefore, principal and interest payments on capital securities are subject to a greater risk of default than senior debt securities.

STEP UP PERPETUAL SUBORDINATED SECURITIES
Step up perpetual subordinated securities ("step ups") generally are structured as perpetual preferred securities (with no stated maturity) with a 10-year call option. If the issue is not called, however, the coupon increases or "steps up," generally 150 to 250 basis points depending on the issue and its country of jurisdiction. The step up interest rate acts as a punitive rate which would typically compel the issuer to call the security. Thus, these securities generally are priced as 10-year securities.


ZERO COUPON SECURITIES
Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security.

There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. Treasury STRIPs, IOs and POs are the most common forms of stripped zero coupon securities. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind or PIK securities.


BANK INSTRUMENTS
Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include, but are not limited to, bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.


MUNICIPAL SECURITIES
Municipal securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, the Underlying Fund may invest in taxable municipal securities.


MORTGAGE BACKED SECURITIES
Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)
CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class.

The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

SEQUENTIAL CMOS
In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

PACS, TACS AND COMPANION CLASSES
More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.

IOS AND POS
CMOs may allocate interest payments to one class (Interest Only or IOs) and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful hedge against interest rate risks.

FLOATERS AND INVERSE FLOATERS
Another variant allocates interest payments between two classes of CMOs. One class (Floaters) receives a share of interest payments based upon a market index such as LIBOR. The other class (Inverse Floaters) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and interest rate risks from the Floater to the Inverse Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the Inverse Floater class.

Z CLASSES AND RESIDUAL CLASSES
CMOs must allocate all payments received from the underlying mortgages to some class. To capture any unallocated payments, CMOs generally have an accrual (Z) class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off. Once this happens, holders of Z class CMOs receive all payments and prepayments. Similarly, REMICs have residual interests that receive any mortgage payments not allocated to another REMIC class.

NON-GOVERNMENTAL MORTGAGE BACKED SECURITIES
Non-governmental mortgage backed securities (including non-governmental CMOs) are issued by private entities, rather than by U.S. government agencies. The non-governmental mortgage backed securities in which the Underlying Fund invests will be treated as mortgage related asset backed securities. These securities involve credit risks and liquidity risks.

COMMERCIAL MORTGAGE BACKED SECURITIES
Commercial mortgage backed securities ("CMBS") represent interests in mortgage loans on commercial real estate, such as loans for hotels, shopping centers, office buildings and apartment buildings. Generally, the interest and principal payments on these loans are passed on to investors in CMBS according to a schedule of payments. The Underlying Fund may invest in individual CMBS issues or, alternately, may gain exposure to the overall CMBS market by investing in a derivative contract, the performance of which is related to changes in the value of a domestic CMBS index. The risks associated with CMBS reflect the risks of investing in the commercial real estate securing the underlying mortgage loans and are therefore different from the risks of other types of MBS. Additionally, CMBS may expose the Underlying Fund to interest rate, liquidity and credit risks.


ASSET BACKED SECURITIES
Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass-through certificates. Asset backed securities have prepayment risks. Like CMOs, asset backed securities may be structured like Floaters, Inverse Floaters, IOs and POs.


CONVERTIBLE SECURITIES
Convertible securities are fixed income securities that the Underlying Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Underlying Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Underlying Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Underlying Fund could realize an additional $2 per share by converting its fixed income securities.

Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Underlying Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

The Underlying Fund treats convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics.

CREDIT ENHANCEMENT
Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed-income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed-income security based solely upon its credit enhancement.

Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed-income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed-income security.


FOREIGN SECURITIES
Foreign securities are securities of issuers based outside the United States. The Underlying Fund considers an issuer to be based outside the United States if:

it is organized under the laws of, or has a principal office located in, another country;

the principal trading market for its securities is in another country; or

it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.


DEPOSITARY RECEIPTS
Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary Receipts (ADRs) are not traded in the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.


FOREIGN EXCHANGE CONTRACTS
In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the Underlying Fund may enter into spot currency trades. In a spot trade, the Underlying Fund agrees to exchange one currency for another at the current exchange rate. The Underlying Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Underlying Fund's exposure to currency risks.


FOREIGN GOVERNMENT SECURITIES
Foreign government securities generally consist of fixed income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank.

Foreign government securities also include fixed income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.

ADRS AND DOMESTICALLY TRADED SECURITIES OF FOREIGN ISSUERS
American Depositary Receipts, which are traded in United States markets, represent interests in underlying securities issued by a foreign company and not traded in the United States. ADRs provide a way to buy shares of foreign based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The Fund may also invest in securities issued directly by foreign companies and traded in U.S. Dollars in United States markets.


DERIVATIVE CONTRACTS
Derivative contracts are financial instruments that require payments based upon changes in the values of designated securities, commodities, currencies, indices, or other assets or instruments including other derivative contracts, (each a "Reference Instrument" and collectively, "Reference Instruments"). Each party to a derivative contract is referred to as a counterparty. Some derivative contracts require payments relating to an actual, future trade involving the Reference Instrument. These types of derivatives are frequently referred to as "physically settled" derivatives. Other derivative contracts require payments relating to the income or returns from, or changes in the market value of, a Reference Instrument. These types of derivatives are known as "cash settled" derivatives, since they require cash payments in lieu of delivery of the Reference Instrument.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, the Underlying Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Underlying Fund realizes a gain; if it is less, the Underlying Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Underlying Fund from closing out a position. If this happens, the Underlying Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Underlying Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

The Underlying Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Underlying Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they may be less liquid and more difficult to value than exchange-traded contracts. In addition, OTC contracts with more specialized terms may be more difficult to value than exchange traded contracts, especially in times of financial stress.

Depending on how the Underlying Fund uses derivative contracts and the relationships between the market value of a derivative contract and the Reference Instrument, derivative contracts may increase or decrease the Underlying Fund's exposure to the risks of the Reference Instrument, and may also expose the fund to liquidity and leverage risks. OTC contracts also expose the Underlying Fund to credit risks in the event that a counterparty defaults on the contract.

The Underlying Fund may invest in a derivative contract if it is permitted to own, invest in, or otherwise have economic exposure to the Reference Instrument. The Underlying Fund is not required to own a Reference Instrument in order to buy or sell a derivative contract relating to that Reference Instrument. The Underlying Fund may trade in the following types of derivative contracts, including combinations thereof:


FUTURES CONTRACTS
Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a Reference Instrument at a specified price, date and time. Entering into a contract to buy a Reference Instrument is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell a Reference Instrument is commonly referred to as selling a contract or holding a short position in the Reference Instrument. Futures contracts are considered to be commodity contracts. The Underlying Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under that Act. Futures contracts traded OTC are frequently referred to as forward contracts. The Underlying Fund can buy or sell financial futures (such as interest rate futures, index futures and security futures), as well as, currency futures and forward contracts.

INTEREST RATE FUTURES

An interest-rate futures contract is an exchange-traded contract for which the Reference Instrument is an interest-bearing fixed income security or an inter-bank deposit. Two examples of common interest rate futures contracts are U.S. Treasury futures contracts and Eurodollar futures contracts. The Reference Instrument for a U.S. Treasury futures contract is a U.S. Treasury security. The Reference Instrument for a Eurodollar futures contract is the London Interbank Offered Rate (commonly referred to as "LIBOR"); Eurodollar futures contracts enable the purchaser to obtain a fixed rate for the lending of funds over a stated period of time and the seller to obtain a fixed rate for a borrowing of funds over that same period.

INDEX FUTURES

An index futures contract is an exchange-traded contract to make or receive a payment based upon changes in the value of an index. An index is a statistical composite that measures changes in the value of designated Reference Instruments. An index is usually computed by a sum product of a list of the designated Reference Instruments' current prices and a list of weights assigned to these Reference Instruments.

SECURITY FUTURES

A security futures contract is an exchange-traded contract to purchase or sell in the future a specific quantity of a security (other than a Treasury security) or a narrow-based securities index at a certain price. Presently, the only available security futures contracts use shares of a single equity security as the Reference Instrument. However, it is possible that in the future security futures contracts will be developed that use a single fixed-income security as the Reference Instrument.

CURRENCY FUTURES AND CURRENCY FORWARD CONTRACTS

A currency futures contract is an exchange-traded contract to buy or sell a particular currency at a specific price at some time in the future (commonly three months or more). A currency forward contract is an OTC derivative that represents an obligation to purchase or sell a specific currency at a future date, at a price set at the time of the contract and for a period agreed upon by the parties which may be either a window of time or a fixed number of days from the date of the contract. Currency futures and forward contracts are highly volatile, with a relatively small price movement potentially resulting in substantial gains or losses to the Underlying Fund. Additionally, the Underlying Fund may lose money on currency futures and forward contracts if changes in currency rates do not occur as anticipated or if the Underlying Fund's counterparty to the contract were to default.


OPTION CONTRACTS

Option contracts (also called "options") are rights to buy or sell a Reference Instrument for a specified price (the exercise price) during, or at the end of, a specified period. The seller (or writer) of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. Options can trade on exchanges or in the OTC market and may be bought or sold on a wide variety of Reference Instruments. Options that are written on futures contracts will be subject to margin requirements similar to those applied to futures contracts.

The Underlying Fund may buy and/or sell the following types of options:

CALL OPTIONS

A call option gives the holder (buyer) the right to buy the Reference Instrument from the seller (writer) of the option. The Underlying Fund may use call options in the following ways:


   {circle}Buy call options on a Reference Instrument in anticipation of an increase in the value of the Reference Instrument; and


   {circle}Write call options on a Reference Instrument to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the Reference Instrument. If the Underlying Fund writes a call option on a Reference Instrument that it owns and that call option is exercised, the Underlying Fund foregoes any possible profit from an increase in the market price of the Reference Instrument over the exercise price plus the premium received.

PUT OPTIONS

A put option gives the holder the right to sell the Reference Instrument to the writer of the option. The Underlying Fund may use put options in the following ways:


   {circle}Buy put options on a Reference Instrument in anticipation of a decrease in the value of the Reference Instrument; and


   {circle}Write put options on a Reference Instrument to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the Reference Instrument. In writing puts, there is a risk that the Underlying Fund may be required to take delivery of the Reference Instrument when its current market price is lower than the exercise price.


The Underlying Fund may also buy or write options, as needed, to close out existing option positions.


Finally, the Underlying Fund may enter into combinations of options contracts in an attempt to benefit from changes in the prices of those options contracts (without regard to changes in the value of the Reference Instrument).


SWAP CONTRACTS

A swap contract (also known as a "swap") is a type of derivative contract in which two parties agree to pay each other (swap) the returns derived from Reference Instruments. Most swaps do not involve the delivery of the underlying assets by either party, and the parties might not own the Reference Instruments. The payments are usually made on a net basis so that, on any given day, the Underlying Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party's payment. Swap agreements are sophisticated instruments that can take many different forms and are known by a variety of names. Common swap agreements that the Underlying Fund may use include:


INTEREST RATE SWAPS

Interest rate swaps are contracts in which one party agrees to make regular payments equal to a fixed or floating interest rate times a stated principal amount (commonly referred to as a "notional principal amount") in return for payments equal to a different fixed or floating rate times the same principal amount, for a specific period. For example, a $10 million London Interbank Offered Rate (commonly referred to as "LIBOR") swap would require one party to pay the equivalent of the London Interbank Offered Rate of interest (which fluctuates) on $10 million principal amount in exchange for the right to receive the equivalent of a stated fixed rate of interest on $10 million principal amount.


CAPS AND FLOORS

Caps and Floors are contracts in which one party agrees to make payments only if an interest rate or index goes above (Cap) or below (Floor) a certain level in return for a fee from the other party.


TOTAL RETURN SWAPS

A total return swap is an agreement between two parties whereby one party agrees to make payments of the total return from a Reference Instrument (or a basket of such instruments) during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another Reference Instrument. Alternately, a total return swap can be structured so that one party will make payments to the other party if the value of a Reference Instrument increases, but receive payments from the other party if the value of that instrument decreases.


CREDIT DEFAULT SWAPS

A credit default swap (CDS) is an agreement between two parties whereby one party (the "Protection Buyer") agrees to make payments over the term of the CDS to the other party (the "Protection Seller"), provided that no designated event of default, restructuring or other credit related event (each a "Credit Event") occurs with respect to Reference Instrument that is usually a particular bond or the unsecured credit of an issuer, in general (the "Reference Obligation"). Many CDS are physically settled, which means that if a Credit Event occurs, the Protection Seller must pay the Protection Buyer the full notional value, or "par value," of the Reference Obligation in exchange for delivery by the Protection Buyer of the Reference Obligation or another similar obligation issued by the issuer of the Reference Obligation (the "Deliverable Obligation"). The Counterparties agree to the characteristics of the Deliverable Obligation at the time that they enter into the CDS. Alternately, a CDS can be "cash settled," which means that upon the occurrence of a Credit Event, the Protection Buyer will receive a payment from the Protection Seller equal to the difference between the par amount of the Reference Obligation and its market value at the time of the Credit Event. The Underlying Fund may be either the Protection Buyer or the Protection Seller in a CDS. If the Underlying Fund is a Protection Buyer and no Credit Event occurs, the Underlying Fund will lose its entire investment in the CDS (i.e., an amount equal to the payments made to the Protection Seller over the term of the CDS). However, if a Credit Event occurs, the Underlying Fund (as Protection Buyer) will deliver the Deliverable Obligation and receive a payment equal to the full notional value of the Reference Obligation, even though the Reference Obligation may have little or no value. If the Underlying Fund is the Protection Seller and no Credit Event occurs, the Underlying Fund will receive a fixed rate of income throughout the term of the CDS. However, if a Credit Event occurs, the Underlying Fund (as Protection Seller) will pay the Protection Buyer the full notional value of the Reference Obligation and receive the Deliverable Obligation from the Protection Buyer. A CDS may involve greater risks than if the Underling Fund invested directly in the Reference Obligation. For example, a CDS may increase credit risk since the Underling Fund has exposure to both the issuer of the Reference Obligation and the Counterparty to the CDS.


CURRENCY SWAPS

Currency swaps are contracts which provide for interest payments in different currencies. The parties might agree to exchange the notional principal amounts of the currencies as well (commonly called a "foreign exchange swap").


HEDGING
Hedging transactions are intended to reduce specific risks. For example, to protect the Underlying Fund against circumstances that would normally cause the Underlying Fund's portfolio securities to decline in value, the Underlying Fund may buy or sell a derivative contract that would normally increase in value under the same circumstances. The Underlying Fund may also attempt to hedge by using combinations of different derivative contracts, or derivative contracts and securities. The Underlying Fund's ability to hedge may be limited by the costs of the derivative contracts. The Underlying Fund may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that (1) hedge only a portion of its portfolio, (2) use derivative contracts that cover a narrow range of circumstances or (3) involve the sale of derivative contracts with different terms. Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to the Underlying Fund.


HYBRID INSTRUMENTS

Hybrid instruments combine elements of two different kinds of securities or financial instruments (such as a derivative contract). Frequently, the value of a hybrid instrument is determined by reference to changes in the value of a Reference Instrument (that is a designated security, commodity, currency, index, or other asset or instrument including a derivative contract). Hybrid instruments can take on many forms including, but not limited to, the following forms. First, a common form of a hybrid instrument combines elements of a derivative contract with those of another security (typically a fixed-income security). In this case all or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of a Reference Instrument. Second, a hybrid instrument may also combine elements of a fixed-income security and an equity security. Third, hybrid instruments may include convertible securities with conversion terms related to a Reference Instrument.


Depending on the type and terms of the hybrid instrument, its risks may reflect a combination of the risks of investing in the Reference Instrument with the risks of investing in other securities, currencies and derivative contracts. Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional securities or the Reference Instrument. Hybrid instruments are also potentially more volatile than traditional securities or the Valuation Instrument. Moreover, depending on the structure of the particular hybrid, it may expose the Underlying Fund to leverage risks or carry liquidity risks.


CREDIT LINKED NOTE

A credit linked note (CLN) is a type of hybrid instrument in which a special purpose entity issues a structured note (the "Note Issuer") with respect to which the Reference Instrument is a single bond, a portfolio of bonds, or the unsecured credit of an issuer, in general (each a "Reference Credit"). The purchaser of the CLN (the "Note Purchaser") invests a par amount and receives a payment during the term of the CLN that equals a fixed or floating rate of interest equivalent to a high rated funded asset (such as a bank certificate of deposit) plus an additional premium that relates to taking on the credit risk of the Reference Credit. Upon maturity of the CLN, the Note Purchaser will receive a payment equal to (i) the original par amount paid to the Note Issuer, if there is no occurrence of a designated event of default, restructuring or other credit event (each, a "Credit Event") with respect to the issuer of the Reference Credit or (ii) the market value of the Reference Credit, if a Credit Event has occurred. Depending upon the terms of the CLN, it is also possible that the Note Purchaser may be required to take physical delivery of the Reference Credit in the event of Credit Event. Most credit linked notes use a corporate bond (or a portfolio of corporate bonds) as the Reference Credit. However, almost any type of fixed-income security (including foreign government securities), index, or derivative contract (such as a credit default swap) can be used as the Reference Credit.


EQUITY LINKED NOTE
An equity linked note (ELN) is a type of hybrid instrument that provides the noteholder with exposure to a single equity security, a basket of equity securities, or an equity index (the "Reference Equity Instrument"). Typically, an ELN pays interest at agreed rates over a specified time period and, at maturity, either converts into shares of a Reference Equity Instrument or returns a payment to the noteholder based on the change in value of a Reference Equity Instrument.


SPECIAL TRANSACTIONS

INTER-FUND BORROWING AND LENDING ARRANGEMENTS
The Securities and Exchange Commission (SEC) has granted an exemption that permits the Underlying Fund and all other funds advised by subsidiaries of Federated Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending Federated funds, and an inter-fund loan is only made if it benefits each participating Federated fund. Federated Investors, Inc. (Federated) administers the program according to procedures approved by the Underlying Fund's Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating Federated funds.

For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades. All inter-fund loans must be repaid in seven days or less. The Underlying Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending Federated fund than market-competitive rates on overnight repurchase agreements (Repo Rate) and more attractive to the borrowing Federated fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (Bank Loan Rate), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.


REPURCHASE AGREEMENTS
Repurchase agreements are transactions in which an Underlying Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting an agreed-upon interest rate effective for the period the Underlying Fund owns the security subject to repurchase. The agreed-upon interest rate is unrelated to the interest rate on the underlying security. The Underlying Fund s will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Adviser to be creditworthy.

An Underlying Fund's custodian or subcustodian is required to take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risk.


REVERSE REPURCHASE AGREEMENTS
Reverse repurchase agreements are repurchase agreements in which the Underlying Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed-upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Underlying Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Underlying Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.


SECURITIES LENDING
The Underlying Fund may lend securities from its portfolio to borrowers that the Adviser deems creditworthy. In return, the Underlying Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Underlying Fund the equivalent of any dividends or interest received on the loaned securities.

The Underlying Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Underlying Fund. However, the Underlying Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Underlying Fund or the borrower. The Underlying Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Underlying Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to market risks and credit risks.


ASSET SEGREGATION
In accordance with SEC and SEC staff positions regarding the interpretation of the 1940 Act, with respect to derivatives that create a future payment obligation of the Underlying Fund, the Underlying Fund must "set aside" (referred to sometimes as "asset segregation") liquid assets, or engage in other SEC- or staff-approved measures, while the derivative contracts are open. For example, with respect to forwards and futures contracts that are not contractually required to "cash-settle," the Underlying Fund must cover its open positions by setting aside cash or readily marketable securities equal to the contracts' full, notional value. With respect to forwards and futures that are contractually required to "cash-settle," however, the Underlying Fund is permitted to set aside cash or readily marketable securities in an amount equal to the Underlying Fund's daily marked-to-market (net) obligations, if any (i.e., the Underlying Fund's daily net liability, if any), rather than the notional value.

The Underlying Fund will employ another approach to segregating assets to cover options that it sells. If the Underlying Fund sells a call option, the Underlying Fund will set aside either the Reference Instrument subject to the option, cash or readily marketable securities with a value that equals or exceeds the current market value of the Reference Instrument. In no event, will the value of the cash or readily marketable securities set aside by the Underlying Fund be less than the exercise price of the call option. If the Underlying Fund sells a put option, the Underlying Fund will set aside cash or readily marketable securities with a value that equals or exceeds the exercise price of the put option.

The Underlying Fund's asset segregation approach for swap agreements varies among different types of swaps. For example, if the Underlying Fund enters into a credit default swap as the Protection Buyer, then it will set aside cash or readily marketable securities necessary to meet any accrued payment obligations under the swap. By comparison, if the Underlying Fund enters into a credit default swap as the Protection Seller, then the Underlying Fund will set aside cash or readily marketable securities equal to the full notional amount of the swap that must be paid upon the occurrence of a Credit Event. For some other types of swaps, such as interest rate swaps, the Underlying Fund will calculate the obligations of the counterparties to the swap on a net basis. Consequently, the Underling Fund's current obligation (or rights) under this type of swap will equal only the net amount to be paid or received under based on the relative values of the positions held by each counterparty to the swap (the "net amount"). The net amount currently owed by or to the Underlying Fund will be accrued daily and the Underlying Fund will set aside cash or readily marketable securities equal to any accrued but unpaid net amount owed by the Underlying Fund under the swap.

The Underlying Fund may reduce the liquid assets segregated to cover obligations under a derivative contract by entering into an offsetting derivative contract. For example, if the UnderlyingFund sells a put option for the same Reference Instrument as a call option the Underlying Fund has sold, and the exercise price of the call option is the same as or higher than the exercise price of the put option, then the Underlying Fund may net its obligations under the options and set aside cash or readily marketable securities (including any margin deposited for the options) with a value equal to the greater of (a) the current market value of the Reference Instrument deliverable under the call option or (b) the exercise price of the put option.

By setting aside cash or readily marketable securities equal to only its net obligations under swaps and certain cash-settled derivative contracts, the Underlying Fund will have the ability to employ leverage to a greater extent than if the Underlying Fund were required to segregate cash or readily marketable securities equal to the full notional value of such contracts. The use of leverage involves certain risks. See "Risk Factors." Unless the Underlying Fund has other cash or readily marketable securities to set aside, it cannot trade assets set aside in connection with derivative contracts or special transactions without entering into an offsetting derivative contract or terminating a special transaction. This may cause the Underlying Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions. The Underlying Fund reserves the right to modify its asset segregation policies in the future to comply with any changes in the positions articulated from time to time by the SEC and its staff.

Generally, special transactions do not cash-settle on a net basis. Consequently, with respect to special transactions, the Underlying Fund will set aside cash or readily marketable securities with a value that equals or exceeds the Underlying Fund's obligations.


DELAYED DELIVERY TRANSACTIONS
Delayed delivery transactions, including when issued transactions, are arrangements in which the Underlying Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Underlying Fund to the issuer and no interest accrues to the Underlying Fund. The Underlying Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its Shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.


TO BE ANNOUNCED SECURITIES (TBAS)
As with other delayed delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Underlying Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage backed transaction, the Underlying Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. The seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage backed securities increase interest rate risks because the underlying mortgages may be less favorable than anticipated by the Underlying Fund.

DOLLAR ROLLS
Dollar rolls are transactions where the Underlying Fund sells mortgage backed securities with a commitment to buy similar, but not identical, mortgage backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage backed securities. Dollar rolls are subject to interest rate risks and credit risks.


INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
The Underlying Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

The Underlying Fund may invest in mortgage backed securities primarily by investing in another investment company (which is not available for general investment by the public) that owns those securities and that is advised by an affiliate of the Adviser. This other investment company is managed independently of the Underlying Fund and may incur additional administrative expenses. Therefore, any such investment by the Underlying Fund may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional expenses. The Underlying Fund may also invest in such securities directly.


ILLIQUID SECURITIES
The Underlying Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities are securities for which there is no readily available market or securities with legal or contractual restrictions. These may include private placements, repurchase agreements maturing in more than seven days, and securities eligible for resale under Rule 144A of the Securities Act of 1933 ("1933 Act"). Rule 144A allows certain qualified institutional investors to trade privately placed securities despite the fact that such securities are not registered under the 1933 Act. In deciding whether to purchase such securities, the Underlying Fund, acting pursuant to guidelines approved by the Board, will consider the frequency of such trades and quotes, the number of dealers and potential purchasers, dealer undertakings to make a market, the nature of the securities and the marketplace trades.


BORROWING FOR LEVERAGE
The Underlying Fund may borrow from banks for temporary or emergency purposes, clearing transactions or for other investment purposes. Borrowing to purchase securities is a speculative practice known as leveraging, which increases stock market risk by magnifying the effect of any change in the market value of the Underlying Fund's portfolio. Interest paid on any borrowed funds may have the effect of lowering the Underlying Fund's return. In addition, the Underlying Fund may have to sell the securities when it would normally keep them in order to make interest payments.


SHORT SALES
The Underlying Fund may make short sales of securities listed on one or more national exchanges or on the NASDAQ stock market. A short sale means selling a security the Underlying Fund does not own to take advantage of an anticipated decline in the stock's price. Once the Underlying Fund sells the security short, it has an obligation to replace the borrowed security. If it can buy the security back at a lower price, a profit results. In no event will the Underlying Fund engage in short sales transactions if it would cause the market value of all of the Underlying Fund's securities sold short to exceed 25% of its net assets. The value of the securities of any one issuer that may be shorted by the Underlying Fund is limited to the lesser of 2% of the value of the Underlying Fund's net assets or 2% of the securities of any class of the issuer. The Underlying Fund may also "sell short against the box," i.e., the Underlying Fund owns securities identical to those sold short. Short sales against the box are not subject to the 25% limitation. A capital gain is recognized immediately upon entering into a short sale against the box with respect to an appreciated security. Short sales are speculative in nature, and may reduce returns or increase volatility.


INVESTMENT RATINGS FOR INVESTMENT GRADE SECURITIES
The Underlying Fund's investment adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard & Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Underlying Fund must rely entirely upon the Underlying Fund's Adviser's credit assessment that the security is comparable to investment grade.








INVESTMENT RISKS
Shareholders of the Fund will be exposed to the risks of the Underlying Funds. The types of risk identified by an "X" in the following chart are specific to each Underlying Fund. Shareholders of the Fund will be exposed to the risks of the

Underlying Funds.

A description of each type of risk follows the chart. A reference in these descriptions to an "Underlying Fund" means only such Underlying Funds that have been identified in the chart as being exposed to the type of risk to which the description applies.

RISKS                                                  FEDERATED         FEDERATED CAPITAL  FEDERATED  FEDERATED INTERMEDIATE
                                                       INTERCONTINENTAL  APPRECIATION FUND  KAUFMANN   CORPORATE BOND FUND
                                                       FUND                                 FUND
EQUITY SECURITY RISKS
Stock Market Risks                                                                          X
Sector Risks
Liquidity Risks                                                          X                  X
Risks Related to Investment for Value
Credit Risks
Leverage Risks                                         X                 X                  X          X
Risks of Foreign Investing                             X                 X                  X          X
Currency Risks                                         X                 X                  X          X
Emerging Market Risk                                   X                                    X
Risks Associated with the Investment Activities        X                 X                  X          X
of Other Accounts
FIXED INCOME SECURITY RISKS
Interest Rate Risks                                    X                 X                  X          X
Credit Risk                                            X                 X                  X          X
Liquidity Risks                                        X                                    X          X
Risks Associated with Non-Investment Grade Securities  X                 X
Call Risks                                             X                 X
Prepayment Risks                                       X
Sector Risks
Call and Prepayment Risks                                                                              X
Risks Associated With Complex CMOs                                                                     X
RISKS OF INVESTING IN DERIVATIVE CONTRACTS             X                 X                  X          X
AND HYBRID INSTRUMENTS
SHORT SELLING RISK                                     X
SECURITIES LENDING RISK                                X

EQUITY SECURITIES INVESTMENT RISKS

STOCK MARKET RISKS
The value of equity securities in the Underlying Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Underlying Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Underlying Fund's share price may decline.

The Adviser attempts to manage market risk by limiting the amount the Underlying
  Fund invests in each company's equity securities. However, diversification will not protect the Underlying Fund against widespread or prolonged declines in the stock market.


SECTOR RISKS
Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of the Underlying Fund's portfolio holdings to a particular sector, the Underlying Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.


LIQUIDITY RISKS
Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Underlying Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Underlying Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Liquidity risk also refers to the possibility that the Underlying Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Underlying Fund will be required to continue to hold the security or keep the position open, and the Underlying Fund could incur losses.

OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts. This risk may be increased in times of financial stress, if the trading market for OTC derivative contracts becomes restricted.


RISKS RELATED TO INVESTING FOR VALUE
Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.


CREDIT RISKS
Credit risk includes the possibility that a party to a transaction involving the Underlying Fund will fail to meet its obligations. This could cause the Underlying Fund to lose the benefit of the transaction or prevent the Underlying Fund from selling or buying other securities to implement its investment strategy.


LEVERAGE RISKS
Leverage risk is created when an investment exposes the Underlying Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Underlying Fund's risk of loss and potential for gain.

Investments can have these same results if their returns are based on a multiple of a specified index, security, or other benchmark.


RISKS OF FOREIGN INVESTING
Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Underlying Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Underlying Fund's investments.


CURRENCY RISKS
Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.

The Adviser attempts to manage currency risk by limiting the amount the Underlying Fund invests in securities denominated in a particular currency. However, diversification will not protect the Underlying Fund against a general increase in the value of the U.S. dollar relative to other currencies.


EMERGING MARKET RISKS
Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. For example, their prices can be significantly more volatile than prices in developed countries.

Emerging market economies may also experience more severe downturns (with corresponding currency devaluations) than developed economies.

Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies.


RISKS ASSOCIATED WITH THE INVESTMENT ACTIVITIES OF OTHER ACCOUNTS
Investment decisions for the Underlying Funds are made independently from those of other accounts managed by the Adviser and accounts managed by affiliates of the Adviser. Therefore, it is possible that investment-related actions taken by such other accounts could adversely impact the Underlying Fund with respect to, for example, the value of Underlying Fund portfolio holdings, and/or prices paid to or received by the Underlying Fund on its portfolio transactions, and/or the Underlying Fund's ability to obtain or dispose of portfolio securities. Related considerations are discussed elsewhere in this SAI under "Brokerage Transactions and Investment Allocation."


FIXED INCOME SECURITIES INVESTMENT RISKS

INTEREST RATE RISKS
Prices of fixed income securities rise and fall in response to interest rate changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.


CREDIT RISKS
Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Underlying Fund will lose money.

Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor

Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Underlying Fund must rely entirely upon the Adviser's credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving the Underlying Fund will fail to meet its obligations. This could cause the Underlying Fund to lose the benefit of the transaction or prevent the Underlying Fund from selling or buying other securities to implement its investment strategy.


LIQUIDITY RISKS
Trading opportunities are more limited for fixed-income securities that have not received any credit ratings, have received ratings below investment-grade or are not widely held.

Trading opportunities are more limited for CMOs that have complex terms or that are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Underlying Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Underlying Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Liquidity risk also refers to the possibility that the Underlying Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Underlying Fund will be required to continue to hold the security or keep the position open, and the Underlying Fund could incur losses.

OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts. This risk may be increased in times of financial stress, if the trading market for OTC derivative contracts becomes restricted.


RISKS ASSOCIATED WITH NONINVESTMENT GRADE SECURITIES
The Underlying Fund may invest in convertible securities rated below investment grade, also known as junk bonds. Such convertible securities generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.


CALL RISKS
Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

If a fixed income security is called, the Underlying Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.


PREPAYMENT RISKS
Unlike traditional fixed-income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage-backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage-backed securities.

For example, when interest rates decline, the values of mortgage-backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage-backed securities.

Conversely, when interest rates rise, the values of mortgage-backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage-backed securities, and cause their value to decline more than traditional fixed-income securities.

Generally, mortgage-backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage-backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the mortgage-backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.


SECTOR RISKS
A substantial part of the Underlying Fund's portfolio may be comprised of securities issued or credit enhanced by companies in similar businesses, or with other similar characteristics. As a result, the Underlying Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.


CALL AND PREPAYMENT RISKS
Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

If a fixed income security is called, the Underlying Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Pre-payment risk is a type of risk that is similar to call risk. Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage backed securities.

For example, when interest rates decline, the values of mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Underlying Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage backed securities.

Conversely, when interest rates rise, the values of mortgage backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage backed securities, and cause their value to decline more than traditional fixed income securities.

Generally, mortgage backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the mortgage backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.


RISKS ASSOCIATED WITH COMPLEX CMOS
CMOs with complex or highly variable prepayment terms, such as companion classes, IOs, POs, Inverse Floaters and residuals, generally entail greater market, prepayment and liquidity risks than other mortgage backed securities. For example, their prices are more volatile and their trading market may be more limited.


RISKS OF INVESTING IN DERIVATIVE CONTRACTS AND HYBRID INSTRUMENTS
The Underlying Fund's use of derivative contracts and hybrid instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. First, changes in the value of the derivative contracts and hybrid instruments in which the Underlying Fund invests may not be correlated with changes in the value of the underlying Reference Instruments or, if they are correlated, may move in the opposite direction than originally anticipated. Second, while some strategies involving derivatives may reduce the risk of loss, they may also reduce potential gains or, in some cases, result in losses by offsetting favorable price movements in portfolio holdings. Third, there is a risk that derivative contracts and hybrid instruments may be erroneously priced or improperly valued and, as a result, the Underlying Fund may need to make increased cash payments to the counterparty. Fourth, derivative contracts and hybrid instruments may cause the Underlying Fund to realize increased ordinary income or short-term capital gains (which are treated as ordinary income for Federal income tax purposes) and, as a result, may increase taxable distributions to shareholders. Fifth, a common provision in OTC derivative contracts permits the counterparty to terminate any such contract between it and the Underlying Fund, if the value of the Underlying Fund's total net assets declines below a specified level over a given time period. Factors that may contribute to such a decline (which usually must be substantial) include significant shareholder redemptions and/or a marked decrease in the market value of the Underlying Fund's investments. Any such termination of the Underlying Fund's OTC derivative contracts may adversely affect the Underlying Fund (for example, by increasing losses and/or costs, and/or preventing the Underlying Fund from fully implementing its investment strategies). Finally, derivative contracts and hybrid instruments may also involve other risks described herein or in the Fund's prospectus, such as stock market, interest rate, credit, currency, liquidity and leverage risks.

..Short Selling Risk

A short sale by the Underlying Fund involves borrowing securities from a lender which are then sold in the open market. At a future date, the securities are repurchased by the Underlying Fund and returned to the lender. While the securities are borrowed, the proceeds from the sale are deposited with the lender and the Underlying Fund pays interest to the lender. If the value of the securities declines between the time that the Underlying Fund borrows the securities and the time it repurchases and returns the securities to the lender, the Underlying Fund makes a profit on the difference (less any interest the Underlying Fund is required to pay the lender). Short selling involves risk. There is no assurance that securities will decline in value during the period of the short sale and make a profit for the Underlying Fund. Securities sold short may instead appreciate in value creating a loss for the Underlying Fund. The Underlying Fund also may experience difficulties repurchasing and returning the borrowed securities if a liquid market for the securities does not exist. The lender may also recall borrowed securities at any time. The lender from whom the Underlying Fund has borrowed securities may go bankrupt and the Underlying Fund may lose the collateral it has deposited with the lender. The Underlying Fund will adhere to controls and limits that are intended to offset these risks by short selling only liquid securities and by limiting the amount of exposure for short sales.


SECURITIES LENDING RISK
Mutual funds may lend their securities as permitted by securities legislation. The Underlying Fund lends securities to a third party for a fee in exchange for collateral, and can demand the return of the securities at any time. Collateral can include cash, qualified securities or securities that can be immediately converted into the securities that are on loan. There is a risk that the other party to the transaction may not live up to its obligations under the transaction leaving the Underlying Fund holding collateral which could be worth less than the loaned securities if the value of the loaned securities increases relative to the value of the cash or other collateral, resulting in a loss to the Underlying Fund.




FUNDAMENTAL INVESTMENT OBJECTIVE
The Fund's investment objective is to provide capital appreciation. The investment objective may not be changed by the Fund's Trustees without shareholder approval.


INVESTMENT LIMITATIONS

DIVERSIFICATION OF INVESTMENTS
With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or if the Fund would own more than 10% of the outstanding voting securities of that issuer.


BORROWING MONEY AND ISSUING SENIOR SECURITIES
The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940, as amended (1940 Act).


INVESTING IN REAL ESTATE
The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.


INVESTING IN COMMODITIES
The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.


UNDERWRITING
The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.


LENDING CASH OR SECURITIES
The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.


CONCENTRATION OF INVESTMENTS
The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.

THE ABOVE LIMITATIONS CANNOT BE CHANGED UNLESS AUTHORIZED BY THE BOARD AND BY THE "VOTE OF A MAJORITY OF ITS OUTSTANDING VOTING SECURITIES," AS DEFINED BY THE 1940 ACT. THE FOLLOWING LIMITATIONS, HOWEVER, MAY BE CHANGED BY THE BOARD WITHOUT SHAREHOLDER APPROVAL. SHAREHOLDERS WILL BE NOTIFIED BEFORE ANY MATERIAL CHANGE IN THESE LIMITATIONS BECOMES EFFECTIVE.


INVESTING IN ILLIQUID SECURITIES
The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits that the fund cannot dispose of within seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of th Fund's net assets.


BUYING ON MARGIN
The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.


PLEDGING ASSETS
The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.


INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
The Fund may invest in securities of other investment companies pursuant to exemptive relief granted by the SEC. As a shareholder of an investment company, the Fund will indirectly bear investment management fees and other expenses that the Fund pays. This could cause the Fund's performance to be lower than if it were to invest directly in the securities owned by the underlying investment companies.

As a matter of non-fundamental policy, for purposes of the commodities policy, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.

For purposes of its fundamental and non-fundamental limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items". Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

As a matter of non-fundamental policy: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset backed securities will be classified according to the underlying assets securing such securities. To conform to the current view of the SEC that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, a Fund will not exclude foreign bank instruments from industry concentration limits as long as the policy of the SEC remains in effect. In addition, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry, will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of the Fund's total assets in any one industry will constitute "concentration."







WHAT DO SHARES COST?

      A Share's NAV is determined as of the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund calculates the NAV of each class by valuing the assets allocated to the Share's class, subtracting the liabilities allocated to the class and dividing the balance by the number of Shares of the class outstanding. The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the Shareholders of a particular class are entitled. The NAV is calculated to the nearest whole cent per Share.









VALUATION INFORMATION FOR THE UNDERLYING FUNDS



      In calculating its NAV, each Underlying Fund generally values investments as follows:

      {circle}Equity securities listed on a U.S. securities exchange or traded through the U.S. national market system are valued at their last reported sale price or official closing price in their principal exchange or market. If a price is not readily available, such equity securities are valued based upon the mean of closing bid and asked quotations from one or more dealers.

      {circle}Other equity securities traded primarily in the U.S. are valued based upon the mean of closing bid and asked quotations from one or more dealers.

      {circle}Equity securities traded primarily through securities exchanges and regulated market systems outside the U.S. are valued at their last reported sale price or official closing price in their principal exchange or market. These prices may be adjusted for significant events occurring after the closing of such exchanges or market systems as described below. If a price is not readily available, such equity securities are valued based upon the mean of closing bid and asked quotations from one or more dealers.

      {circle}Fixed-income securities and repurchase agreements acquired with remaining maturities of greater than sixty-days are valued using evaluations provided by a pricing service approved by the Board. The methods used by pricing services to determine such evaluations are described below. If an evaluation is not readily available, such fixed-income securities are valued based upon the mean of closing bid and asked quotations from one or more dealers.

      {circle}Fixed-income securities and repurchase agreements acquired with remaining maturities of sixty-days or less are valued at their amortized cost as described below.

      {circle}Futures contracts listed on exchanges are valued at their reported settlement price. Option contracts listed on exchanges are valued at their reported closing price. If a price is not readily available, such derivative contracts are valued based upon the mean of closing bid and asked quotations from one or more futures commission merchants.

      {circle}OTC derivative contracts are valued using evaluations provided by various pricing services approved by the Board. The methods used by pricing services to determine such evaluations are described below. If an evaluation is not readily available, such derivative contracts are valued based upon the mean of closing bid and asked quotations from one or more dealers or fair valued using a recognized pricing model for the contract.

      {circle}Shares of other mutual funds are valued based upon their reported NAVs. The prospectuses for these mutual funds explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

If any price, quotation, evaluation or other pricing source is not readily available when the NAV is calculated, the Underlying Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Underlying Fund could purchase or sell an investment at the price used to calculate the Underlying Fund's NAV. The Underlying Fund will not use a pricing service or dealer who is an affiliated person of the Adviser to value investments.

      Non-investment assets and liabilities are valued in accordance with Generally Accepted Accounting Principles (GAAP). The NAV calculation includes expenses, dividend income, interest income and other income through the date of the calculation. Changes in holdings of investments and in the number of outstanding Shares are included in the calculation not later than the first business day following such change. Any assets or liabilities denominated in foreign currencies are converted into U.S. dollars using an exchange rate obtained from one or more currency dealers.

      The Underlying Fund follows procedures that are common in the mutual fund industry regarding errors made in the calculation of its NAV. This means that, generally, the Underlying Fund will not correct errors of less than one cent per Share or errors that did not result in net dilution to the Underlying Fund.

AMORTIZED COST VALUES

      Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Underlying Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If the amount payable at maturity exceeds the initial cost (a discount), then the daily accrual is increased; if the initial cost exceeds the amount payable at maturity (a premium), then the daily accrual is decreased. The Underlying Fund adds the amount of the increase to (in the case of a discount), or subtracts the amount of the decrease from (in the case of a premium), the investment's cost each day. The Underlying Fund uses this adjusted cost to value the investment.

FAIR VALUATION AND SIGNIFICANT EVENTS PROCEDURES

      The Board of the Underlying Funds (the "Underlying Fund Boards") has appointed a Valuation Committee comprised of officers of the Underlying Fund and of the Adviser to assist in overseeing the calculation of the NAV. The Underlying Fund Boards has delegated to the Valuation Committee, among other matters, responsibility for determining in good faith the fair value of investments for which market quotations are not readily available.

      PRICING SERVICE VALUATIONS. Based on the recommendations of the Valuation Committee, the Underlying Fund Boards has authorized the Underlying Fund to use pricing services that provide daily evaluations of the current market value of certain investments, primarily fixed income securities and OTC derivatives contracts. Different pricing services may provide different evaluations for the same security because of differences in their methods of evaluating market values. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. A pricing service may find it more difficult to apply these and other factors to relatively illiquid or volatile investments, which may result in less frequent or more significant changes in the evaluations of these investments. If a pricing service determines that it does not have sufficient information to use its standard methodology, it may evaluate an investment based on the present value of what investors can reasonably expect to receive from the issuer's operations or liquidation.

      Some pricing services provide a single evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Underlying Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Underlying Fund normally uses mid evaluations for other types of fixed income securities and OTC derivative contracts.

      FAIR VALUATION PROCEDURES. The Underlying Fund Boards have established procedures for determining the fair value of investments for which evaluations from pricing services and market quotations are not readily available. The procedures define an investment's "fair value" as the price that the Fund might reasonably expect to receive upon its current sale. The procedures assume that any sale would be made to a willing buyer in the ordinary course of trading. The procedures require consideration of factors that vary based on the type of investment and the information available. Factors that may be considered in determining an investment's fair value include: (1) the last reported price at which the investment was traded, (2) information provided by dealers or investment analysts regarding the investment or the issuer, (3) changes in financial conditions and business prospects disclosed in the issuer's financial statements and other reports, (4) publicly announced transactions (such as tender offers and mergers) involving the issuer, (5) comparisons to other investments or to financial indices that are correlated to the investment,
(6) with respect to fixed-income investments, changes in market yields and spreads, (7) with respect to investments that have been suspended from trading, the circumstances leading to the suspension, and (8) other factors that might affect the investment's value. The Valuation Committee may also authorize the use of a financial valuation model to determine the fair value of a specific type of investment.

      Using fair value to price investments may result in a value that is different from an investment's most recent closing price and from the prices used by other mutual funds to calculate their NAVs. The fair value of an investment will generally remain unchanged in the absence of new information relating to the investment or its issuer. This may result in less frequent, and larger, changes in fair value prices as compared to prices based on market quotations or evaluations from pricing services.

      SIGNIFICANT EVENTS. The Underlying Fund Boards have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or the time of an evaluation provided by a pricing service or quotation provided by a dealer, include:

      {circle}With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

      {circle}With respect to evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

      {circle}Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

      {circle}Announcements concerning matters such as acquisitions, recapitalizations, or litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

      The Valuation Committee uses a pricing service to determine the fair value of securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. The pricing service uses models that correlate changes between the closing and opening price of equity securities traded primarily in non-U.S. markets to changes in prices in U.S. traded securities and derivative contracts. The pricing service seeks to employ the model that provides the most significant correlation based on a periodic review of the results. The model uses the correlation to adjust the reported closing price of a foreign equity security based on information available up to the close of the New York Stock Exchange.

      For other significant events, the Underlying Fund may seek to obtain more current quotations or evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the fair value of the investment is determined using the methods discussed above in Fair Valuation Procedures.

      The fair valuation of securities following a significant event can serve to reduce arbitrage opportunities for short-term traders to profit at the expense of long-term investors in the Underlying Fund. For example, such arbitrage opportunities may exist when the market on which portfolio securities are traded closes before the Underlying Fund calculates its NAV, which is typically the case with Asian and European markets. However, there is no assurance that these significant event procedures will prevent dilution of the NAV by short-term traders. See "Account and Share Information-Frequent Trading Policies" for other procedures the Underlying Fund employs to deter such short-term trading.






HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.


RULE 12B-1 PLAN (CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES)
As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor for activities principally intended to result in the sale of Shares such as advertising and marketing of Shares (including printing and distributing prospectuses and sales literature to prospective shareholders and financial intermediaries) and providing incentives to financial intermediaries to sell Shares. The Plan is also designed to cover the cost of administrative services performed in conjunction with the sale of Shares, including, but not limited to, shareholder services, recordkeeping services and educational services, as well as the costs of implementing and operating the Plan. The Rule 12b-1 Plan allows the Distributor to contract with financial intermediaries to perform activities covered by the Plan. The Rule 12b-1 Plan is expected to benefit the Fund in a number of ways. For example, it is anticipated that the Plan will help the Fund attract and retain assets, thus providing cash for orderly portfolio management and Share redemptions and possibly helping to stabilize or reduce other operating expenses.

In addition, the Plan is integral to the multiple class structure of the Fund, which promotes the sale of Shares by providing a range of options to investors. The Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

Federated and its subsidiaries may benefit from arrangements where the Rule 12b-1 Plan fees related to Class B Shares may be paid to third parties who have provided the funds to make advance commission payments to financial intermediaries.


ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES
The Distributor may pay out of its own resources amounts (including items of material value) to certain financial intermediaries. In some cases, such payments may be made by, or funded from the resources of, companies affiliated with the Distributor (including the Adviser). While Financial Industry Regulatory Authority (FINRA) regulations limit the sales charges that you may bear, there are no limits with regard to the amounts that the Distributor may pay out of its own resources. In addition to the payments which are generally described herein and in the prospectus, the financial intermediary also may receive payments under the Rule 12b-1 Plan and/or Service Fees. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Fund and/or other Federated funds within the financial intermediary's organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary's organization. You can ask your financial intermediary for information about any payments it receives from the Distributor or the Federated funds and any services provided.

The following examples illustrate the types of instances in which the Distributor may make additional payments to financial intermediaries.


SUPPLEMENTAL PAYMENTS
The Distributor may make supplemental payments to certain financial intermediaries that are holders or dealers of record for accounts in one or more of the Federated funds. These payments may be based on such factors as the number or value of Shares the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary.


PROCESSING SUPPORT PAYMENTS
The Distributor may make payments to financial intermediaries that sell Federated fund shares to help offset their costs associated with client account maintenance support, statement processing and transaction processing. The types of payments that the Distributor may make under this category include payment of ticket charges on a per transaction basis; payment of networking fees; and payment for ancillary services such as setting up funds on the financial intermediary's mutual fund trading system.


RETIREMENT PLAN PROGRAM SERVICING PAYMENTS
The Distributor may make payments to certain financial intermediaries who sell Federated fund shares through retirement plan programs. A financial intermediary may perform retirement plan program services itself or may arrange with a third party to perform retirement plan program services. In addition to participant recordkeeping, reporting, or transaction processing, retirement plan program services may include services rendered to a plan in connection with fund/investment selection and monitoring; employee enrollment and education; plan balance rollover or separation, or other similar services.


OTHER BENEFITS TO FINANCIAL INTERMEDIARIES
From time to time, the Distributor, at its expense, may provide additional compensation to financial intermediaries that sell or arrange for the sale of Shares. Such compensation may include financial assistance to financial intermediaries that enable the Distributor to participate in or present at conferences or seminars, sales or training programs for invited employees, client and investor events and other financial intermediary-sponsored events.

The Distributor also may hold or sponsor, at its expense, sales events, conferences and programs for employees or associated persons of financial intermediaries and may pay the travel and lodging expenses of attendees. The Distributor also may provide, at its expense, meals and entertainment in conjunction with meetings with financial intermediaries. Other compensation may be offered to the extent not prohibited by applicable laws, regulations or the rules of any self-regulatory agency, such as the FINRA.


UNDERWRITING COMMISSIONS
The following chart reflects the total front-end sales charges and/or contingent deferred sales charges paid in connection with the sale of Class A, Class B and Class C Shares and the amount retained by the Distributor for the last two fiscal years ended November 30:

                                    2007                                        2006
                   TOTAL SALES CHARGES                         TOTAL SALES CHARGES
                                           AMOUNT RETAINED                             AMOUNT RETAINED
Class A Shares                    $000                $000                $464,152             $50,902
Class B Shares                                                               2,010                   0
Class C Shares                                                              46,195                 620


TO BE FILED BY AMENDMENT



SUBACCOUNTING SERVICES

Certain financial intermediaries may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Financial intermediaries holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the financial intermediary about the services provided, the fees charged for those services, and any restrictions and limitations imposed.



REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.



MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.



ACCOUNT AND SHARE INFORMATION


VOTING RIGHTS
Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding Shares of all series entitled to vote.

As of January XX, 2008, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class A Shares:.

As of January XX, 2008, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class B Shares:

As of January XX, 2008, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class C Shares:



TO BE FILED BY AMENDMENT



TAX INFORMATION


FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code (Code) applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

The Fund is entitled to a loss carry-forward, which may reduce the taxable income or gain that the Fund would realize, and to which the shareholder would be subject, in the future.


FOREIGN INVESTMENTS
If the Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions from a Fund may be based on estimates of book income for the year. Book income generally consists solely of the income generated by the securities in the portfolio, whereas tax-basis income includes, in addition, gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed-income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

If the Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the Fund may be subject to federal income taxes upon disposition of PFIC investments.

If more than 50% of the value of the Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund will qualify for certain Code provisions that allow its shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.



WHO MANAGES AND PROVIDES SERVICES TO THE FUND?


BOARD OF TRUSTEES
The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2007, the Trust comprised 4 portfolios, and the Federated Fund Complex consisted of 45 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term.

As of January XX, 2008, the Fund's Board and Officers as a group owned [approximately (insert # of Shares) (___%) of the Fund's outstanding [Class A, B, C, F] Shares] [less than 1% of [each Class of] the Fund's outstanding Shares].

TO BE FILED BY  AMENDMENT


INTERESTED TRUSTEES BACKGROUND AND COMPENSATION




                                                                                                                  TOTAL COMPENSATION
NAME                                                                                                                            FROM
BIRTH DATE                                                                                                  [FUND/TRUST/CORPORATION]
ADDRESS                                                                                      AGGREGATE                           AND
POSITIONS                                                                                 COMPENSATION        FEDERATED FUND COMPLEX
HELD WITH        PRINCIPAL OCCUPATION(S) FOR PAST FIVE YEARS,                                FROM FUND          (PAST CALENDAR YEAR)
TRUST            OTHER DIRECTORSHIPS HELD AND PREVIOUS POSITION(S)                        (PAST FISCAL
DATE SERVICE                                                                                     YEAR)
BEGAN
JOHN F.          PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund                   $0                            $0
DONAHUE*         Complex; Chairman and Director, Federated Investors, Inc.; Chairman
Birth Date:      of the Federated Fund Complex's Executive Committee.
July 28,
1924             PREVIOUS POSITIONS: Chairman of the Federated Fund Complex; Trustee,
TRUSTEE          Federated Investment Management Company and Chairman and Director,
Began            Federated Investment Counseling.
serving:
November
1993

J.               PRINCIPAL OCCUPATIONS: Principal Executive Officer and President of                $0                            $0
CHRISTOPHER      the Federated Fund Complex; Director or Trustee of some of the Funds
DONAHUE*         in the Federated Fund Complex; President, Chief Executive Officer
Birth Date:      and Director, Federated Investors, Inc.; Chairman and Trustee,
April 11,        Federated Investment Management Company; Trustee, Federated
1949             Investment Counseling; Chairman and Director, Federated Global
PRESIDENT        Investment Management Corp.; Chairman, Federated Equity Management
AND TRUSSTEE     Company of Pennsylvania and Passport Research, Ltd. (Investment
Began            advisory subsidiary of Federated); Trustee, Federated Shareholder
serving:         Services Company; Director, Federated Services Company.
August 2000
                 PREVIOUS POSITIONS: President, Federated Investment Counseling;
                 President and Chief Executive Officer, Federated Investment
                 Management Company, Federated Global Investment Management Corp. and
                 Passport Research, Ltd.

LAWRENCE D.      PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund              $000.00                      $180,000
ELLIS, M.D.*     Complex; Professor of Medicine, University of Pittsburgh; Medical
Birth Date:      Director, University of Pittsburgh Medical Center Downtown;
October 11,      Hematologist, Oncologist and Internist, University of Pittsburgh
1932             Medical Center.
3471 Fifth
Avenue           OTHER DIRECTORSHIPS HELD: Member, National Board of Trustees,
Suite 1111       Leukemia Society of America.
Pittsburgh,
PA               PREVIOUS POSITIONS: Trustee, University of Pittsburgh; Director,
TRUSTEE          University of Pittsburgh Medical Center.
Began
serving:
November
1993

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION




                                                                                                                               TOTAL
NAME                                                                                                                    COMPENSATION
BIRTH DATE                                                                                                                 FROM FUND
ADDRESS                                                                                                   AGGREGATE              AND
POSITIONS                                                                                              COMPENSATION        FEDERATED
HELD WITH        PRINCIPAL OCCUPATION(S) FOR PAST FIVE YEARS,                                            FROM TRUST     FUND COMPLEX
TRUST            OTHER DIRECTORSHIPS HELD AND PREVIOUS POSITION(S)                                     (PAST FISCAL            (PAST
DATE SERVICE                                                                                                  YEAR)         CALENDAR
BEGAN                                                                                                                          YEAR)

THOMAS G.        PRINCIPAL OCCUPATION: Director or Trustee of the Federated Fund Complex.                   $000.00         $198,000
BIGLEY
Birth Date:      OTHER DIRECTORSHIPS HELD: Director, Member of Executive Committee, Children's
February 3,      Hospital of Pittsburgh; Director, University of Pittsburgh.
1934
15 Old           PREVIOUS POSITION: Senior Partner, Ernst & Young LLP.
Timber Trail
Pittsburgh,
PA
TRUSTEE
Began
serving:
November
1994

JOHN T.          PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex;                  $000.00         $198,000
CONROY, JR.      Chairman of the Board, Investment Properties Corporation; Partner or Trustee in
Birth Date:      private real estate ventures in Southwest Florida.
June 23,
1937             PREVIOUS POSITIONS: President, Investment Properties Corporation; Senior Vice
Investment       President, John R. Wood and Associates, Inc., Realtors; President, Naples
Properties       Property Management, Inc. and Northgate Village Development Corporation.
Corporation
3838 North
Tamiami
Trail
Suite 402
Naples, FL
TRUSTEE
Began
serving:
November
1993

NICHOLAS P.      PRINCIPAL OCCUPATION: Director or Trustee of the Federated Fund Complex.                   $000.00         $198,000
CONSTANTAKIS
Birth Date:      OTHER DIRECTORSHIPS HELD: Director and Member of the Audit Committee, Michael
September 3,     Baker Corporation (engineering and energy services worldwide).
1939
175              PREVIOUS POSITION: Partner, Andersen Worldwide SC.
Woodshire
Drive
Pittsburgh,
PA
TRUSTEE
Began
serving:
January 2000

JOHN F.          PRINCIPAL OCCUPATION: Director or Trustee of the Federated Fund Complex;                   $000.00         $180,000
CUNNINGHAM       Director, QSGI, Inc. (technology services company).
Birth Date:
March 5,         OTHER DIRECTORSHIPS HELD: Chairman, President and Chief Executive Officer,
1943             Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston
353 El           College.
Brillo Way
Palm Beach,      PREVIOUS POSITIONS: Director, Redgate Communications and EMC Corporation
FL               (computer storage systems); Chairman of the Board and Chief Executive Officer,
TRUSTEE          Computer Consoles, Inc.; President and Chief Operating Officer, Wang
Began            Laboratories; Director, First National Bank of Boston; Director, Apollo Computer,
serving:         Inc.
January 1999

PETER E.         PRINCIPAL OCCUPATION: Director or Trustee of the Federated Fund Complex.                   $000.00         $180,000
MADDEN
Birth Date:      OTHER DIRECTORSHIPS HELD: Board of Overseers, Babson College.
March 16,
1942             PREVIOUS POSITIONS: Representative, Commonwealth of Massachusetts General Court;
One Royal        President, State Street Bank and Trust Company and State Street Corporation
Palm Way         (retired); Director, VISA USA and VISA International; Chairman and Director,
100 Royal        Massachusetts Bankers Association; Director, Depository Trust Corporation;
Palm Way         Director, The Boston Stock Exchange.
Palm Beach,
FL
TRUSTEE
Began
serving:
November
1993

CHARLES F.       PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex;                  $000.00         $198,000
MANSFIELD,       Management Consultant.
JR.
Birth Date:      PREVIOUS POSITIONS: Chief Executive Officer, PBTC International Bank; Partner,
April 10,        Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail
1945             Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA
80 South         (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of
Road             Banking and Finance, Frank G. Zarb School of Business, Hofstra University;
Westhampton      Executive Vice President DVC Group, Inc. (marketing, communications and
Beach, NY        technology).
TRUSTEE
Began
serving:
January 1999

JOHN E.          PRINCIPAL OCCUPATIONS: Director or Trustee, and Chairman of the Board of                   $000.00         $234,000
MURRAY, JR.,     Directors or Trustees, of the Federated Fund Complex; Chancellor and Law
J.D., S.J.D.     Professor, Duquesne University; Partner, Murray, Hogue & Lannis.
Birth Date:
December 20,     OTHER DIRECTORSHIPS HELD: Director, Michael Baker Corp. (engineering,
1932             construction, operations and technical services).
Chancellor,
Duquesne         PREVIOUS POSITIONS: President, Duquesne University; Dean and Professor of Law,
University       University of Pittsburgh School of Law; Dean and Professor of Law, Villanova
Pittsburgh,      University School of Law.
PA
TRUSTEE
Began
serving:
February
1995

THOMAS M.        PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex;                  $000.00          $45,000
O'NEILL          Managing Director and Partner, Navigator Management Company, L.P. (investment and
Birth Date:      strategic consulting).
June 14,
1951             OTHER DIRECTORSHIPS HELD: Director, Midway Pacific (lumber); Board of Overseers,
95 Standish      Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Street
P.O. Box         PREVIOUS POSITIONS: Chief Executive Officer and President, Managing Director and
2779             Chief Investment Officer, Fleet Investment Advisors; President and Chief
Duxbury, MA      Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman,
TRUSTEE          Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam
Began            Companies, Boston, MA; and Credit Analyst and Lending Officer, Fleet Bank.
serving:
October 2006
MARJORIE P.      PRINCIPAL OCCUPATIONS:  Director or Trustee of the Federated Fund Complex.                 $000.00         $180,000
SMUTS
Birth Date:      PREVIOUS POSITIONS: Public Relations/Marketing Consultant/Conference Coordinator;
June 21,         National Spokesperson, Aluminum Company of America; television producer;
1935             President, Marj Palmer Assoc.; Owner, Scandia Bord.
4905 Bayard
Street
Pittsburgh,
PA
TRUSTEE
Began
serving:
November
1993

JOHN S.          PRINCIPAL OCCUPATIONS:  Director or Trustee of the Federated Fund Complex;                 $000.00         $180,000
WALSH            President and Director, Heat Wagon, Inc. (manufacturer of construction temporary
Birth Date:      heaters); President and Director, Manufacturers Products, Inc. (distributor of
November 28,     portable construction heaters); President, Portable Heater Parts, a division of
1957             Manufacturers Products, Inc.
2604 William
Drive            PREVIOUS POSITION: Vice President, Walsh & Kelly, Inc.
Valparaiso,
IN
TRUSTEE
Began
serving:
January 1999
JAMES F.         PRINCIPAL OCCUPATIONS:  Director or Trustee of the Federated Fund Complex; Prior           $000.00         $134,416
WILL             to June 2006, Vice Chancellor and President, Saint Vincent College.
Birth Date:
October 12,      OTHER DIRECTORSHIPS HELD: Trustee, Saint Vincent College; Alleghany Corporation.
1938
721 E.           PREVIOUS POSITIONS: Chairman, President and Chief Executive Officer, Armco, Inc.;
McMurray         President and Chief Executive Officer, Cyclops Industries; President and Chief
Road             Operating Officer, Kaiser Steel Corporation.
McMurray PA
TRUSTEE
Began
serving:
April 2006



OFFICERS**




NAME
BIRTH DATE
POSITIONS
HELD WITH
TRUST       PRINCIPAL OCCUPATION(S) AND PREVIOUS POSITION(S)
DATE
SERVICE
BEGAN

JOHN W.     PRINCIPAL OCCUPATIONS: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive
MCGONIGLE   Vice President, Secretary and Director, Federated Investors, Inc.
Birth Date:
October 26, PREVIOUS POSITIONS: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director,
1938        Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
EXECUTIVE
VICE
PRESIDENT
AND
SECRETARY
Began
serving
:November
1993

RICHARD A.  PRINCIPAL OCCUPATIONS: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President,
NOVAK       Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services,
Birth Date: Inc. and Southpointe Distribution Services, Inc.
December
25, 1963    PREVIOUS POSITIONS: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held
TREASURER   various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Began
serving:
January
2006

RICHARD B.  PRINCIPAL OCCUPATIONS: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice
FISHER      Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Birth Date:
May 17,     PREVIOUS POSITIONS: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice
1923        President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.
VICE
PRESIDENT
Began
serving:
November
1993

BRIAN P.    PRINCIPAL OCCUPATIONS: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President
BOUDA       and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda
Birth Date: joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
February
28, 1947
CHIEF
COMPLIANCE
OFFICER
Began
serving:
August 204

STEPHEN F.  PRINCIPAL OCCUPATIONS: Stephen F. Auth is Chief Investment Officer of this Fund and various other Funds in the Federated
AUTH        Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp.
Birth Date: and Federated Equity Management Company of Pennsylvania.
September
3, 1956     PREVIOUS POSITIONS: Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd.
CHIEF       (Investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division;
INVESTMENT  Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and
OFFICER     Portfolio Manager, Prudential Investments.
Began
serving:
November
2002

**Officers do not receive any compensation from the Fund.

In addition, the Fund has appointed an Anti-Money Laundering Compliance Officer.

COMMITTEES OF THE BOARD

                                                                                                                           MEETINGS
BOARD          COMMITTEE                                                                                                   HELD
COMMITTEE      MEMBERS          COMMITTEE FUNCTIONS                                                                        DURING
                                                                                                                           LAST
                                                                                                                           FISCAL
                                                                                                                           YEAR
EXECUTIVE      John F.          In between meetings of the full Board, the Executive Committee generally may exercise      Three
               Donahue          all the powers of the full Board in the management and direction of the business and
               John E.          conduct of the affairs of the Trust in such manner as the Executive Committee shall
               Murray, Jr.,     deem to be in the best interests of the Trust.  However, the Executive Committee
               J.D., S.J.D.     cannot elect or remove Board members, increase or decrease the number of Trustees,
               John S.          elect or remove any Officer, declare dividends, issue shares or recommend to
               Walsh            shareholders any action requiring shareholder approval.

AUDIT          Thomas G.        The purposes of the Audit Committee are to oversee the accounting and financial            Six
               Bigley           reporting process of the Fund, the Fund`s internal control over financial reporting,
               John T.          and the quality, integrity and independent audit of the Fund`s financial statements.
               Conroy, Jr.      The Committee also oversees or assists the Board with the oversight of compliance with
               Nicholas P.      legal requirements relating to those matters, approves the engagement and reviews the
               Constantakis     qualifications, independence and performance of the Fund`s independent registered
               Charles F.       public accounting firm, acts as a liaison between the independent registered public
               Mansfield,       accounting firm and the Board and reviews the Fund`s internal audit function.
               Jr.

NOMINATING     Thomas G.        The Nominating Committee, whose members consist of all Independent Trustees, selects       One
               Bigley           and nominates persons for election to the Fund`s Board when vacancies occur. The
               John T.          Committee will consider candidates recommended by shareholders, Independent Trustees,
               Conroy, Jr.      officers or employees of any of the Fund`s agents or service providers and counsel to
               Nicholas P.      the Fund. Any shareholder who desires to have an individual considered for nomination
               Constantakis     by the Committee must submit a recommendation in writing to the Secretary of the Fund,
               John F.          at the Fund's address appearing on the back cover of this Statement of Additional
               Cunningham       Information. The recommendation should include the name and address of both the
               Peter E.         shareholder and the candidate and detailed information concerning the candidate's
               Madden           qualifications and experience. In identifying and evaluating candidates for
               Charles F.       consideration, the Committee shall consider such factors as it deems appropriate.
               Mansfield,       Those factors will ordinarily include:  integrity, intelligence, collegiality,
               Jr.              judgment, diversity, skill, business and other experience, qualification as an
               John E.          "Independent Trustee," the existence of material relationships which may create the
               Murray, Jr.      appearance of a lack of independence, financial or accounting knowledge and
               Thomas M.        experience, and dedication and willingness to devote the time and attention necessary
               O'Neill          to fulfill Board responsibilities.
               Marjorie P.
               Smuts
               John S.
               Walsh
               James F.
               Will


BOARD OWNERSHIP OF SHARES IN THE FUND AND IN THE FEDERATED FAMILY OF INVESTMENT COMPANIES AS OF DECEMBER 31, 2007

TO BE FILED BY AMENDMENT

                                                                                           AGGREGATE
                                                                                     DOLLAR RANGE OF
                                                            DOLLAR RANGE OF          SHARES OWNED IN
INTERESTED                                                     SHARES OWNED      FEDERATED FAMILY OF
BOARD MEMBER NAME                     IN FEDERATED BALANCED ALLOCATION FUND     INVESTMENT COMPANIES
John F. Donahue                                             $00.00 - $00.00            Over $100,000
J. Christopher Donahue                                      $00.00 - $00.00            Over $100,000
Lawrence D. Ellis, M.D.                                     $00.00 - $00.00            Over $100,000

INDEPENDENT
BOARD MEMBER NAME
Thomas G. Bigley                                            $00.00 - $00.00            Over $100,000
John T. Conroy, Jr.                                         $00.00 - $00.00            Over $100,000
Nicholas P. Constantakis                                    $00.00 - $00.00            Over $100,000
John F. Cunningham                                          $00.00 - $00.00            Over $100,000
Peter E. Madden                                             $00.00 - $00.00            Over $100,000
Charles F. Mansfield, Jr.                                   $00.00 - $00.00            Over $100,000
John E. Murray, Jr., J.D., S.J.D.                           $00.00 - $00.00            Over $100,000
Thomas M. O'Neill                                           $00.00 - $00.00            Over $100,000
Marjorie P. Smuts                                           $00.00 - $00.00            Over $100,000
John S. Walsh                                               $00.00 - $00.00            Over $100,000
James F. Will                                               $00.00 - $00.00                     None

INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.


PORTFOLIO MANAGER INFORMATION
The following information about the Fund's Portfolio Managers is provided as of the end of the Fund's most recently completed fiscal year.


TO BE FILED BY AMENDMENT



PORTFOLIO MANAGER INFORMATION FOR THE UNDERLYING FUNDS



FEDERATED INTERCONTINENTAL FUND. (FICF)

FEDERATED CAPITAL APPRECIATION FUND (FCAF)

FEDERATED KAUFMANN FUND (FKF)

FEDERATED INTERMEDIATE CORPORATE BOND FUND (FICBF)

TO BE FILED BY AMENDMENT



SERVICES AGREEMENT
Federated Advisory Services Company, an affiliate of the Adviser, provides research, quantitative analysis, equity trading and transaction settlement and certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund.


SERVICES AGREEMENT
Federated Advisory Services Company, an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund.


OTHER RELATED SERVICES
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.


CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, as well as Shares of the Fund, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.


VOTING PROXIES ON FUND PORTFOLIO SECURITIES
The Board has delegated to the Adviser authority to vote proxies on the securities held in the Fund's portfolio. The Board has also approved the Adviser's policies and procedures for voting the proxies, which are described below.


PROXY VOTING POLICIES
The Adviser's general policy is to cast proxy votes in favor of proposals that the Adviser anticipates will enhance the long-term value of the securities being voted. Generally, this will mean voting for proposals that the Adviser believes will: improve the management of a company; increase the rights or preferences of the voted securities; and/or increase the chance that a premium offer would be made for the company or for the voted securities.

The following examples illustrate how these general policies may apply to proposals submitted by a company's board of directors. However, whether the Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.

On matters of corporate governance, generally the Adviser will vote for proposals to: require independent tabulation of proxies and/or confidential voting by shareholders; reorganize in another jurisdiction (unless it would reduce the rights or preferences of the securities being voted); and repeal a shareholder rights plan (also known as a "poison pill"). The Adviser will generally vote against the adoption of such a plan (unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company).

On matters of capital structure, generally the Adviser will vote: against proposals to authorize or issue shares that are senior in priority or voting rights to the securities being voted; for proposals to grant preemptive rights to the securities being voted; and against proposals to eliminate such preemptive rights.

On matters relating to management compensation, generally the Adviser will vote: for stock incentive plans that align the recipients' interests with the interests of shareholders without creating undue dilution; and against proposals that would permit the amendment or replacement of outstanding stock incentives with new stock incentives having more favorable terms.

On matters relating to corporate transactions, the Adviser will vote proxies relating to proposed mergers, capital reorganizations, and similar transactions in accordance with the general policy, based upon its analysis of the proposed transaction. The Adviser will vote proxies in contested elections of directors in accordance with the general policy, based upon its analysis of the opposing slates and their respective proposed business strategies. Some transactions may also involve proposed changes to the company's corporate governance, capital structure or management compensation. The Adviser will vote on such changes based on its evaluation of the proposed transaction or contested election. In these circumstances, the Adviser may vote in a manner contrary to the general practice for similar proposals made outside the context of such a proposed transaction or change in the board. For example, if the Adviser decides to vote against a proposed transaction, it may vote for anti-takeover measures reasonably designed to prevent the transaction, even though the Adviser typically votes against such measures in other contexts.

The Adviser generally votes against proposals submitted by shareholders without the favorable recommendation of a company's board. The Adviser believes that a company's board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board.

In addition, the Adviser will not vote if it determines that the consequences or costs outweigh the potential benefit of voting. For example, if a foreign market requires shareholders casting proxies to retain the voted shares until the meeting date (thereby rendering the shares "illiquid" for some period of time), the Adviser will not vote proxies for such shares.


PROXY VOTING PROCEDURES
The Adviser has established a Proxy Voting Committee (Proxy Committee), to exercise all voting discretion granted to the Adviser by the Board in accordance with the proxy voting policies. The Adviser has hired Institutional Shareholder Services (ISS) to obtain, vote, and record proxies in accordance with the Proxy Committee's directions. The Proxy Committee directs ISS by means of Proxy Voting Guidelines, and ISS may vote any proxy as directed in the Proxy Voting Guidelines without further direction from the Proxy Committee (and may make any determinations required to implement the Proxy Voting Guidelines). However, if the Proxy Voting Guidelines require case-by-case direction for a proposal, ISS will provide the Proxy Committee with all information that it has obtained regarding the proposal and the Proxy Committee will provide specific direction to ISS. The Adviser's proxy voting procedures generally permit the Proxy Committee to amend the Proxy Voting Guidelines, or override the directions provided in such Guidelines, whenever necessary to comply with the proxy voting policies.


CONFLICTS OF INTEREST
The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of the Fund (and its shareholders) and those of the Adviser or Distributor. This may occur where a significant business relationship exists between the Adviser (or its affiliates) and a company involved with a proxy vote. A company that is a proponent, opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant business relationship, is referred to as an "Interested Company."

The Adviser has implemented the following procedures in order to avoid concerns that the conflicting interests of the Adviser have influenced proxy votes. Any employee of the Adviser who is contacted by an Interested Company regarding proxies to be voted by the Adviser must refer the Interested Company to a member of the Proxy Committee, and must inform the Interested Company that the Proxy Committee has exclusive authority to determine how the Adviser will vote. Any Proxy Committee member contacted by an Interested Company must report it to the full Proxy Committee and provide a written summary of the communication. Under no circumstances will the Proxy Committee or any member of the Proxy Committee make a commitment to an Interested Company regarding the voting of proxies or disclose to an Interested Company how the Proxy Committee has directed such proxies to be voted. If the Proxy Voting Guidelines already provide specific direction on the proposal in question, the Proxy Committee shall not alter or amend such directions. If the Proxy Voting Guidelines require the Proxy Committee to provide further direction, the Proxy Committee shall do so in accordance with the proxy voting policies, without regard for the interests of the Adviser with respect to the Interested Company. If the Proxy Committee provides any direction as to the voting of proxies relating to a proposal affecting an Interested Company, it must disclose to the Fund's Board information regarding: the significant business relationship; any material communication with the Interested Company; the matter(s) voted on; and how, and why, the Adviser voted as it did.

If the Fund holds shares of another investment company for which the Adviser (or an affiliate) acts as an investment adviser, the Proxy Committee will vote the Fund's proxies in the same proportion as the votes cast by shareholders who are not clients of the Adviser at any shareholders' meeting called by such investment company, unless otherwise directed by the Board.

PROXY VOTING REPORT
A report on "Form N-PX" of how the Fund voted any proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information", then select the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.


PORTFOLIO HOLDINGS INFORMATION
Information concerning the Fund's portfolio holdings is available in the "Products" section of Federated's website at FederatedInvestors.com. A complete listing of the Fund's portfolio holdings as of the end of each calendar quarter is posted on the website 30 days (or the next business day) after the end of the quarter and remains posted until replaced by the information for the succeeding
quarter.   Summary portfolio composition information as of the close of each month (except for recent purchase and sale transaction information, which is updated quarterly) is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include identification of the Fund's top ten holdings, recent purchase and sale transactions and a percentage breakdown of the portfolio by composition.

To access this information from the "Products" section of the website, click on the "Portfolio Holdings" link under "Related Information" and select the appropriate link opposite the name of the Fund, or select the name of the Fund, and from the Fund's page click on the "Portfolio Holdings" or "Composition" link.

You may also access portfolio information as of the end of the Fund's fiscal quarters from the "Products" section of the website. The Fund's annual and semiannual reports, which contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters, may be accessed by selecting the "Prospectuses and Regulatory Reports" link under "Related Information" and selecting the link to the appropriate PDF. Complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters may be accessed by selecting "Portfolio Holdings" from the "Products" section and then selecting the appropriate link opposite the name of the Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.

The disclosure policy of the Fund and the Adviser prohibits the disclosure of portfolio holdings information to any investor or intermediary before the same information is made available to other investors. Employees of the Adviser or its affiliates who have access to nonpublic information concerning the Fund's portfolio holdings are prohibited from trading securities on the basis of this information. Such persons must report all personal securities trades and obtain pre-clearance for all personal securities trades other than mutual fund shares.

Firms that provide administrative, custody, financial, accounting, legal or other services to the Fund may receive nonpublic information about Fund portfolio holdings for purposes relating to their services. The Fund may also provide portfolio holdings information to publications that rate, rank or otherwise categorize investment companies. Traders or portfolio managers may provide "interest" lists to facilitate portfolio trading if the list reflects only that subset of the portfolio for which the trader or portfolio manager is seeking market interest. A list of service providers, publications and other third parties who may receive nonpublic portfolio holdings information appears in the Appendix to this SAI.

The furnishing of nonpublic portfolio holdings information to any third party (other than authorized governmental or regulatory personnel) requires the prior approval of the President of the Adviser and of the Chief Compliance Officer of the Fund. The President of the Adviser and the Chief Compliance Officer will approve the furnishing of nonpublic portfolio holdings information to a third party only if they consider the furnishing of such information to be in the best interests of the Fund and its shareholders. In that regard, and to address possible conflicts between the interests of Fund shareholders and those of the Adviser and its affiliates, the following procedures apply. No consideration may be received by the Fund, the Adviser, any affiliate of the Adviser or any of their employees in connection with the disclosure of portfolio holdings information. Before information is furnished, the third party must sign a written agreement that it will safeguard the confidentiality of the information, will use it only for the purposes for which it is furnished and will not use it in connection with the trading of any security. Persons approved to receive nonpublic portfolio holdings information will receive it as often as necessary for the purpose for which it is provided. Such information may be furnished as frequently as daily and often with no time lag between the date of the information and the date it is furnished. The Board receives and reviews annually a list of the persons who receive nonpublic portfolio holdings information and the purposes for which it is furnished.


BROKERAGE TRANSACTIONS AND INVESTMENT ALLOCATION
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). The Adviser may also direct certain portfolio trades to a broker that, in turn, pays a portion of the Fund's operating expenses. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser and accounts managed by affiliates of the Adviser. Except as noted below, when the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund. Investments for Federated Kaufmann Fund and other accounts managed by that fund's portfolio managers in initial public offerings ("IPO") are made independently from any other accounts, and much of their non-IPO trading may also be conducted independently from other accounts. Trading and allocation of investments, including IPOs, for accounts managed by Federated MDTA LLC are also made independently from the Fund. Investment decisions, and trading, for certain separately managed or wrap-fee accounts, and other accounts, of Federated Investment Counseling and Federated MDTA LLC, both affiliates of the Adviser, also are generally made, and conducted, independently from the Fund. It is possible that such independent trading activity could adversely impact the prices paid or received and/or positions obtained or disposed of by the Fund.


On November 30, 2007, the Fund owned securities of the following regular broker/dealers: [identify issuer name and aggregate dollar amount of debt and equity securities held by Fund].


TO BE FILED BY AMENDMENT


RESEARCH SERVICES
Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

For the fiscal year ended, (insert date of last fiscal year end), the Fund's Adviser directed brokerage transactions to certain brokers due to research services they provided. The total amount of these transactions was $[_______] for which the Fund paid $[_______] in brokerage commissions.

TO BE FILED BY AMENDMENT


ADMINISTRATOR
Federated Administrative Services (FAS), a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. FAS provides these at the following annual rates, based on the average aggregate daily net assets of the Fund and most of the other Federated funds:

                        AVERAGE AGGREGATE DAILY
 ADMINISTRATIVE FEE     NET ASSETS OF THE FEDERATED FUNDS
 0.150 of 1%            on the first $5 billion
 0.125 of 1%            on the next $5 billion
 0.100 of 1%            on the next $10 billion
 0.075 of 1%            on assets over $20 billion
The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

FAS also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.


CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
State Street Bank and Trust Company, the Fund's registered transfer agent, maintains all necessary shareholder records.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The independent registered public accounting firm for the Fund, KPMG LLP, conducts its audits in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.


FEES PAID BY THE FUND FOR SERVICES

TO BE FILED BY AMENDMENT
 FOR THE YEAR ENDED NOVEMBER 30
                                    2007R     2006 1
 Advisory Fee Earned                $--       $--
 Advisory Fee Reduction             ---       --
 Advisory Fee Reimbursement         --        --
 Brokerage Commissions              --        --
 Administrative Fee                 --        --
 12B-1 FEE:
  Class B Shares                    $         46,645
  Class C Shares                              14,087
 SHAREHOLDER SERVICES FEE:
  Class A Shares                              --
  Class B Shares                              --
  Class C Shares                              --
1.  Reflects Start of Performance on December 23, 2005 through November 30, 2006



Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable class of Shares.

Includes $_____ paid to a company affiliated with management of Federated.

TO BE FILED BY AMENDMENT

HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the SEC's standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.


AVERAGE ANNUAL TOTAL RETURNS AND YIELD
Total returns are given for the one-year and Start of Performance periods ended November 30, 2007.

Yield is given for the 30-day period ended November 30, 2007.

TO BE FILED BY AMENDMENT

                                                                                   START OF
                                                                                   PERFORMANCE ON
                                                      30-DAY PERIOD     1 YEAR     12/23/2005
CLASS A SHARES
Total Return
  Before Taxes                                        N/A               %          %
  After Taxes on Distributions                        N/A               %          %
  After Taxes on Distributions and Sale of Shares
                                                      N/A               %          %
Yield                                                 %                 N/A        N/A


                                                                                   START OF
                                                                                   PERFORMANCE ON
                                                      30-DAY PERIOD     1 YEAR     12/23/2005
CLASS B SHARES
Total Return
  Before Taxes                                        N/A               %          %
  After Taxes on Distributions                        N/A               %          %
  After Taxes on Distributions and Sale of Shares
                                                      N/A               %          %
Yield                                                 %                 N/A        N/A


                                                                                   START OF
                                                                                   PERFORMANCE ON
                                                      30-DAY PERIOD     1 YEAR     12/23/2005
CLASS C SHARES
Total Return
  Before Taxes                                        N/A               %          %
  After Taxes on Distributions                        N/A               %          %
  After Taxes on Distributions and Sale of Shares
                                                      N/A               %          %
Yield                                                 %                 N/A        N/A



TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

Total returns after taxes are calculated in a similar manner, but reflect additional standard assumptions required by the SEC.


YIELD
The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent financial intermediaries charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.



WHO IS FEDERATED INVESTORS, INC.?

Federated and its subsidiaries are dedicated to providing you with world-class investment management. With offices in Pittsburgh, New York City and Frankfurt, Federated is a firm with independent research, product breadth and industry standing.

Federated seeks to achieve superior and sustainable investment performance for a broad array of global clients through a disciplined investment process and an information advantage created by proprietary fundamental research. Federated is distinctive in our disciplined process that integrates proprietary research with trading and portfolio management.


FEDERATED FUNDS OVERVIEW

EQUITIES
As  of  December  31,  2006,  Federated  managed  48   equity   funds   totaling
approximately $28.7 billion in assets across growth, value, equity income, international, index and sector allocation styles.


TAXABLE FIXED-INCOME
As of December 31, 2006, Federated managed 35 taxable bond funds including: high-yield, multi-sector, mortgage-backed, U.S. government, U.S. corporate and international, with assets approximating $15.2 billion.


TAX FREE FIXED-INCOME
As of December 31, 2006, Federated managed 14 municipal bond funds with approximately $2.9 billion in assets and 22 municipal money market funds with approximately $27.6 billion in total assets.


MONEY MARKET FUNDS
As of December 31, 2006, Federated managed $155.2 billion in assets across 51 money market funds, including 17 government, 11 prime, 22 municipal and 1 euro-denominated with assets approximating $63.5 billion, $64.0 billion, $27.6 billion and $82.9 million.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: Stephen F. Auth, CFA, for Global Equity; Robert J. Ostrowski, CFA, for Taxable Fixed-Income; Mary Jo Ochson, CFA, for Tax Free Fixed-Income; and Deborah A. Cunningham, CFA, for Money Market Funds.



FINANCIAL INFORMATION

The Financial Statements for the Fund for the fiscal year ended November 30, 2007 are incorporated herein by reference to the Annual Report to Shareholders of dated November 30, 2007.



INVESTMENT RATINGS


STANDARD & POOR'S (S&P) LONG-TERM DEBT RATING DEFINITIONS
AAA--Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA--Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A--High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB--Good credit quality. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB--Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment-grade.

B--Highly speculative. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C--High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A 'CC' rating indicates that default of some kind appears probable. 'C' ratings signal imminent default.


D--In payment default. The 'D' rating category is used when payments on a financial commitment are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on a financial commitment are jeopardized.


MOODY'S INVESTORS SERVICE (MOODY'S) LONG-TERM DEBT RATINGS
AAA-- Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA-- Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A-- Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

BAA-Bonds and preferred stock which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA-Bonds and preferred stock which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B-Bonds and preferred stock which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA-Bonds and preferred stock which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA-Bonds and preferred stock which are rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C-Bonds and preferred stock which are rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated AA by S&P or Aa by Moody's.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated A by S&P or Moody's.


FITCH RATINGS LONG-TERM DEBT RATING DEFINITIONS
AAA--HIGHEST CREDIT QUALITY. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA--VERY HIGH CREDIT QUALITY. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A--HIGH CREDIT QUALITY. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB--GOOD CREDIT QUALITY. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB--SPECULATIVE. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment-grade.

B--HIGHLY SPECULATIVE. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.


MOODY'S COMMERCIAL PAPER RATINGS
PRIME-1--Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2--Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


S&P COMMERCIAL PAPER RATINGS
A-1-- A short-term obligation rated 'A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2-- A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.


FITCH RATINGS COMMERCIAL PAPER RATING DEFINITIONS
F-1--Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the "best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a "+" is added to the assigned rating.

F-2-- Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.


A.M. BEST LONG-TERM DEBT RATINGS
An A.M. Best Long-Term Debt Rating (issue credit rating) is an opinion as to the issuer's ability to meet its financial obligations to security holders when due. These ratings are assigned to debt and preferred stock issues.

AAA-EXCEPTIONAL. Assigned to issues where the issuer has, in A.M. Best's opinion, an exceptional ability to meet the terms of the obligation.

AA-VERY STRONG. Assigned to issues where the issuer has, in A.M. Best's opinion, a very strong ability to meet the terms of the obligation.

A-STRONG. Assigned to issues where the issuer has, in A.M. Best's opinion, a strong ability to meet the terms of the obligation.

BBB-ADEQUATE. Assigned to issues where the issuer has, in A.M. Best's opinion, an adequate ability to meet the terms of the obligation; however, is more susceptible to changes in economic or other conditions.

BB-SPECULATIVE. Assigned to issues where the issuer has, in A.M. Best's opinion, speculative credit characteristics, generally due to a moderate margin of principal and interest payment protection and vulnerability to economic changes. .

B-VERY SPECULATIVE. Assigned to issues where the issuer has, in A.M. Best's opinion, very speculative credit characteristics, generally due to a modest margin of principal and interest payment protection and extreme vulnerability to economic changes. .

CCC, CC, C-EXTREMELY SPECULATIVE. Assigned to issues where the issuer has, in A.M. Best's opinion, extremely speculative credit characteristics, generally due to a minimal margin of principal and interest payment protection and/or limited ability to withstand adverse changes in economic or other conditions.

D-IN DEFAULT. In default on payment of principal, interest or other terms and conditions. The rating also is utilized when a bankruptcy petition, or similar action, has been filed.

Ratings from "aa" to "ccc" may be enhanced with a "+" (plus) or "-" (minus) to indicate whether credit quality is near the top or bottom of a category. A company's Long-Term Credit Rating also may be assigned an Under Review modifier ("u") that generally is event-driven (positive, negative or developing) and indicates that the company's A.M. Best Rating opinion is under review and may be subject to near-term change. Ratings prefixed with an ("i") denote indicative ratings. Ratings may also be assigned a Public Data modifier ("pd") which indicates that a company does not subscribe to A.M. Best's interactive rating process.


A.M. BEST SHORT-TERM DEBT RATINGS
An A.M. Best Short-Term Debt Rating (issue credit rating) is an opinion as to the issuer's ability to meet its obligations having maturities generally less than one year, such as commercial paper.

AMB-1+ -STRONGEST. Assigned to issues where the issuer has, in A.M. Best's opinion, the strongest ability to repay short-term debt obligations.

AMB-1 -OUTSTANDING. Assigned to issues where the issuer has, in A.M. Best's opinion, an outstanding ability to repay short-term debt obligations.

AMB-2 -SATISFACTORY. Assigned to issues where the issuer has, in A.M. Best's opinion, a satisfactory ability to repay short-term debt obligations.

AMB-3 -ADEQUATE. Assigned to issues where the issuer has, in A.M. Best's opinion, an adequate ability to repay short-term debt obligations; however, adverse economic conditions will likely lead to a reduced capacity to meet its financial commitments on short-term debt obligations.

AMB-4 -SPECULATIVE. Assigned to issues where the issuer has, in A.M. Best's opinion, speculative credit characteristics and is vulnerable to economic or other external changes, which could have a marked impact on the company's ability to meet its commitments on short-term debt obligations.

D-IN DEFAULT. In default on payment of principal, interest or other terms and conditions. The rating also is utilized when a bankruptcy petition, or similar action, has been filed.

A company's Short-Term Credit Rating also may be assigned an Under Review modifier ("u") that generally is event-driven (positive, negative or developing) and indicates that the company's A.M. Best Rating opinion is under review and may be subject to near-term change. Ratings prefixed with an ("i") denote indicative ratings.


A.M. BEST RATING OUTLOOK
A.M. Best Credit Ratings (aaa to c) are assigned a Rating Outlook that indicates the potential direction of a company's rating for an intermediate period, generally defined as the next 12 to 36 months. Public Data Ratings are not assigned an Outlook. Ratings Outlooks are as follows:

POSITIVE-Indicates a company's financial/market trends are favorable, relative to its current rating level, and if continued, the company has a good possibility of having its rating upgraded.

NEGATIVE-Indicates a company is experiencing unfavorable financial/market trends, relative to its current rating level, and if continued, the company has a good possibility of having its rating downgraded.

STABLE-Indicates a company is experiencing stable financial/market trends and that there is a low likelihood that its rating will change in the near term.

ADDRESSES


FEDERATED BALANCED ALLOCATION FUND

Class A Shares

Class B Shares

Class C Shares



Federated Investors Funds

5800 Corporate Drive

Pittsburgh, PA 15237-7000


DISTRIBUTOR
Federated Securities Corp.

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, PA 15222-3779


INVESTMENT ADVISER
Federated Global Investment Management Corp.

450 Lexington Avenue, Suite 3700

New York, NY 10017-3943]


CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
State Street Bank and Trust Company

P.O. Box 8600

Boston, MA 02266-8600


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP
99 High Street
Boston, MA 02110


APPENDIX

The following is a list of persons other than the Adviser and its affiliates that may receive nonpublic portfolio holdings information concerning the Fund:


CUSTODIAN
State Street Bank and Trust Company


SECURITIES LENDING AGENT
None


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP

KPMG LLP


LEGAL COUNSEL
ReedSmith LLP

Dickstein Shapiro LLP


SERVICE PROVIDERS
Bloomberg

Factset

Institutional Shareholder Services, Inc.

Investor Responsibility Research Center

Wilshire Associates, Inc.


SECURITY PRICING SERVICES
FT Interactive Data

Reuters


RATINGS AGENCIES
Standard & Poor's


PERFORMANCE REPORTING/PUBLICATIONS
Fidelity-Strategic Advisors

Lipper

Morningstar

Morningstar Associates

NASDAQ

Value Line

Wiesenberger/Thompson Financial


OTHER
Investment Company Institute

Astec Consulting Group Inc.













                                -4-






PART C.      OTHER INFORMATION.

Item 23.     Exhibits:

             (a)    (i)          Conformed copy of Amended and Restated
                                 Declaration of Trust of the Registrant;
                                 (12)
                    (ii)         Conformed copy of Amendment No. 7 to
                                 the Declaration of Trust; (15)
                    (iii)        Conformed Copy of Amendment No. 8 to
                                 the Declaration of Trust; (16)
                    (vi)         Conformed Copy of Amendment No. 9 and
                                 10 to the Declaration of Trust; (18)
             (b)    (i)          Copy of By-Laws of the Registrant; (1)
                    (ii)         Copy of Amendment No. 1 to the By-Laws
                                 of the Registrant; (12)
                    (iii)        Copy of Amendment No. 2 to the By-Laws
                                 of the Registrant; (9)
                    (iv)         Copy of Amendment No. 3 to the By-Laws
                                 of the Registrant; (9)
                    (v)          Copy of Amendment No. 4 to the By-Laws
                                 of the Registrant; (9)
                    (vi)         Copy of Amendment No. 5 to the By-Laws
                                 of the Registrant; (14)
                    (vii)        Copy of Amendment No. 6 to the By-Laws
                                 of the Registrant; (15)
                    (viii)       Copy of Amendment No. 7 to the By-Laws
                                 of the Registrant; (16)
                    (ix)         Copy of Amendment No. 8 to the By-Laws
                                 of the Registrant; (18)
             (c)                 Copy of Specimen Certificate for Shares
                                 of Beneficial Interest of the
                                 Registrant; (2)
             (d)    (i)          Conformed copy of Investment Advisory
                                 Contract of the Registrant; (3)
                    (ii)         Conformed copy of Exhibits A-D to the
                                 Investment Advisory Contract of the
                                 Registrant; (13)
                    (iii)        Conformed copy of an Amendment to the
                                 Investment Advisory Contract of the
                                 Registrant; (13)
                    (iv)         Conformed copy of Sub-Advisory Contract
                                 of the Registrant ;(15)
                    (v)          Conformed copy of Assignment of
                                 Investment Advisory Contract and Sub-
                                 Advisory Agreement; (15)
             (e)    (i)          Conformed copy of Distributor's
                                 Contract of the Registrant; (3)
                    (ii)         Conformed copy of Exhibit A to the
                                 Distributor's Contract of the
                                 Registrant;(3)
                    (iii)        Conformed copy of Exhibit B to the
                                 Distributor's Contract of the
                                 Registrant;(3)
                    (iv)         Conformed copy of Exhibit C to the
                                 Distributor's Contract of the
                                 Registrant;(3)
                    (v)          Conformed copy of Exhibit D to the
                                 Distributor's Contract of the
                                 Registrant;(3)
                    (vi)         Conformed copy of Exhibit E to the
                                 Distributor's Contract of the
                                 Registrant;(3)
                    (vii)        Conformed copy of Exhibit F to the
                                 Distributor's Contract of the
                                 Registrant;(3)
                    (vi)         Conformed copy of Exhibit G to the
                                 Distributor's Contract of the
                                 Registrant;(3)
                    (ix)         Conformed copy of Exhibit H to the
                                 Distributor's Contract of the
                                 Registrant;(3)
                    (x)          Conformed copy of an Amendment to the
                                 Distributor's Contract of the
                                 Registrant; (13)
                    (xi)         Conformed Copy of Amendments to the
                                 Distributor's Contract between The
                                 Federated Funds and Federated
                                 Securities Corp.; (15)
                    (xii)        The Registrant hereby incorporates the
                                 conformed copy of the specimen Mutual
                                 Funds Sales and Service Agreement;
                                 Mutual Funds Service Agreement; and
                                 Plan Trustee/Mutual Funds Service
                                 Agreement from Item 24(b)(6) of the
                                 Cash Trust Series II Registration
                                 Statement on Form N-1A, filed with the
                                 Commission on July 24, 1995. (File
                                 Numbers 33-38550 and 811-6269);
             (f)                 Not applicable;
             (g)    (i)          Conformed copy of Custodian Contract of
                                 the Registrant; (4)
                    (ii)         Conformed copy of an Amendment to the
                                 Custodian Contract of the Registrant;
                                 (13)
                    (iii)        Conformed copy of Custodian Fee
                                 Schedule; (7)
             (h)    (i)          Conformed copy of Amended and Restated
                                 Agreement for Fund Accounting Services,
                                 Administrative Services, Shareholder
                                 Transfer Agency Services and Custody
                                 Services Procurement; (6)
                    (ii)         Conformed copy of an Amendment to the
                                 Agreement for Fund Accounting Services,
                                 Administrative Services, Shareholder
                                 Transfer Agency Services and Custody
                                 Services Procurement; (13)
                    (iii)        The Registrant hereby incorporates the
                                 conformed copy of the Second Amended
                                 and Restated Services Agreement from
                                 Item (h)(v) of the Investment Series
                                 Funds, Inc. Registration Statement on
                                 Form N-1A, filed with the Commission on
                                 January 23, 2002. (File Nos. 33-48847
                                 and 811-07021);
                    (iv)         The Registrant hereby incorporates the
                                 conformed copy of the Shareholder
                                 Services Sub-Contract between Fidelity
                                 and Federated Shareholder Services from
                                 Item 24(b)(9)(iii) of the Federated
                                 GNMA Trust Registration Statement of
                                 Form N-1A, filed with the Commission on
                                 March 25, 1996. (File Nos. 2-75670 and
                                 811-3375);
                    (v)          The responses described in Item
                                 23(e)(xi) are hereby incorporated by
                                 reference;
                    (vi)         The Registrant hereby incorporates the
                                 conformed copy of Amendment No. 2 to
                                 the Amended and Restated Agreement for
                                 Fund Accounting Services,
                                 Administrative Services, Transfer
                                 Agency Services and Custody Services
                                 Procurement form Item 23 (h)(v) of the
                                 Federated U.S. Government Securities
                                 Fund: 2-5 Years Registration Statement
                                 on Form N-1A filed with the Commission
                                 on March 30, 2004. (File Nos. 2-75769
                                 and 811-3387);
                    (vii)        The Registrant hereby incorporates the
                                 conformed copy of Amendment No. 3 to
                                 the Amended and Restated Agreement for
                                 Fund Accounting Services,
                                 Administrative Services, Transfer
                                 Agency Services and Custody Services
                                 Procurement form Item 23 (h)(v) of the
                                 Federated U.S. Government Securities
                                 Fund: 2-5 Years Registration Statement
                                 on Form N-1A filed with the Commission
                                 on March 30, 2004. (File Nos. 2-75769
                                 and 811-3387);
                    (viii)       The Registrant hereby incorporates by
                                 reference the conformed copy of the
                                 Agreement for Administrative Services
                                 from Item 23 (h)(vix) of the Federated
                                 Index Trust Registration Statement on
                                 Form N-1A, filed with the Commission on
                                 December 30, 2003. (File Nos. 33-33852
                                 and 811-6061);
                    (ix)         The Registrant hereby incorporates the
                                 conformed copy of the Second Amended
                                 and Restated Services Agreement, with
                                 attached Schedule 1 revised 6/30/04,
                                 from Item (h)(vii) of the Cash Trust
                                 Series, Inc. Registration Statement on
                                 Form N-1A, filed with the Commission on
                                 July 29, 2004. (File Nos. 33-29838 and
                                 811-5843);
                    (x)          The Registrant hereby incorporates the
                                 conformed copy of the Financial
                                 Administration and Accounting Services
                                 Agreement, with attached Exhibit A
                                 revised 6/30/04, from Item (h)(viii) of
                                 the Cash Trust Series, Inc.
                                 Registration Statement on Form N-1A,
                                 filed with the Commission on July 29,
                                 2004. (File Nos. 33-29838 and 811-
                                 5843);
                    (xi)         The Registrant hereby incorporates the
                                 conformed copy of Transfer Agency and
                                 Service Agreement between the Federated
                                 Funds and State Street Bank and Trust
                                 Company from Item 23(h)(viii)of the
                                 Federated Total Return Government Bond
                                 Fund Registration Statement on Form N-
                                 1A, filed with the Commission on April
                                 28, 2006 (File Nos. 33-60411 and 811-
                                 07309);
                    (xii)        The Registrant hereby incorporates by
                                 reference the conformed copy of
                                 Amendment No. 3 to the Agreement for
                                 Administrative Services between
                                 Federated Administrative Services
                                 Company and the Registrant dated June
                                 1, 2005, from Item 23 (h) (ii) of the
                                 Cash Trust Series, Inc. Registration
                                 Statement on Form N-1A, filed with the
                                 Commission on July 27, 2005. (File Nos.
                                 33-29838 and 811-5843);

             (i)                 Conformed copy of Opinion and Consent
                                 of Counsel as to legality of shares
                                 being registered; (2)
             (j)                 Conformed copy of Report of Independent
                                 Registered Public Accounting Firm; (18)
             (k)                 Not applicable;
             (l)                 Conformed copy of Initial Capital
                                 Understanding; (2)
             (m)    (i)          Conformed copy of Distribution Plan of
                                 the Registrant; (4)
                    (ii)         Conformed copy of Exhibits A-D of the
                                 Distribution Plan of the Registrant;
                                 (13)
                    (iii)        Conformed copy of Exhibits B-E of the
                                 Distribution Plan of the Registrant;
                                 (18)
                    (iii)        The responses described in Item
                                 23(e)(xi) are hereby incorporated by
                                 reference;
                    (iv)         Conformed copy of Distribution Plan of
                                 the Registrant; (16)
                                 The Registrant hereby incorporates the
             (n)                 Copy of the Multiple Class Plan and attached
                                 Exhibits from Item (n) of the Federated Short
                                 Term Municipal Trust Registration Statement on
                                 Form N-1A, filed with the Commission on August
                                 28, 2006. (File Nos. 2-72277 and 811-3181)
             (o)    (i)          Conformed copy of Power of Attorney of
                                 the Registrant; (12)
                    (ii)         Conformed copy of Power of Attorney of
                                 Chief Investment Officer of the
                                 Registrant; (14)

                    (iii)        Conformed copy of Limited Power of
                                 Attorney; (11)
                    (iv) Conformed copy of Power of Attorney of the Registrant of Treasurer; (18)
                    (v) Conformed copy of Power of Attorney of the Registrant; (18)
                    (vi)         Conformed copy of Power of Attorney of
                                 Trustee; +
                    (vii)        Conformed copy of Power of Attorney of
                                 Trustee; (19)
             (p) The Registrant hereby incorporates the conformed copy of the Federated Investors, Inc. Code of Ethics for Access Persons, effective 1/1/2005, from Item 23(p) of the Money Market Obligations Trust Registration
                                 Statement on Form N-1A, filed with the
                                 Commission on February 25, 2005.  (File
                                 Nos. 33-31602 and 811-5950);



+ All exhibits have been filed electronically.

1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed December 2, 1993 (File Nos. 33-51247 and 811-7129).
2. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed February 11, 1994 (File Nos. 33-51247 and 811-7129).
3. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 2 on Form N-1A filed March 2, 1994 (File Nos. 33-51247 and 811-7129).
4. Response is incorporated by reference to Registrant's Post Effective Amendment No. 1 on Form N-1A filed September 30, 1994 (File Nos. 33-51247 and 811-7129).
6. Response is incorporated by reference to Registrant's Post Effective Amendment No. 6 on Form N-1A filed January 30, 1997 (File Nos. 33-51247 and 811-7129).
7. Response is incorporated by reference to Registrant's Post Effective Amendment No. 7 on Form N-1A filed November 26, 1997 (File Nos. 33-51247 and 811-7129).
9. Response is incorporated by reference to Registrant's Post Effective Amendment No. 9 on Form N-1A filed December 2, 1998 (File Nos. 33-51247 and 811-7129).
11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 on Form N-1A filed November 29, 1999 (File Nos. 33-51247 and 811-7129).
12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed on January 25, 2001 (File Nos. 33-51247 and 811-7129).
13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 on Form N-1A filed on January 25, 2002 (File Nos. 33-51247 and 811-7129).
14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed on January 25, 2003 (File Nos. 33-51247 and 811-7129).
15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 17 on Form N-1A filed on February 2, 2004. (File Nos. 33-51247 and 811-7129).
16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 18 on Form N-1A filed on November 23, 2004. (File Nos. 33-51247 and 811-7129).
17. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed on November October 6, 2005. (File Nos. 33-51247 and 811-7129).
18. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed on January 27, 2006. (File Nos. 33-51247 and 811-7129).
19. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 26 on Form N-1A filed on January 26, 2007. (File Nos. 33-51247 and 811-7129).




Item 24.     Persons Controlled by or Under Common Control with
             Registrant:

             None.

Item 25.     Indemnification: (2)

Item 26.     Business and Other Connections of Investment Adviser:


             For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund?" in Part A. The affiliations with the Registrant of two of the Trustees and two of the Officers of the investment adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund?" The remaining Trustees of the investment adviser and, in parentheses, their principal occupations are:
             Thomas R. Donahue, (Chief Financial Officer, Federated Investors, Inc.), 1001 Liberty Avenue, Pittsburgh, PA, 15222-3779 and Mark D. Olson (a principal of the firm, Mark D. Olson & Company, L.L.C. and Partner, Wilson, Halbrook & Bayard, P.A.), 800 Delaware Avenue, P.O. Box 2305, Wilmington, DE 19899-2305.

The remaining Officers of the investment adviser are:

President/ Chief Executive Officer
and Trustee:                                         John B. Fisher

Vice Chairman:                                       William D. Dawson, III

Senior Vice Presidents:                              Todd Abraham
                                                     J. Scott Albrecht
                                                     Joseph M. Balestrino
                                                     Randall Bauer
                                                     Jonathan C. Conley
                                                     Deborah A. Cunningham
                                                     Mark E. Durbiano
                                                     Donald T. Ellenberger
                                                     Susan R. Hill
                                                     Robert M. Kowit
                                                     Jeffrey A. Kozemchak
                                                     Mary Jo Ochson
                                                     Robert J. Ostrowski
                                                     Ihab Salib
                                                     Paige Wilhelm

Vice Presidents:                                     Nancy J.Belz
                                                     G. Andrew Bonnewell
                                                     Hanan Callas
                                                     Jerome Conner
                                                     James R. Crea, Jr.
                                                     Karol Crummie
                                                     Lee R. Cunningham, II
                                                     B. Anthony Delserone,Jr.
                                                     William Ehling
                                                     Eamonn G. Folan
                                                     Richard J. Gallo
                                                     John T. Gentry
                                                     Kathyrn P. Glass
Vice Presidents:                                     Patricia L. Heagy
                                                     William R. Jamison
                                                     Nathan H. Kehm
                                                     John C. Kerber
                                                     J. Andrew Kirschler
                                                     Marian R. Marinack
                                                     Kevin McCloskey
                                                     John W. McGonigle
                                                     Natalie F. Metz
                                                     Thomas J. Mitchell
                                                     Joseph M. Natoli
                                                     Bob Nolte
                                                     Mary Kay Pavuk
                                                     Jeffrey A. Petro
                                                     John Polinski
                                                     Rae Ann Rice
                                                     Brian Ruffner
                                                     Roberto Sanchez-Dahl,Sr.
                                                     John Sidawi
                                                     Michael W. Sirianni, Jr.
                                                     Christopher Smith
                                                     Kyle Stewart
                                                     Mary Ellen Tesla
                                                     Timothy G. Trebilcock
                                                     Paolo H. Valle
                                                     Stephen J. Wagner
                                                     Mark Weiss
                                                     George B. Wright

Assistant Vice Presidents:                           Jason DeVito
                                                     Bryan Dingle
                                                     Timothy Gannon
                                                     James Grant
                                                     Tracey L. Lusk
                                                     Ann Manley
                                                     Karl Mocharko
                                                     Joseph Mycka
                                                     Nick Navari
                                                     Gene Neavin
                                                     Liam O'Connell
                                                     Nichlas S. Tripodes


Secretary:                                           G. Andrew Bonnewell

Treasurer:                                           Thomas R. Donahue


Assistant Treasurer:                                 Denis McAuley, III

             The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.


Item 27.     Principal Underwriters:

             (a) Federated Securities Corp. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

                    Cash Trust Series, Inc.; Cash Trust Series II; Federated Adjustable Rate Securities Fund; Federated American Leaders Fund, Inc.; Federated Core Trust; Federated Core Trust II, L.P.; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fixed Income Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Intermediate Government Fund, Inc. Federated International Series, Inc.; Federated Investment Series Funds, Inc.; Federated Managed Allocation Portfolios; Federated Managed Pool Series; Federated MDT Series; Federated Municipal Securities Fund, Inc.; Federated Municipal Securities Income Trust; Federated Short-Term Municipal Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Total Return Government Bond Fund; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated World Investment Series, Inc.; Intermediate Municipal Trust; Edward Jones Money Market Fund and Money Market Obligations Trust.


         (b)

          (1)                          (2)                           (3)
Positions and Offices                                      Positions and Offices
  With Distributor                     Name                    With Registrant
_____________________           _________________          _____________________

Chairman:                       Richard B. Fisher          Vice President

Executive Vice
Vice President, Assistant
Secretary and Director:         Thomas R. Donahue

President and Director:         Thomas E. Territ

Director:                       Peter J. Germain

Treasurer and Director:         Denis McAuley III

Senior Vice Presidents:         Michael Bappert
                                Michael Benacci
                                Richard W. Boyd
                                Charles L. Davis, Jr.
                                Laura M. Deger
                                Peter W. Eisenbrandt
                                Theodore Fadool, Jr.
                                James M. Heaton
                                Harry J. Kennedy
                                Michael W. Koenig
                                Anne H. Kruczek
                                Amy Michaliszyn
                                Richard C. Mihm
                                Keith Nixon
Senior Vice Presidents:         Rich Paulson
                                Solon A. Person, IV
                                Chris Prado
                                Brian S. Ronayne
                                Colin B. Starks
                                Robert F. Tousignant
                                William C. Tustin
                                Paul Uhlman

Vice Presidents:                Irving Anderson
                                Dan Berry
                                John B. Bohnet
                                Edward R. Bozek
                                Jane E. Broeren-Lambesis
                                Daniel Brown
                                Bryan Burke
                                Mark Carroll
                                Dan Casey
                                Scott Charlton
                                Steven R. Cohen
                                James Conely
                                Kevin J. Crenny
                                G. Michael Cullen
                                Beth C. Dell
                                Ron Dorman
                                Donald C. Edwards
                                Lee England
                                Timothy Franklin
                                Peter Germain
                                Jamie Getz
                                Scott Gundersen
                                Peter Gustini
                                Dayna C. Haferkamp
                                Raymond J. Hanley
                                Vincent L. Harper, Jr.
                                Bruce E. Hastings
                                Jeffrey S. Jones
                                Ed Koontz
                                Christopher A. Layton
                                Michael H. Liss
                                Michael R. Manning
                                Michael Marcin
                                Martin J. McCaffrey
                                Mary A. McCaffrey
                                Joseph McGinley
                                Vincent T. Morrow
                                Doris T. Muller
                                Alec H. Neilly
                                Rebecca Nelson
                                John A. O'Neill
                                James E. Ostrowski
                                Stephen Otto
                                Brian Paluso
                                Mark Patsy
                                Robert F. Phillips
                                Josh Rasmussen
                                Richard A. Recker
                                Ronald Reich
                                Christopher Renwick
                                Diane M. Robinson
                                Timothy A. Rosewicz
                                Thomas S. Schinabeck
                                Edward J. Segura
                                Peter Siconolfi
                                Edward L. Smith
Vice Presidents:                John A. Staley
                                Jack L. Streich
                                Mark Strubel
                                Michael Vahl
                                David Wasik
                                G. Walter Whalen
                                Stephen White
                                Lewis Williams
                                Edward J. Wojnarowski
                                Michael P. Wolff
                                Erik Zettlemayer
                                Paul Zuber

Assistant Vice Presidents:      Robert W. Bauman
                                William Rose

Secretary:                      C. Todd Gibson

Assistant Treasurer:            Lori A. Hensler
                                Richard A. Novak

The business address of each of the Officers of Federated Securities Corp. is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779.

          (c)     Not applicable



Item 28.     Location of Accounts and Records:

             All  accounts  and records required  to  be  maintained  by
             Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant....................................Reed Smith LLP
...............................................Investment and Asset
...............................................Management Group (IAMG)
...............................................Federated Investors Tower
...............................................12th Floor
...............................................1001 Liberty Avenue
...............................................Pittsburgh, PA  15222-3779

(Notices should be sent to the Agent for Service at above address)

Federated Investors Funds
...............................................5800 Corporate Drive
...............................................Pittsburgh, PA  15237-7000

State Street Bank and.........................P.O. Box 8600
Trust Company.................................Boston, MA 02266-8600
("Custodian, Transfer Agent and
Dividend Disbursing Agent")

Federated Services Company....................Federated Investors Tower
("Administrator").............................1001 Liberty Avenue
...............................................Pittsburgh, PA  15222-3779

Federated Equity Management...................Federated Investors Tower
Company of Pennsylvania.......................1001 Liberty Avenue
("Adviser")...................................Pittsburgh, PA  15222-3779


Item 29.     Management Services:  Not applicable.

Item 30.     Undertakings:

             Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

                               SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FEDERATED MANAGED ALLOCATION PORTFOLIOS has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 19th day of November, 2007.

                FEDERATED MANAGED ALLOCATION PORTFOLIOS

                          BY: /s/ Todd P. Zerega
                          Todd P. Zerega, Assistant Secretary
                          November 19, 2007

       Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

       NAME                            TITLE               DATE

By:  /s/Todd P. Zerega           Attorney In Fact      November 19, 2007
Todd P. Zerega                   For the Persons
ASSISTANT SECRETARY              Listed Below

       NAME                                     TITLE

John F. Donahue*                       Trustee

J. Christopher Donahue*                President and Trustee
                                       (Principal Executive Officer)

Richard J. Novack*                     Treasurer
                                       (Principal Financial Officer)

Stephen F. Auth*                       Chief Investment Officer

Thomas G. Bigley *                     Trustee

John T. Conroy, Jr.*                   Trustee

Nicholas P. Constantakis*              Trustee

John F. Cunningham*                    Trustee

Lawrence D. Ellis, M.D.*               Trustee

Peter E. Madden*                       Trustee

Charles F. Mansfield, Jr.*             Trustee

John E. Murray, Jr.*                   Trustee

Thomas M. O'Neil                       Trustee

Marjorie P. Smuts*                     Trustee

John S. Walsh*                         Trustee

James F. Will                          Trustee


* By Power of Attorney